UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)  (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: January 31

Date of reporting period: July 31, 2024

Item 1. Reports to Stockholders.

(a)	The Registrant’s Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

NRFAX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$60	1.16%
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets$35,778,938
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.9%
Hotel & Resort REITs	3.1%
Office REITs	5.8%
Health Care REITs	8.4%
Diversified REITs	9.6%
Real Estate Management & Development	10.4%
Residential REITs	11.9%
Retail REITs	14.6%
Specialized REITs	16.5%
Industrial REITs	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Prologis, Inc.	7.2%
Welltower, Inc.	6.4%
Equinix, Inc.	5.0%
AvalonBay Communities, Inc.	4.4%
Regency Centers Corp.	4.3%
Realty Income Corp.	4.1%
UDR, Inc.	3.9%
Extra Space Storage, Inc.	3.7%
Broadstone Net Lease, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Country Weightings

United States
66.0%
Japan
8.2%
United Kingdom
6.9%
Australia
5.1%
Other investments less than 3% of net assets*
13.8%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
Australia	5.1%
United Kingdom	6.9%
Japan	8.2%
United States	66.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

NRFAX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report

July 31, 2024

TAEW88A-0724

Class C

NRCFX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$98	1.91%
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets$35,778,938
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.9%
Hotel & Resort REITs	3.1%
Office REITs	5.8%
Health Care REITs	8.4%
Diversified REITs	9.6%
Real Estate Management & Development	10.4%
Residential REITs	11.9%
Retail REITs	14.6%
Specialized REITs	16.5%
Industrial REITs	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Prologis, Inc.	7.2%
Welltower, Inc.	6.4%
Equinix, Inc.	5.0%
AvalonBay Communities, Inc.	4.4%
Regency Centers Corp.	4.3%
Realty Income Corp.	4.1%
UDR, Inc.	3.9%
Extra Space Storage, Inc.	3.7%
Broadstone Net Lease, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
Australia	5.1%
United Kingdom	6.9%
Japan	8.2%
United States	66.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class C

NRCFX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report

July 31, 2024

TAEW88C-0724

Class N

NRFNX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$44	0.86%
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets$35,778,938
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.9%
Hotel & Resort REITs	3.1%
Office REITs	5.8%
Health Care REITs	8.4%
Diversified REITs	9.6%
Real Estate Management & Development	10.4%
Residential REITs	11.9%
Retail REITs	14.6%
Specialized REITs	16.5%
Industrial REITs	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Prologis, Inc.	7.2%
Welltower, Inc.	6.4%
Equinix, Inc.	5.0%
AvalonBay Communities, Inc.	4.4%
Regency Centers Corp.	4.3%
Realty Income Corp.	4.1%
UDR, Inc.	3.9%
Extra Space Storage, Inc.	3.7%
Broadstone Net Lease, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
Australia	5.1%
United Kingdom	6.9%
Japan	8.2%
United States	66.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NRFNX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report

July 31, 2024

TAEW88N-0724

Class Y

NRFYX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$47	0.91%
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets$35,778,938
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.9%
Hotel & Resort REITs	3.1%
Office REITs	5.8%
Health Care REITs	8.4%
Diversified REITs	9.6%
Real Estate Management & Development	10.4%
Residential REITs	11.9%
Retail REITs	14.6%
Specialized REITs	16.5%
Industrial REITs	18.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Prologis, Inc.	7.2%
Welltower, Inc.	6.4%
Equinix, Inc.	5.0%
AvalonBay Communities, Inc.	4.4%
Regency Centers Corp.	4.3%
Realty Income Corp.	4.1%
UDR, Inc.	3.9%
Extra Space Storage, Inc.	3.7%
Broadstone Net Lease, Inc.	3.4%
Simon Property Group, Inc.	3.1%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	13.8%
Australia	5.1%
United Kingdom	6.9%
Japan	8.2%
United States	66.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

NRFYX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report

July 31, 2024

TAEW88Y-0724

Class N

NSFBX

Natixis Target Retirement 2015 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2015 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$11	0.22%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$5,817,619
  # of Portfolio Holdings (including overnight repurchase agreements)574
  Portfolio Turnover Rate12%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	35.1%
Short-Term Investments	2.6%
Exchange-Traded Funds	3.3%
Banking	2.3%
Treasuries	2.8%
Mutual Funds	4.7%
Mortgage Related	5.8%
Affiliated Mutual Funds	43.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	36.6%
AIA International Developed Markets Equity ESG Segment	3.3%
AIA U.S. Large Cap Core ESG Segment	4.8%
AIA U.S. Large Cap Value ESG Segment	3.2%
AIA U.S. Small/Mid Cap ESG Segment	5.1%
Harris Associates Large Cap Value Segment	6.2%
Loomis Sayles All Cap Growth Segment	6.0%
Mirova International Sustainable Equity Fund	3.3%
WCM Focused Emerging Markets Fund	1.4%
WCM Focused International Growth Fund	3.3%
Fixed Income	61.4%
Loomis Sayles Core Fixed Income Segment	21.5%
Loomis Sayles Inflation Protected Securities Fund	16.8%
Loomis Sayles Limited Term Government and Agency Fund	12.0%
Mirova Global Green Bond Fund	11.1%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2015 Fund from Natixis Sustainable Future 2015 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFBX

Natixis Target Retirement 2015 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF1588-0724

Class N

NSFDX

Natixis Target Retirement 2020 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2020 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$12	0.24%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$5,848,626
  # of Portfolio Holdings (including overnight repurchase agreements)585
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.3%
Short-Term Investments	2.7%
Exchange-Traded Funds	4.1%
Banking	2.0%
Software	2.1%
Treasuries	2.6%
Mutual Funds	5.6%
Mortgage Related	5.8%
Affiliated Mutual Funds	36.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	45.6%
AIA International Developed Markets Equity ESG Segment	4.1%
AIA U.S. Large Cap Core ESG Segment	6.1%
AIA U.S. Large Cap Value ESG Segment	4.0%
AIA U.S. Small/Mid Cap ESG Segment	6.5%
Harris Associates Large Cap Value Segment	7.8%
Loomis Sayles All Cap Growth Segment	7.4%
Mirova International Sustainable Equity Fund	4.1%
WCM Focused Emerging Markets Fund	1.5%
WCM Focused International Growth Fund	4.1%
Fixed Income	52.4%
Loomis Sayles Core Fixed Income Segment	19.9%
Loomis Sayles Inflation Protected Securities Fund	12.3%
Loomis Sayles Limited Term Government and Agency Fund	10.2%
Mirova Global Green Bond Fund	10.0%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2020 Fund from Natixis Sustainable Future 2020 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.44% from 0.50%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFDX

Natixis Target Retirement 2020 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF2088-0724

Class N

NSFEX

Natixis Target Retirement 2025 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2025 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$12	0.24%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$10,255,580
  # of Portfolio Holdings (including overnight repurchase agreements)580
  Portfolio Turnover Rate18%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	35.5%
Short-Term Investments	3.2%
Exchange-Traded Funds	4.9%
Capital Markets	2.0%
Banking	2.0%
Banks	2.1%
Semiconductors & Semiconductor Equipment	2.1%
Treasuries	2.4%
Software	2.4%
Mortgage Related	5.6%
Mutual Funds	7.3%
Affiliated Mutual Funds	30.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	51.6%
AIA International Developed Markets Equity ESG Segment	5.1%
AIA U.S. Large Cap Core ESG Segment	7.1%
AIA U.S. Large Cap Value ESG Segment	4.3%
AIA U.S. Small/Mid Cap ESG Segment	4.7%
Harris Associates Large Cap Value Segment	9.1%
Loomis Sayles All Cap Growth Segment	8.7%
Mirova International Sustainable Equity Fund	5.0%
WCM Focused Emerging Markets Fund	2.5%
WCM Focused International Growth Fund	5.1%
Fixed Income	46.3%
Loomis Sayles Core Fixed Income Segment	19.9%
Loomis Sayles Inflation Protected Securities Fund	7.5%
Loomis Sayles Limited Term Government and Agency Fund	9.1%
Mirova Global Green Bond Fund	9.8%
Cash	2.1%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2025 Fund from Natixis Sustainable Future 2025 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.45% from 0.51%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFEX

Natixis Target Retirement 2025 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF2588-0724

Class N

NSFFX

Natixis Target Retirement 2030 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2030 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$12	0.24%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$21,041,817
  # of Portfolio Holdings (including overnight repurchase agreements)590
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	40.5%
Short-Term Investments	3.2%
Exchange-Traded Funds	5.7%
Treasuries	2.2%
Capital Markets	2.2%
Banks	2.4%
Semiconductors & Semiconductor Equipment	2.5%
Software	2.8%
Mortgage Related	4.4%
Mutual Funds	9.1%
Affiliated Mutual Funds	25.0%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	61.7%
AIA International Developed Markets Equity ESG Segment	5.6%
AIA U.S. Large Cap Core ESG Segment	8.0%
AIA U.S. Large Cap Value ESG Segment	5.1%
AIA U.S. Small/Mid Cap ESG Segment	8.3%
Harris Associates Large Cap Value Segment	10.0%
Loomis Sayles All Cap Growth Segment	9.9%
Mirova International Sustainable Equity Fund	5.7%
WCM Focused Emerging Markets Fund	3.4%
WCM Focused International Growth Fund	5.7%
Fixed Income	36.4%
Loomis Sayles Core Fixed Income Segment	17.1%
Loomis Sayles Inflation Protected Securities Fund	5.1%
Loomis Sayles Limited Term Government and Agency Fund	6.1%
Mirova Global Green Bond Fund	8.1%
Cash	1.9%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2030 Fund from Natixis Sustainable Future 2030 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.46% from 0.52%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFFX

Natixis Target Retirement 2030 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF3088-0724

Class N

NSFGX

Natixis Target Retirement 2035 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2035 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$13	0.26%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$21,858,097
  # of Portfolio Holdings (including overnight repurchase agreements)590
  Portfolio Turnover Rate11%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	40.0%
Short-Term Investments	3.2%
Exchange-Traded Funds	6.4%
Interactive Media & Services	2.2%
Oil, Gas & Consumable Fuels	2.2%
Capital Markets	2.6%
Banks	2.8%
Semiconductors & Semiconductor Equipment	2.9%
Software	3.2%
Mortgage Related	3.3%
Mutual Funds	9.9%
Affiliated Mutual Funds	21.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	70.5%
AIA International Developed Markets Equity ESG Segment	6.4%
AIA U.S. Large Cap Core ESG Segment	9.2%
AIA U.S. Large Cap Value ESG Segment	6.0%
AIA U.S. Small/Mid Cap ESG Segment	9.6%
Harris Associates Large Cap Value Segment	11.6%
Loomis Sayles All Cap Growth Segment	11.4%
Mirova International Sustainable Equity Fund	6.5%
WCM Focused Emerging Markets Fund	3.4%
WCM Focused International Growth Fund	6.4%
Fixed Income	27.5%
Loomis Sayles Core Fixed Income Segment	12.7%
Loomis Sayles Inflation Protected Securities Fund	4.5%
Loomis Sayles Limited Term Government and Agency Fund	4.7%
Mirova Global Green Bond Fund	5.6%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2035 Fund from Natixis Sustainable Future 2035 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.47% from 0.53%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFGX

Natixis Target Retirement 2035 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF3588-0724

Class N

NSFHX

Natixis Target Retirement 2040 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2040 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.27%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$25,538,637
  # of Portfolio Holdings (including overnight repurchase agreements)590
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	39.3%
Short-Term Investments	3.3%
Exchange-Traded Funds	6.9%
Financial Services	2.1%
Mortgage Related	2.2%
Interactive Media & Services	2.5%
Oil, Gas & Consumable Fuels	2.6%
Capital Markets	3.0%
Banks	3.2%
Semiconductors & Semiconductor Equipment	3.3%
Software	3.5%
Mutual Funds	10.7%
Affiliated Mutual Funds	17.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	79.1%
AIA International Developed Markets Equity ESG Segment	6.9%
AIA U.S. Large Cap Core ESG Segment	10.4%
AIA U.S. Large Cap Value ESG Segment	6.9%
AIA U.S. Small/Mid Cap ESG Segment	11.2%
Harris Associates Large Cap Value Segment	13.5%
Loomis Sayles All Cap Growth Segment	12.6%
Mirova International Sustainable Equity Fund	6.9%
WCM Focused Emerging Markets Fund	3.8%
WCM Focused International Growth Fund	6.9%
Fixed Income	18.9%
Loomis Sayles Core Fixed Income Segment	8.5%
Loomis Sayles Inflation Protected Securities Fund	3.5%
Loomis Sayles Limited Term Government and Agency Fund	2.8%
Mirova Global Green Bond Fund	4.1%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2040 Fund from Natixis Sustainable Future 2040 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFHX

Natixis Target Retirement 2040 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF4088-0724

Class N

NSFJX

Natixis Target Retirement 2045 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2045 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$13	0.25%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$24,955,200
  # of Portfolio Holdings (including overnight repurchase agreements)586
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	42.0%
Short-Term Investments	3.3%
Exchange-Traded Funds	7.4%
Financial Services	2.1%
Interactive Media & Services	2.5%
Oil, Gas & Consumable Fuels	2.6%
Capital Markets	3.0%
Banks	3.2%
Semiconductors & Semiconductor Equipment	3.3%
Software	3.6%
Mutual Funds	12.1%
Affiliated Mutual Funds	14.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	85.7%
AIA International Developed Markets Equity ESG Segment	7.9%
AIA U.S. Large Cap Core ESG Segment	10.9%
AIA U.S. Large Cap Value ESG Segment	7.2%
AIA U.S. Small/Mid Cap ESG Segment	11.7%
Harris Associates Large Cap Value Segment	14.1%
Loomis Sayles All Cap Growth Segment	13.3%
Mirova International Sustainable Equity Fund	7.9%
WCM Focused Emerging Markets Fund	4.8%
WCM Focused International Growth Fund	7.9%
Fixed Income	12.3%
Loomis Sayles Core Fixed Income Segment	4.6%
Loomis Sayles Inflation Protected Securities Fund	2.5%
Loomis Sayles Limited Term Government and Agency Fund	1.7%
Mirova Global Green Bond Fund	3.5%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2045 Fund from Natixis Sustainable Future 2045 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.48% from 0.54%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFJX

Natixis Target Retirement 2045 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF4588-0724

Class N

NSFKX

Natixis Target Retirement 2050 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2050 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.27%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$24,719,983
  # of Portfolio Holdings (including overnight repurchase agreements)591
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	39.4%
Short-Term Investments	3.8%
Exchange-Traded Funds	8.4%
Insurance	2.0%
Financial Services	2.3%
Interactive Media & Services	2.7%
Oil, Gas & Consumable Fuels	2.8%
Capital Markets	3.3%
Banks	3.5%
Semiconductors & Semiconductor Equipment	3.6%
Software	3.9%
Affiliated Mutual Funds	11.1%
Mutual Funds	13.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	89.8%
AIA International Developed Markets Equity ESG Segment	8.4%
AIA U.S. Large Cap Core ESG Segment	11.4%
AIA U.S. Large Cap Value ESG Segment	7.6%
AIA U.S. Small/Mid Cap ESG Segment	12.3%
Harris Associates Large Cap Value Segment	14.7%
Loomis Sayles All Cap Growth Segment	13.9%
Mirova International Sustainable Equity Fund	8.4%
WCM Focused Emerging Markets Fund	4.8%
WCM Focused International Growth Fund	8.3%
Fixed Income	8.2%
Loomis Sayles Core Fixed Income Segment	5.5%
Loomis Sayles Inflation Protected Securities Fund	1.1%
Mirova Global Green Bond Fund	1.6%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2050 Fund from Natixis Sustainable Future 2050 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFKX

Natixis Target Retirement 2050 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF5088-0724

Class N

NSFLX

Natixis Target Retirement 2055 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2055 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.26%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$19,799,524
  # of Portfolio Holdings (including overnight repurchase agreements)581
  Portfolio Turnover Rate10%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.1%
Short-Term Investments	3.5%
Exchange-Traded Funds	9.0%
Insurance	2.0%
Financial Services	2.3%
Interactive Media & Services	2.8%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	3.3%
Banks	3.6%
Semiconductors & Semiconductor Equipment	3.7%
Software	4.0%
Affiliated Mutual Funds	10.5%
Mutual Funds	14.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	92.4%
AIA International Developed Markets Equity ESG Segment	8.9%
AIA U.S. Large Cap Core ESG Segment	11.6%
AIA U.S. Large Cap Value ESG Segment	7.6%
AIA U.S. Small/Mid Cap ESG Segment	12.3%
Harris Associates Large Cap Value Segment	14.8%
Loomis Sayles All Cap Growth Segment	14.1%
Mirova International Sustainable Equity Fund	8.9%
WCM Focused Emerging Markets Fund	5.3%
WCM Focused International Growth Fund	8.9%
Fixed Income	5.7%
Loomis Sayles Core Fixed Income Segment	4.1%
Loomis Sayles Inflation Protected Securities Fund	0.1%
Mirova Global Green Bond Fund	1.5%
Cash	1.9%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2055 Fund from Natixis Sustainable Future 2055 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFLX

Natixis Target Retirement 2055 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF5588-0724

Class N

NSFMX

Natixis Target Retirement 2060 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2060 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.26%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$16,389,934
  # of Portfolio Holdings (including overnight repurchase agreements)583
  Portfolio Turnover Rate8%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.3%
Short-Term Investments	3.7%
Exchange-Traded Funds	8.9%
Insurance	2.0%
Financial Services	2.3%
Interactive Media & Services	2.7%
Oil, Gas & Consumable Fuels	2.9%
Capital Markets	3.3%
Banks	3.6%
Semiconductors & Semiconductor Equipment	3.6%
Software	4.0%
Affiliated Mutual Funds	10.5%
Mutual Funds	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	92.5%
AIA International Developed Markets Equity ESG Segment	8.9%
AIA U.S. Large Cap Core ESG Segment	11.5%
AIA U.S. Large Cap Value ESG Segment	7.7%
AIA U.S. Small/Mid Cap ESG Segment	12.3%
Harris Associates Large Cap Value Segment	14.9%
Loomis Sayles All Cap Growth Segment	14.1%
Mirova International Sustainable Equity Fund	8.9%
WCM Focused Emerging Markets Fund	5.3%
WCM Focused International Growth Fund	8.9%
Fixed Income	5.5%
Loomis Sayles Core Fixed Income Segment	4.0%
Mirova Global Green Bond Fund	1.5%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2060 Fund from Natixis Sustainable Future 2060 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFMX

Natixis Target Retirement 2060 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF6088-0724

Class N

NSFOX

Natixis Target Retirement 2065 Fund

Semi-annual Shareholder Report - July 31, 2024

This semi-annual shareholder report contains important information about Natixis Target Retirement 2065 Fund for the period of February 1, 2024 to July 31, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$14	0.27%
Footnote	Description
Footnote†	Annualized

Costs do not include the expenses of the underlying funds in which the Fund invests.

Key Fund Statistics

  Total Net Assets$3,802,211
  # of Portfolio Holdings (including overnight repurchase agreements)534
  Portfolio Turnover Rate9%
  Total Advisory Fees Paid (after waiver/reimbursement)$0

What did the Fund invest in? (% of Net Assets)

Investment Summary

Value	Value
Other investments less than 2% of net assetsFootnote Reference*	38.4%
Short-Term Investments	3.5%
Exchange-Traded Funds	9.0%
Insurance	2.0%
Financial Services	2.3%
Oil, Gas & Consumable Fuels	2.8%
Interactive Media & Services	2.9%
Capital Markets	3.3%
Banks	3.5%
Semiconductors & Semiconductor Equipment	3.8%
Software	4.1%
Affiliated Mutual Funds	10.3%
Mutual Funds	14.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Asset Allocation

Equity	92.6%
AIA International Developed Markets Equity ESG Segment	8.9%
AIA U.S. Large Cap Core ESG Segment	11.7%
AIA U.S. Large Cap Value ESG Segment	7.6%
AIA U.S. Small/Mid Cap ESG Segment	12.3%
Harris Associates Large Cap Value Segment	14.8%
Loomis Sayles All Cap Growth Segment	14.5%
Mirova International Sustainable Equity Fund	8.8%
WCM Focused Emerging Markets Fund	5.2%
WCM Focused International Growth Fund	8.8%
Fixed Income	5.4%
Loomis Sayles Core Fixed Income Segment	4.0%
Mirova Global Green Bond Fund	1.4%
Cash	2.0%
Total	100.0%

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Name Change: The Fund's name was changed to Natixis Target Retirement 2065 Fund from Natixis Sustainable Future 2065 Fund.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.49% from 0.55%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NSFOX

Natixis Target Retirement 2065 Fund

Semi-annual Shareholder Report

July 31, 2024

TSFF6588-0724

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
July 31, 2024

AEW Global Focused Real Estate Fund

Portfolio of Investments – as of July 31, 2024 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 99.6% of Net Assets
	Australia — 5.1%
29,461	Goodman Group	$680,139
148,658	GPT Group	452,815
17,407	NEXTDC Ltd.(a)	191,690
83,730	Region RE Ltd.	124,675
122,366	Stockland	369,596
		1,818,915
	Belgium — 0.4%
1,442	VGP NV	156,236
	Canada — 2.8%
103,850	Dream Industrial Real Estate Investment Trust	1,013,941
	France — 2.3%
3,065	Gecina SA	303,857
6,064	Klepierre SA	173,640
15,911	Mercialys SA	201,607
1,788	Unibail-Rodamco-Westfield(a)	133,709
		812,813
	Germany — 2.2%
24,632	TAG Immobilien AG(a)	371,099
12,981	Vonovia SE	398,000
		769,099
	Hong Kong — 1.8%
60,436	Link REIT	254,981
176,430	Sino Land Co. Ltd.	182,492
11,500	Sun Hung Kai Properties Ltd.	99,573
49,696	Wharf Real Estate Investment Co. Ltd.	122,173
		659,219
	Japan — 8.2%
457	GLP J-REIT	400,370
602	Invincible Investment Corp.	272,676
80	Japan Real Estate Investment Corp.	277,480
284	KDX Realty Investment Corp.	292,797
99,287	Mitsui Fudosan Co. Ltd.	1,028,599
60	Nippon Accommodations Fund, Inc.	256,740
12,000	Sumitomo Realty & Development Co. Ltd.	396,633
		2,925,295
	Netherlands — 0.4%
8,075	CTP NV	141,474
	Singapore — 2.2%
47,965	Cromwell European Real Estate Investment Trust	72,792
320,558	Digital Core REIT Management Pte. Ltd.	182,872
364,000	Mapletree Logistics Trust	352,903
278,503	Paragon REIT	183,349
		791,916
	Spain — 0.4%
13,792	Merlin Properties SOCIMI SA	157,503
	Sweden — 1.8%
84,782	Fastighets AB Balder, Class B(a)	625,211
	United Kingdom — 6.9%
24,622	Big Yellow Group PLC	382,907
29,024	British Land Co. PLC	153,836
45,938	Great Portland Estates PLC	207,290
54,950	Segro PLC	646,795
148,662	Sirius Real Estate Ltd.	181,234
140,759	Tritax Big Box REIT PLC	299,193
Shares	Description	Value (†)
	United Kingdom — continued
29,864	UNITE Group PLC	$366,050
27,168	Workspace Group PLC	214,186
		2,451,491
	United States — 65.1%
18,690	American Homes 4 Rent, Class A	674,522
3,287	American Tower Corp.	724,455
7,610	AvalonBay Communities, Inc.	1,559,441
69,760	Broadstone Net Lease, Inc.	1,214,522
15,160	BXP, Inc.	1,081,060
5,930	Digital Realty Trust, Inc.	886,476
2,250	Equinix, Inc.	1,778,040
25,360	Essential Properties Realty Trust, Inc.	750,402
8,200	Extra Space Storage, Inc.	1,308,884
33,040	Healthpeak Properties, Inc.	720,933
6,250	Iron Mountain, Inc.	641,000
8,493	Lineage, Inc.(a)	746,365
20,350	Prologis, Inc.	2,565,117
25,588	Realty Income Corp.	1,469,519
22,846	Regency Centers Corp.	1,538,450
8,258	Ryman Hospitality Properties, Inc.	830,011
7,270	Simon Property Group, Inc.	1,115,509
35,190	UDR, Inc.	1,410,063
20,450	Welltower, Inc.	2,275,062
		23,289,831
	Total Common Stocks (Identified Cost $31,510,058)	35,612,944

Principal Amount
Short-Term Investments — 0.9%
$333,014	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $333,046 on 8/01/2024 collateralized by $340,100 U.S. Treasury Note, 4.250% due 12/31/2025 valued at $339,719 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $333,014)	333,014
	Total Investments — 100.5% (Identified Cost $31,843,072)	35,945,958
	Other assets less liabilities — (0.5)%	(167,020)
	Net Assets — 100.0%	$35,778,938

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
AEW Global Focused Real Estate Fund (continued)
Industry Summary at July 31, 2024 (Unaudited)
Industrial REITs	18.8%
Specialized REITs	16.5
Retail REITs	14.6
Residential REITs	11.9
Real Estate Management & Development	10.4
Diversified REITs	9.6
Health Care REITs	8.4
Office REITs	5.8
Hotel & Resort REITs	3.1
IT Services	0.5
Short-Term Investments	0.9
Total Investments	100.5
Other assets less liabilities	(0.5)
Net Assets	100.0%
Currency Exposure Summary at July 31, 2024 (Unaudited)
United States Dollar	66.5%
Japanese Yen	8.2
British Pound	6.9
Euro	5.9
Australian Dollar	5.1
Canadian Dollar	2.8
Other, less than 2% each	5.1
Total Investments	100.5
Other assets less liabilities	(0.5)
Net Assets	100.0%
See accompanying notes to financial statements.
| 2

Statement of Assets and Liabilities
July 31, 2024 (Unaudited)

ASSETS
Investments at cost	$31,843,072
Net unrealized appreciation	4,102,886
Investments at value	35,945,958
Cash	740
Receivable for Fund shares sold	3,238
Receivable for securities sold	77,739
Dividends and interest receivable	58,827
Tax reclaims receivable	17,029
Prepaid expenses	265
TOTAL ASSETS	36,103,796
LIABILITIES
Payable for securities purchased	10,058
Payable for Fund shares redeemed	41,359
Management fees payable (Note 5)	5,640
Deferred Trustees’ fees (Note 5)	182,519
Administrative fees payable (Note 5)	1,322
Payable to distributor (Note 5d)	854
Audit and tax services fees payable	38,882
Other accounts payable and accrued expenses	44,224
TOTAL LIABILITIES	324,858
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$35,778,938
NET ASSETS CONSIST OF:
Paid-in capital	$49,214,985
Accumulated loss	(13,436,047)
NET ASSETS	$35,778,938
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$14,284,290
Shares of beneficial interest	1,147,464
Net asset value and redemption price per share	$12.45
Offering price per share (100/94.25 of net asset value) (Note 1)	$13.21
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$160,809
Shares of beneficial interest	12,820
Net asset value and offering price per share	$12.54
Class N shares:
Net assets	$2,819,315
Shares of beneficial interest	252,876
Net asset value, offering and redemption price per share	$11.15
Class Y shares:
Net assets	$18,514,524
Shares of beneficial interest	1,665,171
Net asset value, offering and redemption price per share	$11.12

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
3 |

Statement of Operations
For the Six Months Ended July 31, 2024 (Unaudited)

INVESTMENT INCOME
Dividends	$728,740
Interest	6,955
Less net foreign taxes withheld	(30,997)
704,698
Expenses
Management fees (Note 5)	143,971
Service and distribution fees (Note 5)	18,129
Administrative fees (Note 5)	8,602
Trustees' fees and expenses (Note 5)	21,201
Transfer agent fees and expenses (Notes 5, 6 and 7)	34,479
Audit and tax services fees	28,698
Custodian fees and expenses	34,522
Interest expense (Note 10)	1,054
Legal fees	1,577
Registration fees	20,169
Shareholder reporting expenses	20,861
Miscellaneous expenses	16,506
Total expenses	349,769
Less waiver and/or expense reimbursement (Note 5)	(156,809)
Less expense offset (Note 7)	(1,800)
Net expenses	191,160
Net investment income	513,538
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	688,686
Foreign currency transactions (Note 2c)	(5,993)
Net change in unrealized appreciation (depreciation) on:
Investments	1,496,232
Foreign currency translations (Note 2c)	2,534
Net realized and unrealized gain on Investments and Foreign currency transactions	2,181,459
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,694,997
See accompanying notes to financial statements.
| 4

Statement of Changes in Net Assets

	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$513,538	$2,078,935
Net realized gain (loss) on investments and foreign currency transactions	682,693	(8,618,906)
Net change in unrealized appreciation on investments and foreign currency translations	1,498,766	3,570,926
Net increase (decrease) in net assets resulting from operations	2,694,997	(2,969,045)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(306,470)	(369,216)
Class C	(2,937)	(3,908)
Class N	(84,854)	(97,744)
Class Y	(490,815)	(1,807,817)
Total distributions	(885,076)	(2,278,685)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(22,536,403)	(30,431,216)
Net decrease in net assets	(20,726,482)	(35,678,946)
NET ASSETS
Beginning of the period	56,505,420	92,184,366
End of the period	$35,778,938	$56,505,420
See accompanying notes to financial statements.
5 |

Financial Highlights
For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$11.81	$12.25	$14.58	$12.48	$14.23	$14.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.28	0.24	0.22 (b)	0.17	0.22
Net realized and unrealized gain (loss)	0.74	(0.45)	(2.30)	2.68	(1.52)	1.61
Total from Investment Operations	0.90	(0.17)	(2.06)	2.90	(1.35)	1.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.27)	(0.15)	(0.47)	(0.22)	(0.39)
Net realized capital gains	—	—	(0.12)	(0.33)	(0.18)	(1.83)
Total Distributions	(0.26)	(0.27)	(0.27)	(0.80)	(0.40)	(2.22)
Net asset value, end of the period	$12.45	$11.81	$12.25	$14.58	$12.48	$14.23
Total return(c)(d)	7.78%(e)	(1.21)%	(14.16)%	23.39%(b)	(8.94)%	13.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$14,284	$14,287	$18,018	$24,653	$22,619	$33,864
Net expenses(f)	1.16%(g)(h)	1.17%(i)	1.15%	1.15%	1.15%	1.18%(j)
Gross expenses	2.00%(g)(h)	1.58%(i)	1.41%	1.42%	1.55%	1.50%
Net investment income	2.67%(g)	2.45%	1.92%	1.51%(b)	1.43%	1.46%
Portfolio turnover rate	26%	88%	90%	84%	119%	107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)
Includes transfer agent fees and expenses before expense offset and interest expense. Without these expenses the ratio of net expenses would have been 1.15%
and the ratio of gross expenses would have been 1.98%.

(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.57%.
(j)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
See accompanying notes to financial statements.
| 6

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$11.90	$12.33	$14.69	$12.56	$14.32	$14.70
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.20	0.15	0.12 (b)	0.08	0.11
Net realized and unrealized gain (loss)	0.74	(0.45)	(2.32)	2.69	(1.53)	1.61
Total from Investment Operations	0.85	(0.25)	(2.17)	2.81	(1.45)	1.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.18)	(0.07)	(0.35)	(0.13)	(0.27)
Net realized capital gains	—	—	(0.12)	(0.33)	(0.18)	(1.83)
Total Distributions	(0.21)	(0.18)	(0.19)	(0.68)	(0.31)	(2.10)
Net asset value, end of the period	$12.54	$11.90	$12.33	$14.69	$12.56	$14.32
Total return(c)(d)	7.30%(e)	(1.86)%	(14.89)%	22.48%(b)	(9.68)%	12.35%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$161	$192	$284	$397	$643	$1,391
Net expenses(f)	1.91%(g)(h)	1.91%(i)	1.90%	1.90%	1.90%	1.93%(j)
Gross expenses	2.77%(g)(h)	2.33%(i)	2.16%	2.18%	2.30%	2.25%
Net investment income	1.87%(g)	1.74%	1.17%	0.84%(b)	0.67%	0.71%
Portfolio turnover rate	26%	88%	90%	84%	119%	107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)
Includes transfer agent fees and expenses before expense offset and interest expense. Without these expenses the ratio of net expenses would have been 1.90%
and the ratio of gross expenses would have been 2.72%.

(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.32%.
(j)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
See accompanying notes to financial statements.
7 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$10.61	$11.03	$13.18	$11.35	$13.00	$13.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.28	0.25	0.24 (b)	0.17	0.24
Net realized and unrealized gain (loss)	0.67	(0.40)	(2.09)	2.43	(1.38)	1.48
Total from Investment Operations	0.82	(0.12)	(1.84)	2.67	(1.21)	1.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.30)	(0.19)	(0.51)	(0.26)	(0.43)
Net realized capital gains	—	—	(0.12)	(0.33)	(0.18)	(1.83)
Total Distributions	(0.28)	(0.30)	(0.31)	(0.84)	(0.44)	(2.26)
Net asset value, end of the period	$11.15	$10.61	$11.03	$13.18	$11.35	$13.00
Total return(c)	7.90%(d)	(0.82)%	(13.99)%	23.76%(b)	(8.67)%	13.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,819	$3,585	$3,545	$3,654	$2,810	$10,319
Net expenses(e)	0.86%(f)(g)	0.87%(h)	0.85%	0.85%	0.85%	0.88%(i)
Gross expenses	1.59%(f)(g)	1.24%(h)	1.09%	1.10%	1.17%	1.09%
Net investment income	2.90%(f)	2.71%	2.22%	1.80%(b)	1.55%	1.69%
Portfolio turnover rate	26%	88%	90%	84%	119%	107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.85% and the ratio of gross expenses would have been 1.58%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.85% and the ratio of gross expenses would have been 1.23%.
(i)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
See accompanying notes to financial statements.
| 8

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2024 (Unaudited)	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021	Year Ended January 31, 2020
Net asset value, beginning of the period	$10.58	$11.00	$13.14	$11.32	$12.96	$13.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.27	0.25	0.23 (b)	0.18	0.24
Net realized and unrealized gain (loss)	0.67	(0.40)	(2.08)	2.42	(1.38)	1.47
Total from Investment Operations	0.81	(0.13)	(1.83)	2.65	(1.20)	1.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.29)	(0.19)	(0.50)	(0.26)	(0.42)
Net realized capital gains	—	—	(0.12)	(0.33)	(0.18)	(1.83)
Total Distributions	(0.27)	(0.29)	(0.31)	(0.83)	(0.44)	(2.25)
Net asset value, end of the period	$11.12	$10.58	$11.00	$13.14	$11.32	$12.96
Total return(c)	7.89%(d)	(0.88)%	(14.00)%	23.67%(b)	(8.68)%	13.48%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,515	$38,441	$70,337	$113,795	$49,363	$83,933
Net expenses(e)	0.91%(f)(g)	0.91%(h)	0.90%	0.90%	0.90%	0.93%(i)
Gross expenses	1.73%(f)(g)	1.33%(h)	1.16%	1.16%	1.30%	1.25%
Net investment income	2.65%(f)	2.68%	2.19%	1.70%(b)	1.69%	1.72%
Portfolio turnover rate	26%	88%	90%	84%	119%	107%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.72%.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.32%.
(i)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
See accompanying notes to financial statements.
9 |

Notes to Financial Statements
July 31, 2024 (Unaudited)
1.Organization. Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).
The Fund is a diversified investment company.
The Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other
| 10

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2024 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Fund’s books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2024 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of
11 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, passive foreign investment company adjustments and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2024 was as follows:
2024 Distributions
Ordinary Income	Long-Term Capital Gains	Total
$2,278,685	$ —	$2,278,685
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2024, capital loss carryforwards were as follows:
Capital loss carryforward:
Short-term:
No expiration date	$(8,217,093)
Long-term:
No expiration date	(8,418,732)
Total capital loss carryforward	$(16,635,825)
As of July 31, 2024, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
Federal tax cost	$31,843,072
Gross tax appreciation	$4,507,858
Gross tax depreciation	(404,972)
Net tax appreciation	$4,102,886
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund's fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
| 12

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
f. Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
3.Fair Value Measurements In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
13 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$1,818,915	$ —	$1,818,915
Belgium	—	156,236	—	156,236
France	—	812,813	—	812,813
Germany	—	769,099	—	769,099
Hong Kong	—	659,219	—	659,219
Japan	—	2,925,295	—	2,925,295
Netherlands	—	141,474	—	141,474
Singapore	183,349	608,567	—	791,916
Spain	—	157,503	—	157,503
Sweden	—	625,211	—	625,211
United Kingdom	—	2,451,491	—	2,451,491
All Other Common Stocks(a)	24,303,772	—	—	24,303,772
Total Common Stocks	24,487,121	11,125,823	—	35,612,944
Short-Term Investments	—	333,014	—	333,014
Total Investments	$24,487,121	$11,458,837	$—	$35,945,958

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended July 31, 2024, purchases and sales of securities (excluding short-term investments) were $10,281,156 and $32,573,297, respectively.
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2025, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.
For the six months ended July 31, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%
AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 14

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
For the six months ended July 31, 2024, the management fees and waiver of management fees for the Fund were as follows:
Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$143,971	$143,971	$ —	0.75%	— %

[1]	Management fee waiver is subject to possible recovery until January 31, 2025.
In addition, AEW reimbursed non-class specific expenses in the amount of $12,177, for the six months ended July 31, 2024, which is subject to possible recovery until January 31, 2025.
No expenses were recovered during the six months ended July 31, 2024, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).
Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended July 31, 2024, the service and distribution fees for the Fund were as follows:
Service Fees		Distribution Fees
Class A	Class C	Class C
$17,327	$201	$601
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended July 31, 2024, the administrative fees were as follows:
Administrative Fees
$8,602
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’
15 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended July 31, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $23,359.
As of July 31, 2024, the Fund owes Natixis Distribution $854 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended July 31, 2024 amounted to $53.
f. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended July 31, 2024, Natixis Advisors reimbursed the Fund $661 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended July 31, 2024, the Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$12,672	$146	$661	$19,200
| 16

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
7.Expense Offset Arrangements. The Fund has entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Fund's cash balances. Transfer agent fees and expenses are presented in the Statement of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended July 31, 2024, the Fund had no borrowings under this agreement.
9.Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.
The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Interest Expense.  The Fund incurs interest expense on cash overdrafts. Interest expense incurred for the six months ended July 31, 2024 is reflected on the Statement of Operations.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2024, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Number of 5% Account Holders	Percentage of Ownership
2	18.37%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
17 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
12.Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	50,732	$597,042	82,828	$934,526
Issued in connection with the reinvestment of distributions	25,004	291,762	32,564	352,029
Redeemed	(137,706)	(1,635,109)	(377,125)	(4,214,436)
Net change	(61,970)	$(746,305)	(261,733)	$(2,927,881)
Class C
Issued from the sale of shares	336	$3,981	1,021	$11,764
Issued in connection with the reinvestment of distributions	249	2,937	362	3,908
Redeemed	(3,869)	(45,882)	(8,301)	(91,827)
Net change	(3,284)	$(38,964)	(6,918)	$(76,155)
Class N
Issued from the sale of shares	40,895	$433,613	127,474	$1,307,481
Issued in connection with the reinvestment of distributions	8,089	84,535	9,986	97,430
Redeemed	(134,023)	(1,412,270)	(120,847)	(1,236,255)
Net change	(85,039)	$(894,122)	16,613	$168,656
Class Y
Issued from the sale of shares	104,127	$1,090,784	1,888,619	$18,697,200
Issued in connection with the reinvestment of distributions	46,847	488,098	182,236	1,763,215
Redeemed	(2,119,099)	(22,435,894)	(4,829,909)	(48,056,251)
Net change	(1,968,125)	$(20,857,012)	(2,759,054)	$(27,595,836)
Decrease from capital share transactions	(2,118,418)	$(22,536,403)	(3,011,092)	$(30,431,216)
| 18

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing the Fund against similarly categorized funds and performance ratings provided by a different third-party rating organization. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the benefits to the Fund from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
19 |

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.
Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Fund and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.
The Board noted that through December 31, 2023, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
AEW Global Focused Real Estate Fund	14%	26%	66%
The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third-party data provider for the five-year period. The Board concluded that other factors relevant to performance supported renewal of the Agreement, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term (one- and three-year) performance was stronger relative to its category; and (3) that the Fund’s long-term (ten-year) performance was stronger relative to its category. The Board also considered information about the Fund’s more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Fund has an expense limitation in place and they considered the amounts waived or reimbursed by the Adviser for the Fund under its expense limitation agreement. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’
| 20

relationships with the Fund, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Adviser had implemented breakpoints and/or expense limitations with respect to the Fund and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that the Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above. They also considered that because of its relatively small size, the Fund did not benefit from significant economies of scale.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of the Fund.
• Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2025.
21 |

This Page Intentionally Left Blank

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 9/30/25
6422942.1.1
RE58SA-0724
This page is not part of the financial statements and other important information

Semi-annual Financial Statements and Other Important Information
July 31, 2024

Natixis Target Retirement 2015 Fund®
Natixis Target Retirement 2020 Fund®
Natixis Target Retirement 2025 Fund®
Natixis Target Retirement 2030 Fund®
Natixis Target Retirement 2035 Fund®
Natixis Target Retirement 2040 Fund®
Natixis Target Retirement 2045 Fund®
Natixis Target Retirement 2050 Fund®
Natixis Target Retirement 2055 Fund®
Natixis Target Retirement 2060 Fund®
Natixis Target Retirement 2065 Fund®

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund

Shares	Description	Value (†)
Common Stocks — 25.2% of Net Assets
	Aerospace & Defense — 0.6%
30	AAR Corp.(a)	$1,938
95	Boeing Co.(a)	18,107
27	General Electric Co.	4,596
7	L3Harris Technologies, Inc.	1,588
5	Lockheed Martin Corp.	2,710
12	Moog, Inc., Class A	2,353
1	Northrop Grumman Corp.	484
27	RTX Corp.	3,172
		34,948
	Air Freight & Logistics — 0.2%
40	Expeditors International of Washington, Inc.	4,993
4	FedEx Corp.	1,209
27	GXO Logistics, Inc.(a)	1,511
14	United Parcel Service, Inc., Class B	1,825
		9,538
	Automobile Components — 0.2%
6	Aptiv PLC(a)	416
108	BorgWarner, Inc.	3,813
97	Dana, Inc.	1,233
86	Magna International, Inc.	3,816
112	Mobileye Global, Inc., Class A(a)	2,352
25	Visteon Corp.(a)	2,889
		14,519
	Automobiles — 0.6%
267	General Motors Co.	11,833
100	Tesla, Inc.(a)	23,207
12	Thor Industries, Inc.	1,274
		36,314
	Banks — 1.5%
51	Ameris Bancorp	3,105
142	Banc of California, Inc.	1,985
297	Bank of America Corp.	11,972
198	Citigroup, Inc.	12,846
23	Citizens Financial Group, Inc.	982
29	East West Bancorp, Inc.	2,549
4	First Citizens BancShares, Inc., Class A	8,351
93	First Financial Bancorp	2,545
155	Fulton Financial Corp.	3,002
52	International Bancshares Corp.	3,507
48	JPMorgan Chase & Co.	10,214
13	PNC Financial Services Group, Inc.	2,354
26	Regions Financial Corp.	582
56	SouthState Corp.	5,542
126	Truist Financial Corp.	5,631
32	U.S. Bancorp	1,436
49	Webster Financial Corp.	2,431
166	Wells Fargo & Co.	9,851
		88,885
	Beverages — 0.4%
8	Boston Beer Co., Inc., Class A(a)	2,242
67	Coca-Cola Co.	4,472
30	Keurig Dr Pepper, Inc.	1,028
205	Monster Beverage Corp.(a)	10,547
20	PepsiCo, Inc.	3,453
		21,742
	Biotechnology — 0.7%
20	AbbVie, Inc.	3,706
Shares	Description	Value (†)
	Biotechnology — continued
36	Alnylam Pharmaceuticals, Inc.(a)	$8,549
6	Amgen, Inc.	1,995
25	BioMarin Pharmaceutical, Inc.(a)	2,108
41	CRISPR Therapeutics AG(a)	2,349
31	Gilead Sciences, Inc.	2,358
5	GRAIL, Inc.(a)	77
28	Halozyme Therapeutics, Inc.(a)	1,547
12	Incyte Corp.(a)	781
4	Moderna, Inc.(a)	477
14	Neurocrine Biosciences, Inc.(a)	1,982
9	Regeneron Pharmaceuticals, Inc.(a)	9,713
10	Sarepta Therapeutics, Inc.(a)	1,422
4	United Therapeutics Corp.(a)	1,253
1	Vertex Pharmaceuticals, Inc.(a)	496
		38,813
	Broadline Retail — 0.6%
32	Alibaba Group Holding Ltd., ADR	2,523
159	Amazon.com, Inc.(a)	29,730
59	eBay, Inc.	3,281
		35,534
	Building Products — 0.4%
6	Carlisle Cos., Inc.	2,511
15	Carrier Global Corp.	1,022
73	Fortune Brands Innovations, Inc.	5,899
5	Lennox International, Inc.	2,918
63	Masco Corp.	4,905
17	Owens Corning	3,168
18	Trex Co., Inc.(a)	1,505
		21,928
	Capital Markets — 1.4%
141	Bank of New York Mellon Corp.	9,175
6	BlackRock, Inc.	5,259
11	Cboe Global Markets, Inc.	2,019
163	Charles Schwab Corp.	10,626
13	CME Group, Inc.	2,518
10	FactSet Research Systems, Inc.	4,131
9	Goldman Sachs Group, Inc.	4,581
79	Intercontinental Exchange, Inc.	11,973
40	Janus Henderson Group PLC	1,489
16	Morgan Stanley	1,652
8	MSCI, Inc.	4,326
87	Nasdaq, Inc.	5,888
5	Northern Trust Corp.	443
6	S&P Global, Inc.	2,909
63	SEI Investments Co.	4,274
92	State Street Corp.	7,817
5	T. Rowe Price Group, Inc.	571
8	Virtus Investment Partners, Inc.	1,808
		81,459
	Chemicals — 0.5%
6	Air Products & Chemicals, Inc.	1,583
25	Celanese Corp.	3,529
144	Corteva, Inc.	8,079
9	DuPont de Nemours, Inc.	753
10	Ecolab, Inc.	2,307
22	HB Fuller Co.	1,896
16	Innospec, Inc.	2,098
7	Linde PLC	3,175
19	Minerals Technologies, Inc.	1,489
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
3	Sherwin-Williams Co.	$1,052
11	Stepan Co.	931
		26,892
	Commercial Services & Supplies — 0.1%
11	MSA Safety, Inc.	2,075
25	RB Global, Inc.	1,991
4	Waste Management, Inc.	810
		4,876
	Communications Equipment — 0.1%
27	Ciena Corp.(a)	1,424
62	Cisco Systems, Inc.	3,004
11	F5, Inc.(a)	2,240
2	Motorola Solutions, Inc.	798
		7,466
	Construction & Engineering — 0.1%
34	AECOM	3,081
8	Comfort Systems USA, Inc.	2,659
		5,740
	Construction Materials — 0.1%
3	Martin Marietta Materials, Inc.	1,780
8	Vulcan Materials Co.	2,196
		3,976
	Consumer Finance — 0.4%
258	Ally Financial, Inc.	11,613
10	American Express Co.	2,530
66	Capital One Financial Corp.	9,993
18	Synchrony Financial	914
		25,050
	Consumer Staples Distribution & Retail — 0.5%
23	BJ's Wholesale Club Holdings, Inc.(a)	2,023
5	Casey's General Stores, Inc.	1,939
4	Costco Wholesale Corp.	3,288
263	Kroger Co.	14,334
23	Sprouts Farmers Market, Inc.(a)	2,298
6	Target Corp.	902
75	Walmart, Inc.	5,148
		29,932
	Containers & Packaging — 0.1%
25	Crown Holdings, Inc.	2,218
37	Sonoco Products Co.	1,995
		4,213
	Distributors — 0.0%
6	Genuine Parts Co.	883
	Diversified Consumer Services — 0.1%
13	Grand Canyon Education, Inc.(a)	2,027
28	Service Corp. International	2,238
		4,265
	Diversified REITs — 0.0%
73	American Assets Trust, Inc.	1,936
	Diversified Telecommunication Services — 0.2%
232	AT&T, Inc.	4,466
59	Iridium Communications, Inc.	1,693
107	Verizon Communications, Inc.	4,336
		10,495
Shares	Description	Value (†)
	Electric Utilities — 0.2%
44	Alliant Energy Corp.	$2,449
33	Evergy, Inc.	1,914
26	Eversource Energy	1,688
21	Exelon Corp.	781
42	FirstEnergy Corp.	1,760
15	IDACORP, Inc.	1,466
76	PPL Corp.	2,259
24	Xcel Energy, Inc.	1,399
		13,716
	Electrical Equipment — 0.2%
8	Eaton Corp. PLC	2,438
21	Emerson Electric Co.	2,459
6	GE Vernova, Inc.(a)	1,070
36	nVent Electric PLC	2,615
12	Regal Rexnord Corp.	1,928
		10,510
	Electronic Equipment, Instruments & Components — 0.3%
17	Advanced Energy Industries, Inc.	1,978
36	Amphenol Corp., Class A	2,313
40	Avnet, Inc.	2,150
30	Cognex Corp.	1,489
20	Coherent Corp.(a)	1,394
9	Corning, Inc.	360
6	Fabrinet(a)	1,323
103	Knowles Corp.(a)	1,882
5	Littelfuse, Inc.	1,336
27	TE Connectivity Ltd.	4,167
2	Teledyne Technologies, Inc.(a)	844
2	Zebra Technologies Corp., Class A(a)	702
		19,938
	Energy Equipment & Services — 0.1%
55	ChampionX Corp.	1,884
112	NOV, Inc.	2,332
24	Schlumberger NV	1,159
		5,375
	Entertainment — 0.6%
10	Electronic Arts, Inc.	1,509
27	Netflix, Inc.(a)	16,965
5	Take-Two Interactive Software, Inc.(a)	753
140	Walt Disney Co.	13,117
507	Warner Bros. Discovery, Inc.(a)	4,386
		36,730
	Financial Services — 1.0%
49	Block, Inc.(a)	3,032
123	Corebridge Financial, Inc.	3,635
65	Fiserv, Inc.(a)	10,632
56	Global Payments, Inc.	5,692
4	Jack Henry & Associates, Inc.	686
7	Mastercard, Inc., Class A	3,246
125	MGIC Investment Corp.	3,105
62	PayPal Holdings, Inc.(a)	4,078
73	Visa, Inc., Class A	19,394
37	Voya Financial, Inc.	2,691
8	WEX, Inc.(a)	1,467
		57,658
	Food Products — 0.3%
21	Campbell Soup Co.	984
25	Darling Ingredients, Inc.(a)	993
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
35	General Mills, Inc.	$2,350
6	Hershey Co.	1,185
16	Ingredion, Inc.	1,990
24	Kellanova	1,395
70	Kraft Heinz Co.	2,465
16	McCormick & Co., Inc.	1,232
40	Mondelez International, Inc., Class A	2,734
		15,328
	Gas Utilities — 0.1%
12	Atmos Energy Corp.	1,535
42	New Jersey Resources Corp.	1,963
27	ONE Gas, Inc.	1,880
		5,378
	Ground Transportation — 0.2%
59	CSX Corp.	2,071
9	Norfolk Southern Corp.	2,246
12	Ryder System, Inc.	1,682
3	Saia, Inc.(a)	1,253
12	Uber Technologies, Inc.(a)	774
5	Union Pacific Corp.	1,234
14	XPO, Inc.(a)	1,608
		10,868
	Health Care Equipment & Supplies — 0.4%
29	Abbott Laboratories	3,072
2	Align Technology, Inc.(a)	464
106	Baxter International, Inc.	3,797
7	Becton Dickinson & Co.	1,687
11	Edwards Lifesciences Corp.(a)	694
13	Intuitive Surgical, Inc.(a)	5,780
21	LeMaitre Vascular, Inc.	1,825
29	Medtronic PLC	2,329
26	Merit Medical Systems, Inc.(a)	2,217
6	Penumbra, Inc.(a)	1,003
4	Stryker Corp.	1,310
		24,178
	Health Care Providers & Services — 0.7%
23	Acadia Healthcare Co., Inc.(a)	1,491
10	Cardinal Health, Inc.	1,008
138	Centene Corp.(a)	10,615
3	Chemed Corp.	1,710
7	Cigna Group	2,441
96	CVS Health Corp.	5,792
4	Elevance Health, Inc.	2,128
3	HCA Healthcare, Inc.	1,089
21	HealthEquity, Inc.(a)	1,648
13	Henry Schein, Inc.(a)	935
1	Humana, Inc.	362
4	Labcorp Holdings, Inc.	862
3	McKesson Corp.	1,851
41	Select Medical Holdings Corp.	1,630
10	UnitedHealth Group, Inc.	5,762
		39,324
	Health Care Technology — 0.2%
152	Doximity, Inc., Class A(a)	4,256
30	Veeva Systems, Inc., Class A(a)	5,758
		10,014
	Hotel & Resort REITs — 0.0%
27	Host Hotels & Resorts, Inc.	473
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.4%
49	Aramark	$1,679
18	Chipotle Mexican Grill, Inc.(a)	978
17	Marriott Vacations Worldwide Corp.	1,438
12	McDonald's Corp.	3,185
86	Starbucks Corp.	6,704
40	Travel & Leisure Co.	1,844
5	Wingstop, Inc.	1,869
68	Yum China Holdings, Inc.	2,056
29	Yum! Brands, Inc.	3,852
		23,605
	Household Durables — 0.2%
37	KB Home	3,185
11	Meritage Homes Corp.	2,232
15	PulteGroup, Inc.	1,980
38	Taylor Morrison Home Corp.(a)	2,549
		9,946
	Household Products — 0.2%
21	Church & Dwight Co., Inc.	2,058
9	Colgate-Palmolive Co.	893
56	Energizer Holdings, Inc.	1,724
42	Procter & Gamble Co.	6,752
		11,427
	Independent Power & Renewable Electricity Producers — 0.1%
68	AES Corp.	1,210
92	Clearway Energy, Inc., Class A	2,266
		3,476
	Industrial Conglomerates — 0.0%
7	3M Co.	893
	Industrial REITs — 0.1%
13	Prologis, Inc.	1,639
56	Rexford Industrial Realty, Inc.	2,806
		4,445
	Insurance — 0.9%
5	Allstate Corp.	856
116	American International Group, Inc.	9,191
15	Arch Capital Group Ltd.(a)	1,437
9	Arthur J Gallagher & Co.	2,551
6	Assurant, Inc.	1,049
35	Assured Guaranty Ltd.	2,883
7	Chubb Ltd.	1,930
30	First American Financial Corp.	1,817
16	Hanover Insurance Group, Inc.	2,200
18	Hartford Financial Services Group, Inc.	1,996
7	Marsh & McLennan Cos., Inc.	1,558
13	Prudential Financial, Inc.	1,629
34	Reinsurance Group of America, Inc.	7,665
23	Selective Insurance Group, Inc.	2,077
14	Travelers Cos., Inc.	3,030
31	Willis Towers Watson PLC	8,751
		50,620
	Interactive Media & Services — 1.2%
107	Alphabet, Inc., Class A	18,355
143	Alphabet, Inc., Class C	24,760
49	Meta Platforms, Inc., Class A	23,267
48	Yelp, Inc.(a)	1,748
		68,130
	IT Services — 0.3%
8	Accenture PLC, Class A	2,645
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)
	IT Services — continued
27	Cognizant Technology Solutions Corp., Class A	$2,043
20	International Business Machines Corp.	3,843
65	Kyndryl Holdings, Inc.(a)	1,746
79	Shopify, Inc., Class A(a)	4,835
		15,112
	Leisure Products — 0.0%
90	Mattel, Inc.(a)	1,736
21	YETI Holdings, Inc.(a)	868
		2,604
	Life Sciences Tools & Services — 0.4%
5	Agilent Technologies, Inc.	707
7	Danaher Corp.	1,940
50	Illumina, Inc.(a)	6,130
43	IQVIA Holdings, Inc.(a)	10,588
8	Repligen Corp.(a)	1,339
4	Thermo Fisher Scientific, Inc.	2,453
		23,157
	Machinery — 0.6%
12	AGCO Corp.	1,133
3	Caterpillar, Inc.	1,039
8	Chart Industries, Inc.(a)	1,289
1	Cummins, Inc.	292
30	Deere & Co.	11,159
10	Dover Corp.	1,842
16	Fortive Corp.	1,149
37	Graco, Inc.	3,147
3	Illinois Tool Works, Inc.	742
27	ITT, Inc.	3,819
15	Oshkosh Corp.	1,630
2	Parker-Hannifin Corp.	1,122
15	SPX Technologies, Inc.(a)	2,213
26	Terex Corp.	1,645
16	Toro Co.	1,532
		33,753
	Media — 0.4%
26	Charter Communications, Inc., Class A(a)	9,873
192	Comcast Corp., Class A	7,924
60	Interpublic Group of Cos., Inc.	1,930
33	Liberty Broadband Corp., Class C(a)	2,224
27	Omnicom Group, Inc.	2,647
		24,598
	Metals & Mining — 0.1%
37	Alcoa Corp.	1,222
92	Cleveland-Cliffs, Inc.(a)	1,412
12	Freeport-McMoRan, Inc.	545
25	Newmont Corp.	1,227
8	Reliance, Inc.	2,437
36	U.S. Steel Corp.	1,479
		8,322
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
158	Annaly Capital Management, Inc.	3,146
	Multi-Utilities — 0.1%
18	Consolidated Edison, Inc.	1,756
8	DTE Energy Co.	964
4	WEC Energy Group, Inc.	344
		3,064
	Office REITs — 0.2%
100	COPT Defense Properties	2,897
Shares	Description	Value (†)
	Office REITs — continued
238	Easterly Government Properties, Inc.	$3,315
80	Highwoods Properties, Inc.	2,478
62	Kilroy Realty Corp.	2,292
		10,982
	Oil, Gas & Consumable Fuels — 1.2%
130	Antero Midstream Corp.	1,867
67	Antero Resources Corp.(a)	1,944
222	APA Corp.	6,924
31	Chevron Corp.	4,974
65	CNX Resources Corp.(a)	1,720
93	ConocoPhillips	10,342
22	Devon Energy Corp.	1,035
4	Diamondback Energy, Inc.	809
77	EOG Resources, Inc.	9,764
68	Exxon Mobil Corp.	8,064
5	Hess Corp.	767
29	HF Sinclair Corp.	1,493
98	Kinder Morgan, Inc.	2,071
17	ONEOK, Inc.	1,417
42	Ovintiv, Inc.	1,950
73	Phillips 66	10,620
47	Range Resources Corp.	1,468
180	Southwestern Energy Co.(a)	1,161
2	Texas Pacific Land Corp.	1,690
7	Valero Energy Corp.	1,132
34	Williams Cos., Inc.	1,460
		72,672
	Passenger Airlines — 0.1%
191	Delta Air Lines, Inc.	8,217
	Personal Care Products — 0.1%
7	elf Beauty, Inc.(a)	1,208
3	Estee Lauder Cos., Inc., Class A	299
330	Kenvue, Inc.	6,102
		7,609
	Pharmaceuticals — 0.6%
53	Bristol-Myers Squibb Co.	2,520
4	Eli Lilly & Co.	3,217
11	Jazz Pharmaceuticals PLC(a)	1,213
47	Johnson & Johnson	7,419
37	Merck & Co., Inc.	4,186
25	Novartis AG, ADR	2,787
52	Novo Nordisk AS, ADR	6,897
102	Pfizer, Inc.	3,115
76	Roche Holding AG, ADR	3,079
13	Zoetis, Inc.	2,340
		36,773
	Professional Services — 0.3%
4	Automatic Data Processing, Inc.	1,050
24	Equifax, Inc.	6,705
32	Exponent, Inc.	3,394
23	Korn Ferry	1,696
9	Leidos Holdings, Inc.	1,300
4	Paychex, Inc.	512
9	Paylocity Holding Corp.(a)	1,351
		16,008
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.2%
105	CBRE Group, Inc., Class A(a)	$11,835
10	Jones Lang LaSalle, Inc.(a)	2,509
		14,344
	Residential REITs — 0.0%
6	AvalonBay Communities, Inc.	1,229
	Retail REITs — 0.1%
155	Brixmor Property Group, Inc.	3,948
52	NNN REIT, Inc.	2,334
6	Simon Property Group, Inc.	921
		7,203
	Semiconductors & Semiconductor Equipment — 1.5%
12	Advanced Micro Devices, Inc.(a)	1,734
12	Analog Devices, Inc.	2,777
7	Applied Materials, Inc.	1,485
65	ARM Holdings PLC, ADR(a)	9,371
20	Broadcom, Inc.	3,214
85	Intel Corp.	2,613
25	Lattice Semiconductor Corp.(a)	1,325
18	Micron Technology, Inc.	1,977
22	MKS Instruments, Inc.	2,770
403	NVIDIA Corp.	47,159
9	Onto Innovation, Inc.(a)	1,722
49	QUALCOMM, Inc.	8,866
9	Silicon Laboratories, Inc.(a)	1,081
14	Synaptics, Inc.(a)	1,222
13	Texas Instruments, Inc.	2,649
		89,965
	Software — 1.7%
2	Adobe, Inc.(a)	1,103
2	ANSYS, Inc.(a)	627
42	Autodesk, Inc.(a)	10,396
4	Cadence Design Systems, Inc.(a)	1,071
56	Dynatrace, Inc.(a)	2,459
2	Intuit, Inc.	1,295
10	Manhattan Associates, Inc.(a)	2,554
66	Microsoft Corp.	27,611
113	Oracle Corp.	15,758
2	Palo Alto Networks, Inc.(a)	649
7	PTC, Inc.(a)	1,245
8	Qualys, Inc.(a)	1,193
4	Roper Technologies, Inc.	2,179
65	Salesforce, Inc.	16,822
2	ServiceNow, Inc.(a)	1,629
7	SPS Commerce, Inc.(a)	1,508
2	Synopsys, Inc.(a)	1,117
2	Tyler Technologies, Inc.(a)	1,136
25	Workday, Inc., Class A(a)	5,678
		96,030
	Specialized REITs — 0.1%
2	American Tower Corp.	441
6	Crown Castle, Inc.	661
3	Digital Realty Trust, Inc.	448
1	Equinix, Inc.	790
20	Weyerhaeuser Co.	635
		2,975
	Specialty Retail — 0.4%
9	Abercrombie & Fitch Co., Class A(a)	1,327
5	Asbury Automotive Group, Inc.(a)	1,346
9	Burlington Stores, Inc.(a)	2,343
Shares	Description	Value (†)
	Specialty Retail — continued
8	Dick's Sporting Goods, Inc.	$1,731
8	Five Below, Inc.(a)	582
17	Floor & Decor Holdings, Inc., Class A(a)	1,666
11	Home Depot, Inc.	4,050
5	Lithia Motors, Inc.	1,382
7	Lowe's Cos., Inc.	1,718
8	Ross Stores, Inc.	1,146
31	TJX Cos., Inc.	3,503
16	Williams-Sonoma, Inc.	2,475
		23,269
	Technology Hardware, Storage & Peripherals — 0.3%
77	Apple, Inc.	17,100
38	Hewlett Packard Enterprise Co.	757
23	HP, Inc.	830
9	NetApp, Inc.	1,143
5	Western Digital Corp.(a)	335
		20,165
	Textiles, Apparel & Luxury Goods — 0.1%
10	Crocs, Inc.(a)	1,344
1	Deckers Outdoor Corp.(a)	923
14	PVH Corp.	1,428
4	Ralph Lauren Corp.	702
523	Under Armour, Inc., Class A(a)	3,645
		8,042
	Trading Companies & Distributors — 0.0%
6	Watsco, Inc.	2,937
	Water Utilities — 0.1%
16	American States Water Co.	1,321
4	American Water Works Co., Inc.	569
39	Essential Utilities, Inc.	1,585
		3,475
	Total Common Stocks (Identified Cost $1,204,209)	1,467,087

Principal Amount
Bonds and Notes — 21.4%
	Apartment REITs — 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,352
	Automotive — 0.5%
12,000	Cummins, Inc., 5.150%, 2/20/2034	12,298
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,849
2,000	Lear Corp., 4.250%, 5/15/2029	1,943
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	6,186
		30,276
	Banking — 2.3%
9,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	8,680
16,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	15,360
13,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	12,172
10,000	Citigroup, Inc., 4.600%, 3/09/2026	9,927
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,872
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,498
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	5,750
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,612
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	$4,914
14,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	13,396
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,926
7,000	State Street Corp., 2.400%, 1/24/2030	6,309
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,929
12,000	Westpac Banking Corp., 2.350%, 2/19/2025	11,816
		134,161
	Brokerage — 0.4%
13,000	BlackRock, Inc., 2.400%, 4/30/2030	11,567
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,111
		21,678
	Building Materials — 0.4%
9,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	8,371
14,000	Owens Corning, 3.950%, 8/15/2029	13,439
		21,810
	Chemicals — 0.3%
16,000	Ecolab, Inc., 2.125%, 2/01/2032	13,509
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,791
		16,300
	Consumer Products — 0.1%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,754
	Diversified Manufacturing — 0.3%
12,000	Eaton Corp., 4.150%, 3/15/2033	11,505
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,431
		16,936
	Electric — 0.9%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,370
17,000	Entergy Corp., 0.900%, 9/15/2025	16,250
6,000	Exelon Corp., 4.050%, 4/15/2030	5,775
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,584
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,871
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,607
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,736
		54,193
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,898
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,983
		7,881
	Finance Companies — 0.2%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,823
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,534
		13,357
	Food & Beverage — 0.7%
13,000	Coca-Cola Co., 1.450%, 6/01/2027	12,015
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,880
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,526
12,000	PepsiCo, Inc., 2.750%, 3/19/2030	10,987
		40,408
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.5%
$10,000	Equinor ASA, 3.625%, 4/06/2040	$8,297
18,000	Federal National Mortgage Association, 6.625%, 11/15/2030	20,498
		28,795
	Health Care REITs — 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,383
	Health Insurance — 0.3%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,789
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,556
		19,345
	Healthcare — 0.4%
6,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	5,918
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,961
6,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	5,944
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,812
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,552
		24,187
	Integrated Energy — 0.4%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,813
8,000	Shell International Finance BV, 6.375%, 12/15/2038	9,069
		22,882
	Life Insurance — 0.3%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,164
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,356
6,000	MetLife, Inc., 5.375%, 7/15/2033	6,186
		17,706
	Media Entertainment — 0.1%
6,000	Netflix, Inc., 3.625%, 6/15/2025(b)	5,918
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	6,220
	Midstream — 0.2%
10,000	Enbridge, Inc., 5.625%, 4/05/2034	10,238
	Mortgage Related — 5.8%
12,335	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	9,926
10,258	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,677
9,016	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	7,575
10,447	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	9,133
17,928	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	15,671
7,278	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	6,360
7,864	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	7,144
18,294	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	16,598
9,753	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,602
19,615	Federal National Mortgage Association, 2.000%, 7/01/2051	15,845
22,262	Federal National Mortgage Association, 2.000%, 8/01/2051	17,947
2,531	Federal National Mortgage Association, 2.000%, 10/01/2051	2,045
3,099	Federal National Mortgage Association, 2.500%, 8/01/2050	2,632
24,311	Federal National Mortgage Association, 2.500%, 2/01/2051	20,594
3,857	Federal National Mortgage Association, 2.500%, 8/01/2051	3,252
9,463	Federal National Mortgage Association, 2.500%, 9/01/2051	8,024
17,602	Federal National Mortgage Association, 2.500%, 4/01/2052	14,873
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$2,863	Federal National Mortgage Association, 3.000%, 4/01/2034	$2,716
9,465	Federal National Mortgage Association, 3.000%, 12/01/2049	8,385
9,399	Federal National Mortgage Association, 3.000%, 6/01/2050	8,324
5,846	Federal National Mortgage Association, 3.000%, 5/01/2051	5,155
12,146	Federal National Mortgage Association, 3.000%, 4/01/2052	10,620
6,340	Federal National Mortgage Association, 3.000%, 7/01/2052	5,541
2,623	Federal National Mortgage Association, 3.500%, 6/01/2049	2,421
4,541	Federal National Mortgage Association, 3.500%, 8/01/2049	4,188
3,371	Federal National Mortgage Association, 3.500%, 4/01/2052	3,063
12,161	Federal National Mortgage Association, 3.500%, 5/01/2052	11,049
1,582	Federal National Mortgage Association, 4.000%, 3/01/2050	1,500
3,591	Federal National Mortgage Association, 4.000%, 8/01/2052	3,366
11,696	Federal National Mortgage Association, 4.000%, 9/01/2052	10,971
12,258	Federal National Mortgage Association, 4.000%, 5/01/2053	11,488
1,082	Federal National Mortgage Association, 4.500%, 5/01/2049	1,056
635	Federal National Mortgage Association, 4.500%, 6/01/2049	619
6,482	Federal National Mortgage Association, 4.500%, 2/01/2053	6,245
933	Federal National Mortgage Association, 4.500%, 4/01/2053	899
14,370	Federal National Mortgage Association, 4.500%, 8/01/2053	13,838
12,096	Government National Mortgage Association, 3.000%, 6/20/2052	10,793
6,728	Government National Mortgage Association, 4.000%, 8/20/2053	6,353
6,728	Government National Mortgage Association, 5.000%, 7/20/2053	6,658
27,304	Government National Mortgage Association, 5.500%, 4/20/2053	27,391
		338,537
	Office REITs — 0.3%
14,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	13,735
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,658
		19,393
	Oil Field Services — 0.2%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,764
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	6,024
		11,788
	Other REITs — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,918
	Pharmaceuticals — 0.6%
17,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	14,695
Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$5,000	Biogen, Inc., 2.250%, 5/01/2030	$4,352
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,561
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,384
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,526
		35,518
	Property & Casualty Insurance — 0.2%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,719
7,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	6,114
		8,833
	Railroads — 0.2%
11,000	CSX Corp., 2.600%, 11/01/2026	10,520
	Restaurants — 0.2%
15,000	Starbucks Corp., 2.250%, 3/12/2030	13,240
	Retail REITs — 0.1%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,277
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,869
		7,146
	Retailers — 0.4%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,532
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	13,303
7,000	Walmart, Inc., 4.100%, 4/15/2033	6,838
		24,673
	Technology — 1.3%
1,000	Adobe, Inc., 2.300%, 2/01/2030	897
9,000	Apple, Inc., 2.500%, 2/09/2025	8,873
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,860
6,000	Intel Corp., 2.450%, 11/15/2029	5,386
11,000	International Business Machines Corp., 4.000%, 6/20/2042	9,252
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,416
11,000	Oracle Corp., 2.950%, 5/15/2025	10,803
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	11,309
11,000	Salesforce, Inc., 1.500%, 7/15/2028	9,849
8,000	Texas Instruments, Inc., 4.900%, 3/14/2033	8,186
		75,831
	Treasuries — 2.8%
20,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	10,271
13,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	9,739
11,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,995
30,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	23,809
35,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	28,112
17,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	13,432
22,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	17,275
9,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	8,956
45,000	U.S. Treasury Notes, 0.375%, 11/30/2025	42,590
		162,179
	Utility Other — 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,632
	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,332
	Wirelines — 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,901
17,000	Verizon Communications, Inc., 2.650%, 11/20/2040	12,015
		14,916
	Total Bonds and Notes (Identified Cost $1,326,286)	1,244,236
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2015 Fund (continued)

Shares	Description	Value (†)
Exchange-Traded Funds — 3.3%
2,384	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $170,212)	$192,293

Mutual Funds — 4.7%
5,981	WCM Focused Emerging Markets Fund, Institutional Class	81,940
7,529	WCM Focused International Growth Fund, Institutional Class	189,644
	Total Mutual Funds (Identified Cost $273,620)	271,584

Affiliated Mutual Funds — 43.4%
101,333	Loomis Sayles Inflation Protected Securities Fund, Class N	977,862
65,307	Loomis Sayles Limited Term Government and Agency Fund, Class N	707,276
74,802	Mirova Global Green Bond Fund, Class N	647,790
15,022	Mirova International Sustainable Equity Fund, Class N	193,181
	Total Affiliated Mutual Funds (Identified Cost $2,754,061)	2,526,109

Principal Amount
Short-Term Investments — 2.6%
$151,991	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $152,006 on 8/01/2024 collateralized by $153,800 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $144,902; $10,800 U.S. Treasury Note, 4.000% due 2/15/2026 valued at $10,954 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $151,991)	151,991
	Total Investments — 100.6% (Identified Cost $5,880,379)	5,853,300
	Other assets less liabilities — (0.6)%	(35,681)
	Net Assets — 100.0%	$5,817,619

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $15,528 or 0.3% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Fixed Income	61.5%
Equity	36.5
Short-Term Investments	2.6
Total Investments	100.6
Other assets less liabilities	(0.6)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund

Shares	Description	Value (†)
Common Stocks — 31.6% of Net Assets
	Aerospace & Defense — 0.8%
39	AAR Corp.(a)	$2,519
119	Boeing Co.(a)	22,681
33	General Electric Co.	5,617
7	L3Harris Technologies, Inc.	1,588
7	Lockheed Martin Corp.	3,793
16	Moog, Inc., Class A	3,138
2	Northrop Grumman Corp.	969
39	RTX Corp.	4,582
		44,887
	Air Freight & Logistics — 0.2%
47	Expeditors International of Washington, Inc.	5,867
6	FedEx Corp.	1,813
32	GXO Logistics, Inc.(a)	1,791
16	United Parcel Service, Inc., Class B	2,086
		11,557
	Automobile Components — 0.3%
7	Aptiv PLC(a)	485
138	BorgWarner, Inc.	4,873
111	Dana, Inc.	1,411
109	Magna International, Inc.	4,836
139	Mobileye Global, Inc., Class A(a)	2,919
31	Visteon Corp.(a)	3,582
		18,106
	Automobiles — 0.8%
329	General Motors Co.	14,581
127	Tesla, Inc.(a)	29,473
15	Thor Industries, Inc.	1,592
		45,646
	Banks — 1.9%
69	Ameris Bancorp	4,201
172	Banc of California, Inc.	2,405
366	Bank of America Corp.	14,753
249	Citigroup, Inc.	16,155
20	Citizens Financial Group, Inc.	853
37	East West Bancorp, Inc.	3,252
5	First Citizens BancShares, Inc., Class A	10,438
124	First Financial Bancorp	3,393
202	Fulton Financial Corp.	3,913
69	International Bancshares Corp.	4,653
57	JPMorgan Chase & Co.	12,130
19	PNC Financial Services Group, Inc.	3,441
27	Regions Financial Corp.	604
72	SouthState Corp.	7,126
155	Truist Financial Corp.	6,927
34	U.S. Bancorp	1,526
66	Webster Financial Corp.	3,275
212	Wells Fargo & Co.	12,580
		111,625
	Beverages — 0.5%
10	Boston Beer Co., Inc., Class A(a)	2,802
74	Coca-Cola Co.	4,939
33	Keurig Dr Pepper, Inc.	1,131
254	Monster Beverage Corp.(a)	13,069
27	PepsiCo, Inc.	4,662
		26,603
	Biotechnology — 0.8%
27	AbbVie, Inc.	5,004
Shares	Description	Value (†)
	Biotechnology — continued
46	Alnylam Pharmaceuticals, Inc.(a)	$10,923
8	Amgen, Inc.	2,660
33	BioMarin Pharmaceutical, Inc.(a)	2,783
52	CRISPR Therapeutics AG(a)	2,979
32	Gilead Sciences, Inc.	2,434
5	GRAIL, Inc.(a)	77
34	Halozyme Therapeutics, Inc.(a)	1,879
13	Incyte Corp.(a)	846
6	Moderna, Inc.(a)	715
18	Neurocrine Biosciences, Inc.(a)	2,548
11	Regeneron Pharmaceuticals, Inc.(a)	11,871
13	Sarepta Therapeutics, Inc.(a)	1,849
5	United Therapeutics Corp.(a)	1,567
3	Vertex Pharmaceuticals, Inc.(a)	1,487
		49,622
	Broadline Retail — 0.8%
39	Alibaba Group Holding Ltd., ADR	3,075
199	Amazon.com, Inc.(a)	37,209
75	eBay, Inc.	4,171
		44,455
	Building Products — 0.5%
8	Carlisle Cos., Inc.	3,349
18	Carrier Global Corp.	1,226
93	Fortune Brands Innovations, Inc.	7,515
6	Lennox International, Inc.	3,501
81	Masco Corp.	6,306
20	Owens Corning	3,728
21	Trex Co., Inc.(a)	1,756
		27,381
	Capital Markets — 1.8%
177	Bank of New York Mellon Corp.	11,517
8	BlackRock, Inc.	7,012
11	Cboe Global Markets, Inc.	2,019
211	Charles Schwab Corp.	13,755
18	CME Group, Inc.	3,487
12	FactSet Research Systems, Inc.	4,957
12	Goldman Sachs Group, Inc.	6,108
100	Intercontinental Exchange, Inc.	15,156
54	Janus Henderson Group PLC	2,010
19	Morgan Stanley	1,961
10	MSCI, Inc.	5,408
110	Nasdaq, Inc.	7,445
5	Northern Trust Corp.	443
7	S&P Global, Inc.	3,393
78	SEI Investments Co.	5,292
116	State Street Corp.	9,857
5	T. Rowe Price Group, Inc.	571
10	Virtus Investment Partners, Inc.	2,260
		102,651
	Chemicals — 0.6%
6	Air Products & Chemicals, Inc.	1,583
32	Celanese Corp.	4,517
182	Corteva, Inc.	10,210
8	DuPont de Nemours, Inc.	670
11	Ecolab, Inc.	2,538
29	HB Fuller Co.	2,500
20	Innospec, Inc.	2,623
10	Linde PLC	4,535
25	Minerals Technologies, Inc.	1,959
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
4	Sherwin-Williams Co.	$1,403
15	Stepan Co.	1,269
		33,807
	Commercial Services & Supplies — 0.1%
15	MSA Safety, Inc.	2,830
32	RB Global, Inc.	2,548
5	Waste Management, Inc.	1,013
		6,391
	Communications Equipment — 0.2%
36	Ciena Corp.(a)	1,899
79	Cisco Systems, Inc.	3,827
10	F5, Inc.(a)	2,036
4	Motorola Solutions, Inc.	1,596
		9,358
	Construction & Engineering — 0.1%
43	AECOM	3,896
10	Comfort Systems USA, Inc.	3,324
		7,220
	Construction Materials — 0.1%
3	Martin Marietta Materials, Inc.	1,780
10	Vulcan Materials Co.	2,745
		4,525
	Consumer Finance — 0.5%
323	Ally Financial, Inc.	14,538
14	American Express Co.	3,543
85	Capital One Financial Corp.	12,869
18	Synchrony Financial	914
		31,864
	Consumer Staples Distribution & Retail — 0.7%
30	BJ's Wholesale Club Holdings, Inc.(a)	2,639
7	Casey's General Stores, Inc.	2,715
6	Costco Wholesale Corp.	4,932
325	Kroger Co.	17,713
28	Sprouts Farmers Market, Inc.(a)	2,797
6	Target Corp.	902
97	Walmart, Inc.	6,658
		38,356
	Containers & Packaging — 0.1%
29	Crown Holdings, Inc.	2,572
51	Sonoco Products Co.	2,750
		5,322
	Distributors — 0.0%
8	Genuine Parts Co.	1,177
	Diversified Consumer Services — 0.1%
17	Grand Canyon Education, Inc.(a)	2,651
39	Service Corp. International	3,117
		5,768
	Diversified REITs — 0.0%
87	American Assets Trust, Inc.	2,307
	Diversified Telecommunication Services — 0.2%
289	AT&T, Inc.	5,563
78	Iridium Communications, Inc.	2,239
121	Verizon Communications, Inc.	4,903
		12,705
Shares	Description	Value (†)
	Electric Utilities — 0.3%
54	Alliant Energy Corp.	$3,006
44	Evergy, Inc.	2,552
29	Eversource Energy	1,882
21	Exelon Corp.	781
56	FirstEnergy Corp.	2,347
20	IDACORP, Inc.	1,955
115	PPL Corp.	3,418
25	Xcel Energy, Inc.	1,457
		17,398
	Electrical Equipment — 0.2%
13	Eaton Corp. PLC	3,962
26	Emerson Electric Co.	3,045
8	GE Vernova, Inc.(a)	1,426
46	nVent Electric PLC	3,341
17	Regal Rexnord Corp.	2,732
		14,506
	Electronic Equipment, Instruments & Components — 0.4%
22	Advanced Energy Industries, Inc.	2,560
46	Amphenol Corp., Class A	2,956
50	Avnet, Inc.	2,688
39	Cognex Corp.	1,935
28	Coherent Corp.(a)	1,951
11	Corning, Inc.	440
8	Fabrinet(a)	1,764
121	Knowles Corp.(a)	2,211
7	Littelfuse, Inc.	1,870
34	TE Connectivity Ltd.	5,247
2	Teledyne Technologies, Inc.(a)	844
3	Zebra Technologies Corp., Class A(a)	1,054
		25,520
	Energy Equipment & Services — 0.1%
64	ChampionX Corp.	2,193
143	NOV, Inc.	2,977
34	Schlumberger NV	1,642
		6,812
	Entertainment — 0.8%
13	Electronic Arts, Inc.	1,962
34	Netflix, Inc.(a)	21,364
6	Take-Two Interactive Software, Inc.(a)	903
173	Walt Disney Co.	16,208
644	Warner Bros. Discovery, Inc.(a)	5,571
		46,008
	Financial Services — 1.2%
61	Block, Inc.(a)	3,775
156	Corebridge Financial, Inc.	4,610
83	Fiserv, Inc.(a)	13,576
72	Global Payments, Inc.	7,318
4	Jack Henry & Associates, Inc.	686
9	Mastercard, Inc., Class A	4,173
160	MGIC Investment Corp.	3,974
75	PayPal Holdings, Inc.(a)	4,934
90	Visa, Inc., Class A	23,910
48	Voya Financial, Inc.	3,491
11	WEX, Inc.(a)	2,018
		72,465
	Food Products — 0.3%
23	Campbell Soup Co.	1,078
28	Darling Ingredients, Inc.(a)	1,112
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
45	General Mills, Inc.	$3,021
8	Hershey Co.	1,580
19	Ingredion, Inc.	2,363
23	Kellanova	1,338
86	Kraft Heinz Co.	3,028
15	McCormick & Co., Inc.	1,155
50	Mondelez International, Inc., Class A	3,418
		18,093
	Gas Utilities — 0.1%
17	Atmos Energy Corp.	2,174
58	New Jersey Resources Corp.	2,711
33	ONE Gas, Inc.	2,298
		7,183
	Ground Transportation — 0.2%
66	CSX Corp.	2,317
11	Norfolk Southern Corp.	2,745
15	Ryder System, Inc.	2,102
4	Saia, Inc.(a)	1,671
12	Uber Technologies, Inc.(a)	774
7	Union Pacific Corp.	1,727
19	XPO, Inc.(a)	2,183
		13,519
	Health Care Equipment & Supplies — 0.5%
37	Abbott Laboratories	3,920
3	Align Technology, Inc.(a)	696
135	Baxter International, Inc.	4,836
10	Becton Dickinson & Co.	2,411
10	Edwards Lifesciences Corp.(a)	630
17	Intuitive Surgical, Inc.(a)	7,558
25	LeMaitre Vascular, Inc.	2,172
31	Medtronic PLC	2,490
32	Merit Medical Systems, Inc.(a)	2,729
8	Penumbra, Inc.(a)	1,337
5	Stryker Corp.	1,637
		30,416
	Health Care Providers & Services — 0.8%
33	Acadia Healthcare Co., Inc.(a)	2,140
11	Cardinal Health, Inc.	1,109
173	Centene Corp.(a)	13,307
4	Chemed Corp.	2,281
9	Cigna Group	3,138
115	CVS Health Corp.	6,938
6	Elevance Health, Inc.	3,192
2	HCA Healthcare, Inc.	726
27	HealthEquity, Inc.(a)	2,119
14	Henry Schein, Inc.(a)	1,007
2	Humana, Inc.	723
5	Labcorp Holdings, Inc.	1,077
4	McKesson Corp.	2,468
53	Select Medical Holdings Corp.	2,108
12	UnitedHealth Group, Inc.	6,914
		49,247
	Health Care Technology — 0.2%
188	Doximity, Inc., Class A(a)	5,264
37	Veeva Systems, Inc., Class A(a)	7,101
		12,365
	Hotel & Resort REITs — 0.0%
30	Host Hotels & Resorts, Inc.	525
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.6%
59	Aramark	$2,022
1	Booking Holdings, Inc.	3,715
27	Chipotle Mexican Grill, Inc.(a)	1,467
22	Marriott Vacations Worldwide Corp.	1,861
15	McDonald's Corp.	3,981
104	Starbucks Corp.	8,107
52	Travel & Leisure Co.	2,397
6	Wingstop, Inc.	2,243
84	Yum China Holdings, Inc.	2,540
32	Yum! Brands, Inc.	4,250
		32,583
	Household Durables — 0.2%
50	KB Home	4,304
14	Meritage Homes Corp.	2,840
18	PulteGroup, Inc.	2,376
50	Taylor Morrison Home Corp.(a)	3,354
		12,874
	Household Products — 0.3%
31	Church & Dwight Co., Inc.	3,038
13	Colgate-Palmolive Co.	1,290
73	Energizer Holdings, Inc.	2,248
53	Procter & Gamble Co.	8,520
		15,096
	Independent Power & Renewable Electricity Producers — 0.1%
73	AES Corp.	1,299
126	Clearway Energy, Inc., Class A	3,103
		4,402
	Industrial Conglomerates — 0.0%
9	3M Co.	1,148
	Industrial REITs — 0.1%
15	Prologis, Inc.	1,891
71	Rexford Industrial Realty, Inc.	3,558
		5,449
	Insurance — 1.1%
7	Allstate Corp.	1,198
147	American International Group, Inc.	11,647
21	Arch Capital Group Ltd.(a)	2,011
12	Arthur J Gallagher & Co.	3,402
6	Assurant, Inc.	1,049
45	Assured Guaranty Ltd.	3,707
9	Chubb Ltd.	2,481
35	First American Financial Corp.	2,120
20	Hanover Insurance Group, Inc.	2,750
20	Hartford Financial Services Group, Inc.	2,218
9	Marsh & McLennan Cos., Inc.	2,003
17	Prudential Financial, Inc.	2,131
44	Reinsurance Group of America, Inc.	9,919
29	Selective Insurance Group, Inc.	2,619
18	Travelers Cos., Inc.	3,896
38	Willis Towers Watson PLC	10,727
		63,878
	Interactive Media & Services — 1.5%
135	Alphabet, Inc., Class A	23,158
182	Alphabet, Inc., Class C	31,513
62	Meta Platforms, Inc., Class A	29,440
61	Yelp, Inc.(a)	2,222
		86,333
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.3%
12	Accenture PLC, Class A	$3,968
28	Cognizant Technology Solutions Corp., Class A	2,119
23	International Business Machines Corp.	4,419
82	Kyndryl Holdings, Inc.(a)	2,203
98	Shopify, Inc., Class A(a)	5,998
		18,707
	Leisure Products — 0.0%
100	Mattel, Inc.(a)	1,929
26	YETI Holdings, Inc.(a)	1,075
		3,004
	Life Sciences Tools & Services — 0.5%
8	Agilent Technologies, Inc.	1,131
10	Danaher Corp.	2,771
62	Illumina, Inc.(a)	7,601
54	IQVIA Holdings, Inc.(a)	13,297
11	Repligen Corp.(a)	1,841
6	Thermo Fisher Scientific, Inc.	3,680
		30,321
	Machinery — 0.7%
16	AGCO Corp.	1,511
4	Caterpillar, Inc.	1,385
9	Chart Industries, Inc.(a)	1,450
3	Cummins, Inc.	875
38	Deere & Co.	14,135
13	Dover Corp.	2,395
18	Fortive Corp.	1,293
47	Graco, Inc.	3,997
5	Illinois Tool Works, Inc.	1,237
33	ITT, Inc.	4,668
20	Oshkosh Corp.	2,173
3	Parker-Hannifin Corp.	1,684
18	SPX Technologies, Inc.(a)	2,656
34	Terex Corp.	2,151
21	Toro Co.	2,010
		43,620
	Media — 0.5%
33	Charter Communications, Inc., Class A(a)	12,531
245	Comcast Corp., Class A	10,111
62	Interpublic Group of Cos., Inc.	1,994
43	Liberty Broadband Corp., Class C(a)	2,898
25	Omnicom Group, Inc.	2,451
		29,985
	Metals & Mining — 0.2%
46	Alcoa Corp.	1,519
108	Cleveland-Cliffs, Inc.(a)	1,658
24	Freeport-McMoRan, Inc.	1,090
27	Newmont Corp.	1,325
10	Reliance, Inc.	3,045
43	U.S. Steel Corp.	1,767
		10,404
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
201	Annaly Capital Management, Inc.	4,002
	Multi-Utilities — 0.1%
24	Consolidated Edison, Inc.	2,341
10	DTE Energy Co.	1,205
6	WEC Energy Group, Inc.	516
		4,062
Shares	Description	Value (†)
	Office REITs — 0.2%
125	COPT Defense Properties	$3,621
287	Easterly Government Properties, Inc.	3,998
106	Highwoods Properties, Inc.	3,283
77	Kilroy Realty Corp.	2,847
		13,749
	Oil, Gas & Consumable Fuels — 1.5%
175	Antero Midstream Corp.	2,513
77	Antero Resources Corp.(a)	2,234
283	APA Corp.	8,827
39	Chevron Corp.	6,258
77	CNX Resources Corp.(a)	2,038
113	ConocoPhillips	12,566
33	Devon Energy Corp.	1,552
5	Diamondback Energy, Inc.	1,011
96	EOG Resources, Inc.	12,173
86	Exxon Mobil Corp.	10,199
9	Hess Corp.	1,381
32	HF Sinclair Corp.	1,647
110	Kinder Morgan, Inc.	2,324
19	ONEOK, Inc.	1,583
55	Ovintiv, Inc.	2,554
89	Phillips 66	12,948
58	Range Resources Corp.	1,811
224	Southwestern Energy Co.(a)	1,445
2	Texas Pacific Land Corp.	1,690
8	Valero Energy Corp.	1,294
38	Williams Cos., Inc.	1,632
		89,680
	Passenger Airlines — 0.2%
242	Delta Air Lines, Inc.	10,411
	Personal Care Products — 0.2%
9	elf Beauty, Inc.(a)	1,553
3	Estee Lauder Cos., Inc., Class A	299
420	Kenvue, Inc.	7,766
		9,618
	Pharmaceuticals — 0.8%
52	Bristol-Myers Squibb Co.	2,473
6	Eli Lilly & Co.	4,826
14	Jazz Pharmaceuticals PLC(a)	1,544
56	Johnson & Johnson	8,840
48	Merck & Co., Inc.	5,430
30	Novartis AG, ADR	3,344
65	Novo Nordisk AS, ADR	8,621
123	Pfizer, Inc.	3,756
95	Roche Holding AG, ADR	3,848
16	Zoetis, Inc.	2,881
		45,563
	Professional Services — 0.3%
4	Automatic Data Processing, Inc.	1,051
30	Equifax, Inc.	8,381
39	Exponent, Inc.	4,137
28	Korn Ferry	2,064
10	Leidos Holdings, Inc.	1,444
5	Paychex, Inc.	640
11	Paylocity Holding Corp.(a)	1,651
		19,368
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.3%
133	CBRE Group, Inc., Class A(a)	$14,990
13	Jones Lang LaSalle, Inc.(a)	3,262
		18,252
	Residential REITs — 0.0%
7	AvalonBay Communities, Inc.	1,434
	Retail REITs — 0.2%
197	Brixmor Property Group, Inc.	5,017
67	NNN REIT, Inc.	3,008
6	Simon Property Group, Inc.	921
		8,946
	Semiconductors & Semiconductor Equipment — 1.9%
14	Advanced Micro Devices, Inc.(a)	2,023
16	Analog Devices, Inc.	3,702
8	Applied Materials, Inc.	1,698
81	ARM Holdings PLC, ADR(a)	11,678
30	Broadcom, Inc.	4,820
94	Intel Corp.	2,889
31	Lattice Semiconductor Corp.(a)	1,643
23	Micron Technology, Inc.	2,526
29	MKS Instruments, Inc.	3,651
507	NVIDIA Corp.	59,329
11	Onto Innovation, Inc.(a)	2,104
63	QUALCOMM, Inc.	11,400
10	Silicon Laboratories, Inc.(a)	1,201
19	Synaptics, Inc.(a)	1,659
18	Texas Instruments, Inc.	3,669
		113,992
	Software — 2.1%
3	Adobe, Inc.(a)	1,655
2	ANSYS, Inc.(a)	627
53	Autodesk, Inc.(a)	13,119
5	Cadence Design Systems, Inc.(a)	1,338
71	Dynatrace, Inc.(a)	3,118
2	Intuit, Inc.	1,295
13	Manhattan Associates, Inc.(a)	3,320
81	Microsoft Corp.	33,886
142	Oracle Corp.	19,802
3	Palo Alto Networks, Inc.(a)	974
7	PTC, Inc.(a)	1,245
12	Qualys, Inc.(a)	1,790
7	Roper Technologies, Inc.	3,813
81	Salesforce, Inc.	20,963
3	ServiceNow, Inc.(a)	2,443
10	SPS Commerce, Inc.(a)	2,154
3	Synopsys, Inc.(a)	1,675
3	Tyler Technologies, Inc.(a)	1,704
30	Workday, Inc., Class A(a)	6,814
		121,735
	Specialized REITs — 0.1%
3	American Tower Corp.	661
6	Crown Castle, Inc.	661
5	Digital Realty Trust, Inc.	747
1	Equinix, Inc.	790
18	Weyerhaeuser Co.	572
		3,431
	Specialty Retail — 0.5%
11	Abercrombie & Fitch Co., Class A(a)	1,622
6	Asbury Automotive Group, Inc.(a)	1,615
11	Burlington Stores, Inc.(a)	2,863
Shares	Description	Value (†)
	Specialty Retail — continued
10	Dick's Sporting Goods, Inc.	$2,163
12	Five Below, Inc.(a)	873
20	Floor & Decor Holdings, Inc., Class A(a)	1,960
14	Home Depot, Inc.	5,154
6	Lithia Motors, Inc.	1,658
9	Lowe's Cos., Inc.	2,210
7	Ross Stores, Inc.	1,003
39	TJX Cos., Inc.	4,408
20	Williams-Sonoma, Inc.	3,094
		28,623
	Technology Hardware, Storage & Peripherals — 0.4%
96	Apple, Inc.	21,320
39	Hewlett Packard Enterprise Co.	776
22	HP, Inc.	794
10	NetApp, Inc.	1,270
12	Western Digital Corp.(a)	805
		24,965
	Textiles, Apparel & Luxury Goods — 0.2%
13	Crocs, Inc.(a)	1,747
1	Deckers Outdoor Corp.(a)	923
21	PVH Corp.	2,142
5	Ralph Lauren Corp.	878
651	Under Armour, Inc., Class A(a)	4,537
		10,227
	Trading Companies & Distributors — 0.1%
9	Watsco, Inc.	4,405
	Water Utilities — 0.1%
21	American States Water Co.	1,733
4	American Water Works Co., Inc.	569
46	Essential Utilities, Inc.	1,870
		4,172
	Total Common Stocks (Identified Cost $1,629,278)	1,849,829

Principal Amount
Bonds and Notes — 19.9%
	Apartment REITs — 0.1%
$5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,537
	Automotive — 0.5%
12,000	Cummins, Inc., 5.150%, 2/20/2034	12,299
10,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	9,849
2,000	Lear Corp., 4.250%, 5/15/2029	1,943
6,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,302
		29,393
	Banking — 2.0%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,751
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	13,440
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	10,300
10,000	Citigroup, Inc., 4.600%, 3/09/2026	9,927
9,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	8,895
11,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,623
5,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	4,792
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,612
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	$3,931
12,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	11,482
12,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	11,932
8,000	State Street Corp., 2.400%, 1/24/2030	7,210
6,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,082
11,000	Westpac Banking Corp., 2.350%, 2/19/2025	10,831
		119,808
	Brokerage — 0.3%
12,000	BlackRock, Inc., 2.400%, 4/30/2030	10,677
12,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,089
		18,766
	Building Materials — 0.3%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	6,511
12,000	Owens Corning, 3.950%, 8/15/2029	11,519
		18,030
	Chemicals — 0.2%
14,000	Ecolab, Inc., 2.125%, 2/01/2032	11,821
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,791
		14,612
	Consumer Products — 0.1%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,754
	Diversified Manufacturing — 0.3%
11,000	Eaton Corp., 4.150%, 3/15/2033	10,546
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,431
		15,977
	Electric — 0.8%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,550
15,000	Entergy Corp., 0.900%, 9/15/2025	14,338
5,000	Exelon Corp., 4.050%, 4/15/2030	4,812
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,585
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,903
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,607
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,736
		48,531
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,898
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,237
		7,135
	Finance Companies — 0.2%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,824
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,456
		14,280
	Food & Beverage — 0.7%
15,000	Coca-Cola Co., 1.450%, 6/01/2027	13,863
10,000	General Mills, Inc., 4.000%, 4/17/2025	9,907
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,337
11,000	PepsiCo, Inc., 2.750%, 3/19/2030	10,072
		40,179
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.4%
$9,000	Equinor ASA, 3.625%, 4/06/2040	$7,467
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,221
		25,688
	Health Care REITs — 0.1%
7,000	Welltower OP LLC, 2.800%, 6/01/2031	6,136
	Health Insurance — 0.3%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,827
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,487
		16,314
	Healthcare — 0.4%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,932
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,961
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,962
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,812
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,552
		21,219
	Integrated Energy — 0.3%
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,867
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,935
		17,802
	Life Insurance — 0.3%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,110
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,499
6,000	MetLife, Inc., 5.375%, 7/15/2033	6,186
		14,795
	Media Entertainment — 0.1%
5,000	Netflix, Inc., 3.625%, 6/15/2025(b)	4,932
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	6,220
	Midstream — 0.2%
9,000	Enbridge, Inc., 5.625%, 4/05/2034	9,214
	Mortgage Related — 5.8%
4,405	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,545
7,186	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	5,782
11,267	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	9,460
11,632	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	9,852
18,806	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	15,907
784	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	696
12,188	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	10,656
8,068	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	7,052
11,800	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	10,303
10,007	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	8,745
7,864	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	7,144
10,976	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	9,959
890	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	835
9,753	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,602
3,593	Federal National Mortgage Association, 2.000%, 9/01/2050	2,919
8,990	Federal National Mortgage Association, 2.000%, 7/01/2051	7,262
16,491	Federal National Mortgage Association, 2.000%, 8/01/2051	13,294
8,437	Federal National Mortgage Association, 2.000%, 10/01/2051	6,817
8,840	Federal National Mortgage Association, 2.000%, 3/01/2052	7,115
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,099	Federal National Mortgage Association, 2.500%, 8/01/2050	$2,632
15,802	Federal National Mortgage Association, 2.500%, 2/01/2051	13,386
2,314	Federal National Mortgage Association, 2.500%, 8/01/2051	1,951
6,308	Federal National Mortgage Association, 2.500%, 9/01/2051	5,349
12,824	Federal National Mortgage Association, 2.500%, 2/01/2052	10,848
2,296	Federal National Mortgage Association, 3.000%, 6/01/2035	2,180
1,504	Federal National Mortgage Association, 3.000%, 6/01/2050	1,332
4,393	Federal National Mortgage Association, 3.000%, 8/01/2050	3,898
14,615	Federal National Mortgage Association, 3.000%, 5/01/2051	12,888
10,411	Federal National Mortgage Association, 3.000%, 4/01/2052	9,103
4,658	Federal National Mortgage Association, 3.500%, 8/01/2049	4,293
1,227	Federal National Mortgage Association, 3.500%, 8/01/2049	1,132
3,371	Federal National Mortgage Association, 3.500%, 4/01/2052	3,063
22,584	Federal National Mortgage Association, 3.500%, 5/01/2052	20,519
1,054	Federal National Mortgage Association, 4.000%, 3/01/2050	1,000
2,693	Federal National Mortgage Association, 4.000%, 8/01/2052	2,525
8,997	Federal National Mortgage Association, 4.000%, 9/01/2052	8,439
16,582	Federal National Mortgage Association, 4.000%, 11/01/2052	15,546
9,429	Federal National Mortgage Association, 4.000%, 5/01/2053	8,837
812	Federal National Mortgage Association, 4.500%, 5/01/2049	792
318	Federal National Mortgage Association, 4.500%, 6/01/2049	310
4,630	Federal National Mortgage Association, 4.500%, 2/01/2053	4,461
933	Federal National Mortgage Association, 4.500%, 4/01/2053	899
1,889	Federal National Mortgage Association, 4.500%, 7/01/2053	1,819
9,580	Federal National Mortgage Association, 4.500%, 8/01/2053	9,225
850	Government National Mortgage Association, 3.000%, 4/20/2052	758
9,504	Government National Mortgage Association, 3.000%, 6/20/2052	8,480
4,806	Government National Mortgage Association, 4.000%, 8/20/2053	4,538
5,766	Government National Mortgage Association, 5.000%, 7/20/2053	5,707
26,394	Government National Mortgage Association, 5.500%, 4/20/2053	26,478
		339,333
Principal Amount	Description	Value (†)
	Office REITs — 0.3%
$13,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$12,754
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,715
		17,469
	Oil Field Services — 0.2%
7,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	6,724
5,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,020
		11,744
	Other REITs — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	4,098
	Pharmaceuticals — 0.4%
13,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	11,237
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,223
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,756
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,538
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,263
		26,017
	Property & Casualty Insurance — 0.1%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,812
6,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	5,241
		7,053
	Railroads — 0.2%
13,000	CSX Corp., 2.600%, 11/01/2026	12,433
	Restaurants — 0.1%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,944
	Retail REITs — 0.1%
3,000	Realty Income Corp., 2.700%, 2/15/2032	2,566
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,782
		7,348
	Retailers — 0.4%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,251
12,000	TJX Cos., Inc., 1.150%, 5/15/2028	10,642
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,931
		20,824
	Technology — 1.3%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,077
10,000	Apple, Inc., 2.500%, 2/09/2025	9,858
1,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	825
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,860
5,000	Intel Corp., 2.450%, 11/15/2029	4,489
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,570
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,635
11,000	Oracle Corp., 2.950%, 5/15/2025	10,803
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	9,693
9,000	Salesforce, Inc., 1.500%, 7/15/2028	8,058
6,000	Texas Instruments, Inc., 4.900%, 3/14/2033	6,140
		74,008
	Treasuries — 2.6%
20,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	10,271
13,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	9,739
11,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,995
30,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	23,266
29,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	23,293
16,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	12,568
21,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	16,415
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2020 Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$8,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	$7,961
45,000	U.S. Treasury Notes, 0.375%, 11/30/2025	42,590
		154,098
	Utility Other — 0.1%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,023
	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,332
	Wirelines — 0.3%
5,000	AT&T, Inc., 3.650%, 6/01/2051	3,627
16,000	Verizon Communications, Inc., 2.650%, 11/20/2040	11,308
		14,935
	Total Bonds and Notes (Identified Cost $1,212,935)	1,162,981

Shares
Exchange-Traded Funds — 4.1%
2,984	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $225,131)	240,689

Mutual Funds — 5.6%
6,230	WCM Focused Emerging Markets Fund, Institutional Class	85,359
9,520	WCM Focused International Growth Fund, Institutional Class	239,801
	Total Mutual Funds (Identified Cost $327,206)	325,160

Affiliated Mutual Funds — 36.8%
74,524	Loomis Sayles Inflation Protected Securities Fund, Class N	719,161
55,288	Loomis Sayles Limited Term Government and Agency Fund, Class N	598,764
68,017	Mirova Global Green Bond Fund, Class N	589,029
18,857	Mirova International Sustainable Equity Fund, Class N	242,500
	Total Affiliated Mutual Funds (Identified Cost $2,244,436)	2,149,454

Principal Amount
Short-Term Investments — 2.7%
$159,840	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $159,855 on 8/01/2024 collateralized by $159,500 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $150,284; $13,400 U.S. Treasury Note, 4.000% due 2/15/2026 valued at $13,538 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $159,840)	159,840
	Total Investments — 100.7% (Identified Cost $5,798,826)	5,887,953
	Other assets less liabilities — (0.7)%	(39,327)
	Net Assets — 100.0%	$5,848,626

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $14,409 or 0.2% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Fixed Income	52.5%
Equity	45.5
Short-Term Investments	2.7
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund

Shares	Description	Value (†)
Common Stocks — 35.3% of Net Assets
	Aerospace & Defense — 0.9%
79	AAR Corp.(a)	$5,103
236	Boeing Co.(a)	44,982
62	General Electric Co.	10,553
14	L3Harris Technologies, Inc.	3,177
13	Lockheed Martin Corp.	7,045
31	Moog, Inc., Class A	6,079
4	Northrop Grumman Corp.	1,937
72	RTX Corp.	8,459
		87,335
	Air Freight & Logistics — 0.2%
99	Expeditors International of Washington, Inc.	12,357
10	FedEx Corp.	3,023
60	GXO Logistics, Inc.(a)	3,359
28	United Parcel Service, Inc., Class B	3,650
		22,389
	Automobile Components — 0.3%
15	Aptiv PLC(a)	1,041
272	BorgWarner, Inc.	9,604
208	Dana, Inc.	2,644
215	Magna International, Inc.	9,540
279	Mobileye Global, Inc., Class A(a)	5,859
60	Visteon Corp.(a)	6,932
		35,620
	Automobiles — 0.9%
661	General Motors Co.	29,295
238	Tesla, Inc.(a)	55,233
28	Thor Industries, Inc.	2,972
		87,500
	Banks — 2.1%
132	Ameris Bancorp	8,037
323	Banc of California, Inc.	4,516
725	Bank of America Corp.	29,225
485	Citigroup, Inc.	31,467
52	Citizens Financial Group, Inc.	2,219
75	East West Bancorp, Inc.	6,592
9	First Citizens BancShares, Inc., Class A	18,789
228	First Financial Bancorp	6,238
395	Fulton Financial Corp.	7,651
133	International Bancshares Corp.	8,969
112	JPMorgan Chase & Co.	23,834
32	PNC Financial Services Group, Inc.	5,795
61	Regions Financial Corp.	1,365
144	SouthState Corp.	14,252
319	Truist Financial Corp.	14,256
73	U.S. Bancorp	3,276
120	Webster Financial Corp.	5,954
418	Wells Fargo & Co.	24,804
		217,239
	Beverages — 0.5%
21	Boston Beer Co., Inc., Class A(a)	5,885
145	Coca-Cola Co.	9,677
71	Keurig Dr Pepper, Inc.	2,434
515	Monster Beverage Corp.(a)	26,497
48	PepsiCo, Inc.	8,288
		52,781
	Biotechnology — 1.0%
49	AbbVie, Inc.	9,081
Shares	Description	Value (†)
	Biotechnology — continued
92	Alnylam Pharmaceuticals, Inc.(a)	$21,846
15	Amgen, Inc.	4,987
66	BioMarin Pharmaceutical, Inc.(a)	5,566
102	CRISPR Therapeutics AG(a)	5,844
77	Gilead Sciences, Inc.	5,857
11	GRAIL, Inc.(a)	169
63	Halozyme Therapeutics, Inc.(a)	3,481
28	Incyte Corp.(a)	1,822
9	Moderna, Inc.(a)	1,073
37	Neurocrine Biosciences, Inc.(a)	5,238
23	Regeneron Pharmaceuticals, Inc.(a)	24,821
26	Sarepta Therapeutics, Inc.(a)	3,698
11	United Therapeutics Corp.(a)	3,446
4	Vertex Pharmaceuticals, Inc.(a)	1,983
		98,912
	Broadline Retail — 0.8%
83	Alibaba Group Holding Ltd., ADR	6,545
380	Amazon.com, Inc.(a)	71,052
150	eBay, Inc.	8,341
		85,938
	Building Products — 0.5%
17	Carlisle Cos., Inc.	7,116
39	Carrier Global Corp.	2,656
185	Fortune Brands Innovations, Inc.	14,950
13	Lennox International, Inc.	7,585
159	Masco Corp.	12,378
41	Owens Corning	7,642
40	Trex Co., Inc.(a)	3,345
		55,672
	Capital Markets — 2.0%
345	Bank of New York Mellon Corp.	22,449
16	BlackRock, Inc.	14,024
23	Cboe Global Markets, Inc.	4,221
414	Charles Schwab Corp.	26,989
31	CME Group, Inc.	6,005
24	FactSet Research Systems, Inc.	9,914
24	Goldman Sachs Group, Inc.	12,217
195	Intercontinental Exchange, Inc.	29,554
102	Janus Henderson Group PLC	3,798
34	Morgan Stanley	3,509
20	MSCI, Inc.	10,815
217	Nasdaq, Inc.	14,687
11	Northern Trust Corp.	975
17	S&P Global, Inc.	8,240
156	SEI Investments Co.	10,583
231	State Street Corp.	19,628
11	T. Rowe Price Group, Inc.	1,256
20	Virtus Investment Partners, Inc.	4,520
		203,384
	Chemicals — 0.7%
13	Air Products & Chemicals, Inc.	3,430
64	Celanese Corp.	9,034
363	Corteva, Inc.	20,364
17	DuPont de Nemours, Inc.	1,423
23	Ecolab, Inc.	5,306
59	HB Fuller Co.	5,086
42	Innospec, Inc.	5,508
18	Linde PLC	8,163
50	Minerals Technologies, Inc.	3,919
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
8	Sherwin-Williams Co.	$2,806
27	Stepan Co.	2,285
		67,324
	Commercial Services & Supplies — 0.1%
30	MSA Safety, Inc.	5,660
64	RB Global, Inc.	5,096
9	Waste Management, Inc.	1,824
		12,580
	Communications Equipment — 0.2%
67	Ciena Corp.(a)	3,534
157	Cisco Systems, Inc.	7,607
19	F5, Inc.(a)	3,869
8	Motorola Solutions, Inc.	3,191
		18,201
	Construction & Engineering — 0.1%
86	AECOM	7,792
21	Comfort Systems USA, Inc.	6,981
		14,773
	Construction Materials — 0.1%
7	Martin Marietta Materials, Inc.	4,154
18	Vulcan Materials Co.	4,941
		9,095
	Consumer Finance — 0.6%
641	Ally Financial, Inc.	28,852
25	American Express Co.	6,326
166	Capital One Financial Corp.	25,132
38	Synchrony Financial	1,930
		62,240
	Consumer Staples Distribution & Retail — 0.7%
56	BJ's Wholesale Club Holdings, Inc.(a)	4,926
14	Casey's General Stores, Inc.	5,430
13	Costco Wholesale Corp.	10,686
647	Kroger Co.	35,261
54	Sprouts Farmers Market, Inc.(a)	5,394
12	Target Corp.	1,805
184	Walmart, Inc.	12,630
		76,132
	Containers & Packaging — 0.1%
57	Crown Holdings, Inc.	5,056
92	Sonoco Products Co.	4,961
		10,017
	Distributors — 0.0%
13	Genuine Parts Co.	1,912
	Diversified Consumer Services — 0.1%
35	Grand Canyon Education, Inc.(a)	5,458
69	Service Corp. International	5,514
		10,972
	Diversified REITs — 0.0%
165	American Assets Trust, Inc.	4,376
	Diversified Telecommunication Services — 0.2%
535	AT&T, Inc.	10,299
144	Iridium Communications, Inc.	4,133
226	Verizon Communications, Inc.	9,157
		23,589
Shares	Description	Value (†)
	Electric Utilities — 0.3%
101	Alliant Energy Corp.	$5,622
83	Evergy, Inc.	4,814
60	Eversource Energy	3,894
44	Exelon Corp.	1,637
100	FirstEnergy Corp.	4,191
37	IDACORP, Inc.	3,617
204	PPL Corp.	6,063
54	Xcel Energy, Inc.	3,147
		32,985
	Electrical Equipment — 0.3%
23	Eaton Corp. PLC	7,010
46	Emerson Electric Co.	5,387
19	GE Vernova, Inc.(a)	3,387
89	nVent Electric PLC	6,464
31	Regal Rexnord Corp.	4,981
		27,229
	Electronic Equipment, Instruments & Components — 0.5%
43	Advanced Energy Industries, Inc.	5,004
78	Amphenol Corp., Class A	5,012
90	Avnet, Inc.	4,839
73	Cognex Corp.	3,622
49	Coherent Corp.(a)	3,414
22	Corning, Inc.	880
16	Fabrinet(a)	3,529
230	Knowles Corp.(a)	4,202
14	Littelfuse, Inc.	3,740
65	TE Connectivity Ltd.	10,032
5	Teledyne Technologies, Inc.(a)	2,109
5	Zebra Technologies Corp., Class A(a)	1,756
		48,139
	Energy Equipment & Services — 0.1%
122	ChampionX Corp.	4,180
261	NOV, Inc.	5,434
60	Schlumberger NV	2,897
		12,511
	Entertainment — 0.9%
22	Electronic Arts, Inc.	3,321
66	Netflix, Inc.(a)	41,471
10	Take-Two Interactive Software, Inc.(a)	1,505
342	Walt Disney Co.	32,042
1,270	Warner Bros. Discovery, Inc.(a)	10,986
		89,325
	Financial Services — 1.4%
121	Block, Inc.(a)	7,487
308	Corebridge Financial, Inc.	9,101
163	Fiserv, Inc.(a)	26,662
142	Global Payments, Inc.	14,433
10	Jack Henry & Associates, Inc.	1,715
18	Mastercard, Inc., Class A	8,347
320	MGIC Investment Corp.	7,949
150	PayPal Holdings, Inc.(a)	9,867
179	Visa, Inc., Class A	47,555
91	Voya Financial, Inc.	6,618
20	WEX, Inc.(a)	3,669
		143,403
	Food Products — 0.3%
51	Campbell Soup Co.	2,390
51	Darling Ingredients, Inc.(a)	2,026
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
87	General Mills, Inc.	$5,841
12	Hershey Co.	2,370
40	Ingredion, Inc.	4,975
50	Kellanova	2,908
168	Kraft Heinz Co.	5,915
38	McCormick & Co., Inc.	2,926
92	Mondelez International, Inc., Class A	6,288
		35,639
	Gas Utilities — 0.1%
29	Atmos Energy Corp.	3,709
104	New Jersey Resources Corp.	4,862
70	ONE Gas, Inc.	4,874
		13,445
	Ground Transportation — 0.2%
130	CSX Corp.	4,563
18	Norfolk Southern Corp.	4,492
27	Ryder System, Inc.	3,784
9	Saia, Inc.(a)	3,761
24	Uber Technologies, Inc.(a)	1,547
11	Union Pacific Corp.	2,714
36	XPO, Inc.(a)	4,136
		24,997
	Health Care Equipment & Supplies — 0.6%
68	Abbott Laboratories	7,204
5	Align Technology, Inc.(a)	1,159
266	Baxter International, Inc.	9,528
16	Becton Dickinson & Co.	3,857
23	Edwards Lifesciences Corp.(a)	1,450
33	Intuitive Surgical, Inc.(a)	14,672
47	LeMaitre Vascular, Inc.	4,084
64	Medtronic PLC	5,141
63	Merit Medical Systems, Inc.(a)	5,373
15	Penumbra, Inc.(a)	2,506
8	Stryker Corp.	2,620
		57,594
	Health Care Providers & Services — 1.0%
57	Acadia Healthcare Co., Inc.(a)	3,696
32	Cardinal Health, Inc.	3,227
345	Centene Corp.(a)	26,537
10	Chemed Corp.	5,702
16	Cigna Group	5,579
227	CVS Health Corp.	13,695
14	Elevance Health, Inc.	7,448
5	HCA Healthcare, Inc.	1,815
51	HealthEquity, Inc.(a)	4,003
27	Henry Schein, Inc.(a)	1,942
4	Humana, Inc.	1,446
8	Labcorp Holdings, Inc.	1,724
9	McKesson Corp.	5,553
101	Select Medical Holdings Corp.	4,016
27	UnitedHealth Group, Inc.	15,556
		101,939
	Health Care Technology — 0.3%
384	Doximity, Inc., Class A(a)	10,752
78	Veeva Systems, Inc., Class A(a)	14,971
		25,723
	Hotel & Resort REITs — 0.0%
63	Host Hotels & Resorts, Inc.	1,103
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.6%
113	Aramark	$3,872
1	Booking Holdings, Inc.	3,715
50	Chipotle Mexican Grill, Inc.(a)	2,716
44	Marriott Vacations Worldwide Corp.	3,722
27	McDonald's Corp.	7,166
205	Starbucks Corp.	15,980
94	Travel & Leisure Co.	4,332
13	Wingstop, Inc.	4,860
170	Yum China Holdings, Inc.	5,141
73	Yum! Brands, Inc.	9,697
		61,201
	Household Durables — 0.2%
97	KB Home	8,350
29	Meritage Homes Corp.	5,883
31	PulteGroup, Inc.	4,092
94	Taylor Morrison Home Corp.(a)	6,306
		24,631
	Household Products — 0.3%
54	Church & Dwight Co., Inc.	5,293
21	Colgate-Palmolive Co.	2,083
138	Energizer Holdings, Inc.	4,249
98	Procter & Gamble Co.	15,754
		27,379
	Independent Power & Renewable Electricity Producers — 0.1%
134	AES Corp.	2,384
224	Clearway Energy, Inc., Class A	5,517
		7,901
	Industrial Conglomerates — 0.0%
14	3M Co.	1,786
	Industrial REITs — 0.1%
28	Prologis, Inc.	3,530
130	Rexford Industrial Realty, Inc.	6,514
		10,044
	Insurance — 1.2%
12	Allstate Corp.	2,053
292	American International Group, Inc.	23,135
38	Arch Capital Group Ltd.(a)	3,640
22	Arthur J Gallagher & Co.	6,237
12	Assurant, Inc.	2,098
90	Assured Guaranty Ltd.	7,413
19	Chubb Ltd.	5,237
66	First American Financial Corp.	3,998
42	Hanover Insurance Group, Inc.	5,775
38	Hartford Financial Services Group, Inc.	4,215
16	Marsh & McLennan Cos., Inc.	3,561
30	Prudential Financial, Inc.	3,760
88	Reinsurance Group of America, Inc.	19,838
57	Selective Insurance Group, Inc.	5,148
29	Travelers Cos., Inc.	6,277
77	Willis Towers Watson PLC	21,736
		124,121
	Interactive Media & Services — 1.6%
253	Alphabet, Inc., Class A	43,400
359	Alphabet, Inc., Class C	62,161
116	Meta Platforms, Inc., Class A	55,080
107	Yelp, Inc.(a)	3,898
		164,539
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.3%
21	Accenture PLC, Class A	$6,943
58	Cognizant Technology Solutions Corp., Class A	4,389
44	International Business Machines Corp.	8,454
141	Kyndryl Holdings, Inc.(a)	3,789
199	Shopify, Inc., Class A(a)	12,179
		35,754
	Leisure Products — 0.1%
200	Mattel, Inc.(a)	3,858
46	YETI Holdings, Inc.(a)	1,902
		5,760
	Life Sciences Tools & Services — 0.6%
12	Agilent Technologies, Inc.	1,697
18	Danaher Corp.	4,987
129	Illumina, Inc.(a)	15,815
107	IQVIA Holdings, Inc.(a)	26,347
22	Repligen Corp.(a)	3,682
13	Thermo Fisher Scientific, Inc.	7,973
		60,501
	Machinery — 0.8%
29	AGCO Corp.	2,738
9	Caterpillar, Inc.	3,116
18	Chart Industries, Inc.(a)	2,899
3	Cummins, Inc.	875
77	Deere & Co.	28,642
23	Dover Corp.	4,238
35	Fortive Corp.	2,515
95	Graco, Inc.	8,080
9	Illinois Tool Works, Inc.	2,226
67	ITT, Inc.	9,478
38	Oshkosh Corp.	4,129
7	Parker-Hannifin Corp.	3,928
38	SPX Technologies, Inc.(a)	5,607
63	Terex Corp.	3,985
40	Toro Co.	3,829
		86,285
	Media — 0.6%
66	Charter Communications, Inc., Class A(a)	25,062
483	Comcast Corp., Class A	19,933
138	Interpublic Group of Cos., Inc.	4,440
83	Liberty Broadband Corp., Class C(a)	5,593
54	Omnicom Group, Inc.	5,294
		60,322
	Metals & Mining — 0.2%
85	Alcoa Corp.	2,808
217	Cleveland-Cliffs, Inc.(a)	3,331
43	Freeport-McMoRan, Inc.	1,953
57	Newmont Corp.	2,797
20	Reliance, Inc.	6,091
81	U.S. Steel Corp.	3,328
		20,308
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
401	Annaly Capital Management, Inc.	7,984
	Multi-Utilities — 0.1%
44	Consolidated Edison, Inc.	4,291
17	DTE Energy Co.	2,049
11	WEC Energy Group, Inc.	947
		7,287
Shares	Description	Value (†)
	Office REITs — 0.3%
229	COPT Defense Properties	$6,634
574	Easterly Government Properties, Inc.	7,996
194	Highwoods Properties, Inc.	6,008
140	Kilroy Realty Corp.	5,176
		25,814
	Oil, Gas & Consumable Fuels — 1.7%
318	Antero Midstream Corp.	4,566
155	Antero Resources Corp.(a)	4,498
559	APA Corp.	17,435
71	Chevron Corp.	11,393
146	CNX Resources Corp.(a)	3,865
226	ConocoPhillips	25,131
59	Devon Energy Corp.	2,775
11	Diamondback Energy, Inc.	2,225
193	EOG Resources, Inc.	24,472
163	Exxon Mobil Corp.	19,330
13	Hess Corp.	1,994
63	HF Sinclair Corp.	3,243
212	Kinder Morgan, Inc.	4,480
35	ONEOK, Inc.	2,917
99	Ovintiv, Inc.	4,598
176	Phillips 66	25,605
111	Range Resources Corp.	3,467
421	Southwestern Energy Co.(a)	2,715
6	Texas Pacific Land Corp.	5,069
15	Valero Energy Corp.	2,426
71	Williams Cos., Inc.	3,049
		175,253
	Passenger Airlines — 0.2%
463	Delta Air Lines, Inc.	19,918
	Personal Care Products — 0.2%
19	elf Beauty, Inc.(a)	3,279
7	Estee Lauder Cos., Inc., Class A	697
833	Kenvue, Inc.	15,402
		19,378
	Pharmaceuticals — 0.9%
117	Bristol-Myers Squibb Co.	5,564
10	Eli Lilly & Co.	8,043
29	Jazz Pharmaceuticals PLC(a)	3,197
108	Johnson & Johnson	17,048
91	Merck & Co., Inc.	10,295
64	Novartis AG, ADR	7,135
130	Novo Nordisk AS, ADR	17,242
238	Pfizer, Inc.	7,268
192	Roche Holding AG, ADR	7,778
27	Zoetis, Inc.	4,861
		88,431
	Professional Services — 0.4%
9	Automatic Data Processing, Inc.	2,364
59	Equifax, Inc.	16,483
79	Exponent, Inc.	8,380
52	Korn Ferry	3,833
19	Leidos Holdings, Inc.	2,744
12	Paychex, Inc.	1,536
21	Paylocity Holding Corp.(a)	3,151
		38,491
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.3%
259	CBRE Group, Inc., Class A(a)	$29,192
26	Jones Lang LaSalle, Inc.(a)	6,523
		35,715
	Residential REITs — 0.0%
13	AvalonBay Communities, Inc.	2,664
	Retail REITs — 0.2%
392	Brixmor Property Group, Inc.	9,984
135	NNN REIT, Inc.	6,060
13	Simon Property Group, Inc.	1,995
		18,039
	Semiconductors & Semiconductor Equipment — 2.1%
26	Advanced Micro Devices, Inc.(a)	3,756
30	Analog Devices, Inc.	6,941
15	Applied Materials, Inc.	3,183
162	ARM Holdings PLC, ADR(a)	23,356
63	Broadcom, Inc.	10,123
177	Intel Corp.	5,441
56	Lattice Semiconductor Corp.(a)	2,968
44	Micron Technology, Inc.	4,832
59	MKS Instruments, Inc.	7,428
964	NVIDIA Corp.	112,807
23	Onto Innovation, Inc.(a)	4,400
120	QUALCOMM, Inc.	21,714
21	Silicon Laboratories, Inc.(a)	2,523
38	Synaptics, Inc.(a)	3,318
32	Texas Instruments, Inc.	6,522
		219,312
	Software — 2.4%
8	Adobe, Inc.(a)	4,413
6	ANSYS, Inc.(a)	1,882
104	Autodesk, Inc.(a)	25,742
10	Cadence Design Systems, Inc.(a)	2,677
143	Dynatrace, Inc.(a)	6,281
6	Intuit, Inc.	3,884
26	Manhattan Associates, Inc.(a)	6,640
165	Microsoft Corp.	69,028
285	Oracle Corp.	39,743
6	Palo Alto Networks, Inc.(a)	1,948
15	PTC, Inc.(a)	2,668
22	Qualys, Inc.(a)	3,281
13	Roper Technologies, Inc.	7,082
163	Salesforce, Inc.	42,184
5	ServiceNow, Inc.(a)	4,072
18	SPS Commerce, Inc.(a)	3,878
7	Synopsys, Inc.(a)	3,908
7	Tyler Technologies, Inc.(a)	3,977
63	Workday, Inc., Class A(a)	14,308
		247,596
	Specialized REITs — 0.1%
6	American Tower Corp.	1,322
15	Crown Castle, Inc.	1,651
8	Digital Realty Trust, Inc.	1,196
3	Equinix, Inc.	2,371
44	Weyerhaeuser Co.	1,398
		7,938
	Specialty Retail — 0.6%
22	Abercrombie & Fitch Co., Class A(a)	3,245
14	Asbury Automotive Group, Inc.(a)	3,769
23	Burlington Stores, Inc.(a)	5,987
Shares	Description	Value (†)
	Specialty Retail — continued
20	Dick's Sporting Goods, Inc.	$4,327
19	Five Below, Inc.(a)	1,382
42	Floor & Decor Holdings, Inc., Class A(a)	4,116
29	Home Depot, Inc.	10,677
12	Lithia Motors, Inc.	3,316
15	Lowe's Cos., Inc.	3,683
15	Ross Stores, Inc.	2,148
68	TJX Cos., Inc.	7,685
44	Williams-Sonoma, Inc.	6,806
		57,141
	Technology Hardware, Storage & Peripherals — 0.5%
191	Apple, Inc.	42,417
82	Hewlett Packard Enterprise Co.	1,633
53	HP, Inc.	1,913
20	NetApp, Inc.	2,539
21	Western Digital Corp.(a)	1,408
		49,910
	Textiles, Apparel & Luxury Goods — 0.2%
24	Crocs, Inc.(a)	3,225
2	Deckers Outdoor Corp.(a)	1,845
36	PVH Corp.	3,672
10	Ralph Lauren Corp.	1,756
1,218	Under Armour, Inc., Class A(a)	8,489
		18,987
	Trading Companies & Distributors — 0.1%
17	Watsco, Inc.	8,321
	Water Utilities — 0.1%
40	American States Water Co.	3,301
10	American Water Works Co., Inc.	1,424
86	Essential Utilities, Inc.	3,496
		8,221
	Total Common Stocks (Identified Cost $3,111,260)	3,618,945

Principal Amount
Bonds and Notes — 19.1%
	Apartment REITs — 0.1%
$9,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,167
	Automotive — 0.5%
20,000	Cummins, Inc., 5.150%, 2/20/2034	20,497
16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,758
7,000	Lear Corp., 4.250%, 5/15/2029	6,801
10,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	8,837
		51,893
	Banking — 2.0%
11,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	10,609
21,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	20,159
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	19,663
17,000	Citigroup, Inc., 4.600%, 3/09/2026	16,877
17,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	16,802
18,000	KeyCorp, MTN, 2.550%, 10/01/2029	15,747
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,500
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$10,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$9,353
9,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	8,846
18,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	17,223
21,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	20,881
15,000	State Street Corp., 2.400%, 1/24/2030	13,518
9,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	7,623
21,000	Westpac Banking Corp., 2.350%, 2/19/2025	20,678
		209,479
	Brokerage — 0.3%
18,000	BlackRock, Inc., 2.400%, 4/30/2030	16,016
22,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	14,829
		30,845
	Building Materials — 0.3%
10,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	9,301
18,000	Owens Corning, 3.950%, 8/15/2029	17,279
		26,580
	Chemicals — 0.2%
22,000	Ecolab, Inc., 2.125%, 2/01/2032	18,575
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,722
		22,297
	Consumer Products — 0.1%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,570
	Diversified Manufacturing — 0.2%
17,000	Eaton Corp., 4.150%, 3/15/2033	16,299
10,000	Emerson Electric Co., 2.000%, 12/21/2028	9,051
		25,350
	Electric — 0.8%
10,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	9,101
21,000	Entergy Corp., 0.900%, 9/15/2025	20,073
10,000	Exelon Corp., 4.050%, 4/15/2030	9,624
22,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	19,169
7,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	6,774
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,018
19,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	18,544
		87,303
	Environmental — 0.1%
12,000	Republic Services, Inc., 1.450%, 2/15/2031	9,796
7,000	Waste Management, Inc., 2.950%, 6/01/2041	5,220
		15,016
	Finance Companies — 0.4%
29,000	Ares Capital Corp., 3.250%, 7/15/2025	28,361
12,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,067
		39,428
	Food & Beverage — 0.6%
23,000	Coca-Cola Co., 1.450%, 6/01/2027	21,257
17,000	General Mills, Inc., 4.000%, 4/17/2025	16,843
11,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,958
18,000	PepsiCo, Inc., 2.750%, 3/19/2030	16,480
		64,538
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.4%
$12,000	Equinor ASA, 3.625%, 4/06/2040	$9,956
25,000	Federal National Mortgage Association, 6.625%, 11/15/2030	28,470
		38,426
	Health Care REITs — 0.1%
10,000	Welltower OP LLC, 2.800%, 6/01/2031	8,765
	Health Insurance — 0.3%
17,000	Elevance Health, Inc., 4.101%, 3/01/2028	16,674
13,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,904
		30,578
	Healthcare — 0.3%
7,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,905
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,863
7,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	6,780
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,103
		29,651
	Integrated Energy — 0.1%
13,000	Shell International Finance BV, 6.375%, 12/15/2038	14,737
	Life Insurance — 0.2%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,164
10,000	Manulife Financial Corp., 3.703%, 3/16/2032	9,284
11,000	MetLife, Inc., 5.375%, 7/15/2033	11,342
		23,790
	Media Entertainment — 0.1%
9,000	Netflix, Inc., 3.625%, 6/15/2025(b)	8,877
	Metals & Mining — 0.1%
11,000	Nucor Corp., 3.125%, 4/01/2032	9,775
	Midstream — 0.1%
13,000	Enbridge, Inc., 5.625%, 4/05/2034	13,309
	Mortgage Related — 5.6%
11,678	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	9,396
51,288	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	43,383
9,924	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	8,680
13,929	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	12,178
8,871	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	7,754
15,239	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	13,320
23,599	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	20,607
3,331	Federal Home Loan Mortgage Corp., 3.500%, 8/01/2049	3,062
13,106	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	11,907
23,782	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	21,577
1,780	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,669
4,539	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	4,253
13,654	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	13,443
4,312	Federal National Mortgage Association, 2.000%, 9/01/2050	3,503
28,606	Federal National Mortgage Association, 2.000%, 7/01/2051	23,107
41,227	Federal National Mortgage Association, 2.000%, 8/01/2051	33,235
5,906	Federal National Mortgage Association, 2.000%, 10/01/2051	4,772
9,875	Federal National Mortgage Association, 2.000%, 4/01/2052	7,949
3,719	Federal National Mortgage Association, 2.500%, 8/01/2050	3,159
36,467	Federal National Mortgage Association, 2.500%, 2/01/2051	30,891
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$18,512	Federal National Mortgage Association, 2.500%, 8/01/2051	$15,611
11,828	Federal National Mortgage Association, 2.500%, 9/01/2051	10,030
13,679	Federal National Mortgage Association, 2.500%, 2/01/2052	11,572
3,159	Federal National Mortgage Association, 3.000%, 4/01/2034	2,997
246	Federal National Mortgage Association, 3.000%, 6/01/2049	218
12,410	Federal National Mortgage Association, 3.000%, 12/01/2049	10,994
6,015	Federal National Mortgage Association, 3.000%, 6/01/2050	5,327
26,891	Federal National Mortgage Association, 3.000%, 5/01/2051	23,713
17,351	Federal National Mortgage Association, 3.000%, 4/01/2052	15,171
2,576	Federal National Mortgage Association, 3.500%, 6/01/2049	2,377
2,761	Federal National Mortgage Association, 3.500%, 7/01/2049	2,547
2,455	Federal National Mortgage Association, 3.500%, 8/01/2049	2,264
5,056	Federal National Mortgage Association, 3.500%, 4/01/2052	4,594
17,373	Federal National Mortgage Association, 3.500%, 5/01/2052	15,784
8,954	Federal National Mortgage Association, 3.500%, 7/01/2052	8,127
221	Federal National Mortgage Association, 4.000%, 6/01/2049	211
1,582	Federal National Mortgage Association, 4.000%, 3/01/2050	1,500
5,386	Federal National Mortgage Association, 4.000%, 8/01/2052	5,050
17,994	Federal National Mortgage Association, 4.000%, 9/01/2052	16,878
18,858	Federal National Mortgage Association, 4.000%, 5/01/2053	17,673
435	Federal National Mortgage Association, 4.500%, 6/01/2048	426
1,624	Federal National Mortgage Association, 4.500%, 5/01/2049	1,584
9,260	Federal National Mortgage Association, 4.500%, 2/01/2053	8,921
28,740	Federal National Mortgage Association, 4.500%, 8/01/2053	27,676
17,280	Government National Mortgage Association, 3.000%, 6/20/2052	15,418
9,612	Government National Mortgage Association, 4.000%, 8/20/2053	9,076
9,611	Government National Mortgage Association, 5.000%, 7/20/2053	9,512
46,418	Government National Mortgage Association, 5.500%, 4/20/2053	46,565
		569,661
	Office REITs — 0.3%
21,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	20,603
8,000	Boston Properties LP, 2.750%, 10/01/2026	7,543
		28,146
Principal Amount	Description	Value (†)
	Oil Field Services — 0.2%
$12,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$11,527
10,000	Schlumberger Investment SA, 4.850%, 5/15/2033	10,040
		21,567
	Other REITs — 0.1%
13,000	Prologis LP, 1.250%, 10/15/2030	10,656
	Pharmaceuticals — 0.5%
23,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	19,882
9,000	Biogen, Inc., 2.250%, 5/01/2030	7,834
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	10,463
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,613
8,000	Viatris, Inc., 3.850%, 6/22/2040	6,035
		51,827
	Property & Casualty Insurance — 0.2%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,343
11,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	9,608
		15,951
	Railroads — 0.2%
18,000	CSX Corp., 2.600%, 11/01/2026	17,214
	Restaurants — 0.2%
18,000	Starbucks Corp., 2.250%, 3/12/2030	15,888
	Retail REITs — 0.1%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,277
7,000	Realty Income Corp., 3.400%, 1/15/2028	6,695
		10,972
	Retailers — 0.4%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,252
25,000	TJX Cos., Inc., 1.150%, 5/15/2028	22,171
7,000	Walmart, Inc., 4.100%, 4/15/2033	6,838
		36,261
	Technology — 1.1%
18,000	Adobe, Inc., 2.300%, 2/01/2030	16,154
8,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	7,720
12,000	Intel Corp., 2.450%, 11/15/2029	10,773
18,000	International Business Machines Corp., 4.000%, 6/20/2042	15,140
9,000	NVIDIA Corp., 2.850%, 4/01/2030	8,343
16,000	Oracle Corp., 2.950%, 5/15/2025	15,713
22,000	QUALCOMM, Inc., 1.650%, 5/20/2032	17,771
17,000	Salesforce, Inc., 1.500%, 7/15/2028	15,220
10,000	Texas Instruments, Inc., 4.900%, 3/14/2033	10,233
		117,067
	Treasuries — 2.4%
14,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	7,190
20,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	14,983
2,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	1,454
47,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	36,451
50,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	40,160
26,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	20,422
51,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	39,866
16,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	15,922
74,000	U.S. Treasury Notes, 0.375%, 11/30/2025	70,037
		246,485
	Utility Other — 0.1%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	10,459
	Wireless — 0.1%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,582
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2025 Fund (continued)
Principal Amount	Description	Value (†)
	Wirelines — 0.3%
$12,000	AT&T, Inc., 3.650%, 6/01/2051	$8,704
30,000	Verizon Communications, Inc., 2.650%, 11/20/2040	21,203
		29,907
	Total Bonds and Notes (Identified Cost $2,053,211)	1,955,017

Shares
Exchange-Traded Funds — 4.9%
6,247	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $474,559)	503,883

Mutual Funds — 7.3%
17,812	WCM Focused Emerging Markets Fund, Institutional Class	244,026
19,977	WCM Focused International Growth Fund, Institutional Class	503,216
	Total Mutual Funds (Identified Cost $757,427)	747,242

Affiliated Mutual Funds — 30.5%
77,552	Loomis Sayles Inflation Protected Securities Fund, Class N	748,373
83,098	Loomis Sayles Limited Term Government and Agency Fund, Class N	899,955
112,628	Mirova Global Green Bond Fund, Class N	975,361
39,552	Mirova International Sustainable Equity Fund, Class N	508,641
	Total Affiliated Mutual Funds (Identified Cost $3,265,531)	3,132,330

Principal Amount
Short-Term Investments — 3.2%
$330,362	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $330,394 on 8/01/2024 collateralized by $359,100 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $337,946 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $330,362)	330,362
	Total Investments — 100.3% (Identified Cost $9,992,350)	10,287,779
	Other assets less liabilities — (0.3)%	(32,199)
	Net Assets — 100.0%	$10,255,580

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $28,097 or 0.3% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	52.4%
Fixed Income	44.7
Short-Term Investments	3.2
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund

Shares	Description	Value (†)
Common Stocks — 40.3% of Net Assets
	Aerospace & Defense — 1.0%
180	AAR Corp.(a)	$11,628
561	Boeing Co.(a)	106,927
151	General Electric Co.	25,700
35	L3Harris Technologies, Inc.	7,941
31	Lockheed Martin Corp.	16,800
74	Moog, Inc., Class A	14,511
10	Northrop Grumman Corp.	4,843
169	RTX Corp.	19,856
		208,206
	Air Freight & Logistics — 0.2%
235	Expeditors International of Washington, Inc.	29,333
24	FedEx Corp.	7,254
133	GXO Logistics, Inc.(a)	7,445
64	United Parcel Service, Inc., Class B	8,344
		52,376
	Automobile Components — 0.4%
32	Aptiv PLC(a)	2,221
629	BorgWarner, Inc.	22,210
475	Dana, Inc.	6,037
498	Magna International, Inc.	22,096
666	Mobileye Global, Inc., Class A(a)	13,986
143	Visteon Corp.(a)	16,522
		83,072
	Automobiles — 1.0%
1,507	General Motors Co.	66,790
568	Tesla, Inc.(a)	131,816
65	Thor Industries, Inc.	6,899
		205,505
	Banks — 2.4%
302	Ameris Bancorp	18,389
777	Banc of California, Inc.	10,862
1,671	Bank of America Corp.	67,358
1,126	Citigroup, Inc.	73,055
108	Citizens Financial Group, Inc.	4,608
172	East West Bancorp, Inc.	15,117
21	First Citizens BancShares, Inc., Class A	43,842
547	First Financial Bancorp	14,966
907	Fulton Financial Corp.	17,569
307	International Bancshares Corp.	20,704
271	JPMorgan Chase & Co.	57,669
82	PNC Financial Services Group, Inc.	14,850
133	Regions Financial Corp.	2,975
332	SouthState Corp.	32,858
721	Truist Financial Corp.	32,222
159	U.S. Bancorp	7,136
289	Webster Financial Corp.	14,340
965	Wells Fargo & Co.	57,263
		505,783
	Beverages — 0.6%
52	Boston Beer Co., Inc., Class A(a)	14,571
349	Coca-Cola Co.	23,292
146	Keurig Dr Pepper, Inc.	5,005
1,224	Monster Beverage Corp.(a)	62,975
120	PepsiCo, Inc.	20,720
		126,563
	Biotechnology — 1.1%
121	AbbVie, Inc.	22,424
Shares	Description	Value (†)
	Biotechnology — continued
216	Alnylam Pharmaceuticals, Inc.(a)	$51,291
33	Amgen, Inc.	10,971
152	BioMarin Pharmaceutical, Inc.(a)	12,818
244	CRISPR Therapeutics AG(a)	13,979
167	Gilead Sciences, Inc.	12,702
25	GRAIL, Inc.(a)	384
145	Halozyme Therapeutics, Inc.(a)	8,013
61	Incyte Corp.(a)	3,969
21	Moderna, Inc.(a)	2,504
86	Neurocrine Biosciences, Inc.(a)	12,175
54	Regeneron Pharmaceuticals, Inc.(a)	58,276
62	Sarepta Therapeutics, Inc.(a)	8,819
26	United Therapeutics Corp.(a)	8,146
11	Vertex Pharmaceuticals, Inc.(a)	5,453
		231,924
	Broadline Retail — 1.0%
196	Alibaba Group Holding Ltd., ADR	15,455
898	Amazon.com, Inc.(a)	167,909
343	eBay, Inc.	19,074
		202,438
	Building Products — 0.6%
39	Carlisle Cos., Inc.	16,325
81	Carrier Global Corp.	5,517
424	Fortune Brands Innovations, Inc.	34,263
30	Lennox International, Inc.	17,505
367	Masco Corp.	28,571
94	Owens Corning	17,520
89	Trex Co., Inc.(a)	7,443
		127,144
	Capital Markets — 2.2%
797	Bank of New York Mellon Corp.	51,861
36	BlackRock, Inc.	31,554
57	Cboe Global Markets, Inc.	10,460
952	Charles Schwab Corp.	62,061
76	CME Group, Inc.	14,722
60	FactSet Research Systems, Inc.	24,785
53	Goldman Sachs Group, Inc.	26,979
452	Intercontinental Exchange, Inc.	68,505
228	Janus Henderson Group PLC	8,488
81	Morgan Stanley	8,360
49	MSCI, Inc.	26,497
501	Nasdaq, Inc.	33,908
27	Northern Trust Corp.	2,394
39	S&P Global, Inc.	18,904
372	SEI Investments Co.	25,237
525	State Street Corp.	44,609
26	T. Rowe Price Group, Inc.	2,969
48	Virtus Investment Partners, Inc.	10,848
		473,141
	Chemicals — 0.7%
27	Air Products & Chemicals, Inc.	7,124
147	Celanese Corp.	20,749
831	Corteva, Inc.	46,619
40	DuPont de Nemours, Inc.	3,348
53	Ecolab, Inc.	12,226
134	HB Fuller Co.	11,551
95	Innospec, Inc.	12,458
46	Linde PLC	20,861
107	Minerals Technologies, Inc.	8,387
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
16	Sherwin-Williams Co.	$5,613
62	Stepan Co.	5,247
		154,183
	Commercial Services & Supplies — 0.1%
68	MSA Safety, Inc.	12,828
147	RB Global, Inc.	11,706
21	Waste Management, Inc.	4,256
		28,790
	Communications Equipment — 0.2%
150	Ciena Corp.(a)	7,911
362	Cisco Systems, Inc.	17,539
46	F5, Inc.(a)	9,367
16	Motorola Solutions, Inc.	6,383
		41,200
	Construction & Engineering — 0.2%
199	AECOM	18,032
48	Comfort Systems USA, Inc.	15,956
		33,988
	Construction Materials — 0.1%
19	Martin Marietta Materials, Inc.	11,274
43	Vulcan Materials Co.	11,804
		23,078
	Consumer Finance — 0.7%
1,477	Ally Financial, Inc.	66,480
59	American Express Co.	14,929
382	Capital One Financial Corp.	57,835
88	Synchrony Financial	4,469
		143,713
	Consumer Staples Distribution & Retail — 0.8%
135	BJ's Wholesale Club Holdings, Inc.(a)	11,875
31	Casey's General Stores, Inc.	12,023
32	Costco Wholesale Corp.	26,304
1,500	Kroger Co.	81,750
131	Sprouts Farmers Market, Inc.(a)	13,086
25	Target Corp.	3,760
432	Walmart, Inc.	29,652
		178,450
	Containers & Packaging — 0.1%
129	Crown Holdings, Inc.	11,442
221	Sonoco Products Co.	11,917
		23,359
	Distributors — 0.0%
29	Genuine Parts Co.	4,266
	Diversified Consumer Services — 0.1%
81	Grand Canyon Education, Inc.(a)	12,632
166	Service Corp. International	13,265
		25,897
	Diversified REITs — 0.1%
398	American Assets Trust, Inc.	10,555
	Diversified Telecommunication Services — 0.3%
1,272	AT&T, Inc.	24,486
352	Iridium Communications, Inc.	10,102
529	Verizon Communications, Inc.	21,435
		56,023
Shares	Description	Value (†)
	Electric Utilities — 0.4%
240	Alliant Energy Corp.	$13,359
197	Evergy, Inc.	11,426
134	Eversource Energy	8,698
102	Exelon Corp.	3,794
243	FirstEnergy Corp.	10,184
84	IDACORP, Inc.	8,211
479	PPL Corp.	14,236
118	Xcel Energy, Inc.	6,877
		76,785
	Electrical Equipment — 0.3%
60	Eaton Corp. PLC	18,287
113	Emerson Electric Co.	13,234
37	GE Vernova, Inc.(a)	6,595
205	nVent Electric PLC	14,889
75	Regal Rexnord Corp.	12,051
		65,056
	Electronic Equipment, Instruments & Components — 0.5%
104	Advanced Energy Industries, Inc.	12,102
189	Amphenol Corp., Class A	12,145
218	Avnet, Inc.	11,720
165	Cognex Corp.	8,187
120	Coherent Corp.(a)	8,362
56	Corning, Inc.	2,241
39	Fabrinet(a)	8,602
554	Knowles Corp.(a)	10,122
32	Littelfuse, Inc.	8,548
147	TE Connectivity Ltd.	22,686
11	Teledyne Technologies, Inc.(a)	4,640
13	Zebra Technologies Corp., Class A(a)	4,565
		113,920
	Energy Equipment & Services — 0.1%
293	ChampionX Corp.	10,038
628	NOV, Inc.	13,075
148	Schlumberger NV	7,147
		30,260
	Entertainment — 1.0%
50	Electronic Arts, Inc.	7,547
157	Netflix, Inc.(a)	98,651
25	Take-Two Interactive Software, Inc.(a)	3,763
804	Walt Disney Co.	75,327
2,931	Warner Bros. Discovery, Inc.(a)	25,353
		210,641
	Financial Services — 1.6%
288	Block, Inc.(a)	17,821
712	Corebridge Financial, Inc.	21,040
377	Fiserv, Inc.(a)	61,666
325	Global Payments, Inc.	33,033
20	Jack Henry & Associates, Inc.	3,430
43	Mastercard, Inc., Class A	19,940
735	MGIC Investment Corp.	18,257
353	PayPal Holdings, Inc.(a)	23,220
430	Visa, Inc., Class A	114,238
210	Voya Financial, Inc.	15,273
44	WEX, Inc.(a)	8,072
		335,990
	Food Products — 0.4%
103	Campbell Soup Co.	4,826
118	Darling Ingredients, Inc.(a)	4,688
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
198	General Mills, Inc.	$13,294
29	Hershey Co.	5,727
91	Ingredion, Inc.	11,318
128	Kellanova	7,443
386	Kraft Heinz Co.	13,591
78	McCormick & Co., Inc.	6,007
214	Mondelez International, Inc., Class A	14,627
		81,521
	Gas Utilities — 0.1%
72	Atmos Energy Corp.	9,207
250	New Jersey Resources Corp.	11,688
144	ONE Gas, Inc.	10,027
		30,922
	Ground Transportation — 0.3%
275	CSX Corp.	9,652
43	Norfolk Southern Corp.	10,731
61	Ryder System, Inc.	8,550
20	Saia, Inc.(a)	8,357
57	Uber Technologies, Inc.(a)	3,675
29	Union Pacific Corp.	7,155
82	XPO, Inc.(a)	9,421
		57,541
	Health Care Equipment & Supplies — 0.7%
156	Abbott Laboratories	16,527
12	Align Technology, Inc.(a)	2,783
615	Baxter International, Inc.	22,029
40	Becton Dickinson & Co.	9,642
53	Edwards Lifesciences Corp.(a)	3,342
83	Intuitive Surgical, Inc.(a)	36,903
108	LeMaitre Vascular, Inc.	9,384
145	Medtronic PLC	11,646
143	Merit Medical Systems, Inc.(a)	12,196
36	Penumbra, Inc.(a)	6,015
20	Stryker Corp.	6,549
		137,016
	Health Care Providers & Services — 1.1%
132	Acadia Healthcare Co., Inc.(a)	8,560
65	Cardinal Health, Inc.	6,554
788	Centene Corp.(a)	60,613
21	Chemed Corp.	11,973
43	Cigna Group	14,993
519	CVS Health Corp.	31,311
31	Elevance Health, Inc.	16,493
14	HCA Healthcare, Inc.	5,083
122	HealthEquity, Inc.(a)	9,575
62	Henry Schein, Inc.(a)	4,460
9	Humana, Inc.	3,255
18	Labcorp Holdings, Inc.	3,878
21	McKesson Corp.	12,957
228	Select Medical Holdings Corp.	9,065
62	UnitedHealth Group, Inc.	35,722
		234,492
	Health Care Technology — 0.3%
913	Doximity, Inc., Class A(a)	25,564
186	Veeva Systems, Inc., Class A(a)	35,699
		61,263
	Hotel & Resort REITs — 0.0%
146	Host Hotels & Resorts, Inc.	2,556
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.7%
251	Aramark	$8,602
2	Booking Holdings, Inc.	7,430
124	Chipotle Mexican Grill, Inc.(a)	6,736
92	Marriott Vacations Worldwide Corp.	7,781
64	McDonald's Corp.	16,986
489	Starbucks Corp.	38,118
226	Travel & Leisure Co.	10,416
29	Wingstop, Inc.	10,842
405	Yum China Holdings, Inc.	12,247
167	Yum! Brands, Inc.	22,183
		141,341
	Household Durables — 0.3%
221	KB Home	19,024
67	Meritage Homes Corp.	13,592
77	PulteGroup, Inc.	10,164
227	Taylor Morrison Home Corp.(a)	15,227
		58,007
	Household Products — 0.3%
133	Church & Dwight Co., Inc.	13,035
49	Colgate-Palmolive Co.	4,860
316	Energizer Holdings, Inc.	9,730
245	Procter & Gamble Co.	39,386
		67,011
	Independent Power & Renewable Electricity Producers — 0.1%
299	AES Corp.	5,319
538	Clearway Energy, Inc., Class A	13,251
		18,570
	Industrial Conglomerates — 0.0%
34	3M Co.	4,337
	Industrial REITs — 0.1%
65	Prologis, Inc.	8,193
312	Rexford Industrial Realty, Inc.	15,635
		23,828
	Insurance — 1.4%
27	Allstate Corp.	4,620
671	American International Group, Inc.	53,163
93	Arch Capital Group Ltd.(a)	8,908
57	Arthur J Gallagher & Co.	16,159
28	Assurant, Inc.	4,896
207	Assured Guaranty Ltd.	17,051
42	Chubb Ltd.	11,578
147	First American Financial Corp.	8,905
96	Hanover Insurance Group, Inc.	13,199
99	Hartford Financial Services Group, Inc.	10,981
42	Marsh & McLennan Cos., Inc.	9,348
74	Prudential Financial, Inc.	9,274
201	Reinsurance Group of America, Inc.	45,312
138	Selective Insurance Group, Inc.	12,464
71	Travelers Cos., Inc.	15,367
179	Willis Towers Watson PLC	50,528
		291,753
	Interactive Media & Services — 1.8%
596	Alphabet, Inc., Class A	102,238
846	Alphabet, Inc., Class C	146,485
276	Meta Platforms, Inc., Class A	131,053
246	Yelp, Inc.(a)	8,962
		388,738
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.4%
50	Accenture PLC, Class A	$16,531
130	Cognizant Technology Solutions Corp., Class A	9,838
109	International Business Machines Corp.	20,943
348	Kyndryl Holdings, Inc.(a)	9,351
475	Shopify, Inc., Class A(a)	29,070
		85,733
	Leisure Products — 0.1%
445	Mattel, Inc.(a)	8,584
100	YETI Holdings, Inc.(a)	4,135
		12,719
	Life Sciences Tools & Services — 0.7%
29	Agilent Technologies, Inc.	4,101
40	Danaher Corp.	11,083
303	Illumina, Inc.(a)	37,148
247	IQVIA Holdings, Inc.(a)	60,819
47	Repligen Corp.(a)	7,865
34	Thermo Fisher Scientific, Inc.	20,853
		141,869
	Machinery — 1.0%
65	AGCO Corp.	6,137
22	Caterpillar, Inc.	7,616
37	Chart Industries, Inc.(a)	5,960
8	Cummins, Inc.	2,334
178	Deere & Co.	66,212
56	Dover Corp.	10,319
80	Fortive Corp.	5,748
219	Graco, Inc.	18,626
19	Illinois Tool Works, Inc.	4,698
154	ITT, Inc.	21,785
92	Oshkosh Corp.	9,996
17	Parker-Hannifin Corp.	9,540
86	SPX Technologies, Inc.(a)	12,688
153	Terex Corp.	9,679
98	Toro Co.	9,382
		200,720
	Media — 0.7%
152	Charter Communications, Inc., Class A(a)	57,718
1,116	Comcast Corp., Class A	46,057
279	Interpublic Group of Cos., Inc.	8,975
192	Liberty Broadband Corp., Class C(a)	12,939
125	Omnicom Group, Inc.	12,255
		137,944
	Metals & Mining — 0.2%
206	Alcoa Corp.	6,806
482	Cleveland-Cliffs, Inc.(a)	7,399
97	Freeport-McMoRan, Inc.	4,405
125	Newmont Corp.	6,134
48	Reliance, Inc.	14,619
180	U.S. Steel Corp.	7,396
		46,759
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
926	Annaly Capital Management, Inc.	18,437
	Multi-Utilities — 0.1%
107	Consolidated Edison, Inc.	10,435
39	DTE Energy Co.	4,701
25	WEC Energy Group, Inc.	2,151
		17,287
Shares	Description	Value (†)
	Office REITs — 0.3%
551	COPT Defense Properties	$15,962
1,319	Easterly Government Properties, Inc.	18,374
468	Highwoods Properties, Inc.	14,494
337	Kilroy Realty Corp.	12,459
		61,289
	Oil, Gas & Consumable Fuels — 1.9%
764	Antero Midstream Corp.	10,971
357	Antero Resources Corp.(a)	10,360
1,291	APA Corp.	40,266
174	Chevron Corp.	27,922
329	CNX Resources Corp.(a)	8,709
518	ConocoPhillips	57,601
140	Devon Energy Corp.	6,584
22	Diamondback Energy, Inc.	4,451
435	EOG Resources, Inc.	55,158
392	Exxon Mobil Corp.	46,487
33	Hess Corp.	5,063
142	HF Sinclair Corp.	7,309
461	Kinder Morgan, Inc.	9,741
84	ONEOK, Inc.	7,000
239	Ovintiv, Inc.	11,099
406	Phillips 66	59,065
267	Range Resources Corp.	8,338
948	Southwestern Energy Co.(a)	6,115
14	Texas Pacific Land Corp.	11,828
37	Valero Energy Corp.	5,984
183	Williams Cos., Inc.	7,858
		407,909
	Passenger Airlines — 0.2%
1,064	Delta Air Lines, Inc.	45,773
	Personal Care Products — 0.2%
43	elf Beauty, Inc.(a)	7,421
15	Estee Lauder Cos., Inc., Class A	1,494
1,906	Kenvue, Inc.	35,242
		44,157
	Pharmaceuticals — 1.0%
253	Bristol-Myers Squibb Co.	12,033
26	Eli Lilly & Co.	20,911
62	Jazz Pharmaceuticals PLC(a)	6,835
256	Johnson & Johnson	40,410
213	Merck & Co., Inc.	24,097
153	Novartis AG, ADR	17,056
308	Novo Nordisk AS, ADR	40,850
561	Pfizer, Inc.	17,133
459	Roche Holding AG, ADR	18,594
70	Zoetis, Inc.	12,603
		210,522
	Professional Services — 0.4%
19	Automatic Data Processing, Inc.	4,990
136	Equifax, Inc.	37,994
182	Exponent, Inc.	19,307
118	Korn Ferry	8,699
48	Leidos Holdings, Inc.	6,931
24	Paychex, Inc.	3,073
47	Paylocity Holding Corp.(a)	7,053
		88,047
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.4%
591	CBRE Group, Inc., Class A(a)	$66,611
63	Jones Lang LaSalle, Inc.(a)	15,807
		82,418
	Residential REITs — 0.0%
31	AvalonBay Communities, Inc.	6,353
	Retail REITs — 0.2%
909	Brixmor Property Group, Inc.	23,152
309	NNN REIT, Inc.	13,871
26	Simon Property Group, Inc.	3,990
		41,013
	Semiconductors & Semiconductor Equipment — 2.5%
65	Advanced Micro Devices, Inc.(a)	9,391
75	Analog Devices, Inc.	17,353
36	Applied Materials, Inc.	7,639
389	ARM Holdings PLC, ADR(a)	56,082
150	Broadcom, Inc.	24,102
426	Intel Corp.	13,095
135	Lattice Semiconductor Corp.(a)	7,155
103	Micron Technology, Inc.	11,311
134	MKS Instruments, Inc.	16,871
2,296	NVIDIA Corp.	268,678
53	Onto Innovation, Inc.(a)	10,139
285	QUALCOMM, Inc.	51,571
48	Silicon Laboratories, Inc.(a)	5,766
80	Synaptics, Inc.(a)	6,986
81	Texas Instruments, Inc.	16,509
		522,648
	Software — 2.8%
18	Adobe, Inc.(a)	9,930
12	ANSYS, Inc.(a)	3,764
249	Autodesk, Inc.(a)	61,632
24	Cadence Design Systems, Inc.(a)	6,424
330	Dynatrace, Inc.(a)	14,494
13	Intuit, Inc.	8,415
59	Manhattan Associates, Inc.(a)	15,067
397	Microsoft Corp.	166,085
678	Oracle Corp.	94,547
16	Palo Alto Networks, Inc.(a)	5,196
32	PTC, Inc.(a)	5,691
47	Qualys, Inc.(a)	7,010
33	Roper Technologies, Inc.	17,977
383	Salesforce, Inc.	99,120
14	ServiceNow, Inc.(a)	11,401
41	SPS Commerce, Inc.(a)	8,832
15	Synopsys, Inc.(a)	8,375
16	Tyler Technologies, Inc.(a)	9,090
152	Workday, Inc., Class A(a)	34,522
		587,572
	Specialized REITs — 0.1%
15	American Tower Corp.	3,306
31	Crown Castle, Inc.	3,413
19	Digital Realty Trust, Inc.	2,840
6	Equinix, Inc.	4,741
87	Weyerhaeuser Co.	2,763
		17,063
	Specialty Retail — 0.6%
54	Abercrombie & Fitch Co., Class A(a)	7,964
29	Asbury Automotive Group, Inc.(a)	7,807
53	Burlington Stores, Inc.(a)	13,797
Shares	Description	Value (†)
	Specialty Retail — continued
47	Dick's Sporting Goods, Inc.	$10,168
44	Five Below, Inc.(a)	3,201
96	Floor & Decor Holdings, Inc., Class A(a)	9,408
66	Home Depot, Inc.	24,299
27	Lithia Motors, Inc.	7,461
37	Lowe's Cos., Inc.	9,084
36	Ross Stores, Inc.	5,156
162	TJX Cos., Inc.	18,309
98	Williams-Sonoma, Inc.	15,159
		131,813
	Technology Hardware, Storage & Peripherals — 0.6%
457	Apple, Inc.	101,491
177	Hewlett Packard Enterprise Co.	3,524
99	HP, Inc.	3,573
50	NetApp, Inc.	6,349
48	Western Digital Corp.(a)	3,218
		118,155
	Textiles, Apparel & Luxury Goods — 0.2%
54	Crocs, Inc.(a)	7,256
6	Deckers Outdoor Corp.(a)	5,536
88	PVH Corp.	8,975
22	Ralph Lauren Corp.	3,863
2,945	Under Armour, Inc., Class A(a)	20,527
		46,157
	Trading Companies & Distributors — 0.1%
40	Watsco, Inc.	19,580
	Water Utilities — 0.1%
92	American States Water Co.	7,593
22	American Water Works Co., Inc.	3,132
195	Essential Utilities, Inc.	7,926
		18,651
	Total Common Stocks (Identified Cost $7,190,381)	8,481,790

Principal Amount
Bonds and Notes — 16.9%
	Apartment REITs — 0.1%
$16,000	Essex Portfolio LP, 3.000%, 1/15/2030	14,519
	Automotive — 0.5%
34,000	Cummins, Inc., 5.150%, 2/20/2034	34,845
35,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	34,472
14,000	Lear Corp., 4.250%, 5/15/2029	13,602
19,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	16,790
		99,709
	Banking — 1.7%
22,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	21,219
34,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	32,639
34,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	31,834
28,000	Citigroup, Inc., 4.600%, 3/09/2026	27,797
30,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	29,651
32,000	KeyCorp, MTN, 2.550%, 10/01/2029	27,994
15,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	14,375
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$16,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$14,965
14,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	13,760
41,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	39,231
39,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	38,779
20,000	State Street Corp., 2.400%, 1/24/2030	18,025
16,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	13,552
31,000	Westpac Banking Corp., 2.350%, 2/19/2025	30,525
		354,346
	Brokerage — 0.3%
36,000	BlackRock, Inc., 2.400%, 4/30/2030	32,031
35,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	23,592
		55,623
	Building Materials — 0.2%
21,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	19,533
32,000	Owens Corning, 3.950%, 8/15/2029	30,717
		50,250
	Chemicals — 0.2%
40,000	Ecolab, Inc., 2.125%, 2/01/2032	33,773
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,582
		39,355
	Consumer Products — 0.1%
15,000	Procter & Gamble Co., 3.000%, 3/25/2030	14,079
	Diversified Manufacturing — 0.2%
33,000	Eaton Corp., 4.150%, 3/15/2033	31,639
15,000	Emerson Electric Co., 2.000%, 12/21/2028	13,577
		45,216
	Electric — 0.7%
21,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	19,111
47,000	Entergy Corp., 0.900%, 9/15/2025	44,926
18,000	Exelon Corp., 4.050%, 4/15/2030	17,324
31,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	27,011
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,645
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,018
28,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	27,328
		150,363
	Environmental — 0.1%
20,000	Republic Services, Inc., 1.450%, 2/15/2031	16,327
13,000	Waste Management, Inc., 2.950%, 6/01/2041	9,695
		26,022
	Finance Companies — 0.3%
37,000	Ares Capital Corp., 3.250%, 7/15/2025	36,184
22,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	20,290
		56,474
	Food & Beverage — 0.6%
40,000	Coca-Cola Co., 1.450%, 6/01/2027	36,968
34,000	General Mills, Inc., 4.000%, 4/17/2025	33,685
17,000	Mondelez International, Inc., 2.750%, 4/13/2030	15,390
32,000	PepsiCo, Inc., 2.750%, 3/19/2030	29,299
		115,342
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.4%
$18,000	Equinor ASA, 3.625%, 4/06/2040	$14,935
69,000	Federal National Mortgage Association, 6.625%, 11/15/2030	78,576
		93,511
	Health Care REITs — 0.1%
18,000	Welltower OP LLC, 2.800%, 6/01/2031	15,778
	Health Insurance — 0.2%
27,000	Elevance Health, Inc., 4.101%, 3/01/2028	26,482
22,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	23,530
		50,012
	Healthcare — 0.4%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,864
14,000	CVS Health Corp., 4.300%, 3/25/2028	13,725
17,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	16,841
16,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	15,499
21,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	19,116
		75,045
	Integrated Energy — 0.3%
31,000	Exxon Mobil Corp., 2.992%, 3/19/2025	30,586
25,000	Shell International Finance BV, 6.375%, 12/15/2038	28,340
		58,926
	Life Insurance — 0.2%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,328
23,000	Manulife Financial Corp., 3.703%, 3/16/2032	21,354
22,000	MetLife, Inc., 5.375%, 7/15/2033	22,683
		50,365
	Media Entertainment — 0.1%
24,000	Netflix, Inc., 3.625%, 6/15/2025(b)	23,672
	Metals & Mining — 0.1%
21,000	Nucor Corp., 3.125%, 4/01/2032	18,661
	Midstream — 0.1%
24,000	Enbridge, Inc., 5.625%, 4/05/2034	24,570
	Mortgage Related — 4.4%
44,054	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	35,449
20,771	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	17,593
20,515	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	17,353
31,248	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	26,252
1,829	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	1,623
29,600	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	25,878
14,194	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	12,407
26,893	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	23,506
19,104	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	16,695
57,668	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	52,392
5,340	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	5,007
6,354	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	5,954
24,382	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	24,005
3,593	Federal National Mortgage Association, 2.000%, 9/01/2050	2,919
27,788	Federal National Mortgage Association, 2.000%, 7/01/2051	22,446
39,578	Federal National Mortgage Association, 2.000%, 8/01/2051	31,905
10,968	Federal National Mortgage Association, 2.000%, 10/01/2051	8,862
33,217	Federal National Mortgage Association, 2.000%, 4/01/2052	26,736
3,099	Federal National Mortgage Association, 2.500%, 8/01/2050	2,632
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$33,428	Federal National Mortgage Association, 2.500%, 2/01/2051	$28,317
20,054	Federal National Mortgage Association, 2.500%, 8/01/2051	16,913
15,771	Federal National Mortgage Association, 2.500%, 9/01/2051	13,373
39,606	Federal National Mortgage Association, 2.500%, 4/01/2052	33,464
37,796	Federal National Mortgage Association, 2.500%, 6/01/2052	31,740
2,962	Federal National Mortgage Association, 3.000%, 4/01/2034	2,810
1,596	Federal National Mortgage Association, 3.000%, 6/01/2049	1,416
6,941	Federal National Mortgage Association, 3.000%, 12/01/2049	6,149
35,660	Federal National Mortgage Association, 3.000%, 5/01/2051	31,446
29,497	Federal National Mortgage Association, 3.000%, 4/01/2052	25,791
31,700	Federal National Mortgage Association, 3.000%, 7/01/2052	27,707
1,486	Federal National Mortgage Association, 3.500%, 4/01/2049	1,373
4,434	Federal National Mortgage Association, 3.500%, 6/01/2049	4,092
994	Federal National Mortgage Association, 3.500%, 7/01/2049	917
1,841	Federal National Mortgage Association, 3.500%, 8/01/2049	1,698
16,855	Federal National Mortgage Association, 3.500%, 4/01/2052	15,314
27,796	Federal National Mortgage Association, 3.500%, 5/01/2052	25,255
14,326	Federal National Mortgage Association, 3.500%, 7/01/2052	13,004
441	Federal National Mortgage Association, 4.000%, 6/01/2049	422
1,582	Federal National Mortgage Association, 4.000%, 3/01/2050	1,500
22,492	Federal National Mortgage Association, 4.000%, 9/01/2052	21,098
42,375	Federal National Mortgage Association, 4.000%, 11/01/2052	39,729
30,174	Federal National Mortgage Association, 4.000%, 5/01/2053	28,277
265	Federal National Mortgage Association, 4.500%, 9/01/2048	259
1,083	Federal National Mortgage Association, 4.500%, 5/01/2049	1,056
635	Federal National Mortgage Association, 4.500%, 6/01/2049	619
13,889	Federal National Mortgage Association, 4.500%, 2/01/2053	13,382
9,328	Federal National Mortgage Association, 4.500%, 4/01/2053	8,991
1,889	Federal National Mortgage Association, 4.500%, 7/01/2053	1,819
28,740	Federal National Mortgage Association, 4.500%, 8/01/2053	27,676
5,097	Government National Mortgage Association, 3.000%, 4/20/2052	4,550
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$30,240	Government National Mortgage Association, 3.000%, 6/20/2052	$26,982
16,341	Government National Mortgage Association, 4.000%, 8/20/2053	15,429
18,261	Government National Mortgage Association, 5.000%, 7/20/2053	18,072
79,183	Government National Mortgage Association, 5.500%, 4/20/2053	79,434
		929,688
	Office REITs — 0.3%
40,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	39,243
17,000	Boston Properties LP, 2.750%, 10/01/2026	16,030
		55,273
	Oil Field Services — 0.2%
21,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	20,172
15,000	Schlumberger Investment SA, 4.850%, 5/15/2033	15,060
		35,232
	Other REITs — 0.1%
18,000	Prologis LP, 1.250%, 10/15/2030	14,754
	Pharmaceuticals — 0.4%
39,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	33,713
17,000	Biogen, Inc., 2.250%, 5/01/2030	14,798
18,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	17,122
13,000	Merck & Co., Inc., 1.450%, 6/24/2030	10,997
16,000	Viatris, Inc., 3.850%, 6/22/2040	12,069
		88,699
	Property & Casualty Insurance — 0.1%
12,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	10,874
21,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	18,342
		29,216
	Railroads — 0.2%
37,000	CSX Corp., 2.600%, 11/01/2026	35,385
	Restaurants — 0.1%
33,000	Starbucks Corp., 2.250%, 3/12/2030	29,128
	Retail REITs — 0.1%
12,000	Realty Income Corp., 2.700%, 2/15/2032	10,264
16,000	Realty Income Corp., 3.400%, 1/15/2028	15,304
		25,568
	Retailers — 0.3%
19,000	Amazon.com, Inc., 3.875%, 8/22/2037	17,222
40,000	TJX Cos., Inc., 1.150%, 5/15/2028	35,473
19,000	Walmart, Inc., 4.100%, 4/15/2033	18,562
		71,257
	Technology — 1.1%
30,000	Adobe, Inc., 2.300%, 2/01/2030	26,924
25,000	Apple, Inc., 2.500%, 2/09/2025	24,646
11,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	9,077
19,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	18,335
18,000	Intel Corp., 2.450%, 11/15/2029	16,159
27,000	International Business Machines Corp., 4.000%, 6/20/2042	22,709
19,000	NVIDIA Corp., 2.850%, 4/01/2030	17,612
27,000	Oracle Corp., 2.950%, 5/15/2025	26,516
38,000	QUALCOMM, Inc., 1.650%, 5/20/2032	30,696
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2030 Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$30,000	Salesforce, Inc., 1.500%, 7/15/2028	$26,860
21,000	Texas Instruments, Inc., 4.900%, 3/14/2033	21,489
		241,023
	Treasuries — 2.2%
54,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	27,732
34,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	25,472
31,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	22,531
81,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	62,819
87,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	69,879
45,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	35,346
67,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	52,372
48,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	47,766
134,000	U.S. Treasury Notes, 0.375%, 11/30/2025	126,824
		470,741
	Utility Other — 0.1%
17,000	Essential Utilities, Inc., 4.276%, 5/01/2049	13,677
	Wireless — 0.2%
30,000	Vodafone Group PLC, 6.150%, 2/27/2037	32,493
	Wirelines — 0.2%
16,000	AT&T, Inc., 3.650%, 6/01/2051	11,606
50,000	Verizon Communications, Inc., 2.650%, 11/20/2040	35,337
		46,943
	Total Bonds and Notes (Identified Cost $3,710,956)	3,550,915

Shares
Exchange-Traded Funds — 5.7%
14,712	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,117,938)	1,186,670

Mutual Funds — 9.1%
52,821	WCM Focused Emerging Markets Fund, Institutional Class	723,649
47,417	WCM Focused International Growth Fund, Institutional Class	1,194,430
	Total Mutual Funds (Identified Cost $1,934,929)	1,918,079

Affiliated Mutual Funds — 25.0%
111,906	Loomis Sayles Inflation Protected Securities Fund, Class N	1,079,895
119,325	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,292,287
196,323	Mirova Global Green Bond Fund, Class N	1,700,153
92,872	Mirova International Sustainable Equity Fund, Class N	1,194,333
	Total Affiliated Mutual Funds (Identified Cost $5,509,426)	5,266,668

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$675,295	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $675,361 on 8/01/2024 collateralized by $733,400 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $689,590 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $675,295)	$675,295
	Total Investments — 100.2% (Identified Cost $20,138,925)	21,079,417
	Other assets less liabilities — (0.2)%	(37,600)
	Net Assets — 100.0%	$21,041,817

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $65,459 or 0.3% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	60.8%
Fixed Income	36.2
Short-Term Investments	3.2
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund

Shares	Description	Value (†)
Common Stocks — 46.8% of Net Assets
	Aerospace & Defense — 1.1%
213	AAR Corp.(a)	$13,760
658	Boeing Co.(a)	125,415
178	General Electric Co.	30,295
41	L3Harris Technologies, Inc.	9,302
37	Lockheed Martin Corp.	20,051
87	Moog, Inc., Class A	17,061
13	Northrop Grumman Corp.	6,296
210	RTX Corp.	24,673
		246,853
	Air Freight & Logistics — 0.3%
279	Expeditors International of Washington, Inc.	34,825
30	FedEx Corp.	9,067
170	GXO Logistics, Inc.(a)	9,517
84	United Parcel Service, Inc., Class B	10,951
		64,360
	Automobile Components — 0.5%
40	Aptiv PLC(a)	2,776
750	BorgWarner, Inc.	26,483
590	Dana, Inc.	7,499
593	Magna International, Inc.	26,311
789	Mobileye Global, Inc., Class A(a)	16,569
169	Visteon Corp.(a)	19,526
		99,164
	Automobiles — 1.2%
1,828	General Motors Co.	81,017
724	Tesla, Inc.(a)	168,019
82	Thor Industries, Inc.	8,703
		257,739
	Banks — 2.8%
358	Ameris Bancorp	21,799
918	Banc of California, Inc.	12,834
2,020	Bank of America Corp.	81,426
1,348	Citigroup, Inc.	87,458
144	Citizens Financial Group, Inc.	6,144
203	East West Bancorp, Inc.	17,842
26	First Citizens BancShares, Inc., Class A	54,280
647	First Financial Bancorp	17,702
1,072	Fulton Financial Corp.	20,765
363	International Bancshares Corp.	24,481
322	JPMorgan Chase & Co.	68,522
97	PNC Financial Services Group, Inc.	17,567
179	Regions Financial Corp.	4,004
393	SouthState Corp.	38,895
884	Truist Financial Corp.	39,506
208	U.S. Bancorp	9,335
341	Webster Financial Corp.	16,920
1,151	Wells Fargo & Co.	68,300
		607,780
	Beverages — 0.7%
61	Boston Beer Co., Inc., Class A(a)	17,093
413	Coca-Cola Co.	27,564
185	Keurig Dr Pepper, Inc.	6,342
1,438	Monster Beverage Corp.(a)	73,985
141	PepsiCo, Inc.	24,346
		149,330
	Biotechnology — 1.2%
143	AbbVie, Inc.	26,501
Shares	Description	Value (†)
	Biotechnology — continued
254	Alnylam Pharmaceuticals, Inc.(a)	$60,315
39	Amgen, Inc.	12,966
179	BioMarin Pharmaceutical, Inc.(a)	15,095
286	CRISPR Therapeutics AG(a)	16,385
204	Gilead Sciences, Inc.	15,516
32	GRAIL, Inc.(a)	492
180	Halozyme Therapeutics, Inc.(a)	9,947
75	Incyte Corp.(a)	4,880
28	Moderna, Inc.(a)	3,338
101	Neurocrine Biosciences, Inc.(a)	14,299
62	Regeneron Pharmaceuticals, Inc.(a)	66,910
73	Sarepta Therapeutics, Inc.(a)	10,383
30	United Therapeutics Corp.(a)	9,399
12	Vertex Pharmaceuticals, Inc.(a)	5,949
		272,375
	Broadline Retail — 1.2%
231	Alibaba Group Holding Ltd., ADR	18,214
1,132	Amazon.com, Inc.(a)	211,662
413	eBay, Inc.	22,967
		252,843
	Building Products — 0.7%
46	Carlisle Cos., Inc.	19,255
105	Carrier Global Corp.	7,152
508	Fortune Brands Innovations, Inc.	41,051
36	Lennox International, Inc.	21,006
438	Masco Corp.	34,098
111	Owens Corning	20,688
114	Trex Co., Inc.(a)	9,534
		152,784
	Capital Markets — 2.6%
961	Bank of New York Mellon Corp.	62,532
43	BlackRock, Inc.	37,690
68	Cboe Global Markets, Inc.	12,479
1,142	Charles Schwab Corp.	74,447
92	CME Group, Inc.	17,821
70	FactSet Research Systems, Inc.	28,916
64	Goldman Sachs Group, Inc.	32,578
543	Intercontinental Exchange, Inc.	82,297
291	Janus Henderson Group PLC	10,834
97	Morgan Stanley	10,012
57	MSCI, Inc.	30,823
601	Nasdaq, Inc.	40,676
35	Northern Trust Corp.	3,103
47	S&P Global, Inc.	22,782
438	SEI Investments Co.	29,714
629	State Street Corp.	53,446
35	T. Rowe Price Group, Inc.	3,997
57	Virtus Investment Partners, Inc.	12,882
		567,029
	Chemicals — 0.8%
34	Air Products & Chemicals, Inc.	8,971
176	Celanese Corp.	24,842
996	Corteva, Inc.	55,876
47	DuPont de Nemours, Inc.	3,934
66	Ecolab, Inc.	15,225
158	HB Fuller Co.	13,620
113	Innospec, Inc.	14,819
54	Linde PLC	24,489
134	Minerals Technologies, Inc.	10,503
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
20	Sherwin-Williams Co.	$7,016
77	Stepan Co.	6,516
		185,811
	Commercial Services & Supplies — 0.2%
81	MSA Safety, Inc.	15,281
174	RB Global, Inc.	13,856
28	Waste Management, Inc.	5,674
		34,811
	Communications Equipment — 0.2%
193	Ciena Corp.(a)	10,179
432	Cisco Systems, Inc.	20,930
56	F5, Inc.(a)	11,404
20	Motorola Solutions, Inc.	7,978
		50,491
	Construction & Engineering — 0.2%
235	AECOM	21,293
57	Comfort Systems USA, Inc.	18,948
		40,241
	Construction Materials — 0.1%
22	Martin Marietta Materials, Inc.	13,054
52	Vulcan Materials Co.	14,274
		27,328
	Consumer Finance — 0.8%
1,758	Ally Financial, Inc.	79,127
71	American Express Co.	17,966
462	Capital One Financial Corp.	69,947
113	Synchrony Financial	5,739
		172,779
	Consumer Staples Distribution & Retail — 1.0%
159	BJ's Wholesale Club Holdings, Inc.(a)	13,986
37	Casey's General Stores, Inc.	14,350
37	Costco Wholesale Corp.	30,414
1,803	Kroger Co.	98,263
155	Sprouts Farmers Market, Inc.(a)	15,483
35	Target Corp.	5,264
526	Walmart, Inc.	36,105
		213,865
	Containers & Packaging — 0.1%
162	Crown Holdings, Inc.	14,369
262	Sonoco Products Co.	14,127
		28,496
	Distributors — 0.0%
38	Genuine Parts Co.	5,590
	Diversified Consumer Services — 0.1%
95	Grand Canyon Education, Inc.(a)	14,815
196	Service Corp. International	15,663
		30,478
	Diversified REITs — 0.1%
470	American Assets Trust, Inc.	12,464
	Diversified Telecommunication Services — 0.3%
1,511	AT&T, Inc.	29,086
417	Iridium Communications, Inc.	11,968
642	Verizon Communications, Inc.	26,014
		67,068
Shares	Description	Value (†)
	Electric Utilities — 0.4%
287	Alliant Energy Corp.	$15,975
235	Evergy, Inc.	13,630
165	Eversource Energy	10,710
133	Exelon Corp.	4,948
287	FirstEnergy Corp.	12,028
107	IDACORP, Inc.	10,459
588	PPL Corp.	17,475
156	Xcel Energy, Inc.	9,092
		94,317
	Electrical Equipment — 0.4%
70	Eaton Corp. PLC	21,335
139	Emerson Electric Co.	16,278
50	GE Vernova, Inc.(a)	8,912
242	nVent Electric PLC	17,577
88	Regal Rexnord Corp.	14,140
		78,242
	Electronic Equipment, Instruments & Components — 0.6%
123	Advanced Energy Industries, Inc.	14,313
226	Amphenol Corp., Class A	14,523
258	Avnet, Inc.	13,870
208	Cognex Corp.	10,321
142	Coherent Corp.(a)	9,894
60	Corning, Inc.	2,401
46	Fabrinet(a)	10,146
655	Knowles Corp.(a)	11,967
41	Littelfuse, Inc.	10,951
181	TE Connectivity Ltd.	27,934
16	Teledyne Technologies, Inc.(a)	6,750
15	Zebra Technologies Corp., Class A(a)	5,268
		138,338
	Energy Equipment & Services — 0.2%
346	ChampionX Corp.	11,854
743	NOV, Inc.	15,469
177	Schlumberger NV	8,548
		35,871
	Entertainment — 1.2%
62	Electronic Arts, Inc.	9,358
196	Netflix, Inc.(a)	123,157
33	Take-Two Interactive Software, Inc.(a)	4,968
957	Walt Disney Co.	89,661
3,497	Warner Bros. Discovery, Inc.(a)	30,249
		257,393
	Financial Services — 1.8%
339	Block, Inc.(a)	20,977
849	Corebridge Financial, Inc.	25,088
451	Fiserv, Inc.(a)	73,770
390	Global Payments, Inc.	39,640
25	Jack Henry & Associates, Inc.	4,287
50	Mastercard, Inc., Class A	23,186
870	MGIC Investment Corp.	21,611
427	PayPal Holdings, Inc.(a)	28,088
509	Visa, Inc., Class A	135,226
248	Voya Financial, Inc.	18,037
56	WEX, Inc.(a)	10,273
		400,183
	Food Products — 0.5%
128	Campbell Soup Co.	5,998
147	Darling Ingredients, Inc.(a)	5,840
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
241	General Mills, Inc.	$16,181
39	Hershey Co.	7,702
107	Ingredion, Inc.	13,307
151	Kellanova	8,781
483	Kraft Heinz Co.	17,006
97	McCormick & Co., Inc.	7,470
262	Mondelez International, Inc., Class A	17,908
		100,193
	Gas Utilities — 0.2%
84	Atmos Energy Corp.	10,742
295	New Jersey Resources Corp.	13,791
182	ONE Gas, Inc.	12,673
		37,206
	Ground Transportation — 0.3%
349	CSX Corp.	12,250
53	Norfolk Southern Corp.	13,227
77	Ryder System, Inc.	10,792
23	Saia, Inc.(a)	9,611
75	Uber Technologies, Inc.(a)	4,835
34	Union Pacific Corp.	8,389
97	XPO, Inc.(a)	11,144
		70,248
	Health Care Equipment & Supplies — 0.8%
197	Abbott Laboratories	20,870
15	Align Technology, Inc.(a)	3,478
733	Baxter International, Inc.	26,256
50	Becton Dickinson & Co.	12,053
65	Edwards Lifesciences Corp.(a)	4,098
97	Intuitive Surgical, Inc.(a)	43,127
136	LeMaitre Vascular, Inc.	11,817
181	Medtronic PLC	14,538
169	Merit Medical Systems, Inc.(a)	14,414
42	Penumbra, Inc.(a)	7,018
24	Stryker Corp.	7,859
		165,528
	Health Care Providers & Services — 1.3%
164	Acadia Healthcare Co., Inc.(a)	10,635
79	Cardinal Health, Inc.	7,966
951	Centene Corp.(a)	73,151
26	Chemed Corp.	14,824
50	Cigna Group	17,434
639	CVS Health Corp.	38,551
36	Elevance Health, Inc.	19,153
16	HCA Healthcare, Inc.	5,809
144	HealthEquity, Inc.(a)	11,301
78	Henry Schein, Inc.(a)	5,611
11	Humana, Inc.	3,978
23	Labcorp Holdings, Inc.	4,955
24	McKesson Corp.	14,808
288	Select Medical Holdings Corp.	11,451
75	UnitedHealth Group, Inc.	43,212
		282,839
	Health Care Technology — 0.3%
1,070	Doximity, Inc., Class A(a)	29,960
218	Veeva Systems, Inc., Class A(a)	41,841
		71,801
	Hotel & Resort REITs — 0.0%
184	Host Hotels & Resorts, Inc.	3,222
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.8%
321	Aramark	$11,001
3	Booking Holdings, Inc.	11,145
150	Chipotle Mexican Grill, Inc.(a)	8,148
118	Marriott Vacations Worldwide Corp.	9,980
75	McDonald's Corp.	19,905
583	Starbucks Corp.	45,445
267	Travel & Leisure Co.	12,306
35	Wingstop, Inc.	13,086
473	Yum China Holdings, Inc.	14,303
200	Yum! Brands, Inc.	26,566
		171,885
	Household Durables — 0.3%
261	KB Home	22,467
79	Meritage Homes Corp.	16,027
91	PulteGroup, Inc.	12,012
268	Taylor Morrison Home Corp.(a)	17,977
		68,483
	Household Products — 0.4%
156	Church & Dwight Co., Inc.	15,290
65	Colgate-Palmolive Co.	6,447
393	Energizer Holdings, Inc.	12,101
290	Procter & Gamble Co.	46,620
		80,458
	Independent Power & Renewable Electricity Producers — 0.1%
379	AES Corp.	6,742
636	Clearway Energy, Inc., Class A	15,665
		22,407
	Industrial Conglomerates — 0.0%
41	3M Co.	5,230
	Industrial REITs — 0.1%
77	Prologis, Inc.	9,706
369	Rexford Industrial Realty, Inc.	18,490
		28,196
	Insurance — 1.6%
34	Allstate Corp.	5,818
804	American International Group, Inc.	63,701
110	Arch Capital Group Ltd.(a)	10,536
67	Arthur J Gallagher & Co.	18,994
36	Assurant, Inc.	6,295
245	Assured Guaranty Ltd.	20,181
52	Chubb Ltd.	14,334
188	First American Financial Corp.	11,389
113	Hanover Insurance Group, Inc.	15,536
116	Hartford Financial Services Group, Inc.	12,867
49	Marsh & McLennan Cos., Inc.	10,906
89	Prudential Financial, Inc.	11,153
240	Reinsurance Group of America, Inc.	54,103
163	Selective Insurance Group, Inc.	14,722
88	Travelers Cos., Inc.	19,047
214	Willis Towers Watson PLC	60,408
		349,990
	Interactive Media & Services — 2.2%
746	Alphabet, Inc., Class A	127,969
1,022	Alphabet, Inc., Class C	176,959
353	Meta Platforms, Inc., Class A	167,615
306	Yelp, Inc.(a)	11,148
		483,691
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.5%
60	Accenture PLC, Class A	$19,837
171	Cognizant Technology Solutions Corp., Class A	12,941
129	International Business Machines Corp.	24,786
412	Kyndryl Holdings, Inc.(a)	11,071
557	Shopify, Inc., Class A(a)	34,088
		102,723
	Leisure Products — 0.1%
570	Mattel, Inc.(a)	10,995
133	YETI Holdings, Inc.(a)	5,500
		16,495
	Life Sciences Tools & Services — 0.8%
37	Agilent Technologies, Inc.	5,232
50	Danaher Corp.	13,854
355	Illumina, Inc.(a)	43,523
296	IQVIA Holdings, Inc.(a)	72,884
60	Repligen Corp.(a)	10,041
39	Thermo Fisher Scientific, Inc.	23,920
		169,454
	Machinery — 1.1%
82	AGCO Corp.	7,742
27	Caterpillar, Inc.	9,347
49	Chart Industries, Inc.(a)	7,893
11	Cummins, Inc.	3,210
212	Deere & Co.	78,860
70	Dover Corp.	12,898
100	Fortive Corp.	7,185
259	Graco, Inc.	22,028
23	Illinois Tool Works, Inc.	5,687
182	ITT, Inc.	25,746
109	Oshkosh Corp.	11,843
19	Parker-Hannifin Corp.	10,662
101	SPX Technologies, Inc.(a)	14,902
181	Terex Corp.	11,450
116	Toro Co.	11,105
		240,558
	Media — 0.8%
182	Charter Communications, Inc., Class A(a)	69,109
1,331	Comcast Corp., Class A	54,930
362	Interpublic Group of Cos., Inc.	11,646
229	Liberty Broadband Corp., Class C(a)	15,432
154	Omnicom Group, Inc.	15,098
		166,215
	Metals & Mining — 0.3%
243	Alcoa Corp.	8,029
617	Cleveland-Cliffs, Inc.(a)	9,471
130	Freeport-McMoRan, Inc.	5,903
164	Newmont Corp.	8,048
56	Reliance, Inc.	17,055
230	U.S. Steel Corp.	9,451
		57,957
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,094	Annaly Capital Management, Inc.	21,782
	Multi-Utilities — 0.1%
127	Consolidated Edison, Inc.	12,385
51	DTE Energy Co.	6,147
30	WEC Energy Group, Inc.	2,582
		21,114
Shares	Description	Value (†)
	Office REITs — 0.3%
651	COPT Defense Properties	$18,860
1,560	Easterly Government Properties, Inc.	21,731
553	Highwoods Properties, Inc.	17,126
398	Kilroy Realty Corp.	14,714
		72,431
	Oil, Gas & Consumable Fuels — 2.2%
904	Antero Midstream Corp.	12,982
422	Antero Resources Corp.(a)	12,246
1,538	APA Corp.	47,970
208	Chevron Corp.	33,378
415	CNX Resources Corp.(a)	10,985
626	ConocoPhillips	69,611
167	Devon Energy Corp.	7,854
28	Diamondback Energy, Inc.	5,665
526	EOG Resources, Inc.	66,697
467	Exxon Mobil Corp.	55,382
39	Hess Corp.	5,983
181	HF Sinclair Corp.	9,316
597	Kinder Morgan, Inc.	12,615
105	ONEOK, Inc.	8,750
282	Ovintiv, Inc.	13,096
492	Phillips 66	71,576
316	Range Resources Corp.	9,869
1,196	Southwestern Energy Co.(a)	7,714
16	Texas Pacific Land Corp.	13,518
45	Valero Energy Corp.	7,277
211	Williams Cos., Inc.	9,060
		491,544
	Passenger Airlines — 0.3%
1,288	Delta Air Lines, Inc.	55,410
	Personal Care Products — 0.2%
51	elf Beauty, Inc.(a)	8,801
21	Estee Lauder Cos., Inc., Class A	2,092
2,287	Kenvue, Inc.	42,287
		53,180
	Pharmaceuticals — 1.1%
328	Bristol-Myers Squibb Co.	15,600
31	Eli Lilly & Co.	24,932
78	Jazz Pharmaceuticals PLC(a)	8,600
303	Johnson & Johnson	47,829
264	Merck & Co., Inc.	29,866
176	Novartis AG, ADR	19,620
361	Novo Nordisk AS, ADR	47,879
679	Pfizer, Inc.	20,737
537	Roche Holding AG, ADR	21,754
81	Zoetis, Inc.	14,583
		251,400
	Professional Services — 0.5%
25	Automatic Data Processing, Inc.	6,566
163	Equifax, Inc.	45,537
215	Exponent, Inc.	22,807
148	Korn Ferry	10,911
56	Leidos Holdings, Inc.	8,086
28	Paychex, Inc.	3,585
60	Paylocity Holding Corp.(a)	9,004
		106,496
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.5%
717	CBRE Group, Inc., Class A(a)	$80,813
74	Jones Lang LaSalle, Inc.(a)	18,567
		99,380
	Residential REITs — 0.0%
39	AvalonBay Communities, Inc.	7,992
	Retail REITs — 0.2%
1,074	Brixmor Property Group, Inc.	27,355
365	NNN REIT, Inc.	16,385
35	Simon Property Group, Inc.	5,370
		49,110
	Semiconductors & Semiconductor Equipment — 2.9%
76	Advanced Micro Devices, Inc.(a)	10,981
88	Analog Devices, Inc.	20,361
45	Applied Materials, Inc.	9,549
457	ARM Holdings PLC, ADR(a)	65,886
190	Broadcom, Inc.	30,529
537	Intel Corp.	16,507
159	Lattice Semiconductor Corp.(a)	8,427
127	Micron Technology, Inc.	13,947
159	MKS Instruments, Inc.	20,018
2,867	NVIDIA Corp.	335,496
62	Onto Innovation, Inc.(a)	11,861
341	QUALCOMM, Inc.	61,704
59	Silicon Laboratories, Inc.(a)	7,088
103	Synaptics, Inc.(a)	8,994
99	Texas Instruments, Inc.	20,177
		641,525
	Software — 3.2%
21	Adobe, Inc.(a)	11,585
17	ANSYS, Inc.(a)	5,332
294	Autodesk, Inc.(a)	72,771
29	Cadence Design Systems, Inc.(a)	7,762
390	Dynatrace, Inc.(a)	17,129
14	Intuit, Inc.	9,063
70	Manhattan Associates, Inc.(a)	17,876
467	Microsoft Corp.	195,369
800	Oracle Corp.	111,560
20	Palo Alto Networks, Inc.(a)	6,495
42	PTC, Inc.(a)	7,470
61	Qualys, Inc.(a)	9,097
39	Roper Technologies, Inc.	21,245
454	Salesforce, Inc.	117,495
17	ServiceNow, Inc.(a)	13,845
52	SPS Commerce, Inc.(a)	11,202
17	Synopsys, Inc.(a)	9,491
18	Tyler Technologies, Inc.(a)	10,226
176	Workday, Inc., Class A(a)	39,973
		694,986
	Specialized REITs — 0.1%
20	American Tower Corp.	4,408
37	Crown Castle, Inc.	4,073
23	Digital Realty Trust, Inc.	3,438
8	Equinix, Inc.	6,322
113	Weyerhaeuser Co.	3,589
		21,830
	Specialty Retail — 0.7%
63	Abercrombie & Fitch Co., Class A(a)	9,291
36	Asbury Automotive Group, Inc.(a)	9,692
63	Burlington Stores, Inc.(a)	16,400
Shares	Description	Value (†)
	Specialty Retail — continued
55	Dick's Sporting Goods, Inc.	$11,899
56	Five Below, Inc.(a)	4,073
113	Floor & Decor Holdings, Inc., Class A(a)	11,074
78	Home Depot, Inc.	28,717
35	Lithia Motors, Inc.	9,672
48	Lowe's Cos., Inc.	11,784
44	Ross Stores, Inc.	6,302
199	TJX Cos., Inc.	22,491
116	Williams-Sonoma, Inc.	17,943
		159,338
	Technology Hardware, Storage & Peripherals — 0.6%
540	Apple, Inc.	119,923
232	Hewlett Packard Enterprise Co.	4,619
140	HP, Inc.	5,053
59	NetApp, Inc.	7,492
64	Western Digital Corp.(a)	4,291
		141,378
	Textiles, Apparel & Luxury Goods — 0.3%
68	Crocs, Inc.(a)	9,137
7	Deckers Outdoor Corp.(a)	6,458
104	PVH Corp.	10,607
29	Ralph Lauren Corp.	5,092
3,508	Under Armour, Inc., Class A(a)	24,451
		55,745
	Trading Companies & Distributors — 0.1%
47	Watsco, Inc.	23,006
	Water Utilities — 0.1%
116	American States Water Co.	9,574
29	American Water Works Co., Inc.	4,128
246	Essential Utilities, Inc.	10,000
		23,702
	Total Common Stocks (Identified Cost $8,531,231)	10,230,151

Principal Amount
Bonds and Notes — 12.6%
	Apartment REITs — 0.0%
$11,000	Essex Portfolio LP, 3.000%, 1/15/2030	9,982
	Automotive — 0.3%
30,000	Cummins, Inc., 5.150%, 2/20/2034	30,746
23,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	22,653
8,000	Lear Corp., 4.250%, 5/15/2029	7,772
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,604
		71,775
	Banking — 1.3%
18,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	17,361
32,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	30,719
29,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	27,153
23,000	Citigroup, Inc., 4.600%, 3/09/2026	22,833
22,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	21,744
27,000	KeyCorp, MTN, 2.550%, 10/01/2029	23,620
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,500
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$14,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$13,094
12,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	11,794
30,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	28,706
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,859
19,000	State Street Corp., 2.400%, 1/24/2030	17,123
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	10,164
27,000	Westpac Banking Corp., 2.350%, 2/19/2025	26,586
		287,256
	Brokerage — 0.2%
25,000	BlackRock, Inc., 2.400%, 4/30/2030	22,244
39,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	26,288
		48,532
	Building Materials — 0.2%
22,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	20,463
27,000	Owens Corning, 3.950%, 8/15/2029	25,917
		46,380
	Chemicals — 0.1%
31,000	Ecolab, Inc., 2.125%, 2/01/2032	26,174
5,000	LYB International Finance BV, 5.250%, 7/15/2043	4,652
		30,826
	Consumer Products — 0.1%
17,000	Procter & Gamble Co., 3.000%, 3/25/2030	15,956
	Diversified Manufacturing — 0.2%
31,000	Eaton Corp., 4.150%, 3/15/2033	29,722
12,000	Emerson Electric Co., 2.000%, 12/21/2028	10,861
		40,583
	Electric — 0.5%
12,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	10,920
30,000	Entergy Corp., 0.900%, 9/15/2025	28,676
20,000	Exelon Corp., 4.050%, 4/15/2030	19,249
28,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	24,397
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,839
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,018
23,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	22,448
		114,547
	Environmental — 0.1%
15,000	Republic Services, Inc., 1.450%, 2/15/2031	12,245
9,000	Waste Management, Inc., 2.950%, 6/01/2041	6,712
		18,957
	Finance Companies — 0.2%
17,000	Ares Capital Corp., 3.250%, 7/15/2025	16,625
19,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	17,523
		34,148
	Food & Beverage — 0.4%
27,000	Coca-Cola Co., 1.450%, 6/01/2027	24,953
24,000	General Mills, Inc., 4.000%, 4/17/2025	23,778
18,000	Mondelez International, Inc., 2.750%, 4/13/2030	16,295
30,000	PepsiCo, Inc., 2.750%, 3/19/2030	27,468
		92,494
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.2%
$14,000	Equinor ASA, 3.625%, 4/06/2040	$11,616
35,000	Federal National Mortgage Association, 6.625%, 11/15/2030	39,857
		51,473
	Health Care REITs — 0.1%
13,000	Welltower OP LLC, 2.800%, 6/01/2031	11,395
	Health Insurance — 0.2%
23,000	Elevance Health, Inc., 4.101%, 3/01/2028	22,558
18,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	19,252
		41,810
	Healthcare — 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	7,891
8,000	CVS Health Corp., 4.300%, 3/25/2028	7,843
11,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	10,897
15,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	14,530
16,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	14,565
		55,726
	Integrated Energy — 0.2%
27,000	Exxon Mobil Corp., 2.992%, 3/19/2025	26,640
17,000	Shell International Finance BV, 6.375%, 12/15/2038	19,271
		45,911
	Life Insurance — 0.2%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,219
18,000	Manulife Financial Corp., 3.703%, 3/16/2032	16,712
19,000	MetLife, Inc., 5.375%, 7/15/2033	19,590
		40,521
	Media Entertainment — 0.1%
14,000	Netflix, Inc., 3.625%, 6/15/2025(b)	13,809
	Metals & Mining — 0.1%
23,000	Nucor Corp., 3.125%, 4/01/2032	20,438
	Midstream — 0.1%
20,000	Enbridge, Inc., 5.625%, 4/05/2034	20,475
	Mortgage Related — 3.3%
22,027	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	17,724
14,124	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	11,963
11,967	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	10,123
29,462	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	24,752
12,405	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	10,850
24,376	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	21,311
13,307	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	11,631
19,721	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	17,238
15,465	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	13,515
40,193	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	36,516
23,782	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	21,577
3,560	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	3,338
908	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	851
20,481	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	20,164
2,875	Federal National Mortgage Association, 2.000%, 9/01/2050	2,335
14,712	Federal National Mortgage Association, 2.000%, 7/01/2051	11,883
23,912	Federal National Mortgage Association, 2.000%, 8/01/2051	19,276
10,124	Federal National Mortgage Association, 2.000%, 10/01/2051	8,180
8,529	Federal National Mortgage Association, 2.000%, 11/01/2051	6,883
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$35,360	Federal National Mortgage Association, 2.000%, 3/01/2052	$28,461
26,035	Federal National Mortgage Association, 2.000%, 4/01/2052	20,955
2,479	Federal National Mortgage Association, 2.500%, 8/01/2050	2,106
15,802	Federal National Mortgage Association, 2.500%, 2/01/2051	13,386
15,426	Federal National Mortgage Association, 2.500%, 8/01/2051	13,010
9,463	Federal National Mortgage Association, 2.500%, 9/01/2051	8,024
32,565	Federal National Mortgage Association, 2.500%, 4/01/2052	27,514
22,316	Federal National Mortgage Association, 2.500%, 5/01/2052	18,855
1,481	Federal National Mortgage Association, 3.000%, 4/01/2034	1,405
534	Federal National Mortgage Association, 3.000%, 7/01/2034	507
1,351	Federal National Mortgage Association, 3.000%, 6/01/2049	1,199
4,417	Federal National Mortgage Association, 3.000%, 12/01/2049	3,913
19,876	Federal National Mortgage Association, 3.000%, 5/01/2051	17,527
16,466	Federal National Mortgage Association, 3.000%, 2/01/2052	14,404
19,086	Federal National Mortgage Association, 3.000%, 4/01/2052	16,688
18,114	Federal National Mortgage Association, 3.000%, 7/01/2052	15,833
3,436	Federal National Mortgage Association, 3.500%, 6/01/2049	3,171
1,473	Federal National Mortgage Association, 3.500%, 8/01/2049	1,358
10,956	Federal National Mortgage Association, 3.500%, 4/01/2052	9,954
38,219	Federal National Mortgage Association, 3.500%, 5/01/2052	34,725
204	Federal National Mortgage Association, 4.000%, 2/01/2049	196
331	Federal National Mortgage Association, 4.000%, 6/01/2049	316
703	Federal National Mortgage Association, 4.000%, 3/01/2050	667
7,181	Federal National Mortgage Association, 4.000%, 8/01/2052	6,733
22,492	Federal National Mortgage Association, 4.000%, 9/01/2052	21,098
23,573	Federal National Mortgage Association, 4.000%, 5/01/2053	22,092
1,083	Federal National Mortgage Association, 4.500%, 5/01/2049	1,056
11,111	Federal National Mortgage Association, 4.500%, 2/01/2053	10,706
5,597	Federal National Mortgage Association, 4.500%, 4/01/2053	5,395
23,950	Federal National Mortgage Association, 4.500%, 8/01/2053	23,063
850	Government National Mortgage Association, 3.000%, 4/20/2052	758
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$25,920	Government National Mortgage Association, 3.000%, 6/20/2052	$23,127
12,496	Government National Mortgage Association, 4.000%, 8/20/2053	11,799
14,416	Government National Mortgage Association, 5.000%, 7/20/2053	14,267
61,890	Government National Mortgage Association, 5.500%, 4/20/2053	62,086
		726,464
	Office REITs — 0.2%
29,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	28,451
13,000	Boston Properties LP, 2.750%, 10/01/2026	12,258
		40,709
	Oil Field Services — 0.1%
16,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	15,369
13,000	Schlumberger Investment SA, 4.850%, 5/15/2033	13,052
		28,421
	Other REITs — 0.1%
17,000	Prologis LP, 1.250%, 10/15/2030	13,935
	Pharmaceuticals — 0.3%
33,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	28,526
11,000	Biogen, Inc., 2.250%, 5/01/2030	9,575
23,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	21,878
9,000	Merck & Co., Inc., 1.450%, 6/24/2030	7,613
8,000	Viatris, Inc., 3.850%, 6/22/2040	6,035
		73,627
	Property & Casualty Insurance — 0.1%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,437
15,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	13,102
		18,539
	Railroads — 0.1%
32,000	CSX Corp., 2.600%, 11/01/2026	30,603
	Restaurants — 0.1%
25,000	Starbucks Corp., 2.250%, 3/12/2030	22,067
	Retail REITs — 0.1%
9,000	Realty Income Corp., 2.700%, 2/15/2032	7,698
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,739
		13,437
	Retailers — 0.2%
11,000	Amazon.com, Inc., 3.875%, 8/22/2037	9,971
29,000	TJX Cos., Inc., 1.150%, 5/15/2028	25,718
15,000	Walmart, Inc., 4.100%, 4/15/2033	14,654
		50,343
	Technology — 0.9%
24,000	Adobe, Inc., 2.300%, 2/01/2030	21,539
23,000	Apple, Inc., 2.500%, 2/09/2025	22,675
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,301
14,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	13,510
15,000	Intel Corp., 2.450%, 11/15/2029	13,466
25,000	International Business Machines Corp., 4.000%, 6/20/2042	21,027
22,000	NVIDIA Corp., 2.850%, 4/01/2030	20,393
22,000	Oracle Corp., 2.950%, 5/15/2025	21,605
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	19,387
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2035 Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$24,000	Salesforce, Inc., 1.500%, 7/15/2028	$21,487
16,000	Texas Instruments, Inc., 4.900%, 3/14/2033	16,373
		194,763
	Treasuries — 1.7%
45,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	23,110
30,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	22,476
26,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	18,897
68,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	52,737
72,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	57,831
37,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	29,062
49,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	38,302
20,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	19,902
105,000	U.S. Treasury Notes, 0.375%, 11/30/2025	99,377
		361,694
	Utility Other — 0.1%
14,000	Essential Utilities, Inc., 4.276%, 5/01/2049	11,263
	Wireless — 0.0%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,665
	Wirelines — 0.2%
10,000	AT&T, Inc., 3.650%, 6/01/2051	7,253
40,000	Verizon Communications, Inc., 2.650%, 11/20/2040	28,270
		35,523
	Total Bonds and Notes (Identified Cost $2,883,598)	2,743,047

Shares
Exchange-Traded Funds — 6.4%
17,371	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,307,866)	1,401,145

Mutual Funds — 9.9%
55,255	WCM Focused Emerging Markets Fund, Institutional Class	756,996
55,982	WCM Focused International Growth Fund, Institutional Class	1,410,179
	Total Mutual Funds (Identified Cost $2,242,229)	2,167,175

Affiliated Mutual Funds — 21.3%
102,177	Loomis Sayles Inflation Protected Securities Fund, Class N	986,009
94,114	Loomis Sayles Limited Term Government and Agency Fund, Class N	1,019,254
142,503	Mirova Global Green Bond Fund, Class N	1,234,075
110,337	Mirova International Sustainable Equity Fund, Class N	1,418,936
	Total Affiliated Mutual Funds (Identified Cost $4,897,532)	4,658,274

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$694,677	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $694,744 on 8/01/2024 collateralized by $754,300 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $709,102 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $694,677)	$694,677
	Total Investments — 100.2% (Identified Cost $20,557,133)	21,894,469
	Other assets less liabilities — (0.2)%	(36,372)
	Net Assets — 100.0%	$21,858,097

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $42,120 or 0.2% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	69.6%
Fixed Income	27.4
Short-Term Investments	3.2
Total Investments	100.2
Other assets less liabilities	(0.2)
Net Assets	100.0%
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund

Shares	Description	Value (†)
Common Stocks — 53.4% of Net Assets
	Aerospace & Defense — 1.3%
288	AAR Corp.(a)	$18,605
839	Boeing Co.(a)	159,913
237	General Electric Co.	40,337
56	L3Harris Technologies, Inc.	12,706
50	Lockheed Martin Corp.	27,096
119	Moog, Inc., Class A	23,336
18	Northrop Grumman Corp.	8,718
278	RTX Corp.	32,662
		323,373
	Air Freight & Logistics — 0.3%
360	Expeditors International of Washington, Inc.	44,935
41	FedEx Corp.	12,392
230	GXO Logistics, Inc.(a)	12,875
112	United Parcel Service, Inc., Class B	14,602
		84,804
	Automobile Components — 0.5%
54	Aptiv PLC(a)	3,747
1,017	BorgWarner, Inc.	35,910
788	Dana, Inc.	10,016
827	Magna International, Inc.	36,694
1,006	Mobileye Global, Inc., Class A(a)	21,126
231	Visteon Corp.(a)	26,690
		134,183
	Automobiles — 1.3%
2,480	General Motors Co.	109,914
940	Tesla, Inc.(a)	218,146
111	Thor Industries, Inc.	11,781
		339,841
	Banks — 3.2%
491	Ameris Bancorp	29,897
1,238	Banc of California, Inc.	17,307
2,742	Bank of America Corp.	110,530
1,849	Citigroup, Inc.	119,963
181	Citizens Financial Group, Inc.	7,723
274	East West Bancorp, Inc.	24,082
35	First Citizens BancShares, Inc., Class A	73,069
873	First Financial Bancorp	23,886
1,471	Fulton Financial Corp.	28,493
497	International Bancshares Corp.	33,518
430	JPMorgan Chase & Co.	91,504
130	PNC Financial Services Group, Inc.	23,543
230	Regions Financial Corp.	5,145
535	SouthState Corp.	52,949
1,191	Truist Financial Corp.	53,226
276	U.S. Bancorp	12,387
464	Webster Financial Corp.	23,024
1,589	Wells Fargo & Co.	94,291
		824,537
	Beverages — 0.8%
77	Boston Beer Co., Inc., Class A(a)	21,576
552	Coca-Cola Co.	36,841
260	Keurig Dr Pepper, Inc.	8,913
1,822	Monster Beverage Corp.(a)	93,742
190	PepsiCo, Inc.	32,807
		193,879
	Biotechnology — 1.4%
191	AbbVie, Inc.	35,396
Shares	Description	Value (†)
	Biotechnology — continued
321	Alnylam Pharmaceuticals, Inc.(a)	$76,225
53	Amgen, Inc.	17,621
244	BioMarin Pharmaceutical, Inc.(a)	20,576
364	CRISPR Therapeutics AG(a)	20,854
279	Gilead Sciences, Inc.	21,221
40	GRAIL, Inc.(a)	615
246	Halozyme Therapeutics, Inc.(a)	13,594
98	Incyte Corp.(a)	6,377
36	Moderna, Inc.(a)	4,292
137	Neurocrine Biosciences, Inc.(a)	19,395
81	Regeneron Pharmaceuticals, Inc.(a)	87,414
100	Sarepta Therapeutics, Inc.(a)	14,224
41	United Therapeutics Corp.(a)	12,845
16	Vertex Pharmaceuticals, Inc.(a)	7,931
		358,580
	Broadline Retail — 1.3%
292	Alibaba Group Holding Ltd., ADR	23,024
1,482	Amazon.com, Inc.(a)	277,105
564	eBay, Inc.	31,364
		331,493
	Building Products — 0.8%
62	Carlisle Cos., Inc.	25,952
134	Carrier Global Corp.	9,127
698	Fortune Brands Innovations, Inc.	56,405
49	Lennox International, Inc.	28,592
610	Masco Corp.	47,488
153	Owens Corning	28,516
150	Trex Co., Inc.(a)	12,545
		208,625
	Capital Markets — 3.0%
1,305	Bank of New York Mellon Corp.	84,916
58	BlackRock, Inc.	50,837
87	Cboe Global Markets, Inc.	15,965
1,566	Charles Schwab Corp.	102,088
118	CME Group, Inc.	22,858
90	FactSet Research Systems, Inc.	37,178
88	Goldman Sachs Group, Inc.	44,795
740	Intercontinental Exchange, Inc.	112,154
384	Janus Henderson Group PLC	14,296
131	Morgan Stanley	13,521
73	MSCI, Inc.	39,475
817	Nasdaq, Inc.	55,295
47	Northern Trust Corp.	4,167
64	S&P Global, Inc.	31,023
555	SEI Investments Co.	37,651
866	State Street Corp.	73,584
44	T. Rowe Price Group, Inc.	5,025
78	Virtus Investment Partners, Inc.	17,628
		762,456
	Chemicals — 1.0%
44	Air Products & Chemicals, Inc.	11,609
239	Celanese Corp.	33,735
1,370	Corteva, Inc.	76,857
67	DuPont de Nemours, Inc.	5,608
88	Ecolab, Inc.	20,301
215	HB Fuller Co.	18,533
154	Innospec, Inc.	20,195
74	Linde PLC	33,559
184	Minerals Technologies, Inc.	14,422
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
26	Sherwin-Williams Co.	$9,121
106	Stepan Co.	8,971
		252,911
	Commercial Services & Supplies — 0.2%
109	MSA Safety, Inc.	20,563
237	RB Global, Inc.	18,872
36	Waste Management, Inc.	7,296
		46,731
	Communications Equipment — 0.3%
254	Ciena Corp.(a)	13,396
585	Cisco Systems, Inc.	28,343
75	F5, Inc.(a)	15,273
27	Motorola Solutions, Inc.	10,771
		67,783
	Construction & Engineering — 0.2%
323	AECOM	29,267
78	Comfort Systems USA, Inc.	25,929
		55,196
	Construction Materials — 0.1%
28	Martin Marietta Materials, Inc.	16,614
70	Vulcan Materials Co.	19,215
		35,829
	Consumer Finance — 0.9%
2,425	Ally Financial, Inc.	109,149
94	American Express Co.	23,786
631	Capital One Financial Corp.	95,533
143	Synchrony Financial	7,263
		235,731
	Consumer Staples Distribution & Retail — 1.1%
213	BJ's Wholesale Club Holdings, Inc.(a)	18,735
50	Casey's General Stores, Inc.	19,392
50	Costco Wholesale Corp.	41,100
2,475	Kroger Co.	134,887
212	Sprouts Farmers Market, Inc.(a)	21,177
44	Target Corp.	6,618
698	Walmart, Inc.	47,911
		289,820
	Containers & Packaging — 0.2%
219	Crown Holdings, Inc.	19,425
353	Sonoco Products Co.	19,034
		38,459
	Distributors — 0.0%
50	Genuine Parts Co.	7,355
	Diversified Consumer Services — 0.2%
128	Grand Canyon Education, Inc.(a)	19,962
265	Service Corp. International	21,176
		41,138
	Diversified REITs — 0.1%
628	American Assets Trust, Inc.	16,655
	Diversified Telecommunication Services — 0.3%
2,005	AT&T, Inc.	38,596
562	Iridium Communications, Inc.	16,129
849	Verizon Communications, Inc.	34,402
		89,127
Shares	Description	Value (†)
	Electric Utilities — 0.5%
384	Alliant Energy Corp.	$21,374
319	Evergy, Inc.	18,502
221	Eversource Energy	14,345
166	Exelon Corp.	6,175
378	FirstEnergy Corp.	15,842
147	IDACORP, Inc.	14,369
774	PPL Corp.	23,003
206	Xcel Energy, Inc.	12,006
		125,616
	Electrical Equipment — 0.4%
91	Eaton Corp. PLC	27,736
179	Emerson Electric Co.	20,963
64	GE Vernova, Inc.(a)	11,407
332	nVent Electric PLC	24,113
119	Regal Rexnord Corp.	19,121
		103,340
	Electronic Equipment, Instruments & Components — 0.7%
168	Advanced Energy Industries, Inc.	19,550
308	Amphenol Corp., Class A	19,792
348	Avnet, Inc.	18,709
274	Cognex Corp.	13,596
193	Coherent Corp.(a)	13,448
80	Corning, Inc.	3,201
63	Fabrinet(a)	13,895
875	Knowles Corp.(a)	15,986
55	Littelfuse, Inc.	14,691
244	TE Connectivity Ltd.	37,657
19	Teledyne Technologies, Inc.(a)	8,015
20	Zebra Technologies Corp., Class A(a)	7,024
		185,564
	Energy Equipment & Services — 0.2%
475	ChampionX Corp.	16,274
992	NOV, Inc.	20,653
237	Schlumberger NV	11,445
		48,372
	Entertainment — 1.3%
82	Electronic Arts, Inc.	12,377
254	Netflix, Inc.(a)	159,601
43	Take-Two Interactive Software, Inc.(a)	6,473
1,242	Walt Disney Co.	116,363
4,834	Warner Bros. Discovery, Inc.(a)	41,814
		336,628
	Financial Services — 2.1%
429	Block, Inc.(a)	26,547
1,156	Corebridge Financial, Inc.	34,160
621	Fiserv, Inc.(a)	101,577
536	Global Payments, Inc.	54,479
33	Jack Henry & Associates, Inc.	5,659
69	Mastercard, Inc., Class A	31,996
1,193	MGIC Investment Corp.	29,634
544	PayPal Holdings, Inc.(a)	35,784
654	Visa, Inc., Class A	173,748
337	Voya Financial, Inc.	24,510
74	WEX, Inc.(a)	13,575
		531,669
	Food Products — 0.5%
175	Campbell Soup Co.	8,201
190	Darling Ingredients, Inc.(a)	7,549
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
326	General Mills, Inc.	$21,888
50	Hershey Co.	9,874
143	Ingredion, Inc.	17,785
203	Kellanova	11,804
644	Kraft Heinz Co.	22,675
134	McCormick & Co., Inc.	10,319
343	Mondelez International, Inc., Class A	23,444
		133,539
	Gas Utilities — 0.2%
110	Atmos Energy Corp.	14,067
398	New Jersey Resources Corp.	18,607
248	ONE Gas, Inc.	17,268
		49,942
	Ground Transportation — 0.4%
465	CSX Corp.	16,322
70	Norfolk Southern Corp.	17,469
102	Ryder System, Inc.	14,296
31	Saia, Inc.(a)	12,953
98	Uber Technologies, Inc.(a)	6,318
47	Union Pacific Corp.	11,596
130	XPO, Inc.(a)	14,936
		93,890
	Health Care Equipment & Supplies — 0.9%
267	Abbott Laboratories	28,286
18	Align Technology, Inc.(a)	4,174
1,015	Baxter International, Inc.	36,357
66	Becton Dickinson & Co.	15,910
83	Edwards Lifesciences Corp.(a)	5,233
125	Intuitive Surgical, Inc.(a)	55,576
182	LeMaitre Vascular, Inc.	15,814
240	Medtronic PLC	19,277
226	Merit Medical Systems, Inc.(a)	19,276
57	Penumbra, Inc.(a)	9,524
32	Stryker Corp.	10,478
		219,905
	Health Care Providers & Services — 1.5%
222	Acadia Healthcare Co., Inc.(a)	14,397
107	Cardinal Health, Inc.	10,789
1,300	Centene Corp.(a)	99,996
36	Chemed Corp.	20,526
68	Cigna Group	23,709
868	CVS Health Corp.	52,366
48	Elevance Health, Inc.	25,537
21	HCA Healthcare, Inc.	7,624
193	HealthEquity, Inc.(a)	15,147
111	Henry Schein, Inc.(a)	7,985
16	Humana, Inc.	5,786
31	Labcorp Holdings, Inc.	6,679
31	McKesson Corp.	19,128
391	Select Medical Holdings Corp.	15,546
99	UnitedHealth Group, Inc.	57,040
		382,255
	Health Care Technology — 0.4%
1,357	Doximity, Inc., Class A(a)	37,996
277	Veeva Systems, Inc., Class A(a)	53,165
		91,161
	Hotel & Resort REITs — 0.0%
240	Host Hotels & Resorts, Inc.	4,202
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.9%
440	Aramark	$15,079
3	Booking Holdings, Inc.	11,145
200	Chipotle Mexican Grill, Inc.(a)	10,864
162	Marriott Vacations Worldwide Corp.	13,702
98	McDonald's Corp.	26,009
749	Starbucks Corp.	58,385
360	Travel & Leisure Co.	16,592
47	Wingstop, Inc.	17,572
619	Yum China Holdings, Inc.	18,719
257	Yum! Brands, Inc.	34,137
		222,204
	Household Durables — 0.4%
358	KB Home	30,817
107	Meritage Homes Corp.	21,707
123	PulteGroup, Inc.	16,236
368	Taylor Morrison Home Corp.(a)	24,685
		93,445
	Household Products — 0.4%
204	Church & Dwight Co., Inc.	19,994
82	Colgate-Palmolive Co.	8,133
539	Energizer Holdings, Inc.	16,596
383	Procter & Gamble Co.	61,571
		106,294
	Independent Power & Renewable Electricity Producers — 0.1%
522	AES Corp.	9,287
867	Clearway Energy, Inc., Class A	21,354
		30,641
	Industrial Conglomerates — 0.0%
57	3M Co.	7,270
	Industrial REITs — 0.1%
101	Prologis, Inc.	12,731
506	Rexford Industrial Realty, Inc.	25,356
		38,087
	Insurance — 1.9%
46	Allstate Corp.	7,871
1,105	American International Group, Inc.	87,549
143	Arch Capital Group Ltd.(a)	13,697
90	Arthur J Gallagher & Co.	25,514
48	Assurant, Inc.	8,394
331	Assured Guaranty Ltd.	27,264
71	Chubb Ltd.	19,572
248	First American Financial Corp.	15,024
154	Hanover Insurance Group, Inc.	21,173
152	Hartford Financial Services Group, Inc.	16,860
67	Marsh & McLennan Cos., Inc.	14,912
120	Prudential Financial, Inc.	15,038
328	Reinsurance Group of America, Inc.	73,941
221	Selective Insurance Group, Inc.	19,961
113	Travelers Cos., Inc.	24,458
292	Willis Towers Watson PLC	82,426
		473,654
	Interactive Media & Services — 2.5%
986	Alphabet, Inc., Class A	169,139
1,348	Alphabet, Inc., Class C	233,406
463	Meta Platforms, Inc., Class A	219,846
420	Yelp, Inc.(a)	15,301
		637,692
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.5%
80	Accenture PLC, Class A	$26,449
226	Cognizant Technology Solutions Corp., Class A	17,104
169	International Business Machines Corp.	32,472
559	Kyndryl Holdings, Inc.(a)	15,020
706	Shopify, Inc., Class A(a)	43,207
		134,252
	Leisure Products — 0.1%
769	Mattel, Inc.(a)	14,834
176	YETI Holdings, Inc.(a)	7,278
		22,112
	Life Sciences Tools & Services — 0.9%
49	Agilent Technologies, Inc.	6,929
67	Danaher Corp.	18,564
466	Illumina, Inc.(a)	57,131
403	IQVIA Holdings, Inc.(a)	99,231
83	Repligen Corp.(a)	13,890
52	Thermo Fisher Scientific, Inc.	31,894
		227,639
	Machinery — 1.3%
108	AGCO Corp.	10,197
37	Caterpillar, Inc.	12,810
64	Chart Industries, Inc.(a)	10,309
14	Cummins, Inc.	4,085
289	Deere & Co.	107,502
88	Dover Corp.	16,215
134	Fortive Corp.	9,628
353	Graco, Inc.	30,023
30	Illinois Tool Works, Inc.	7,418
250	ITT, Inc.	35,365
149	Oshkosh Corp.	16,189
26	Parker-Hannifin Corp.	14,590
172	SPX Technologies, Inc.(a)	25,377
239	Terex Corp.	15,119
158	Toro Co.	15,125
		329,952
	Media — 0.9%
255	Charter Communications, Inc., Class A(a)	96,828
1,837	Comcast Corp., Class A	75,813
475	Interpublic Group of Cos., Inc.	15,281
302	Liberty Broadband Corp., Class C(a)	20,352
206	Omnicom Group, Inc.	20,196
		228,470
	Metals & Mining — 0.3%
331	Alcoa Corp.	10,936
813	Cleveland-Cliffs, Inc.(a)	12,480
165	Freeport-McMoRan, Inc.	7,493
217	Newmont Corp.	10,648
77	Reliance, Inc.	23,451
304	U.S. Steel Corp.	12,491
		77,499
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,501	Annaly Capital Management, Inc.	29,885
	Multi-Utilities — 0.1%
172	Consolidated Edison, Inc.	16,773
70	DTE Energy Co.	8,437
43	WEC Energy Group, Inc.	3,701
		28,911
Shares	Description	Value (†)
	Office REITs — 0.4%
885	COPT Defense Properties	$25,638
2,538	Easterly Government Properties, Inc.	35,354
746	Highwoods Properties, Inc.	23,104
537	Kilroy Realty Corp.	19,853
		103,949
	Oil, Gas & Consumable Fuels — 2.6%
1,240	Antero Midstream Corp.	17,806
573	Antero Resources Corp.(a)	16,628
2,130	APA Corp.	66,435
273	Chevron Corp.	43,808
570	CNX Resources Corp.(a)	15,088
855	ConocoPhillips	95,076
224	Devon Energy Corp.	10,535
36	Diamondback Energy, Inc.	7,283
719	EOG Resources, Inc.	91,169
623	Exxon Mobil Corp.	73,882
56	Hess Corp.	8,591
239	HF Sinclair Corp.	12,301
809	Kinder Morgan, Inc.	17,094
141	ONEOK, Inc.	11,750
377	Ovintiv, Inc.	17,508
671	Phillips 66	97,617
433	Range Resources Corp.	13,523
1,577	Southwestern Energy Co.(a)	10,172
22	Texas Pacific Land Corp.	18,588
60	Valero Energy Corp.	9,703
291	Williams Cos., Inc.	12,496
		667,053
	Passenger Airlines — 0.3%
1,738	Delta Air Lines, Inc.	74,769
	Personal Care Products — 0.3%
69	elf Beauty, Inc.(a)	11,908
27	Estee Lauder Cos., Inc., Class A	2,690
3,141	Kenvue, Inc.	58,077
		72,675
	Pharmaceuticals — 1.3%
446	Bristol-Myers Squibb Co.	21,212
41	Eli Lilly & Co.	32,975
103	Jazz Pharmaceuticals PLC(a)	11,356
401	Johnson & Johnson	63,298
348	Merck & Co., Inc.	39,369
225	Novartis AG, ADR	25,083
459	Novo Nordisk AS, ADR	60,877
927	Pfizer, Inc.	28,311
681	Roche Holding AG, ADR	27,587
108	Zoetis, Inc.	19,444
		329,512
	Professional Services — 0.6%
32	Automatic Data Processing, Inc.	8,404
222	Equifax, Inc.	62,020
292	Exponent, Inc.	30,975
196	Korn Ferry	14,449
74	Leidos Holdings, Inc.	10,686
39	Paychex, Inc.	4,993
79	Paylocity Holding Corp.(a)	11,855
		143,382
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.5%
978	CBRE Group, Inc., Class A(a)	$110,230
102	Jones Lang LaSalle, Inc.(a)	25,592
		135,822
	Residential REITs — 0.0%
51	AvalonBay Communities, Inc.	10,451
	Retail REITs — 0.3%
1,461	Brixmor Property Group, Inc.	37,212
497	NNN REIT, Inc.	22,310
47	Simon Property Group, Inc.	7,212
		66,734
	Semiconductors & Semiconductor Equipment — 3.3%
103	Advanced Micro Devices, Inc.(a)	14,881
116	Analog Devices, Inc.	26,840
59	Applied Materials, Inc.	12,520
578	ARM Holdings PLC, ADR(a)	83,330
230	Broadcom, Inc.	36,956
704	Intel Corp.	21,641
210	Lattice Semiconductor Corp.(a)	11,130
169	Micron Technology, Inc.	18,560
216	MKS Instruments, Inc.	27,194
3,756	NVIDIA Corp.	439,527
83	Onto Innovation, Inc.(a)	15,878
437	QUALCOMM, Inc.	79,075
81	Silicon Laboratories, Inc.(a)	9,731
140	Synaptics, Inc.(a)	12,225
129	Texas Instruments, Inc.	26,292
		835,780
	Software — 3.5%
27	Adobe, Inc.(a)	14,895
22	ANSYS, Inc.(a)	6,900
374	Autodesk, Inc.(a)	92,572
37	Cadence Design Systems, Inc.(a)	9,903
531	Dynatrace, Inc.(a)	23,321
19	Intuit, Inc.	12,300
95	Manhattan Associates, Inc.(a)	24,261
604	Microsoft Corp.	252,683
1,010	Oracle Corp.	140,844
24	Palo Alto Networks, Inc.(a)	7,794
54	PTC, Inc.(a)	9,604
83	Qualys, Inc.(a)	12,379
51	Roper Technologies, Inc.	27,782
599	Salesforce, Inc.	155,021
22	ServiceNow, Inc.(a)	17,917
71	SPS Commerce, Inc.(a)	15,295
23	Synopsys, Inc.(a)	12,841
23	Tyler Technologies, Inc.(a)	13,067
224	Workday, Inc., Class A(a)	50,875
		900,254
	Specialized REITs — 0.1%
26	American Tower Corp.	5,730
52	Crown Castle, Inc.	5,724
31	Digital Realty Trust, Inc.	4,634
10	Equinix, Inc.	7,903
150	Weyerhaeuser Co.	4,764
		28,755
	Specialty Retail — 0.9%
115	Abercrombie & Fitch Co., Class A(a)	16,960
49	Asbury Automotive Group, Inc.(a)	13,192
84	Burlington Stores, Inc.(a)	21,867
Shares	Description	Value (†)
	Specialty Retail — continued
76	Dick's Sporting Goods, Inc.	$16,443
75	Five Below, Inc.(a)	5,456
153	Floor & Decor Holdings, Inc., Class A(a)	14,994
103	Home Depot, Inc.	37,920
46	Lithia Motors, Inc.	12,711
63	Lowe's Cos., Inc.	15,467
61	Ross Stores, Inc.	8,737
256	TJX Cos., Inc.	28,933
158	Williams-Sonoma, Inc.	24,439
		217,119
	Technology Hardware, Storage & Peripherals — 0.7%
708	Apple, Inc.	157,233
296	Hewlett Packard Enterprise Co.	5,893
180	HP, Inc.	6,496
76	NetApp, Inc.	9,651
81	Western Digital Corp.(a)	5,431
		184,704
	Textiles, Apparel & Luxury Goods — 0.3%
92	Crocs, Inc.(a)	12,362
10	Deckers Outdoor Corp.(a)	9,226
140	PVH Corp.	14,279
37	Ralph Lauren Corp.	6,497
4,616	Under Armour, Inc., Class A(a)	32,173
		74,537
	Trading Companies & Distributors — 0.1%
64	Watsco, Inc.	31,327
	Water Utilities — 0.1%
154	American States Water Co.	12,710
40	American Water Works Co., Inc.	5,694
324	Essential Utilities, Inc.	13,171
		31,575
	Total Common Stocks (Identified Cost $11,462,584)	13,640,994

Principal Amount
Bonds and Notes — 8.4%
	Apartment REITs — 0.0%
$6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,445
	Automotive — 0.2%
24,000	Cummins, Inc., 5.150%, 2/20/2034	24,597
20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,698
5,000	Lear Corp., 4.250%, 5/15/2029	4,858
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,604
		59,757
	Banking — 0.9%
12,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	11,574
22,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	21,119
21,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	19,663
19,000	Citigroup, Inc., 4.600%, 3/09/2026	18,862
16,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	15,814
21,000	KeyCorp, MTN, 2.550%, 10/01/2029	18,371
12,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	11,500
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$10,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$9,353
9,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	8,846
22,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	21,051
25,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	24,858
15,000	State Street Corp., 2.400%, 1/24/2030	13,518
12,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	10,164
26,000	Westpac Banking Corp., 2.350%, 2/19/2025	25,602
		230,295
	Brokerage — 0.1%
23,000	BlackRock, Inc., 2.400%, 4/30/2030	20,465
22,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	14,829
		35,294
	Building Materials — 0.2%
17,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	15,812
25,000	Owens Corning, 3.950%, 8/15/2029	23,998
		39,810
	Chemicals — 0.1%
25,000	Ecolab, Inc., 2.125%, 2/01/2032	21,108
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,582
		26,690
	Consumer Products — 0.0%
14,000	Procter & Gamble Co., 3.000%, 3/25/2030	13,140
	Diversified Manufacturing — 0.1%
21,000	Eaton Corp., 4.150%, 3/15/2033	20,134
9,000	Emerson Electric Co., 2.000%, 12/21/2028	8,146
		28,280
	Electric — 0.4%
13,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	11,830
23,000	Entergy Corp., 0.900%, 9/15/2025	21,985
11,000	Exelon Corp., 4.050%, 4/15/2030	10,587
22,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	19,169
9,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	8,710
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,214
19,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	18,544
		94,039
	Environmental — 0.1%
12,000	Republic Services, Inc., 1.450%, 2/15/2031	9,796
9,000	Waste Management, Inc., 2.950%, 6/01/2041	6,712
		16,508
	Finance Companies — 0.1%
12,000	Ares Capital Corp., 3.250%, 7/15/2025	11,735
13,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	11,990
		23,725
	Food & Beverage — 0.3%
22,000	Coca-Cola Co., 1.450%, 6/01/2027	20,332
21,000	General Mills, Inc., 4.000%, 4/17/2025	20,806
10,000	Mondelez International, Inc., 2.750%, 4/13/2030	9,053
20,000	PepsiCo, Inc., 2.750%, 3/19/2030	18,312
		68,503
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.2%
$11,000	Equinor ASA, 3.625%, 4/06/2040	$9,127
29,000	Federal National Mortgage Association, 6.625%, 11/15/2030	33,025
		42,152
	Health Care REITs — 0.0%
12,000	Welltower OP LLC, 2.800%, 6/01/2031	10,518
	Health Insurance — 0.1%
17,000	Elevance Health, Inc., 4.101%, 3/01/2028	16,674
13,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	13,904
		30,578
	Healthcare — 0.2%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	9,864
10,000	CVS Health Corp., 4.300%, 3/25/2028	9,804
8,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	7,925
11,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	10,655
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,103
		47,351
	Integrated Energy — 0.1%
22,000	Exxon Mobil Corp., 2.992%, 3/19/2025	21,707
14,000	Shell International Finance BV, 6.375%, 12/15/2038	15,870
		37,577
	Life Insurance — 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,219
14,000	Manulife Financial Corp., 3.703%, 3/16/2032	12,998
14,000	MetLife, Inc., 5.375%, 7/15/2033	14,435
		31,652
	Media Entertainment — 0.1%
14,000	Netflix, Inc., 3.625%, 6/15/2025(b)	13,809
	Metals & Mining — 0.0%
11,000	Nucor Corp., 3.125%, 4/01/2032	9,775
	Midstream — 0.1%
15,000	Enbridge, Inc., 5.625%, 4/05/2034	15,356
	Mortgage Related — 2.2%
39,649	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	31,904
7,477	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	6,333
20,515	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	17,353
10,713	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	9,001
18,032	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	15,150
261	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	232
9,924	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	8,680
15,671	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	13,700
19,517	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	17,059
11,654	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	10,186
22,691	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	19,814
22,718	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	20,639
15,052	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	13,668
19,209	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	17,427
1,780	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,669
5,447	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	5,104
16,580	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	16,324
1,437	Federal National Mortgage Association, 2.000%, 9/01/2050	1,168
4,904	Federal National Mortgage Association, 2.000%, 7/01/2051	3,961
16,491	Federal National Mortgage Association, 2.000%, 8/01/2051	13,294
2,531	Federal National Mortgage Association, 2.000%, 10/01/2051	2,045
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$22,100	Federal National Mortgage Association, 2.000%, 3/01/2052	$17,788
17,955	Federal National Mortgage Association, 2.000%, 4/01/2052	14,452
1,240	Federal National Mortgage Association, 2.500%, 8/01/2050	1,053
7,901	Federal National Mortgage Association, 2.500%, 2/01/2051	6,693
9,256	Federal National Mortgage Association, 2.500%, 8/01/2051	7,806
4,731	Federal National Mortgage Association, 2.500%, 9/01/2051	4,012
41,036	Federal National Mortgage Association, 2.500%, 2/01/2052	34,715
22,003	Federal National Mortgage Association, 2.500%, 4/01/2052	18,591
888	Federal National Mortgage Association, 3.000%, 4/01/2034	843
1,893	Federal National Mortgage Association, 3.000%, 12/01/2049	1,677
2,148	Federal National Mortgage Association, 3.000%, 5/01/2050	1,908
9,938	Federal National Mortgage Association, 3.000%, 5/01/2051	8,764
10,411	Federal National Mortgage Association, 3.000%, 4/01/2052	9,103
15,397	Federal National Mortgage Association, 3.000%, 7/01/2052	13,458
279	Federal National Mortgage Association, 3.500%, 4/01/2049	257
1,433	Federal National Mortgage Association, 3.500%, 6/01/2049	1,322
491	Federal National Mortgage Association, 3.500%, 8/01/2049	453
6,742	Federal National Mortgage Association, 3.500%, 4/01/2052	6,125
23,453	Federal National Mortgage Association, 3.500%, 5/01/2052	21,309
110	Federal National Mortgage Association, 4.000%, 6/01/2049	105
351	Federal National Mortgage Association, 4.000%, 3/01/2050	333
7,181	Federal National Mortgage Association, 4.000%, 8/01/2052	6,733
13,495	Federal National Mortgage Association, 4.000%, 9/01/2052	12,659
16,973	Federal National Mortgage Association, 4.000%, 5/01/2053	15,906
406	Federal National Mortgage Association, 4.500%, 5/01/2049	396
106	Federal National Mortgage Association, 4.500%, 6/01/2049	103
9,260	Federal National Mortgage Association, 4.500%, 2/01/2053	8,921
4,664	Federal National Mortgage Association, 4.500%, 4/01/2053	4,496
19,160	Federal National Mortgage Association, 4.500%, 8/01/2053	18,450
20,736	Government National Mortgage Association, 3.000%, 6/20/2052	18,502
9,612	Government National Mortgage Association, 4.000%, 8/20/2053	9,076
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$10,572	Government National Mortgage Association, 5.000%, 7/20/2053	$10,463
48,238	Government National Mortgage Association, 5.500%, 4/20/2053	48,391
		569,574
	Office REITs — 0.1%
23,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	22,565
9,000	Boston Properties LP, 2.750%, 10/01/2026	8,486
		31,051
	Oil Field Services — 0.1%
11,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	10,566
10,000	Schlumberger Investment SA, 4.850%, 5/15/2033	10,040
		20,606
	Other REITs — 0.0%
14,000	Prologis LP, 1.250%, 10/15/2030	11,476
	Pharmaceuticals — 0.2%
24,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	20,747
8,000	Biogen, Inc., 2.250%, 5/01/2030	6,964
14,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	13,317
10,000	Merck & Co., Inc., 1.450%, 6/24/2030	8,459
17,000	Viatris, Inc., 3.850%, 6/22/2040	12,823
		62,310
	Property & Casualty Insurance — 0.1%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,624
15,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	13,102
		16,726
	Railroads — 0.1%
23,000	CSX Corp., 2.600%, 11/01/2026	21,996
	Restaurants — 0.1%
18,000	Starbucks Corp., 2.250%, 3/12/2030	15,888
	Retail REITs — 0.1%
7,000	Realty Income Corp., 2.700%, 2/15/2032	5,987
8,000	Realty Income Corp., 3.400%, 1/15/2028	7,652
		13,639
	Retailers — 0.2%
13,000	Amazon.com, Inc., 3.875%, 8/22/2037	11,784
25,000	TJX Cos., Inc., 1.150%, 5/15/2028	22,171
8,000	Walmart, Inc., 4.100%, 4/15/2033	7,815
		41,770
	Technology — 0.6%
19,000	Adobe, Inc., 2.300%, 2/01/2030	17,052
17,000	Apple, Inc., 2.500%, 2/09/2025	16,760
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,301
14,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	13,510
12,000	Intel Corp., 2.450%, 11/15/2029	10,773
17,000	International Business Machines Corp., 4.000%, 6/20/2042	14,298
10,000	NVIDIA Corp., 2.850%, 4/01/2030	9,269
17,000	Oracle Corp., 2.950%, 5/15/2025	16,695
22,000	QUALCOMM, Inc., 1.650%, 5/20/2032	17,771
19,000	Salesforce, Inc., 1.500%, 7/15/2028	17,011
11,000	Texas Instruments, Inc., 4.900%, 3/14/2033	11,256
		147,696
	Treasuries — 1.1%
35,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	17,974
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2040 Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$22,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	$16,482
20,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	14,536
53,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	41,104
56,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	44,979
29,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	22,779
38,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	29,704
17,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	16,917
82,000	U.S. Treasury Notes, 0.375%, 11/30/2025	77,609
		282,084
	Utility Other — 0.0%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,241
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,498
	Wirelines — 0.1%
7,000	AT&T, Inc., 3.650%, 6/01/2051	5,078
30,000	Verizon Communications, Inc., 2.650%, 11/20/2040	21,202
		26,280
	Total Bonds and Notes (Identified Cost $2,217,977)	2,155,089

Shares
Exchange-Traded Funds — 6.9%
21,903	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,637,681)	1,766,696

Mutual Funds — 10.7%
71,186	WCM Focused Emerging Markets Fund, Institutional Class	975,248
69,438	WCM Focused International Growth Fund, Institutional Class	1,749,149
	Total Mutual Funds (Identified Cost $2,764,358)	2,724,397

Affiliated Mutual Funds — 17.4%
93,754	Loomis Sayles Inflation Protected Securities Fund, Class N	904,726
66,601	Loomis Sayles Limited Term Government and Agency Fund, Class N	721,290
120,578	Mirova Global Green Bond Fund, Class N	1,044,201
137,588	Mirova International Sustainable Equity Fund, Class N	1,769,381
	Total Affiliated Mutual Funds (Identified Cost $4,532,344)	4,439,598

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$843,045	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $843,127 on 8/01/2024 collateralized by $787,200 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $740,109; $119,400 U.S. Treasury Note, 4.000% due 2/15/2026 valued at $120,744 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $843,045)	$843,045
	Total Investments — 100.1% (Identified Cost $23,457,989)	25,569,819
	Other assets less liabilities — (0.1)%	(31,182)
	Net Assets — 100.0%	$25,538,637

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $42,120 or 0.2% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	77.9%
Fixed Income	18.9
Short-Term Investments	3.3
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund

Shares	Description	Value (†)
Common Stocks — 53.5% of Net Assets
	Aerospace & Defense — 1.3%
281	AAR Corp.(a)	$18,153
848	Boeing Co.(a)	161,629
232	General Electric Co.	39,486
55	L3Harris Technologies, Inc.	12,479
47	Lockheed Martin Corp.	25,470
116	Moog, Inc., Class A	22,748
18	Northrop Grumman Corp.	8,718
272	RTX Corp.	31,957
		320,640
	Air Freight & Logistics — 0.3%
359	Expeditors International of Washington, Inc.	44,810
39	FedEx Corp.	11,788
224	GXO Logistics, Inc.(a)	12,539
107	United Parcel Service, Inc., Class B	13,950
		83,087
	Automobile Components — 0.5%
53	Aptiv PLC(a)	3,677
982	BorgWarner, Inc.	34,674
756	Dana, Inc.	9,609
794	Magna International, Inc.	35,230
1,009	Mobileye Global, Inc., Class A(a)	21,189
222	Visteon Corp.(a)	25,650
		130,029
	Automobiles — 1.3%
2,409	General Motors Co.	106,767
906	Tesla, Inc.(a)	210,255
105	Thor Industries, Inc.	11,145
		328,167
	Banks — 3.2%
470	Ameris Bancorp	28,618
1,198	Banc of California, Inc.	16,748
2,667	Bank of America Corp.	107,507
1,800	Citigroup, Inc.	116,784
176	Citizens Financial Group, Inc.	7,510
270	East West Bancorp, Inc.	23,730
34	First Citizens BancShares, Inc., Class A	70,982
859	First Financial Bancorp	23,502
1,410	Fulton Financial Corp.	27,312
477	International Bancshares Corp.	32,169
420	JPMorgan Chase & Co.	89,376
127	PNC Financial Services Group, Inc.	23,000
229	Regions Financial Corp.	5,123
518	SouthState Corp.	51,266
1,157	Truist Financial Corp.	51,706
273	U.S. Bancorp	12,252
453	Webster Financial Corp.	22,478
1,543	Wells Fargo & Co.	91,562
		801,625
	Beverages — 0.8%
77	Boston Beer Co., Inc., Class A(a)	21,576
544	Coca-Cola Co.	36,307
246	Keurig Dr Pepper, Inc.	8,433
1,844	Monster Beverage Corp.(a)	94,874
184	PepsiCo, Inc.	31,771
		192,961
	Biotechnology — 1.4%
189	AbbVie, Inc.	35,025
Shares	Description	Value (†)
	Biotechnology — continued
325	Alnylam Pharmaceuticals, Inc.(a)	$77,174
51	Amgen, Inc.	16,956
234	BioMarin Pharmaceutical, Inc.(a)	19,733
368	CRISPR Therapeutics AG(a)	21,083
264	Gilead Sciences, Inc.	20,080
40	GRAIL, Inc.(a)	615
230	Halozyme Therapeutics, Inc.(a)	12,710
93	Incyte Corp.(a)	6,051
35	Moderna, Inc.(a)	4,173
135	Neurocrine Biosciences, Inc.(a)	19,112
82	Regeneron Pharmaceuticals, Inc.(a)	88,494
96	Sarepta Therapeutics, Inc.(a)	13,655
40	United Therapeutics Corp.(a)	12,532
15	Vertex Pharmaceuticals, Inc.(a)	7,436
		354,829
	Broadline Retail — 1.3%
296	Alibaba Group Holding Ltd., ADR	23,340
1,431	Amazon.com, Inc.(a)	267,568
548	eBay, Inc.	30,474
		321,382
	Building Products — 0.8%
60	Carlisle Cos., Inc.	25,115
134	Carrier Global Corp.	9,127
677	Fortune Brands Innovations, Inc.	54,708
47	Lennox International, Inc.	27,425
585	Masco Corp.	45,542
146	Owens Corning	27,211
149	Trex Co., Inc.(a)	12,461
		201,589
	Capital Markets — 3.0%
1,282	Bank of New York Mellon Corp.	83,420
57	BlackRock, Inc.	49,960
87	Cboe Global Markets, Inc.	15,965
1,520	Charles Schwab Corp.	99,089
117	CME Group, Inc.	22,664
90	FactSet Research Systems, Inc.	37,178
85	Goldman Sachs Group, Inc.	43,268
723	Intercontinental Exchange, Inc.	109,578
383	Janus Henderson Group PLC	14,259
128	Morgan Stanley	13,211
74	MSCI, Inc.	40,016
793	Nasdaq, Inc.	53,670
45	Northern Trust Corp.	3,989
61	S&P Global, Inc.	29,569
562	SEI Investments Co.	38,126
840	State Street Corp.	71,375
41	T. Rowe Price Group, Inc.	4,683
74	Virtus Investment Partners, Inc.	16,724
		746,744
	Chemicals — 1.0%
43	Air Products & Chemicals, Inc.	11,346
231	Celanese Corp.	32,606
1,327	Corteva, Inc.	74,445
62	DuPont de Nemours, Inc.	5,189
86	Ecolab, Inc.	19,839
210	HB Fuller Co.	18,102
147	Innospec, Inc.	19,278
72	Linde PLC	32,652
175	Minerals Technologies, Inc.	13,716
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
26	Sherwin-Williams Co.	$9,121
99	Stepan Co.	8,378
		244,672
	Commercial Services & Supplies — 0.2%
106	MSA Safety, Inc.	19,997
227	RB Global, Inc.	18,076
36	Waste Management, Inc.	7,296
		45,369
	Communications Equipment — 0.3%
253	Ciena Corp.(a)	13,343
579	Cisco Systems, Inc.	28,053
72	F5, Inc.(a)	14,662
27	Motorola Solutions, Inc.	10,771
		66,829
	Construction & Engineering — 0.2%
307	AECOM	27,817
75	Comfort Systems USA, Inc.	24,932
		52,749
	Construction Materials — 0.1%
27	Martin Marietta Materials, Inc.	16,020
68	Vulcan Materials Co.	18,667
		34,687
	Consumer Finance — 0.9%
2,344	Ally Financial, Inc.	105,503
90	American Express Co.	22,774
613	Capital One Financial Corp.	92,808
145	Synchrony Financial	7,365
		228,450
	Consumer Staples Distribution & Retail — 1.1%
211	BJ's Wholesale Club Holdings, Inc.(a)	18,560
48	Casey's General Stores, Inc.	18,616
49	Costco Wholesale Corp.	40,278
2,410	Kroger Co.	131,345
206	Sprouts Farmers Market, Inc.(a)	20,577
44	Target Corp.	6,618
682	Walmart, Inc.	46,813
		282,807
	Containers & Packaging — 0.2%
215	Crown Holdings, Inc.	19,071
344	Sonoco Products Co.	18,548
		37,619
	Distributors — 0.0%
50	Genuine Parts Co.	7,355
	Diversified Consumer Services — 0.2%
126	Grand Canyon Education, Inc.(a)	19,650
261	Service Corp. International	20,856
		40,506
	Diversified REITs — 0.1%
613	American Assets Trust, Inc.	16,257
	Diversified Telecommunication Services — 0.4%
1,964	AT&T, Inc.	37,807
534	Iridium Communications, Inc.	15,326
841	Verizon Communications, Inc.	34,077
		87,210
Shares	Description	Value (†)
	Electric Utilities — 0.5%
375	Alliant Energy Corp.	$20,873
308	Evergy, Inc.	17,864
222	Eversource Energy	14,410
162	Exelon Corp.	6,026
371	FirstEnergy Corp.	15,549
140	IDACORP, Inc.	13,685
759	PPL Corp.	22,557
204	Xcel Energy, Inc.	11,889
		122,853
	Electrical Equipment — 0.4%
91	Eaton Corp. PLC	27,736
180	Emerson Electric Co.	21,080
64	GE Vernova, Inc.(a)	11,407
318	nVent Electric PLC	23,096
117	Regal Rexnord Corp.	18,800
		102,119
	Electronic Equipment, Instruments & Components — 0.7%
164	Advanced Energy Industries, Inc.	19,085
290	Amphenol Corp., Class A	18,635
342	Avnet, Inc.	18,386
266	Cognex Corp.	13,199
184	Coherent Corp.(a)	12,821
83	Corning, Inc.	3,321
60	Fabrinet(a)	13,233
870	Knowles Corp.(a)	15,895
53	Littelfuse, Inc.	14,157
239	TE Connectivity Ltd.	36,885
19	Teledyne Technologies, Inc.(a)	8,015
19	Zebra Technologies Corp., Class A(a)	6,673
		180,305
	Energy Equipment & Services — 0.2%
444	ChampionX Corp.	15,211
986	NOV, Inc.	20,529
231	Schlumberger NV	11,155
		46,895
	Entertainment — 1.3%
84	Electronic Arts, Inc.	12,679
247	Netflix, Inc.(a)	155,202
40	Take-Two Interactive Software, Inc.(a)	6,021
1,240	Walt Disney Co.	116,176
4,748	Warner Bros. Discovery, Inc.(a)	41,070
		331,148
	Financial Services — 2.1%
432	Block, Inc.(a)	26,732
1,139	Corebridge Financial, Inc.	33,657
598	Fiserv, Inc.(a)	97,815
520	Global Payments, Inc.	52,853
31	Jack Henry & Associates, Inc.	5,316
68	Mastercard, Inc., Class A	31,532
1,134	MGIC Investment Corp.	28,169
545	PayPal Holdings, Inc.(a)	35,850
653	Visa, Inc., Class A	173,482
326	Voya Financial, Inc.	23,710
73	WEX, Inc.(a)	13,392
		522,508
	Food Products — 0.5%
176	Campbell Soup Co.	8,247
188	Darling Ingredients, Inc.(a)	7,469
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
314	General Mills, Inc.	$21,082
47	Hershey Co.	9,282
142	Ingredion, Inc.	17,660
199	Kellanova	11,572
629	Kraft Heinz Co.	22,147
127	McCormick & Co., Inc.	9,780
336	Mondelez International, Inc., Class A	22,966
		130,205
	Gas Utilities — 0.2%
111	Atmos Energy Corp.	14,195
392	New Jersey Resources Corp.	18,326
243	ONE Gas, Inc.	16,920
		49,441
	Ground Transportation — 0.4%
452	CSX Corp.	15,865
67	Norfolk Southern Corp.	16,721
102	Ryder System, Inc.	14,296
31	Saia, Inc.(a)	12,953
94	Uber Technologies, Inc.(a)	6,060
46	Union Pacific Corp.	11,350
127	XPO, Inc.(a)	14,591
		91,836
	Health Care Equipment & Supplies — 0.9%
259	Abbott Laboratories	27,438
19	Align Technology, Inc.(a)	4,406
975	Baxter International, Inc.	34,924
64	Becton Dickinson & Co.	15,428
81	Edwards Lifesciences Corp.(a)	5,107
126	Intuitive Surgical, Inc.(a)	56,021
181	LeMaitre Vascular, Inc.	15,727
230	Medtronic PLC	18,474
224	Merit Medical Systems, Inc.(a)	19,105
55	Penumbra, Inc.(a)	9,190
32	Stryker Corp.	10,478
		216,298
	Health Care Providers & Services — 1.5%
211	Acadia Healthcare Co., Inc.(a)	13,683
108	Cardinal Health, Inc.	10,890
1,259	Centene Corp.(a)	96,842
35	Chemed Corp.	19,956
64	Cigna Group	22,315
844	CVS Health Corp.	50,919
47	Elevance Health, Inc.	25,005
20	HCA Healthcare, Inc.	7,261
192	HealthEquity, Inc.(a)	15,068
99	Henry Schein, Inc.(a)	7,122
15	Humana, Inc.	5,424
28	Labcorp Holdings, Inc.	6,032
31	McKesson Corp.	19,128
369	Select Medical Holdings Corp.	14,671
98	UnitedHealth Group, Inc.	56,464
		370,780
	Health Care Technology — 0.4%
1,372	Doximity, Inc., Class A(a)	38,416
280	Veeva Systems, Inc., Class A(a)	53,740
		92,156
	Hotel & Resort REITs — 0.0%
237	Host Hotels & Resorts, Inc.	4,150
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.9%
418	Aramark	$14,325
4	Booking Holdings, Inc.	14,860
190	Chipotle Mexican Grill, Inc.(a)	10,321
154	Marriott Vacations Worldwide Corp.	13,025
97	McDonald's Corp.	25,744
750	Starbucks Corp.	58,463
355	Travel & Leisure Co.	16,362
58	Wingstop, Inc.	21,685
608	Yum China Holdings, Inc.	18,386
257	Yum! Brands, Inc.	34,137
		227,308
	Household Durables — 0.4%
344	KB Home	29,612
104	Meritage Homes Corp.	21,098
116	PulteGroup, Inc.	15,312
350	Taylor Morrison Home Corp.(a)	23,478
		89,500
	Household Products — 0.4%
200	Church & Dwight Co., Inc.	19,602
80	Colgate-Palmolive Co.	7,935
522	Energizer Holdings, Inc.	16,073
375	Procter & Gamble Co.	60,285
		103,895
	Independent Power & Renewable Electricity Producers — 0.1%
502	AES Corp.	8,931
845	Clearway Energy, Inc., Class A	20,812
		29,743
	Industrial Conglomerates — 0.0%
56	3M Co.	7,143
	Industrial REITs — 0.1%
102	Prologis, Inc.	12,857
485	Rexford Industrial Realty, Inc.	24,303
		37,160
	Insurance — 1.8%
46	Allstate Corp.	7,872
1,073	American International Group, Inc.	85,014
143	Arch Capital Group Ltd.(a)	13,697
87	Arthur J Gallagher & Co.	24,664
46	Assurant, Inc.	8,044
323	Assured Guaranty Ltd.	26,605
70	Chubb Ltd.	19,296
241	First American Financial Corp.	14,600
148	Hanover Insurance Group, Inc.	20,349
151	Hartford Financial Services Group, Inc.	16,749
65	Marsh & McLennan Cos., Inc.	14,467
117	Prudential Financial, Inc.	14,662
317	Reinsurance Group of America, Inc.	71,461
214	Selective Insurance Group, Inc.	19,328
112	Travelers Cos., Inc.	24,241
285	Willis Towers Watson PLC	80,450
		461,499
	Interactive Media & Services — 2.5%
856	Alphabet, Inc., Class A	146,838
1,423	Alphabet, Inc., Class C	246,393
446	Meta Platforms, Inc., Class A	211,774
407	Yelp, Inc.(a)	14,827
		619,832
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.5%
78	Accenture PLC, Class A	$25,788
218	Cognizant Technology Solutions Corp., Class A	16,498
167	International Business Machines Corp.	32,087
533	Kyndryl Holdings, Inc.(a)	14,322
714	Shopify, Inc., Class A(a)	43,697
		132,392
	Leisure Products — 0.1%
730	Mattel, Inc.(a)	14,082
177	YETI Holdings, Inc.(a)	7,319
		21,401
	Life Sciences Tools & Services — 0.9%
48	Agilent Technologies, Inc.	6,787
65	Danaher Corp.	18,010
465	Illumina, Inc.(a)	57,009
395	IQVIA Holdings, Inc.(a)	97,261
77	Repligen Corp.(a)	12,886
51	Thermo Fisher Scientific, Inc.	31,281
		223,234
	Machinery — 1.3%
109	AGCO Corp.	10,292
36	Caterpillar, Inc.	12,463
63	Chart Industries, Inc.(a)	10,148
14	Cummins, Inc.	4,085
283	Deere & Co.	105,270
88	Dover Corp.	16,215
130	Fortive Corp.	9,341
338	Graco, Inc.	28,747
29	Illinois Tool Works, Inc.	7,171
242	ITT, Inc.	34,233
145	Oshkosh Corp.	15,754
25	Parker-Hannifin Corp.	14,029
134	SPX Technologies, Inc.(a)	19,771
232	Terex Corp.	14,676
154	Toro Co.	14,743
		316,938
	Media — 0.9%
245	Charter Communications, Inc., Class A(a)	93,031
1,784	Comcast Corp., Class A	73,626
465	Interpublic Group of Cos., Inc.	14,959
296	Liberty Broadband Corp., Class C(a)	19,948
202	Omnicom Group, Inc.	19,804
		221,368
	Metals & Mining — 0.3%
320	Alcoa Corp.	10,573
790	Cleveland-Cliffs, Inc.(a)	12,127
162	Freeport-McMoRan, Inc.	7,356
212	Newmont Corp.	10,403
74	Reliance, Inc.	22,537
300	U.S. Steel Corp.	12,327
		75,323
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,439	Annaly Capital Management, Inc.	28,650
	Multi-Utilities — 0.1%
168	Consolidated Edison, Inc.	16,383
66	DTE Energy Co.	7,955
43	WEC Energy Group, Inc.	3,701
		28,039
Shares	Description	Value (†)
	Office REITs — 0.4%
856	COPT Defense Properties	$24,798
2,074	Easterly Government Properties, Inc.	28,891
734	Highwoods Properties, Inc.	22,732
529	Kilroy Realty Corp.	19,557
		95,978
	Oil, Gas & Consumable Fuels — 2.6%
1,200	Antero Midstream Corp.	17,232
550	Antero Resources Corp.(a)	15,961
2,046	APA Corp.	63,815
267	Chevron Corp.	42,845
542	CNX Resources Corp.(a)	14,347
831	ConocoPhillips	92,407
222	Devon Energy Corp.	10,441
35	Diamondback Energy, Inc.	7,081
698	EOG Resources, Inc.	88,506
614	Exxon Mobil Corp.	72,814
54	Hess Corp.	8,285
237	HF Sinclair Corp.	12,198
792	Kinder Morgan, Inc.	16,735
139	ONEOK, Inc.	11,583
374	Ovintiv, Inc.	17,369
651	Phillips 66	94,707
405	Range Resources Corp.	12,648
1,533	Southwestern Energy Co.(a)	9,888
21	Texas Pacific Land Corp.	17,743
58	Valero Energy Corp.	9,380
285	Williams Cos., Inc.	12,238
		648,223
	Passenger Airlines — 0.3%
1,695	Delta Air Lines, Inc.	72,919
	Personal Care Products — 0.3%
68	elf Beauty, Inc.(a)	11,735
26	Estee Lauder Cos., Inc., Class A	2,590
3,047	Kenvue, Inc.	56,339
		70,664
	Pharmaceuticals — 1.3%
440	Bristol-Myers Squibb Co.	20,927
40	Eli Lilly & Co.	32,171
103	Jazz Pharmaceuticals PLC(a)	11,356
398	Johnson & Johnson	62,824
340	Merck & Co., Inc.	38,464
228	Novartis AG, ADR	25,418
465	Novo Nordisk AS, ADR	61,673
908	Pfizer, Inc.	27,730
689	Roche Holding AG, ADR	27,911
106	Zoetis, Inc.	19,084
		327,558
	Professional Services — 0.6%
31	Automatic Data Processing, Inc.	8,141
216	Equifax, Inc.	60,344
285	Exponent, Inc.	30,233
194	Korn Ferry	14,302
72	Leidos Holdings, Inc.	10,397
40	Paychex, Inc.	5,121
78	Paylocity Holding Corp.(a)	11,705
		140,243
See accompanying notes to financial statements.
| 52

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.5%
952	CBRE Group, Inc., Class A(a)	$107,300
98	Jones Lang LaSalle, Inc.(a)	24,588
		131,888
	Residential REITs — 0.0%
51	AvalonBay Communities, Inc.	10,451
	Retail REITs — 0.3%
1,426	Brixmor Property Group, Inc.	36,320
481	NNN REIT, Inc.	21,592
45	Simon Property Group, Inc.	6,905
		64,817
	Semiconductors & Semiconductor Equipment — 3.3%
99	Advanced Micro Devices, Inc.(a)	14,303
115	Analog Devices, Inc.	26,609
57	Applied Materials, Inc.	12,095
585	ARM Holdings PLC, ADR(a)	84,339
220	Broadcom, Inc.	35,350
674	Intel Corp.	20,719
204	Lattice Semiconductor Corp.(a)	10,812
165	Micron Technology, Inc.	18,120
211	MKS Instruments, Inc.	26,565
3,633	NVIDIA Corp.	425,134
83	Onto Innovation, Inc.(a)	15,878
440	QUALCOMM, Inc.	79,618
76	Silicon Laboratories, Inc.(a)	9,130
134	Synaptics, Inc.(a)	11,701
129	Texas Instruments, Inc.	26,291
		816,664
	Software — 3.6%
26	Adobe, Inc.(a)	14,343
20	ANSYS, Inc.(a)	6,273
376	Autodesk, Inc.(a)	93,067
37	Cadence Design Systems, Inc.(a)	9,903
511	Dynatrace, Inc.(a)	22,443
18	Intuit, Inc.	11,652
93	Manhattan Associates, Inc.(a)	23,750
599	Microsoft Corp.	250,592
1,022	Oracle Corp.	142,518
24	Palo Alto Networks, Inc.(a)	7,794
54	PTC, Inc.(a)	9,604
80	Qualys, Inc.(a)	11,931
51	Roper Technologies, Inc.	27,782
594	Salesforce, Inc.	153,727
22	ServiceNow, Inc.(a)	17,917
68	SPS Commerce, Inc.(a)	14,649
22	Synopsys, Inc.(a)	12,283
23	Tyler Technologies, Inc.(a)	13,067
227	Workday, Inc., Class A(a)	51,556
		894,851
	Specialized REITs — 0.1%
26	American Tower Corp.	5,730
51	Crown Castle, Inc.	5,614
29	Digital Realty Trust, Inc.	4,335
10	Equinix, Inc.	7,903
144	Weyerhaeuser Co.	4,574
		28,156
	Specialty Retail — 0.9%
112	Abercrombie & Fitch Co., Class A(a)	16,518
46	Asbury Automotive Group, Inc.(a)	12,384
84	Burlington Stores, Inc.(a)	21,867
Shares	Description	Value (†)
	Specialty Retail — continued
72	Dick's Sporting Goods, Inc.	$15,577
74	Five Below, Inc.(a)	5,383
148	Floor & Decor Holdings, Inc., Class A(a)	14,504
102	Home Depot, Inc.	37,552
45	Lithia Motors, Inc.	12,435
61	Lowe's Cos., Inc.	14,976
60	Ross Stores, Inc.	8,594
256	TJX Cos., Inc.	28,933
152	Williams-Sonoma, Inc.	23,511
		212,234
	Technology Hardware, Storage & Peripherals — 0.7%
693	Apple, Inc.	153,901
293	Hewlett Packard Enterprise Co.	5,834
172	HP, Inc.	6,207
74	NetApp, Inc.	9,397
80	Western Digital Corp.(a)	5,364
		180,703
	Textiles, Apparel & Luxury Goods — 0.3%
87	Crocs, Inc.(a)	11,690
10	Deckers Outdoor Corp.(a)	9,226
133	PVH Corp.	13,565
36	Ralph Lauren Corp.	6,321
4,476	Under Armour, Inc., Class A(a)	31,198
		72,000
	Trading Companies & Distributors — 0.1%
62	Watsco, Inc.	30,348
	Water Utilities — 0.1%
148	American States Water Co.	12,214
39	American Water Works Co., Inc.	5,552
321	Essential Utilities, Inc.	13,049
		30,815
	Total Common Stocks (Identified Cost $11,233,213)	13,338,194

Principal Amount
Bonds and Notes — 4.3%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,815
	Automotive — 0.1%
10,000	Cummins, Inc., 5.150%, 2/20/2034	10,248
16,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	15,759
5,000	Lear Corp., 4.250%, 5/15/2029	4,858
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,418
		35,283
	Banking — 0.4%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,752
13,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	12,480
10,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,363
8,000	Citigroup, Inc., 4.600%, 3/09/2026	7,942
8,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	7,907
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,748
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,833
See accompanying notes to financial statements.
53 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$5,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$4,677
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,914
11,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	10,526
10,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	9,943
6,000	State Street Corp., 2.400%, 1/24/2030	5,407
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,235
9,000	Westpac Banking Corp., 2.350%, 2/19/2025	8,862
		105,589
	Brokerage — 0.1%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	8,898
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,740
		15,638
	Building Materials — 0.1%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,581
13,000	Owens Corning, 3.950%, 8/15/2029	12,479
		18,060
	Chemicals — 0.0%
10,000	Ecolab, Inc., 2.125%, 2/01/2032	8,443
1,000	LYB International Finance BV, 5.250%, 7/15/2043	931
		9,374
	Consumer Products — 0.0%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,570
	Diversified Manufacturing — 0.1%
10,000	Eaton Corp., 4.150%, 3/15/2033	9,588
4,000	Emerson Electric Co., 2.000%, 12/21/2028	3,620
		13,208
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,550
10,000	Entergy Corp., 0.900%, 9/15/2025	9,559
12,000	Exelon Corp., 4.050%, 4/15/2030	11,549
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,842
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,935
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,411
8,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	7,808
		45,654
	Environmental — 0.0%
5,000	Republic Services, Inc., 1.450%, 2/15/2031	4,082
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,728
		7,810
	Finance Companies — 0.1%
9,000	Ares Capital Corp., 3.250%, 7/15/2025	8,802
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,456
		15,258
	Food & Beverage — 0.2%
12,000	Coca-Cola Co., 1.450%, 6/01/2027	11,090
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,880
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,716
11,000	PepsiCo, Inc., 2.750%, 3/19/2030	10,071
		36,757
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.1%
$6,000	Equinor ASA, 3.625%, 4/06/2040	$4,978
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,221
		23,199
	Health Care REITs — 0.0%
2,000	Welltower OP LLC, 2.800%, 6/01/2031	1,753
	Health Insurance — 0.1%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	8,827
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,487
		16,314
	Healthcare — 0.1%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,946
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,882
5,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	4,953
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,906
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,552
		22,239
	Integrated Energy — 0.1%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,813
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,935
		21,748
	Life Insurance — 0.1%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,164
6,000	Manulife Financial Corp., 3.703%, 3/16/2032	5,571
7,000	MetLife, Inc., 5.375%, 7/15/2033	7,217
		15,952
	Media Entertainment — 0.0%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,864
	Metals & Mining — 0.0%
7,000	Nucor Corp., 3.125%, 4/01/2032	6,220
	Midstream — 0.0%
8,000	Enbridge, Inc., 5.625%, 4/05/2034	8,190
	Mortgage Related — 1.1%
14,978	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	12,053
12,576	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	10,119
11,267	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	9,460
4,985	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	4,222
11,112	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	9,400
9,016	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	7,575
261	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	232
4,962	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	4,340
8,706	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	7,611
7,984	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	6,979
6,275	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	5,485
10,892	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	9,511
4,369	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	3,969
3,542	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	3,216
14,635	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	13,278
890	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	834
908	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	851
7,802	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	7,682
6,539	Federal National Mortgage Association, 2.000%, 7/01/2051	5,281
8,245	Federal National Mortgage Association, 2.000%, 8/01/2051	6,647
4,218	Federal National Mortgage Association, 2.000%, 10/01/2051	3,408
See accompanying notes to financial statements.
| 54

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$6,078	Federal National Mortgage Association, 2.500%, 2/01/2051	$5,149
5,399	Federal National Mortgage Association, 2.500%, 8/01/2051	4,553
5,520	Federal National Mortgage Association, 2.500%, 9/01/2051	4,681
6,839	Federal National Mortgage Association, 2.500%, 2/01/2052	5,786
10,562	Federal National Mortgage Association, 2.500%, 4/01/2052	8,924
592	Federal National Mortgage Association, 3.000%, 4/01/2034	562
737	Federal National Mortgage Association, 3.000%, 6/01/2049	654
1,262	Federal National Mortgage Association, 3.000%, 12/01/2049	1,118
7,600	Federal National Mortgage Association, 3.000%, 5/01/2051	6,702
6,940	Federal National Mortgage Association, 3.000%, 4/01/2052	6,068
5,434	Federal National Mortgage Association, 3.000%, 7/01/2052	4,750
957	Federal National Mortgage Association, 3.500%, 6/01/2049	884
491	Federal National Mortgage Association, 3.500%, 8/01/2049	453
4,214	Federal National Mortgage Association, 3.500%, 4/01/2052	3,828
15,635	Federal National Mortgage Association, 3.500%, 5/01/2052	14,206
352	Federal National Mortgage Association, 4.000%, 3/01/2050	333
3,591	Federal National Mortgage Association, 4.000%, 8/01/2052	3,366
5,398	Federal National Mortgage Association, 4.000%, 9/01/2052	5,063
11,315	Federal National Mortgage Association, 4.000%, 5/01/2053	10,604
271	Federal National Mortgage Association, 4.500%, 5/01/2049	264
106	Federal National Mortgage Association, 4.500%, 6/01/2049	103
4,630	Federal National Mortgage Association, 4.500%, 2/01/2053	4,461
1,866	Federal National Mortgage Association, 4.500%, 4/01/2053	1,798
944	Federal National Mortgage Association, 4.500%, 7/01/2053	909
9,580	Federal National Mortgage Association, 4.500%, 8/01/2053	9,225
10,368	Government National Mortgage Association, 3.000%, 6/20/2052	9,251
4,806	Government National Mortgage Association, 4.000%, 8/20/2053	4,538
5,767	Government National Mortgage Association, 5.000%, 7/20/2053	5,707
24,574	Government National Mortgage Association, 5.500%, 4/20/2053	24,652
		280,745
Principal Amount	Description	Value (†)
	Office REITs — 0.0%
$7,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$6,867
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,715
		11,582
	Oil Field Services — 0.0%
4,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	3,842
5,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,020
		8,862
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	4,099
	Pharmaceuticals — 0.2%
13,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	11,238
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,223
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	10,463
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,538
14,000	Viatris, Inc., 3.850%, 6/22/2040	10,560
		40,022
	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,718
4,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	3,494
		6,212
	Railroads — 0.1%
16,000	CSX Corp., 2.600%, 11/01/2026	15,302
	Restaurants — 0.0%
9,000	Starbucks Corp., 2.250%, 3/12/2030	7,944
	Retail REITs — 0.0%
3,000	Realty Income Corp., 2.700%, 2/15/2032	2,566
5,000	Realty Income Corp., 3.400%, 1/15/2028	4,783
		7,349
	Retailers — 0.1%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	7,251
14,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,416
4,000	Walmart, Inc., 4.100%, 4/15/2033	3,908
		23,575
	Technology — 0.3%
9,000	Adobe, Inc., 2.300%, 2/01/2030	8,077
6,000	Apple, Inc., 2.500%, 2/09/2025	5,915
4,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	3,301
8,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	7,720
5,000	Intel Corp., 2.450%, 11/15/2029	4,489
9,000	International Business Machines Corp., 4.000%, 6/20/2042	7,570
13,000	NVIDIA Corp., 2.850%, 4/01/2030	12,050
8,000	Oracle Corp., 2.950%, 5/15/2025	7,856
9,000	QUALCOMM, Inc., 1.650%, 5/20/2032	7,270
10,000	Salesforce, Inc., 1.500%, 7/15/2028	8,953
6,000	Texas Instruments, Inc., 4.900%, 3/14/2033	6,140
		79,341
	Treasuries — 0.6%
17,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,730
11,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	8,241
10,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,268
26,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	20,164
28,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	22,490
15,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	11,782
19,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	14,852
See accompanying notes to financial statements.
55 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2045 Fund (continued)
Principal Amount	Description	Value (†)
	Treasuries — continued
$8,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	$7,961
38,000	U.S. Treasury Notes, 0.375%, 11/30/2025	35,965
		137,453
	Utility Other — 0.0%
5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,023
	Wireless — 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,249
	Wirelines — 0.1%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,352
15,000	Verizon Communications, Inc., 2.650%, 11/20/2040	10,601
		14,953
	Total Bonds and Notes (Identified Cost $1,114,194)	1,081,206

Shares
Exchange-Traded Funds — 7.4%
22,996	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,745,590)	1,854,857

Mutual Funds — 12.1%
84,275	WCM Focused Emerging Markets Fund, Institutional Class	1,154,559
74,105	WCM Focused International Growth Fund, Institutional Class	1,866,714
	Total Mutual Funds (Identified Cost $3,099,681)	3,021,273

Affiliated Mutual Funds — 14.9%
62,501	Loomis Sayles Inflation Protected Securities Fund, Class N	603,138
37,468	Loomis Sayles Limited Term Government and Agency Fund, Class N	405,772
96,205	Mirova Global Green Bond Fund, Class N	833,138
145,637	Mirova International Sustainable Equity Fund, Class N	1,872,892
	Total Affiliated Mutual Funds (Identified Cost $3,806,552)	3,714,940

Principal Amount
Short-Term Investments — 3.3%
$820,580	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $820,660 on 8/01/2024 collateralized by $891,000 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $837,602 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $820,580)	820,580
	Total Investments — 95.5% (Identified Cost $21,819,810)	23,831,050
	Other assets less liabilities — 4.5%	1,124,150
	Net Assets — 100.0%	$24,955,200

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $24,718 or 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	80.5%
Fixed Income	11.7
Short-Term Investments	3.3
Total Investments	95.5
Other assets less liabilities	4.5
Net Assets	100.0%
See accompanying notes to financial statements.
| 56

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund

Shares	Description	Value (†)
Common Stocks — 58.2% of Net Assets
	Aerospace & Defense — 1.4%
299	AAR Corp.(a)	$19,315
906	Boeing Co.(a)	172,684
250	General Electric Co.	42,550
58	L3Harris Technologies, Inc.	13,160
51	Lockheed Martin Corp.	27,638
122	Moog, Inc., Class A	23,924
19	Northrop Grumman Corp.	9,202
293	RTX Corp.	34,424
		342,897
	Air Freight & Logistics — 0.4%
386	Expeditors International of Washington, Inc.	48,181
42	FedEx Corp.	12,694
231	GXO Logistics, Inc.(a)	12,931
116	United Parcel Service, Inc., Class B	15,123
		88,929
	Automobile Components — 0.6%
56	Aptiv PLC(a)	3,886
1,059	BorgWarner, Inc.	37,393
815	Dana, Inc.	10,359
846	Magna International, Inc.	37,537
1,082	Mobileye Global, Inc., Class A(a)	22,722
238	Visteon Corp.(a)	27,498
		139,395
	Automobiles — 1.5%
2,612	General Motors Co.	115,764
1,006	Tesla, Inc.(a)	233,462
111	Thor Industries, Inc.	11,782
		361,008
	Banks — 3.5%
522	Ameris Bancorp	31,784
1,288	Banc of California, Inc.	18,006
2,883	Bank of America Corp.	116,214
1,944	Citigroup, Inc.	126,127
191	Citizens Financial Group, Inc.	8,150
283	East West Bancorp, Inc.	24,873
37	First Citizens BancShares, Inc., Class A	77,244
908	First Financial Bancorp	24,843
1,515	Fulton Financial Corp.	29,345
512	International Bancshares Corp.	34,529
456	JPMorgan Chase & Co.	97,037
137	PNC Financial Services Group, Inc.	24,811
252	Regions Financial Corp.	5,637
573	SouthState Corp.	56,710
1,259	Truist Financial Corp.	56,265
295	U.S. Bancorp	13,240
498	Webster Financial Corp.	24,711
1,662	Wells Fargo & Co.	98,623
		868,149
	Beverages — 0.8%
84	Boston Beer Co., Inc., Class A(a)	23,538
576	Coca-Cola Co.	38,442
263	Keurig Dr Pepper, Inc.	9,016
1,969	Monster Beverage Corp.(a)	101,305
199	PepsiCo, Inc.	34,361
		206,662
	Biotechnology — 1.5%
199	AbbVie, Inc.	36,879
Shares	Description	Value (†)
	Biotechnology — continued
347	Alnylam Pharmaceuticals, Inc.(a)	$82,399
55	Amgen, Inc.	18,286
251	BioMarin Pharmaceutical, Inc.(a)	21,167
394	CRISPR Therapeutics AG(a)	22,572
283	Gilead Sciences, Inc.	21,525
43	GRAIL, Inc.(a)	661
250	Halozyme Therapeutics, Inc.(a)	13,815
104	Incyte Corp.(a)	6,767
38	Moderna, Inc.(a)	4,530
142	Neurocrine Biosciences, Inc.(a)	20,103
89	Regeneron Pharmaceuticals, Inc.(a)	96,048
103	Sarepta Therapeutics, Inc.(a)	14,651
42	United Therapeutics Corp.(a)	13,158
17	Vertex Pharmaceuticals, Inc.(a)	8,427
		380,988
	Broadline Retail — 1.4%
315	Alibaba Group Holding Ltd., ADR	24,838
1,557	Amazon.com, Inc.(a)	291,128
593	eBay, Inc.	32,976
		348,942
	Building Products — 0.9%
67	Carlisle Cos., Inc.	28,045
145	Carrier Global Corp.	9,876
733	Fortune Brands Innovations, Inc.	59,234
52	Lennox International, Inc.	30,342
624	Masco Corp.	48,578
163	Owens Corning	30,380
158	Trex Co., Inc.(a)	13,213
		219,668
	Capital Markets — 3.3%
1,372	Bank of New York Mellon Corp.	89,276
62	BlackRock, Inc.	54,343
93	Cboe Global Markets, Inc.	17,066
1,644	Charles Schwab Corp.	107,172
126	CME Group, Inc.	24,407
96	FactSet Research Systems, Inc.	39,657
92	Goldman Sachs Group, Inc.	46,831
770	Intercontinental Exchange, Inc.	116,701
405	Janus Henderson Group PLC	15,078
136	Morgan Stanley	14,037
80	MSCI, Inc.	43,261
868	Nasdaq, Inc.	58,746
47	Northern Trust Corp.	4,167
66	S&P Global, Inc.	31,992
599	SEI Investments Co.	40,636
908	State Street Corp.	77,153
47	T. Rowe Price Group, Inc.	5,368
80	Virtus Investment Partners, Inc.	18,080
		803,971
	Chemicals — 1.1%
46	Air Products & Chemicals, Inc.	12,137
254	Celanese Corp.	35,852
1,438	Corteva, Inc.	80,672
69	DuPont de Nemours, Inc.	5,775
89	Ecolab, Inc.	20,532
222	HB Fuller Co.	19,136
158	Innospec, Inc.	20,720
76	Linde PLC	34,466
187	Minerals Technologies, Inc.	14,657
See accompanying notes to financial statements.
57 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
28	Sherwin-Williams Co.	$9,822
107	Stepan Co.	9,056
		262,825
	Commercial Services & Supplies — 0.2%
113	MSA Safety, Inc.	21,317
244	RB Global, Inc.	19,430
38	Waste Management, Inc.	7,701
		48,448
	Communications Equipment — 0.3%
261	Ciena Corp.(a)	13,765
617	Cisco Systems, Inc.	29,893
78	F5, Inc.(a)	15,884
29	Motorola Solutions, Inc.	11,569
		71,111
	Construction & Engineering — 0.2%
332	AECOM	30,083
84	Comfort Systems USA, Inc.	27,923
		58,006
	Construction Materials — 0.2%
30	Martin Marietta Materials, Inc.	17,800
72	Vulcan Materials Co.	19,765
		37,565
	Consumer Finance — 1.0%
2,526	Ally Financial, Inc.	113,695
96	American Express Co.	24,292
664	Capital One Financial Corp.	100,530
150	Synchrony Financial	7,618
		246,135
	Consumer Staples Distribution & Retail — 1.2%
223	BJ's Wholesale Club Holdings, Inc.(a)	19,615
51	Casey's General Stores, Inc.	19,780
53	Costco Wholesale Corp.	43,566
2,582	Kroger Co.	140,719
258	Sprouts Farmers Market, Inc.(a)	25,772
48	Target Corp.	7,220
740	Walmart, Inc.	50,793
		307,465
	Containers & Packaging — 0.2%
228	Crown Holdings, Inc.	20,224
364	Sonoco Products Co.	19,627
		39,851
	Distributors — 0.0%
52	Genuine Parts Co.	7,650
	Diversified Consumer Services — 0.2%
133	Grand Canyon Education, Inc.(a)	20,742
275	Service Corp. International	21,975
		42,717
	Diversified REITs — 0.1%
664	American Assets Trust, Inc.	17,609
	Diversified Telecommunication Services — 0.4%
2,121	AT&T, Inc.	40,829
572	Iridium Communications, Inc.	16,416
905	Verizon Communications, Inc.	36,671
		93,916
Shares	Description	Value (†)
	Electric Utilities — 0.5%
405	Alliant Energy Corp.	$22,542
337	Evergy, Inc.	19,546
227	Eversource Energy	14,735
174	Exelon Corp.	6,473
400	FirstEnergy Corp.	16,764
151	IDACORP, Inc.	14,760
819	PPL Corp.	24,341
221	Xcel Energy, Inc.	12,880
		132,041
	Electrical Equipment — 0.4%
97	Eaton Corp. PLC	29,565
187	Emerson Electric Co.	21,900
69	GE Vernova, Inc.(a)	12,298
342	nVent Electric PLC	24,839
122	Regal Rexnord Corp.	19,603
		108,205
	Electronic Equipment, Instruments & Components — 0.8%
170	Advanced Energy Industries, Inc.	19,783
312	Amphenol Corp., Class A	20,049
362	Avnet, Inc.	19,461
289	Cognex Corp.	14,340
198	Coherent Corp.(a)	13,797
89	Corning, Inc.	3,561
64	Fabrinet(a)	14,116
919	Knowles Corp.(a)	16,790
56	Littelfuse, Inc.	14,958
257	TE Connectivity Ltd.	39,663
20	Teledyne Technologies, Inc.(a)	8,437
21	Zebra Technologies Corp., Class A(a)	7,375
		192,330
	Energy Equipment & Services — 0.2%
490	ChampionX Corp.	16,787
1,042	NOV, Inc.	21,695
253	Schlumberger NV	12,217
		50,699
	Entertainment — 1.4%
84	Electronic Arts, Inc.	12,679
272	Netflix, Inc.(a)	170,911
42	Take-Two Interactive Software, Inc.(a)	6,322
1,322	Walt Disney Co.	123,858
4,989	Warner Bros. Discovery, Inc.(a)	43,155
		356,925
	Financial Services — 2.3%
463	Block, Inc.(a)	28,650
1,215	Corebridge Financial, Inc.	35,903
652	Fiserv, Inc.(a)	106,648
563	Global Payments, Inc.	57,223
32	Jack Henry & Associates, Inc.	5,487
70	Mastercard, Inc., Class A	32,460
1,268	MGIC Investment Corp.	31,497
586	PayPal Holdings, Inc.(a)	38,547
703	Visa, Inc., Class A	186,766
350	Voya Financial, Inc.	25,456
79	WEX, Inc.(a)	14,493
		563,130
	Food Products — 0.6%
185	Campbell Soup Co.	8,669
192	Darling Ingredients, Inc.(a)	7,628
See accompanying notes to financial statements.
| 58

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
339	General Mills, Inc.	$22,761
50	Hershey Co.	9,874
150	Ingredion, Inc.	18,656
210	Kellanova	12,212
677	Kraft Heinz Co.	23,837
134	McCormick & Co., Inc.	10,319
364	Mondelez International, Inc., Class A	24,879
		138,835
	Gas Utilities — 0.2%
114	Atmos Energy Corp.	14,578
415	New Jersey Resources Corp.	19,401
307	ONE Gas, Inc.	21,377
		55,356
	Ground Transportation — 0.4%
486	CSX Corp.	17,059
73	Norfolk Southern Corp.	18,218
108	Ryder System, Inc.	15,137
35	Saia, Inc.(a)	14,625
103	Uber Technologies, Inc.(a)	6,640
48	Union Pacific Corp.	11,843
136	XPO, Inc.(a)	15,625
		99,147
	Health Care Equipment & Supplies — 0.9%
278	Abbott Laboratories	29,451
20	Align Technology, Inc.(a)	4,638
1,038	Baxter International, Inc.	37,181
69	Becton Dickinson & Co.	16,633
89	Edwards Lifesciences Corp.(a)	5,612
133	Intuitive Surgical, Inc.(a)	59,133
192	LeMaitre Vascular, Inc.	16,683
251	Medtronic PLC	20,160
235	Merit Medical Systems, Inc.(a)	20,043
58	Penumbra, Inc.(a)	9,691
35	Stryker Corp.	11,461
		230,686
	Health Care Providers & Services — 1.6%
231	Acadia Healthcare Co., Inc.(a)	14,980
112	Cardinal Health, Inc.	11,293
1,365	Centene Corp.(a)	104,996
37	Chemed Corp.	21,096
68	Cigna Group	23,710
903	CVS Health Corp.	54,478
50	Elevance Health, Inc.	26,601
22	HCA Healthcare, Inc.	7,987
198	HealthEquity, Inc.(a)	15,539
109	Henry Schein, Inc.(a)	7,841
16	Humana, Inc.	5,786
32	Labcorp Holdings, Inc.	6,894
33	McKesson Corp.	20,362
407	Select Medical Holdings Corp.	16,182
105	UnitedHealth Group, Inc.	60,497
		398,242
	Health Care Technology — 0.4%
1,464	Doximity, Inc., Class A(a)	40,992
298	Veeva Systems, Inc., Class A(a)	57,195
		98,187
	Hotel & Resort REITs — 0.0%
248	Host Hotels & Resorts, Inc.	4,342
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.0%
453	Aramark	$15,524
5	Booking Holdings, Inc.	18,575
250	Chipotle Mexican Grill, Inc.(a)	13,580
167	Marriott Vacations Worldwide Corp.	14,125
105	McDonald's Corp.	27,867
801	Starbucks Corp.	62,438
375	Travel & Leisure Co.	17,284
57	Wingstop, Inc.	21,311
648	Yum China Holdings, Inc.	19,595
273	Yum! Brands, Inc.	36,263
		246,562
	Household Durables — 0.4%
369	KB Home	31,764
131	Meritage Homes Corp.	26,576
123	PulteGroup, Inc.	16,236
392	Taylor Morrison Home Corp.(a)	26,295
		100,871
	Household Products — 0.5%
217	Church & Dwight Co., Inc.	21,268
90	Colgate-Palmolive Co.	8,927
543	Energizer Holdings, Inc.	16,719
405	Procter & Gamble Co.	65,108
		112,022
	Independent Power & Renewable Electricity Producers — 0.1%
523	AES Corp.	9,304
902	Clearway Energy, Inc., Class A	22,216
		31,520
	Industrial Conglomerates — 0.0%
61	3M Co.	7,781
	Industrial REITs — 0.2%
110	Prologis, Inc.	13,866
538	Rexford Industrial Realty, Inc.	26,959
		40,825
	Insurance — 2.0%
50	Allstate Corp.	8,556
1,160	American International Group, Inc.	91,907
153	Arch Capital Group Ltd.(a)	14,654
92	Arthur J Gallagher & Co.	26,081
49	Assurant, Inc.	8,569
347	Assured Guaranty Ltd.	28,582
74	Chubb Ltd.	20,399
266	First American Financial Corp.	16,114
159	Hanover Insurance Group, Inc.	21,861
157	Hartford Financial Services Group, Inc.	17,415
69	Marsh & McLennan Cos., Inc.	15,357
127	Prudential Financial, Inc.	15,916
347	Reinsurance Group of America, Inc.	78,224
230	Selective Insurance Group, Inc.	20,774
119	Travelers Cos., Inc.	25,756
303	Willis Towers Watson PLC	85,531
		495,696
	Interactive Media & Services — 2.7%
961	Alphabet, Inc., Class A	164,850
1,507	Alphabet, Inc., Class C	260,937
487	Meta Platforms, Inc., Class A	231,242
430	Yelp, Inc.(a)	15,665
		672,694
See accompanying notes to financial statements.
59 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.6%
84	Accenture PLC, Class A	$27,772
230	Cognizant Technology Solutions Corp., Class A	17,406
180	International Business Machines Corp.	34,585
573	Kyndryl Holdings, Inc.(a)	15,397
762	Shopify, Inc., Class A(a)	46,635
		141,795
	Leisure Products — 0.1%
806	Mattel, Inc.(a)	15,548
177	YETI Holdings, Inc.(a)	7,319
		22,867
	Life Sciences Tools & Services — 1.0%
51	Agilent Technologies, Inc.	7,211
71	Danaher Corp.	19,673
498	Illumina, Inc.(a)	61,055
427	IQVIA Holdings, Inc.(a)	105,140
82	Repligen Corp.(a)	13,723
55	Thermo Fisher Scientific, Inc.	33,734
		240,536
	Machinery — 1.4%
114	AGCO Corp.	10,764
38	Caterpillar, Inc.	13,156
68	Chart Industries, Inc.(a)	10,953
16	Cummins, Inc.	4,669
304	Deere & Co.	113,082
91	Dover Corp.	16,768
142	Fortive Corp.	10,203
367	Graco, Inc.	31,213
31	Illinois Tool Works, Inc.	7,666
266	ITT, Inc.	37,628
154	Oshkosh Corp.	16,732
28	Parker-Hannifin Corp.	15,712
165	SPX Technologies, Inc.(a)	24,344
256	Terex Corp.	16,195
199	Toro Co.	19,050
		348,135
	Media — 1.0%
261	Charter Communications, Inc., Class A(a)	99,107
1,904	Comcast Corp., Class A	78,578
502	Interpublic Group of Cos., Inc.	16,149
330	Liberty Broadband Corp., Class C(a)	22,239
217	Omnicom Group, Inc.	21,275
		237,348
	Metals & Mining — 0.3%
344	Alcoa Corp.	11,366
835	Cleveland-Cliffs, Inc.(a)	12,817
175	Freeport-McMoRan, Inc.	7,947
233	Newmont Corp.	11,433
80	Reliance, Inc.	24,365
312	U.S. Steel Corp.	12,820
		80,748
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,547	Annaly Capital Management, Inc.	30,801
	Multi-Utilities — 0.1%
182	Consolidated Edison, Inc.	17,749
74	DTE Energy Co.	8,919
48	WEC Energy Group, Inc.	4,131
		30,799
Shares	Description	Value (†)
	Office REITs — 0.4%
906	COPT Defense Properties	$26,247
2,479	Easterly Government Properties, Inc.	34,532
776	Highwoods Properties, Inc.	24,033
559	Kilroy Realty Corp.	20,666
		105,478
	Oil, Gas & Consumable Fuels — 2.8%
1,268	Antero Midstream Corp.	18,208
590	Antero Resources Corp.(a)	17,122
2,222	APA Corp.	69,304
293	Chevron Corp.	47,018
578	CNX Resources Corp.(a)	15,300
899	ConocoPhillips	99,969
237	Devon Energy Corp.	11,146
37	Diamondback Energy, Inc.	7,485
753	EOG Resources, Inc.	95,480
661	Exxon Mobil Corp.	78,388
55	Hess Corp.	8,438
246	HF Sinclair Corp.	12,662
823	Kinder Morgan, Inc.	17,390
145	ONEOK, Inc.	12,083
396	Ovintiv, Inc.	18,390
702	Phillips 66	102,127
436	Range Resources Corp.	13,616
1,620	Southwestern Energy Co.(a)	10,449
23	Texas Pacific Land Corp.	19,433
62	Valero Energy Corp.	10,027
291	Williams Cos., Inc.	12,496
		696,531
	Passenger Airlines — 0.3%
1,834	Delta Air Lines, Inc.	78,899
	Personal Care Products — 0.3%
87	elf Beauty, Inc.(a)	15,014
27	Estee Lauder Cos., Inc., Class A	2,689
3,299	Kenvue, Inc.	60,999
		78,702
	Pharmaceuticals — 1.4%
463	Bristol-Myers Squibb Co.	22,020
43	Eli Lilly & Co.	34,584
106	Jazz Pharmaceuticals PLC(a)	11,686
428	Johnson & Johnson	67,560
366	Merck & Co., Inc.	41,406
243	Novartis AG, ADR	27,090
494	Novo Nordisk AS, ADR	65,519
959	Pfizer, Inc.	29,288
736	Roche Holding AG, ADR	29,815
112	Zoetis, Inc.	20,164
		349,132
	Professional Services — 0.6%
35	Automatic Data Processing, Inc.	9,192
236	Equifax, Inc.	65,931
340	Exponent, Inc.	36,067
207	Korn Ferry	15,260
75	Leidos Holdings, Inc.	10,830
42	Paychex, Inc.	5,377
81	Paylocity Holding Corp.(a)	12,156
		154,813
See accompanying notes to financial statements.
| 60

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.6%
1,031	CBRE Group, Inc., Class A(a)	$116,204
104	Jones Lang LaSalle, Inc.(a)	26,094
		142,298
	Residential REITs — 0.1%
53	AvalonBay Communities, Inc.	10,861
	Retail REITs — 0.3%
1,518	Brixmor Property Group, Inc.	38,663
509	NNN REIT, Inc.	22,849
49	Simon Property Group, Inc.	7,519
		69,031
	Semiconductors & Semiconductor Equipment — 3.6%
103	Advanced Micro Devices, Inc.(a)	14,881
122	Analog Devices, Inc.	28,228
61	Applied Materials, Inc.	12,944
624	ARM Holdings PLC, ADR(a)	89,962
240	Broadcom, Inc.	38,563
744	Intel Corp.	22,871
216	Lattice Semiconductor Corp.(a)	11,448
177	Micron Technology, Inc.	19,438
250	MKS Instruments, Inc.	31,475
3,994	NVIDIA Corp.	467,378
87	Onto Innovation, Inc.(a)	16,643
469	QUALCOMM, Inc.	84,866
82	Silicon Laboratories, Inc.(a)	9,851
146	Synaptics, Inc.(a)	12,749
139	Texas Instruments, Inc.	28,330
		889,627
	Software — 3.9%
28	Adobe, Inc.(a)	15,446
21	ANSYS, Inc.(a)	6,586
404	Autodesk, Inc.(a)	99,998
39	Cadence Design Systems, Inc.(a)	10,439
548	Dynatrace, Inc.(a)	24,068
20	Intuit, Inc.	12,947
102	Manhattan Associates, Inc.(a)	26,049
646	Microsoft Corp.	270,254
1,092	Oracle Corp.	152,279
25	Palo Alto Networks, Inc.(a)	8,118
55	PTC, Inc.(a)	9,782
86	Qualys, Inc.(a)	12,826
55	Roper Technologies, Inc.	29,961
632	Salesforce, Inc.	163,562
23	ServiceNow, Inc.(a)	18,731
73	SPS Commerce, Inc.(a)	15,726
24	Synopsys, Inc.(a)	13,400
25	Tyler Technologies, Inc.(a)	14,203
242	Workday, Inc., Class A(a)	54,963
		959,338
	Specialized REITs — 0.1%
29	American Tower Corp.	6,392
55	Crown Castle, Inc.	6,054
33	Digital Realty Trust, Inc.	4,933
11	Equinix, Inc.	8,693
148	Weyerhaeuser Co.	4,700
		30,772
	Specialty Retail — 0.9%
107	Abercrombie & Fitch Co., Class A(a)	15,780
49	Asbury Automotive Group, Inc.(a)	13,192
92	Burlington Stores, Inc.(a)	23,949
Shares	Description	Value (†)
	Specialty Retail — continued
78	Dick's Sporting Goods, Inc.	$16,875
76	Five Below, Inc.(a)	5,528
157	Floor & Decor Holdings, Inc., Class A(a)	15,386
110	Home Depot, Inc.	40,498
47	Lithia Motors, Inc.	12,988
66	Lowe's Cos., Inc.	16,204
63	Ross Stores, Inc.	9,023
272	TJX Cos., Inc.	30,741
164	Williams-Sonoma, Inc.	25,368
		225,532
	Technology Hardware, Storage & Peripherals — 0.8%
754	Apple, Inc.	167,448
304	Hewlett Packard Enterprise Co.	6,053
184	HP, Inc.	6,641
78	NetApp, Inc.	9,904
86	Western Digital Corp.(a)	5,766
		195,812
	Textiles, Apparel & Luxury Goods — 0.3%
94	Crocs, Inc.(a)	12,631
10	Deckers Outdoor Corp.(a)	9,226
145	PVH Corp.	14,789
38	Ralph Lauren Corp.	6,672
4,795	Under Armour, Inc., Class A(a)	33,421
		76,739
	Trading Companies & Distributors — 0.1%
67	Watsco, Inc.	32,796
	Water Utilities — 0.1%
162	American States Water Co.	13,370
42	American Water Works Co., Inc.	5,979
340	Essential Utilities, Inc.	13,821
		33,170
	Total Common Stocks (Identified Cost $12,070,410)	14,392,563

Principal Amount
Bonds and Notes — 5.4%
	Apartment REITs — 0.0%
$4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,630
	Automotive — 0.2%
12,000	Cummins, Inc., 5.150%, 2/20/2034	12,298
20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,698
9,000	Lear Corp., 4.250%, 5/15/2029	8,744
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,535
		44,275
	Banking — 0.6%
10,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	9,645
15,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	14,400
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,427
11,000	Citigroup, Inc., 4.600%, 3/09/2026	10,920
10,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	9,884
13,000	KeyCorp, MTN, 2.550%, 10/01/2029	11,373
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	3,833
See accompanying notes to financial statements.
61 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$7,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$6,547
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,914
15,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	14,353
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,926
7,000	State Street Corp., 2.400%, 1/24/2030	6,309
5,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	4,235
20,000	Westpac Banking Corp., 2.350%, 2/19/2025	19,693
		137,459
	Brokerage — 0.1%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	9,787
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,111
		19,898
	Building Materials — 0.1%
9,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	8,371
12,000	Owens Corning, 3.950%, 8/15/2029	11,519
		19,890
	Chemicals — 0.1%
16,000	Ecolab, Inc., 2.125%, 2/01/2032	13,509
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,861
		15,370
	Consumer Products — 0.0%
14,000	Procter & Gamble Co., 3.000%, 3/25/2030	13,140
	Diversified Manufacturing — 0.1%
13,000	Eaton Corp., 4.150%, 3/15/2033	12,464
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,336
		18,800
	Electric — 0.2%
5,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	4,550
17,000	Entergy Corp., 0.900%, 9/15/2025	16,250
14,000	Exelon Corp., 4.050%, 4/15/2030	13,474
9,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,842
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,903
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,214
10,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,760
		57,993
	Environmental — 0.0%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,898
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,729
		8,627
	Finance Companies — 0.1%
13,000	Ares Capital Corp., 3.250%, 7/15/2025	12,713
11,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	10,145
		22,858
	Food & Beverage — 0.2%
13,000	Coca-Cola Co., 1.450%, 6/01/2027	12,015
8,000	General Mills, Inc., 4.000%, 4/17/2025	7,926
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,621
17,000	PepsiCo, Inc., 2.750%, 3/19/2030	15,565
		39,127
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.1%
$10,000	Equinor ASA, 3.625%, 4/06/2040	$8,297
16,000	Federal National Mortgage Association, 6.625%, 11/15/2030	18,221
		26,518
	Health Care REITs — 0.0%
12,000	Welltower OP LLC, 2.800%, 6/01/2031	10,518
	Health Insurance — 0.1%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,789
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,556
		19,345
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,959
12,000	CVS Health Corp., 4.300%, 3/25/2028	11,765
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,963
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,843
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,103
		32,633
	Integrated Energy — 0.1%
18,000	Exxon Mobil Corp., 2.992%, 3/19/2025	17,760
10,000	Shell International Finance BV, 6.375%, 12/15/2038	11,336
		29,096
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,110
7,000	Manulife Financial Corp., 3.703%, 3/16/2032	6,499
8,000	MetLife, Inc., 5.375%, 7/15/2033	8,248
		16,857
	Media Entertainment — 0.0%
10,000	Netflix, Inc., 3.625%, 6/15/2025(b)	9,863
	Metals & Mining — 0.0%
6,000	Nucor Corp., 3.125%, 4/01/2032	5,332
	Midstream — 0.0%
10,000	Enbridge, Inc., 5.625%, 4/05/2034	10,237
	Mortgage Related — 1.4%
22,027	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	17,724
4,154	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	3,519
10,258	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	8,677
9,821	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	8,251
7,213	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	6,060
131	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2049	116
4,135	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	3,617
6,965	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	6,089
4,436	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	3,877
7,171	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	6,268
13,615	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	11,889
7,278	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	6,360
13,106	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	11,907
8,232	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	7,469
890	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	835
908	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	851
9,753	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	9,602
719	Federal National Mortgage Association, 2.000%, 9/01/2050	584
4,086	Federal National Mortgage Association, 2.000%, 7/01/2051	3,301
8,245	Federal National Mortgage Association, 2.000%, 8/01/2051	6,647
2,531	Federal National Mortgage Association, 2.000%, 10/01/2051	2,045
See accompanying notes to financial statements.
| 62

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$1,706	Federal National Mortgage Association, 2.000%, 11/01/2051	$1,377
8,840	Federal National Mortgage Association, 2.000%, 3/01/2052	7,115
8,080	Federal National Mortgage Association, 2.000%, 4/01/2052	6,503
620	Federal National Mortgage Association, 2.500%, 8/01/2050	527
4,862	Federal National Mortgage Association, 2.500%, 2/01/2051	4,119
5,399	Federal National Mortgage Association, 2.500%, 8/01/2051	4,553
4,731	Federal National Mortgage Association, 2.500%, 9/01/2051	4,012
9,404	Federal National Mortgage Association, 2.500%, 2/01/2052	7,955
11,442	Federal National Mortgage Association, 2.500%, 4/01/2052	9,667
17,998	Federal National Mortgage Association, 2.500%, 6/01/2052	15,114
493	Federal National Mortgage Association, 3.000%, 4/01/2034	468
1,262	Federal National Mortgage Association, 3.000%, 12/01/2049	1,118
7,600	Federal National Mortgage Association, 3.000%, 5/01/2051	6,702
7,410	Federal National Mortgage Association, 3.000%, 2/01/2052	6,482
6,073	Federal National Mortgage Association, 3.000%, 4/01/2052	5,310
9,963	Federal National Mortgage Association, 3.000%, 7/01/2052	8,708
864	Federal National Mortgage Association, 3.500%, 6/01/2049	797
221	Federal National Mortgage Association, 3.500%, 7/01/2049	204
245	Federal National Mortgage Association, 3.500%, 8/01/2049	226
4,214	Federal National Mortgage Association, 3.500%, 4/01/2052	3,828
19,110	Federal National Mortgage Association, 3.500%, 5/01/2052	17,363
8,954	Federal National Mortgage Association, 3.500%, 7/01/2052	8,127
351	Federal National Mortgage Association, 4.000%, 3/01/2050	333
8,079	Federal National Mortgage Association, 4.000%, 8/01/2052	7,574
6,298	Federal National Mortgage Association, 4.000%, 9/01/2052	5,907
13,201	Federal National Mortgage Association, 4.000%, 5/01/2053	12,371
271	Federal National Mortgage Association, 4.500%, 5/01/2049	264
106	Federal National Mortgage Association, 4.500%, 6/01/2049	103
4,630	Federal National Mortgage Association, 4.500%, 2/01/2053	4,461
2,798	Federal National Mortgage Association, 4.500%, 4/01/2053	2,697
14,370	Federal National Mortgage Association, 4.500%, 8/01/2053	13,838
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$849	Government National Mortgage Association, 3.000%, 4/20/2052	$758
12,096	Government National Mortgage Association, 3.000%, 6/20/2052	10,793
5,767	Government National Mortgage Association, 4.000%, 8/20/2053	5,446
6,727	Government National Mortgage Association, 5.000%, 7/20/2053	6,658
30,035	Government National Mortgage Association, 5.500%, 4/20/2053	30,130
		347,296
	Office REITs — 0.1%
14,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	13,735
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,772
		17,507
	Oil Field Services — 0.1%
8,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	7,685
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	6,024
		13,709
	Other REITs — 0.0%
5,000	Prologis LP, 1.250%, 10/15/2030	4,098
	Pharmaceuticals — 0.2%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	12,967
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,482
12,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	11,414
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,538
10,000	Viatris, Inc., 3.850%, 6/22/2040	7,543
		37,944
	Property & Casualty Insurance — 0.1%
7,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	6,343
9,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	7,861
		14,204
	Railroads — 0.1%
22,000	CSX Corp., 2.600%, 11/01/2026	21,040
	Restaurants — 0.0%
13,000	Starbucks Corp., 2.250%, 3/12/2030	11,475
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,711
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,913
		3,624
	Retailers — 0.1%
11,000	Amazon.com, Inc., 3.875%, 8/22/2037	9,971
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	13,302
		23,273
	Technology — 0.4%
11,000	Adobe, Inc., 2.300%, 2/01/2030	9,872
10,000	Apple, Inc., 2.500%, 2/09/2025	9,859
2,000	Broadcom, Inc., 3.137%, 11/15/2035(b)	1,650
15,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	14,475
5,000	Intel Corp., 2.450%, 11/15/2029	4,489
12,000	International Business Machines Corp., 4.000%, 6/20/2042	10,093
16,000	NVIDIA Corp., 2.850%, 4/01/2030	14,831
10,000	Oracle Corp., 2.950%, 5/15/2025	9,821
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	11,309
See accompanying notes to financial statements.
63 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2050 Fund (continued)
Principal Amount	Description	Value (†)
	Technology — continued
$11,000	Salesforce, Inc., 1.500%, 7/15/2028	$9,848
7,000	Texas Instruments, Inc., 4.900%, 3/14/2033	7,163
		103,410
	Treasuries — 0.6%
21,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	10,785
14,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	10,489
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,722
32,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	24,817
31,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	24,899
18,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	14,138
23,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	17,979
13,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	12,937
37,000	U.S. Treasury Notes, 0.375%, 11/30/2025	35,018
		159,784
	Utility Other — 0.0%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	7,241
	Wireless — 0.0%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,332
	Wirelines — 0.1%
6,000	AT&T, Inc., 3.650%, 6/01/2051	4,352
19,000	Verizon Communications, Inc., 2.650%, 11/20/2040	13,428
		17,780
	Total Bonds and Notes (Identified Cost $1,386,324)	1,348,183

Shares
Exchange-Traded Funds — 8.4%
25,630	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,932,549)	2,067,316

Mutual Funds — 13.2%
87,675	WCM Focused Emerging Markets Fund, Institutional Class	1,201,145
81,658	WCM Focused International Growth Fund, Institutional Class	2,056,963
	Total Mutual Funds (Identified Cost $3,302,379)	3,258,108

Affiliated Mutual Funds — 11.1%
28,012	Loomis Sayles Inflation Protected Securities Fund, Class N	270,318
46,533	Mirova Global Green Bond Fund, Class N	402,975
161,063	Mirova International Sustainable Equity Fund, Class N	2,071,275
	Total Affiliated Mutual Funds (Identified Cost $2,749,954)	2,744,568

Principal Amount	Description	Value (†)
Short-Term Investments — 3.8%
$927,639	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $927,729 on 8/01/2024 collateralized by $1,007,300 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $946,982 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $927,639)	$927,639
	Total Investments — 100.1% (Identified Cost $22,369,255)	24,738,377
	Other assets less liabilities — (0.1)%	(18,394)
	Net Assets — 100.0%	$24,719,983

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $29,821 or 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	88.2%
Fixed Income	8.1
Short-Term Investments	3.8
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 64

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund

Shares	Description	Value (†)
Common Stocks — 59.2% of Net Assets
	Aerospace & Defense — 1.4%
247	AAR Corp.(a)	$15,956
736	Boeing Co.(a)	140,282
202	General Electric Co.	34,380
44	L3Harris Technologies, Inc.	9,983
42	Lockheed Martin Corp.	22,761
101	Moog, Inc., Class A	19,806
15	Northrop Grumman Corp.	7,265
242	RTX Corp.	28,432
		278,865
	Air Freight & Logistics — 0.4%
311	Expeditors International of Washington, Inc.	38,819
36	FedEx Corp.	10,881
190	GXO Logistics, Inc.(a)	10,636
98	United Parcel Service, Inc., Class B	12,776
		73,112
	Automobile Components — 0.6%
49	Aptiv PLC(a)	3,400
866	BorgWarner, Inc.	30,578
660	Dana, Inc.	8,389
694	Magna International, Inc.	30,793
886	Mobileye Global, Inc., Class A(a)	18,606
194	Visteon Corp.(a)	22,415
		114,181
	Automobiles — 1.5%
2,127	General Motors Co.	94,269
809	Tesla, Inc.(a)	187,744
92	Thor Industries, Inc.	9,765
		291,778
	Banks — 3.6%
411	Ameris Bancorp	25,026
1,065	Banc of California, Inc.	14,889
2,354	Bank of America Corp.	94,890
1,576	Citigroup, Inc.	102,251
150	Citizens Financial Group, Inc.	6,400
234	East West Bancorp, Inc.	20,566
30	First Citizens BancShares, Inc., Class A	62,631
750	First Financial Bancorp	20,520
1,233	Fulton Financial Corp.	23,883
415	International Bancshares Corp.	27,988
375	JPMorgan Chase & Co.	79,800
110	PNC Financial Services Group, Inc.	19,921
198	Regions Financial Corp.	4,429
459	SouthState Corp.	45,427
1,023	Truist Financial Corp.	45,718
239	U.S. Bancorp	10,726
393	Webster Financial Corp.	19,501
1,356	Wells Fargo & Co.	80,465
		705,031
	Beverages — 0.9%
68	Boston Beer Co., Inc., Class A(a)	19,054
477	Coca-Cola Co.	31,835
206	Keurig Dr Pepper, Inc.	7,062
1,602	Monster Beverage Corp.(a)	82,423
162	PepsiCo, Inc.	27,972
		168,346
	Biotechnology — 1.6%
165	AbbVie, Inc.	30,578
Shares	Description	Value (†)
	Biotechnology — continued
282	Alnylam Pharmaceuticals, Inc.(a)	$66,964
46	Amgen, Inc.	15,293
209	BioMarin Pharmaceutical, Inc.(a)	17,625
327	CRISPR Therapeutics AG(a)	18,734
224	Gilead Sciences, Inc.	17,037
36	GRAIL, Inc.(a)	554
201	Halozyme Therapeutics, Inc.(a)	11,107
83	Incyte Corp.(a)	5,401
31	Moderna, Inc.(a)	3,696
117	Neurocrine Biosciences, Inc.(a)	16,564
73	Regeneron Pharmaceuticals, Inc.(a)	78,781
86	Sarepta Therapeutics, Inc.(a)	12,232
34	United Therapeutics Corp.(a)	10,652
13	Vertex Pharmaceuticals, Inc.(a)	6,444
		311,662
	Broadline Retail — 1.4%
262	Alibaba Group Holding Ltd., ADR	20,659
1,280	Amazon.com, Inc.(a)	239,334
485	eBay, Inc.	26,971
		286,964
	Building Products — 0.9%
53	Carlisle Cos., Inc.	22,185
115	Carrier Global Corp.	7,833
599	Fortune Brands Innovations, Inc.	48,405
41	Lennox International, Inc.	23,923
512	Masco Corp.	39,859
127	Owens Corning	23,670
128	Trex Co., Inc.(a)	10,705
		176,580
	Capital Markets — 3.3%
1,126	Bank of New York Mellon Corp.	73,269
50	BlackRock, Inc.	43,825
73	Cboe Global Markets, Inc.	13,396
1,342	Charles Schwab Corp.	87,485
98	CME Group, Inc.	18,984
78	FactSet Research Systems, Inc.	32,221
76	Goldman Sachs Group, Inc.	38,686
631	Intercontinental Exchange, Inc.	95,634
326	Janus Henderson Group PLC	12,137
112	Morgan Stanley	11,560
66	MSCI, Inc.	35,690
695	Nasdaq, Inc.	47,038
35	Northern Trust Corp.	3,103
54	S&P Global, Inc.	26,175
499	SEI Investments Co.	33,852
742	State Street Corp.	63,048
35	T. Rowe Price Group, Inc.	3,997
66	Virtus Investment Partners, Inc.	14,916
		655,016
	Chemicals — 1.1%
40	Air Products & Chemicals, Inc.	10,554
203	Celanese Corp.	28,654
1,168	Corteva, Inc.	65,525
54	DuPont de Nemours, Inc.	4,520
74	Ecolab, Inc.	17,071
183	HB Fuller Co.	15,775
130	Innospec, Inc.	17,048
64	Linde PLC	29,024
156	Minerals Technologies, Inc.	12,227
See accompanying notes to financial statements.
65 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
24	Sherwin-Williams Co.	$8,419
86	Stepan Co.	7,278
		216,095
	Commercial Services & Supplies — 0.2%
93	MSA Safety, Inc.	17,544
203	RB Global, Inc.	16,165
30	Waste Management, Inc.	6,080
		39,789
	Communications Equipment — 0.3%
215	Ciena Corp.(a)	11,339
509	Cisco Systems, Inc.	24,661
64	F5, Inc.(a)	13,033
23	Motorola Solutions, Inc.	9,175
		58,208
	Construction & Engineering — 0.2%
269	AECOM	24,374
66	Comfort Systems USA, Inc.	21,940
		46,314
	Construction Materials — 0.2%
25	Martin Marietta Materials, Inc.	14,834
60	Vulcan Materials Co.	16,470
		31,304
	Consumer Finance — 1.0%
2,061	Ally Financial, Inc.	92,766
81	American Express Co.	20,496
539	Capital One Financial Corp.	81,604
125	Synchrony Financial	6,349
		201,215
	Consumer Staples Distribution & Retail — 1.3%
185	BJ's Wholesale Club Holdings, Inc.(a)	16,273
43	Casey's General Stores, Inc.	16,677
43	Costco Wholesale Corp.	35,346
2,114	Kroger Co.	115,213
181	Sprouts Farmers Market, Inc.(a)	18,080
38	Target Corp.	5,716
602	Walmart, Inc.	41,321
		248,626
	Containers & Packaging — 0.2%
187	Crown Holdings, Inc.	16,587
301	Sonoco Products Co.	16,230
		32,817
	Distributors — 0.0%
44	Genuine Parts Co.	6,473
	Diversified Consumer Services — 0.2%
110	Grand Canyon Education, Inc.(a)	17,155
228	Service Corp. International	18,219
		35,374
	Diversified REITs — 0.1%
526	American Assets Trust, Inc.	13,949
	Diversified Telecommunication Services — 0.4%
1,752	AT&T, Inc.	33,726
466	Iridium Communications, Inc.	13,374
727	Verizon Communications, Inc.	29,458
		76,558
Shares	Description	Value (†)
	Electric Utilities — 0.5%
336	Alliant Energy Corp.	$18,702
267	Evergy, Inc.	15,486
198	Eversource Energy	12,852
149	Exelon Corp.	5,543
329	FirstEnergy Corp.	13,788
120	IDACORP, Inc.	11,730
673	PPL Corp.	20,002
179	Xcel Energy, Inc.	10,432
		108,535
	Electrical Equipment — 0.4%
80	Eaton Corp. PLC	24,383
155	Emerson Electric Co.	18,152
54	GE Vernova, Inc.(a)	9,625
277	nVent Electric PLC	20,119
99	Regal Rexnord Corp.	15,907
		88,186
	Electronic Equipment, Instruments & Components — 0.8%
143	Advanced Energy Industries, Inc.	16,641
246	Amphenol Corp., Class A	15,808
297	Avnet, Inc.	15,967
232	Cognex Corp.	11,512
166	Coherent Corp.(a)	11,567
75	Corning, Inc.	3,001
54	Fabrinet(a)	11,910
760	Knowles Corp.(a)	13,885
47	Littelfuse, Inc.	12,554
209	TE Connectivity Ltd.	32,255
16	Teledyne Technologies, Inc.(a)	6,750
18	Zebra Technologies Corp., Class A(a)	6,321
		158,171
	Energy Equipment & Services — 0.2%
402	ChampionX Corp.	13,773
861	NOV, Inc.	17,926
197	Schlumberger NV	9,513
		41,212
	Entertainment — 1.5%
73	Electronic Arts, Inc.	11,019
219	Netflix, Inc.(a)	137,609
34	Take-Two Interactive Software, Inc.(a)	5,118
1,079	Walt Disney Co.	101,091
4,088	Warner Bros. Discovery, Inc.(a)	35,361
		290,198
	Financial Services — 2.3%
380	Block, Inc.(a)	23,514
1,001	Corebridge Financial, Inc.	29,580
530	Fiserv, Inc.(a)	86,692
460	Global Payments, Inc.	46,755
25	Jack Henry & Associates, Inc.	4,287
61	Mastercard, Inc., Class A	28,286
994	MGIC Investment Corp.	24,691
480	PayPal Holdings, Inc.(a)	31,575
572	Visa, Inc., Class A	151,963
285	Voya Financial, Inc.	20,728
65	WEX, Inc.(a)	11,924
		459,995
	Food Products — 0.6%
145	Campbell Soup Co.	6,794
164	Darling Ingredients, Inc.(a)	6,516
See accompanying notes to financial statements.
| 66

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
273	General Mills, Inc.	$18,329
39	Hershey Co.	7,702
124	Ingredion, Inc.	15,422
172	Kellanova	10,002
540	Kraft Heinz Co.	19,013
107	McCormick & Co., Inc.	8,240
294	Mondelez International, Inc., Class A	20,095
		112,113
	Gas Utilities — 0.2%
95	Atmos Energy Corp.	12,149
343	New Jersey Resources Corp.	16,035
214	ONE Gas, Inc.	14,901
		43,085
	Ground Transportation — 0.4%
379	CSX Corp.	13,303
58	Norfolk Southern Corp.	14,475
90	Ryder System, Inc.	12,614
26	Saia, Inc.(a)	10,864
76	Uber Technologies, Inc.(a)	4,900
37	Union Pacific Corp.	9,129
108	XPO, Inc.(a)	12,408
		77,693
	Health Care Equipment & Supplies — 1.0%
227	Abbott Laboratories	24,048
15	Align Technology, Inc.(a)	3,478
852	Baxter International, Inc.	30,519
56	Becton Dickinson & Co.	13,499
73	Edwards Lifesciences Corp.(a)	4,603
110	Intuitive Surgical, Inc.(a)	48,907
158	LeMaitre Vascular, Inc.	13,729
203	Medtronic PLC	16,305
196	Merit Medical Systems, Inc.(a)	16,717
47	Penumbra, Inc.(a)	7,853
29	Stryker Corp.	9,496
		189,154
	Health Care Providers & Services — 1.7%
191	Acadia Healthcare Co., Inc.(a)	12,386
93	Cardinal Health, Inc.	9,377
1,119	Centene Corp.(a)	86,074
31	Chemed Corp.	17,675
57	Cigna Group	19,874
737	CVS Health Corp.	44,463
42	Elevance Health, Inc.	22,345
18	HCA Healthcare, Inc.	6,535
167	HealthEquity, Inc.(a)	13,106
86	Henry Schein, Inc.(a)	6,187
13	Humana, Inc.	4,701
26	Labcorp Holdings, Inc.	5,601
27	McKesson Corp.	16,660
322	Select Medical Holdings Corp.	12,803
86	UnitedHealth Group, Inc.	49,550
		327,337
	Health Care Technology — 0.4%
1,188	Doximity, Inc., Class A(a)	33,264
243	Veeva Systems, Inc., Class A(a)	46,639
		79,903
	Hotel & Resort REITs — 0.0%
186	Host Hotels & Resorts, Inc.	3,257
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.0%
359	Aramark	$12,303
4	Booking Holdings, Inc.	14,860
200	Chipotle Mexican Grill, Inc.(a)	10,864
132	Marriott Vacations Worldwide Corp.	11,164
85	McDonald's Corp.	22,559
651	Starbucks Corp.	50,745
310	Travel & Leisure Co.	14,288
40	Wingstop, Inc.	14,955
540	Yum China Holdings, Inc.	16,330
220	Yum! Brands, Inc.	29,223
		197,291
	Household Durables — 0.4%
299	KB Home	25,738
93	Meritage Homes Corp.	18,867
102	PulteGroup, Inc.	13,464
309	Taylor Morrison Home Corp.(a)	20,728
		78,797
	Household Products — 0.5%
179	Church & Dwight Co., Inc.	17,544
71	Colgate-Palmolive Co.	7,043
456	Energizer Holdings, Inc.	14,040
337	Procter & Gamble Co.	54,176
		92,803
	Independent Power & Renewable Electricity Producers — 0.1%
439	AES Corp.	7,810
742	Clearway Energy, Inc., Class A	18,275
		26,085
	Industrial Conglomerates — 0.0%
48	3M Co.	6,122
	Industrial REITs — 0.2%
88	Prologis, Inc.	11,092
424	Rexford Industrial Realty, Inc.	21,247
		32,339
	Insurance — 2.0%
40	Allstate Corp.	6,845
942	American International Group, Inc.	74,635
125	Arch Capital Group Ltd.(a)	11,972
78	Arthur J Gallagher & Co.	22,112
39	Assurant, Inc.	6,820
281	Assured Guaranty Ltd.	23,146
61	Chubb Ltd.	16,815
210	First American Financial Corp.	12,722
131	Hanover Insurance Group, Inc.	18,011
129	Hartford Financial Services Group, Inc.	14,309
56	Marsh & McLennan Cos., Inc.	12,464
105	Prudential Financial, Inc.	13,159
278	Reinsurance Group of America, Inc.	62,669
187	Selective Insurance Group, Inc.	16,890
98	Travelers Cos., Inc.	21,211
250	Willis Towers Watson PLC	70,570
		404,350
	Interactive Media & Services — 2.8%
851	Alphabet, Inc., Class A	145,981
1,167	Alphabet, Inc., Class C	202,066
399	Meta Platforms, Inc., Class A	189,457
343	Yelp, Inc.(a)	12,495
		549,999
See accompanying notes to financial statements.
67 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.6%
68	Accenture PLC, Class A	$22,482
185	Cognizant Technology Solutions Corp., Class A	14,001
147	International Business Machines Corp.	28,245
481	Kyndryl Holdings, Inc.(a)	12,924
621	Shopify, Inc., Class A(a)	38,005
		115,657
	Leisure Products — 0.1%
637	Mattel, Inc.(a)	12,288
149	YETI Holdings, Inc.(a)	6,161
		18,449
	Life Sciences Tools & Services — 1.0%
42	Agilent Technologies, Inc.	5,939
57	Danaher Corp.	15,793
406	Illumina, Inc.(a)	49,776
347	IQVIA Holdings, Inc.(a)	85,442
67	Repligen Corp.(a)	11,212
45	Thermo Fisher Scientific, Inc.	27,600
		195,762
	Machinery — 1.4%
92	AGCO Corp.	8,687
32	Caterpillar, Inc.	11,078
55	Chart Industries, Inc.(a)	8,859
13	Cummins, Inc.	3,793
248	Deere & Co.	92,251
75	Dover Corp.	13,819
108	Fortive Corp.	7,760
297	Graco, Inc.	25,260
26	Illinois Tool Works, Inc.	6,429
208	ITT, Inc.	29,424
122	Oshkosh Corp.	13,255
23	Parker-Hannifin Corp.	12,907
148	SPX Technologies, Inc.(a)	21,836
202	Terex Corp.	12,779
183	Toro Co.	17,519
		285,656
	Media — 1.0%
214	Charter Communications, Inc., Class A(a)	81,260
1,569	Comcast Corp., Class A	64,753
396	Interpublic Group of Cos., Inc.	12,739
270	Liberty Broadband Corp., Class C(a)	18,195
171	Omnicom Group, Inc.	16,765
		193,712
	Metals & Mining — 0.3%
272	Alcoa Corp.	8,987
690	Cleveland-Cliffs, Inc.(a)	10,592
144	Freeport-McMoRan, Inc.	6,539
191	Newmont Corp.	9,372
65	Reliance, Inc.	19,796
257	U.S. Steel Corp.	10,560
		65,846
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,252	Annaly Capital Management, Inc.	24,927
	Multi-Utilities — 0.1%
147	Consolidated Edison, Inc.	14,335
58	DTE Energy Co.	6,991
33	WEC Energy Group, Inc.	2,840
		24,166
Shares	Description	Value (†)
	Office REITs — 0.4%
749	COPT Defense Properties	$21,699
2,152	Easterly Government Properties, Inc.	29,977
636	Highwoods Properties, Inc.	19,697
462	Kilroy Realty Corp.	17,080
		88,453
	Oil, Gas & Consumable Fuels — 2.9%
1,048	Antero Midstream Corp.	15,049
493	Antero Resources Corp.(a)	14,307
1,814	APA Corp.	56,579
240	Chevron Corp.	38,513
465	CNX Resources Corp.(a)	12,309
736	ConocoPhillips	81,843
189	Devon Energy Corp.	8,889
30	Diamondback Energy, Inc.	6,069
619	EOG Resources, Inc.	78,489
540	Exxon Mobil Corp.	64,039
46	Hess Corp.	7,057
203	HF Sinclair Corp.	10,448
658	Kinder Morgan, Inc.	13,904
124	ONEOK, Inc.	10,333
327	Ovintiv, Inc.	15,186
574	Phillips 66	83,506
353	Range Resources Corp.	11,024
1,338	Southwestern Energy Co.(a)	8,630
19	Texas Pacific Land Corp.	16,053
49	Valero Energy Corp.	7,924
228	Williams Cos., Inc.	9,790
		569,941
	Passenger Airlines — 0.3%
1,490	Delta Air Lines, Inc.	64,100
	Personal Care Products — 0.3%
59	elf Beauty, Inc.(a)	10,182
24	Estee Lauder Cos., Inc., Class A	2,391
2,696	Kenvue, Inc.	49,849
		62,422
	Pharmaceuticals — 1.4%
373	Bristol-Myers Squibb Co.	17,740
35	Eli Lilly & Co.	28,149
88	Jazz Pharmaceuticals PLC(a)	9,702
352	Johnson & Johnson	55,563
300	Merck & Co., Inc.	33,939
199	Novartis AG, ADR	22,185
402	Novo Nordisk AS, ADR	53,317
761	Pfizer, Inc.	23,241
604	Roche Holding AG, ADR	24,468
89	Zoetis, Inc.	16,024
		284,328
	Professional Services — 0.6%
26	Automatic Data Processing, Inc.	6,828
190	Equifax, Inc.	53,080
251	Exponent, Inc.	26,626
166	Korn Ferry	12,238
61	Leidos Holdings, Inc.	8,808
34	Paychex, Inc.	4,353
67	Paylocity Holding Corp.(a)	10,055
		121,988
See accompanying notes to financial statements.
| 68

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.6%
837	CBRE Group, Inc., Class A(a)	$94,338
86	Jones Lang LaSalle, Inc.(a)	21,578
		115,916
	Residential REITs — 0.0%
43	AvalonBay Communities, Inc.	8,812
	Retail REITs — 0.3%
1,228	Brixmor Property Group, Inc.	31,277
420	NNN REIT, Inc.	18,854
40	Simon Property Group, Inc.	6,138
		56,269
	Semiconductors & Semiconductor Equipment — 3.7%
86	Advanced Micro Devices, Inc.(a)	12,425
99	Analog Devices, Inc.	22,907
50	Applied Materials, Inc.	10,610
508	ARM Holdings PLC, ADR(a)	73,238
210	Broadcom, Inc.	33,743
602	Intel Corp.	18,505
178	Lattice Semiconductor Corp.(a)	9,434
148	Micron Technology, Inc.	16,253
216	MKS Instruments, Inc.	27,194
3,244	NVIDIA Corp.	379,613
72	Onto Innovation, Inc.(a)	13,774
381	QUALCOMM, Inc.	68,942
66	Silicon Laboratories, Inc.(a)	7,929
115	Synaptics, Inc.(a)	10,042
111	Texas Instruments, Inc.	22,623
		727,232
	Software — 4.0%
23	Adobe, Inc.(a)	12,688
19	ANSYS, Inc.(a)	5,959
328	Autodesk, Inc.(a)	81,187
32	Cadence Design Systems, Inc.(a)	8,565
456	Dynatrace, Inc.(a)	20,027
16	Intuit, Inc.	10,358
81	Manhattan Associates, Inc.(a)	20,686
530	Microsoft Corp.	221,725
887	Oracle Corp.	123,692
21	Palo Alto Networks, Inc.(a)	6,819
47	PTC, Inc.(a)	8,359
68	Qualys, Inc.(a)	10,142
44	Roper Technologies, Inc.	23,969
518	Salesforce, Inc.	134,058
20	ServiceNow, Inc.(a)	16,288
58	SPS Commerce, Inc.(a)	12,494
21	Synopsys, Inc.(a)	11,725
19	Tyler Technologies, Inc.(a)	10,794
197	Workday, Inc., Class A(a)	44,743
		784,278
	Specialized REITs — 0.1%
24	American Tower Corp.	5,290
42	Crown Castle, Inc.	4,623
27	Digital Realty Trust, Inc.	4,036
9	Equinix, Inc.	7,112
118	Weyerhaeuser Co.	3,748
		24,809
	Specialty Retail — 0.9%
74	Abercrombie & Fitch Co., Class A(a)	10,914
42	Asbury Automotive Group, Inc.(a)	11,307
72	Burlington Stores, Inc.(a)	18,743
Shares	Description	Value (†)
	Specialty Retail — continued
62	Dick's Sporting Goods, Inc.	$13,414
63	Five Below, Inc.(a)	4,583
130	Floor & Decor Holdings, Inc., Class A(a)	12,740
90	Home Depot, Inc.	33,134
39	Lithia Motors, Inc.	10,777
55	Lowe's Cos., Inc.	13,503
48	Ross Stores, Inc.	6,875
218	TJX Cos., Inc.	24,638
134	Williams-Sonoma, Inc.	20,727
		181,355
	Technology Hardware, Storage & Peripherals — 0.8%
620	Apple, Inc.	137,690
237	Hewlett Packard Enterprise Co.	4,719
150	HP, Inc.	5,413
59	NetApp, Inc.	7,492
71	Western Digital Corp.(a)	4,760
		160,074
	Textiles, Apparel & Luxury Goods — 0.3%
79	Crocs, Inc.(a)	10,615
9	Deckers Outdoor Corp.(a)	8,304
116	PVH Corp.	11,831
32	Ralph Lauren Corp.	5,619
4,002	Under Armour, Inc., Class A(a)	27,894
		64,263
	Trading Companies & Distributors — 0.1%
55	Watsco, Inc.	26,922
	Water Utilities — 0.1%
129	American States Water Co.	10,646
35	American Water Works Co., Inc.	4,983
275	Essential Utilities, Inc.	11,179
		26,808
	Total Common Stocks (Identified Cost $9,887,416)	11,727,027

Principal Amount
Bonds and Notes — 4.1%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,815
	Automotive — 0.1%
9,000	Cummins, Inc., 5.150%, 2/20/2034	9,224
11,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,834
4,000	Lear Corp., 4.250%, 5/15/2029	3,886
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,535
		27,479
	Banking — 0.4%
8,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	7,716
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,720
7,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	6,554
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,949
7,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	6,918
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,124
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,875
See accompanying notes to financial statements.
69 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$3,741
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,931
9,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	8,612
11,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	10,938
4,000	State Street Corp., 2.400%, 1/24/2030	3,605
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,388
6,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,908
		83,979
	Brokerage — 0.1%
7,000	BlackRock, Inc., 2.400%, 4/30/2030	6,228
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,393
		11,621
	Building Materials — 0.1%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,581
9,000	Owens Corning, 3.950%, 8/15/2029	8,639
		14,220
	Chemicals — 0.1%
9,000	Ecolab, Inc., 2.125%, 2/01/2032	7,599
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,861
		9,460
	Consumer Products — 0.0%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,754
	Diversified Manufacturing — 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,670
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,715
		10,385
	Electric — 0.2%
3,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	2,730
9,000	Entergy Corp., 0.900%, 9/15/2025	8,603
10,000	Exelon Corp., 4.050%, 4/15/2030	9,624
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,971
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,936
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,214
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,736
		43,814
	Environmental — 0.0%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,898
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,492
		6,390
	Finance Companies — 0.0%
3,000	Ares Capital Corp., 3.250%, 7/15/2025	2,934
4,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,689
		6,623
	Food & Beverage — 0.1%
12,000	Coca-Cola Co., 1.450%, 6/01/2027	11,090
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,935
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,811
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,409
		26,245
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.1%
$4,000	Equinor ASA, 3.625%, 4/06/2040	$3,319
10,000	Federal National Mortgage Association, 6.625%, 11/15/2030	11,388
		14,707
	Health Care REITs — 0.0%
6,000	Welltower OP LLC, 2.800%, 6/01/2031	5,259
	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,885
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,348
		11,233
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,973
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,921
3,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	2,972
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,875
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,641
		16,382
	Integrated Energy — 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,906
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,668
		12,574
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,110
5,000	Manulife Financial Corp., 3.703%, 3/16/2032	4,642
6,000	MetLife, Inc., 5.375%, 7/15/2033	6,186
		12,938
	Media Entertainment — 0.0%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,945
	Metals & Mining — 0.0%
8,000	Nucor Corp., 3.125%, 4/01/2032	7,109
	Midstream — 0.0%
6,000	Enbridge, Inc., 5.625%, 4/05/2034	6,142
	Mortgage Related — 1.1%
17,067	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	13,733
11,267	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	9,460
6,838	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,784
3,571	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	3,000
1,803	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	1,515
2,481	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	2,170
5,224	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	4,567
16,338	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	14,266
6,368	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	5,565
2,621	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	2,381
2,656	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	2,412
4,574	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	4,149
890	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	834
1,816	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	1,701
5,852	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	5,761
3,269	Federal National Mortgage Association, 2.000%, 7/01/2051	2,641
6,596	Federal National Mortgage Association, 2.000%, 8/01/2051	5,318
2,531	Federal National Mortgage Association, 2.000%, 10/01/2051	2,045
13,260	Federal National Mortgage Association, 2.000%, 3/01/2052	10,673
3,647	Federal National Mortgage Association, 2.500%, 2/01/2051	3,089
See accompanying notes to financial statements.
| 70

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$3,154	Federal National Mortgage Association, 2.500%, 9/01/2051	$2,675
13,499	Federal National Mortgage Association, 2.500%, 6/01/2052	11,336
494	Federal National Mortgage Association, 3.000%, 4/01/2034	468
267	Federal National Mortgage Association, 3.000%, 7/01/2034	253
737	Federal National Mortgage Association, 3.000%, 6/01/2049	654
1,052	Federal National Mortgage Association, 3.000%, 12/01/2049	932
5,261	Federal National Mortgage Association, 3.000%, 5/01/2051	4,640
4,338	Federal National Mortgage Association, 3.000%, 4/01/2052	3,793
5,434	Federal National Mortgage Association, 3.000%, 7/01/2052	4,750
957	Federal National Mortgage Association, 3.500%, 6/01/2049	883
491	Federal National Mortgage Association, 3.500%, 8/01/2049	453
11,292	Federal National Mortgage Association, 3.500%, 5/01/2052	10,260
10,095	Federal National Mortgage Association, 3.500%, 8/01/2052	9,172
272	Federal National Mortgage Association, 4.000%, 2/01/2049	261
351	Federal National Mortgage Association, 4.000%, 3/01/2050	333
4,498	Federal National Mortgage Association, 4.000%, 9/01/2052	4,220
9,429	Federal National Mortgage Association, 4.000%, 5/01/2053	8,837
109	Federal National Mortgage Association, 4.500%, 6/01/2048	106
271	Federal National Mortgage Association, 4.500%, 5/01/2049	264
1,852	Federal National Mortgage Association, 4.500%, 2/01/2053	1,784
933	Federal National Mortgage Association, 4.500%, 4/01/2053	899
9,580	Federal National Mortgage Association, 4.500%, 8/01/2053	9,225
850	Government National Mortgage Association, 3.000%, 4/20/2052	758
6,912	Government National Mortgage Association, 3.000%, 6/20/2052	6,167
961	Government National Mortgage Association, 4.000%, 8/20/2053	908
3,844	Government National Mortgage Association, 5.000%, 7/20/2053	3,805
18,203	Government National Mortgage Association, 5.500%, 4/20/2053	18,261
		207,161
	Office REITs — 0.1%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,811
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,829
		12,640
Principal Amount	Description	Value (†)
	Oil Field Services — 0.0%
$3,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$2,882
4,000	Schlumberger Investment SA, 4.850%, 5/15/2033	4,016
		6,898
	Other REITs — 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	3,279
	Pharmaceuticals — 0.1%
11,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	9,509
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,741
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,707
2,000	Merck & Co., Inc., 1.450%, 6/24/2030	1,692
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,508
		20,157
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,812
3,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	2,621
		4,433
	Railroads — 0.0%
7,000	CSX Corp., 2.600%, 11/01/2026	6,694
	Restaurants — 0.0%
6,000	Starbucks Corp., 2.250%, 3/12/2030	5,296
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,711
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,913
		3,624
	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,532
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	7,982
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,861
		18,375
	Technology — 0.3%
7,000	Adobe, Inc., 2.300%, 2/01/2030	6,282
7,000	Apple, Inc., 2.500%, 2/09/2025	6,901
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,860
4,000	Intel Corp., 2.450%, 11/15/2029	3,591
6,000	International Business Machines Corp., 4.000%, 6/20/2042	5,047
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,416
7,000	Oracle Corp., 2.950%, 5/15/2025	6,874
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,462
7,000	Salesforce, Inc., 1.500%, 7/15/2028	6,267
3,000	Texas Instruments, Inc., 4.900%, 3/14/2033	3,070
		55,770
	Treasuries — 0.6%
13,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	6,676
8,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,994
7,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	5,088
19,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	14,735
20,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	16,064
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	8,640
14,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	10,944
11,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	10,946
30,000	U.S. Treasury Notes, 0.375%, 11/30/2025	28,393
		107,480
	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,827
See accompanying notes to financial statements.
71 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2055 Fund (continued)
Principal Amount	Description	Value (†)
	Wireless — 0.0%
$3,000	Vodafone Group PLC, 6.150%, 2/27/2037	$3,249
	Wirelines — 0.1%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,176
12,000	Verizon Communications, Inc., 2.650%, 11/20/2040	8,481
		10,657
	Total Bonds and Notes (Identified Cost $816,534)	806,614

Shares
Exchange-Traded Funds — 9.0%
22,145	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,678,543)	1,786,216

Mutual Funds — 14.3%
77,529	WCM Focused Emerging Markets Fund, Institutional Class	1,062,154
69,826	WCM Focused International Growth Fund, Institutional Class	1,758,911
	Total Mutual Funds (Identified Cost $2,859,526)	2,821,065

Affiliated Mutual Funds — 10.5%
1,388	Loomis Sayles Inflation Protected Securities Fund, Class N	13,392
34,561	Mirova Global Green Bond Fund, Class N	299,302
137,628	Mirova International Sustainable Equity Fund, Class N	1,769,893
	Total Affiliated Mutual Funds (Identified Cost $2,081,408)	2,082,587

Principal Amount
Short-Term Investments — 3.5%
$687,623	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $687,690 on 8/01/2024 collateralized by $655,600 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $616,288; $84,700 U.S. Treasury Note, 4.000% due 2/15/2026 valued at $85,646 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $687,623)	687,623
	Total Investments — 100.6% (Identified Cost $18,011,050)	19,911,132
	Other assets less liabilities — (0.6)%	(111,608)
	Net Assets — 100.0%	$19,799,524

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $10,680 or 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	91.4%
Fixed Income	5.7
Short-Term Investments	3.5
Total Investments	100.6
Other assets less liabilities	(0.6)
Net Assets	100.0%
See accompanying notes to financial statements.
| 72

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund

Shares	Description	Value (†)
Common Stocks — 59.0% of Net Assets
	Aerospace & Defense — 1.4%
204	AAR Corp.(a)	$13,178
614	Boeing Co.(a)	117,029
167	General Electric Co.	28,423
40	L3Harris Technologies, Inc.	9,076
34	Lockheed Martin Corp.	18,425
84	Moog, Inc., Class A	16,472
12	Northrop Grumman Corp.	5,812
196	RTX Corp.	23,028
		231,443
	Air Freight & Logistics — 0.4%
262	Expeditors International of Washington, Inc.	32,703
28	FedEx Corp.	8,463
158	GXO Logistics, Inc.(a)	8,845
77	United Parcel Service, Inc., Class B	10,038
		60,049
	Automobile Components — 0.6%
36	Aptiv PLC(a)	2,498
711	BorgWarner, Inc.	25,106
547	Dana, Inc.	6,952
571	Magna International, Inc.	25,335
739	Mobileye Global, Inc., Class A(a)	15,519
160	Visteon Corp.(a)	18,486
		93,896
	Automobiles — 1.5%
1,755	General Motors Co.	77,782
676	Tesla, Inc.(a)	156,879
76	Thor Industries, Inc.	8,067
		242,728
	Banks — 3.6%
339	Ameris Bancorp	20,642
882	Banc of California, Inc.	12,330
1,935	Bank of America Corp.	78,000
1,298	Citigroup, Inc.	84,214
130	Citizens Financial Group, Inc.	5,547
194	East West Bancorp, Inc.	17,051
25	First Citizens BancShares, Inc., Class A	52,192
618	First Financial Bancorp	16,908
1,016	Fulton Financial Corp.	19,680
344	International Bancshares Corp.	23,199
309	JPMorgan Chase & Co.	65,755
91	PNC Financial Services Group, Inc.	16,480
150	Regions Financial Corp.	3,356
374	SouthState Corp.	37,015
846	Truist Financial Corp.	37,808
191	U.S. Bancorp	8,572
326	Webster Financial Corp.	16,176
1,117	Wells Fargo & Co.	66,283
		581,208
	Beverages — 0.9%
58	Boston Beer Co., Inc., Class A(a)	16,252
383	Coca-Cola Co.	25,561
160	Keurig Dr Pepper, Inc.	5,485
1,344	Monster Beverage Corp.(a)	69,149
134	PepsiCo, Inc.	23,138
		139,585
	Biotechnology — 1.6%
136	AbbVie, Inc.	25,204
Shares	Description	Value (†)
	Biotechnology — continued
237	Alnylam Pharmaceuticals, Inc.(a)	$56,278
37	Amgen, Inc.	12,301
169	BioMarin Pharmaceutical, Inc.(a)	14,252
271	CRISPR Therapeutics AG(a)	15,526
188	Gilead Sciences, Inc.	14,299
30	GRAIL, Inc.(a)	461
167	Halozyme Therapeutics, Inc.(a)	9,229
62	Incyte Corp.(a)	4,034
26	Moderna, Inc.(a)	3,100
97	Neurocrine Biosciences, Inc.(a)	13,732
59	Regeneron Pharmaceuticals, Inc.(a)	63,672
69	Sarepta Therapeutics, Inc.(a)	9,815
29	United Therapeutics Corp.(a)	9,085
12	Vertex Pharmaceuticals, Inc.(a)	5,949
		256,937
	Broadline Retail — 1.4%
216	Alibaba Group Holding Ltd., ADR	17,032
1,033	Amazon.com, Inc.(a)	193,150
398	eBay, Inc.	22,133
		232,315
	Building Products — 0.9%
44	Carlisle Cos., Inc.	18,418
98	Carrier Global Corp.	6,675
492	Fortune Brands Innovations, Inc.	39,758
34	Lennox International, Inc.	19,839
421	Masco Corp.	32,775
106	Owens Corning	19,756
106	Trex Co., Inc.(a)	8,865
		146,086
	Capital Markets — 3.3%
928	Bank of New York Mellon Corp.	60,385
42	BlackRock, Inc.	36,813
63	Cboe Global Markets, Inc.	11,561
1,100	Charles Schwab Corp.	71,709
85	CME Group, Inc.	16,465
65	FactSet Research Systems, Inc.	26,851
63	Goldman Sachs Group, Inc.	32,069
518	Intercontinental Exchange, Inc.	78,508
270	Janus Henderson Group PLC	10,052
93	Morgan Stanley	9,599
54	MSCI, Inc.	29,201
570	Nasdaq, Inc.	38,578
30	Northern Trust Corp.	2,659
46	S&P Global, Inc.	22,298
408	SEI Investments Co.	27,679
606	State Street Corp.	51,492
31	T. Rowe Price Group, Inc.	3,540
54	Virtus Investment Partners, Inc.	12,204
		541,663
	Chemicals — 1.1%
30	Air Products & Chemicals, Inc.	7,916
167	Celanese Corp.	23,572
962	Corteva, Inc.	53,968
45	DuPont de Nemours, Inc.	3,767
61	Ecolab, Inc.	14,072
152	HB Fuller Co.	13,102
105	Innospec, Inc.	13,770
52	Linde PLC	23,582
125	Minerals Technologies, Inc.	9,797
See accompanying notes to financial statements.
73 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
19	Sherwin-Williams Co.	$6,665
72	Stepan Co.	6,093
		176,304
	Commercial Services & Supplies — 0.2%
77	MSA Safety, Inc.	14,526
164	RB Global, Inc.	13,060
26	Waste Management, Inc.	5,269
		32,855
	Communications Equipment — 0.3%
179	Ciena Corp.(a)	9,441
419	Cisco Systems, Inc.	20,301
52	F5, Inc.(a)	10,589
20	Motorola Solutions, Inc.	7,978
		48,309
	Construction & Engineering — 0.2%
225	AECOM	20,387
54	Comfort Systems USA, Inc.	17,951
		38,338
	Construction Materials — 0.2%
20	Martin Marietta Materials, Inc.	11,867
47	Vulcan Materials Co.	12,902
		24,769
	Consumer Finance — 1.0%
1,693	Ally Financial, Inc.	76,202
63	American Express Co.	15,941
445	Capital One Financial Corp.	67,373
106	Synchrony Financial	5,384
		164,900
	Consumer Staples Distribution & Retail — 1.3%
153	BJ's Wholesale Club Holdings, Inc.(a)	13,458
35	Casey's General Stores, Inc.	13,574
36	Costco Wholesale Corp.	29,592
1,746	Kroger Co.	95,157
149	Sprouts Farmers Market, Inc.(a)	14,884
32	Target Corp.	4,813
499	Walmart, Inc.	34,251
		205,729
	Containers & Packaging — 0.2%
155	Crown Holdings, Inc.	13,748
250	Sonoco Products Co.	13,480
		27,228
	Distributors — 0.0%
34	Genuine Parts Co.	5,002
	Diversified Consumer Services — 0.2%
91	Grand Canyon Education, Inc.(a)	14,192
188	Service Corp. International	15,023
		29,215
	Diversified REITs — 0.1%
436	American Assets Trust, Inc.	11,563
	Diversified Telecommunication Services — 0.4%
1,426	AT&T, Inc.	27,450
395	Iridium Communications, Inc.	11,337
608	Verizon Communications, Inc.	24,636
		63,423
Shares	Description	Value (†)
	Electric Utilities — 0.5%
271	Alliant Energy Corp.	$15,084
223	Evergy, Inc.	12,934
154	Eversource Energy	9,996
120	Exelon Corp.	4,464
271	FirstEnergy Corp.	11,358
99	IDACORP, Inc.	9,677
554	PPL Corp.	16,465
143	Xcel Energy, Inc.	8,334
		88,312
	Electrical Equipment — 0.5%
64	Eaton Corp. PLC	19,507
127	Emerson Electric Co.	14,873
47	GE Vernova, Inc.(a)	8,377
230	nVent Electric PLC	16,705
85	Regal Rexnord Corp.	13,658
		73,120
	Electronic Equipment, Instruments & Components — 0.8%
118	Advanced Energy Industries, Inc.	13,732
210	Amphenol Corp., Class A	13,495
248	Avnet, Inc.	13,332
192	Cognex Corp.	9,527
132	Coherent Corp.(a)	9,198
55	Corning, Inc.	2,200
43	Fabrinet(a)	9,484
607	Knowles Corp.(a)	11,090
38	Littelfuse, Inc.	10,150
171	TE Connectivity Ltd.	26,390
14	Teledyne Technologies, Inc.(a)	5,906
14	Zebra Technologies Corp., Class A(a)	4,917
		129,421
	Energy Equipment & Services — 0.2%
333	ChampionX Corp.	11,409
709	NOV, Inc.	14,761
169	Schlumberger NV	8,161
		34,331
	Entertainment — 1.5%
60	Electronic Arts, Inc.	9,056
182	Netflix, Inc.(a)	114,360
28	Take-Two Interactive Software, Inc.(a)	4,215
893	Walt Disney Co.	83,665
3,438	Warner Bros. Discovery, Inc.(a)	29,739
		241,035
	Financial Services — 2.3%
317	Block, Inc.(a)	19,616
824	Corebridge Financial, Inc.	24,349
436	Fiserv, Inc.(a)	71,317
378	Global Payments, Inc.	38,420
21	Jack Henry & Associates, Inc.	3,601
47	Mastercard, Inc., Class A	21,794
835	MGIC Investment Corp.	20,741
398	PayPal Holdings, Inc.(a)	26,181
476	Visa, Inc., Class A	126,459
237	Voya Financial, Inc.	17,237
52	WEX, Inc.(a)	9,539
		379,254
	Food Products — 0.6%
113	Campbell Soup Co.	5,295
136	Darling Ingredients, Inc.(a)	5,403
See accompanying notes to financial statements.
| 74

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
222	General Mills, Inc.	$14,905
33	Hershey Co.	6,517
103	Ingredion, Inc.	12,810
141	Kellanova	8,199
450	Kraft Heinz Co.	15,845
91	McCormick & Co., Inc.	7,008
245	Mondelez International, Inc., Class A	16,746
		92,728
	Gas Utilities — 0.2%
77	Atmos Energy Corp.	9,847
284	New Jersey Resources Corp.	13,277
176	ONE Gas, Inc.	12,255
		35,379
	Ground Transportation — 0.4%
314	CSX Corp.	11,021
51	Norfolk Southern Corp.	12,728
72	Ryder System, Inc.	10,091
23	Saia, Inc.(a)	9,611
61	Uber Technologies, Inc.(a)	3,933
32	Union Pacific Corp.	7,895
91	XPO, Inc.(a)	10,455
		65,734
	Health Care Equipment & Supplies — 0.9%
181	Abbott Laboratories	19,175
13	Align Technology, Inc.(a)	3,014
701	Baxter International, Inc.	25,110
44	Becton Dickinson & Co.	10,607
59	Edwards Lifesciences Corp.(a)	3,720
90	Intuitive Surgical, Inc.(a)	40,015
131	LeMaitre Vascular, Inc.	11,383
172	Medtronic PLC	13,815
159	Merit Medical Systems, Inc.(a)	13,561
39	Penumbra, Inc.(a)	6,516
23	Stryker Corp.	7,531
		154,447
	Health Care Providers & Services — 1.6%
158	Acadia Healthcare Co., Inc.(a)	10,246
73	Cardinal Health, Inc.	7,360
915	Centene Corp.(a)	70,382
25	Chemed Corp.	14,254
47	Cigna Group	16,387
605	CVS Health Corp.	36,500
35	Elevance Health, Inc.	18,621
15	HCA Healthcare, Inc.	5,446
137	HealthEquity, Inc.(a)	10,752
70	Henry Schein, Inc.(a)	5,036
11	Humana, Inc.	3,978
22	Labcorp Holdings, Inc.	4,740
22	McKesson Corp.	13,574
267	Select Medical Holdings Corp.	10,616
72	UnitedHealth Group, Inc.	41,483
		269,375
	Health Care Technology — 0.4%
1,001	Doximity, Inc., Class A(a)	28,028
200	Veeva Systems, Inc., Class A(a)	38,386
		66,414
	Hotel & Resort REITs — 0.0%
170	Host Hotels & Resorts, Inc.	2,977
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.0%
297	Aramark	$10,178
3	Booking Holdings, Inc.	11,145
150	Chipotle Mexican Grill, Inc.(a)	8,148
110	Marriott Vacations Worldwide Corp.	9,304
70	McDonald's Corp.	18,578
542	Starbucks Corp.	42,249
257	Travel & Leisure Co.	11,845
33	Wingstop, Inc.	12,338
444	Yum China Holdings, Inc.	13,427
186	Yum! Brands, Inc.	24,706
		161,918
	Household Durables — 0.4%
248	KB Home	21,348
75	Meritage Homes Corp.	15,215
81	PulteGroup, Inc.	10,692
252	Taylor Morrison Home Corp.(a)	16,904
		64,159
	Household Products — 0.5%
144	Church & Dwight Co., Inc.	14,113
60	Colgate-Palmolive Co.	5,951
378	Energizer Holdings, Inc.	11,639
273	Procter & Gamble Co.	43,888
		75,591
	Independent Power & Renewable Electricity Producers — 0.1%
354	AES Corp.	6,298
611	Clearway Energy, Inc., Class A	15,049
		21,347
	Industrial Conglomerates — 0.0%
43	3M Co.	5,485
	Industrial REITs — 0.2%
72	Prologis, Inc.	9,076
350	Rexford Industrial Realty, Inc.	17,538
		26,614
	Insurance — 2.0%
32	Allstate Corp.	5,476
776	American International Group, Inc.	61,482
102	Arch Capital Group Ltd.(a)	9,770
64	Arthur J Gallagher & Co.	18,143
33	Assurant, Inc.	5,771
234	Assured Guaranty Ltd.	19,275
51	Chubb Ltd.	14,059
181	First American Financial Corp.	10,965
109	Hanover Insurance Group, Inc.	14,986
110	Hartford Financial Services Group, Inc.	12,201
48	Marsh & McLennan Cos., Inc.	10,683
86	Prudential Financial, Inc.	10,777
230	Reinsurance Group of America, Inc.	51,849
156	Selective Insurance Group, Inc.	14,090
81	Travelers Cos., Inc.	17,532
203	Willis Towers Watson PLC	57,303
		334,362
	Interactive Media & Services — 2.7%
689	Alphabet, Inc., Class A	118,191
959	Alphabet, Inc., Class C	166,051
321	Meta Platforms, Inc., Class A	152,420
284	Yelp, Inc.(a)	10,346
		447,008
See accompanying notes to financial statements.
75 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.6%
55	Accenture PLC, Class A	$18,184
147	Cognizant Technology Solutions Corp., Class A	11,125
122	International Business Machines Corp.	23,441
383	Kyndryl Holdings, Inc.(a)	10,292
516	Shopify, Inc., Class A(a)	31,579
		94,621
	Leisure Products — 0.1%
528	Mattel, Inc.(a)	10,185
124	YETI Holdings, Inc.(a)	5,128
		15,313
	Life Sciences Tools & Services — 1.0%
34	Agilent Technologies, Inc.	4,808
47	Danaher Corp.	13,023
339	Illumina, Inc.(a)	41,561
286	IQVIA Holdings, Inc.(a)	70,422
56	Repligen Corp.(a)	9,371
38	Thermo Fisher Scientific, Inc.	23,307
		162,492
	Machinery — 1.4%
77	AGCO Corp.	7,270
26	Caterpillar, Inc.	9,001
46	Chart Industries, Inc.(a)	7,410
10	Cummins, Inc.	2,918
206	Deere & Co.	76,628
64	Dover Corp.	11,793
91	Fortive Corp.	6,538
246	Graco, Inc.	20,922
20	Illinois Tool Works, Inc.	4,946
175	ITT, Inc.	24,756
105	Oshkosh Corp.	11,408
19	Parker-Hannifin Corp.	10,662
97	SPX Technologies, Inc.(a)	14,311
168	Terex Corp.	10,628
151	Toro Co.	14,455
		233,646
	Media — 1.0%
176	Charter Communications, Inc., Class A(a)	66,831
1,291	Comcast Corp., Class A	53,279
327	Interpublic Group of Cos., Inc.	10,520
222	Liberty Broadband Corp., Class C(a)	14,960
144	Omnicom Group, Inc.	14,118
		159,708
	Metals & Mining — 0.3%
225	Alcoa Corp.	7,434
572	Cleveland-Cliffs, Inc.(a)	8,780
118	Freeport-McMoRan, Inc.	5,359
154	Newmont Corp.	7,557
54	Reliance, Inc.	16,446
213	U.S. Steel Corp.	8,752
		54,328
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
1,045	Annaly Capital Management, Inc.	20,806
	Multi-Utilities — 0.1%
118	Consolidated Edison, Inc.	11,507
48	DTE Energy Co.	5,786
32	WEC Energy Group, Inc.	2,754
		20,047
Shares	Description	Value (†)
	Office REITs — 0.5%
622	COPT Defense Properties	$18,019
1,784	Easterly Government Properties, Inc.	24,851
528	Highwoods Properties, Inc.	16,352
382	Kilroy Realty Corp.	14,123
		73,345
	Oil, Gas & Consumable Fuels — 2.9%
863	Antero Midstream Corp.	12,393
396	Antero Resources Corp.(a)	11,492
1,493	APA Corp.	46,567
195	Chevron Corp.	31,292
385	CNX Resources Corp.(a)	10,191
604	ConocoPhillips	67,165
163	Devon Energy Corp.	7,666
24	Diamondback Energy, Inc.	4,855
507	EOG Resources, Inc.	64,287
442	Exxon Mobil Corp.	52,417
38	Hess Corp.	5,830
168	HF Sinclair Corp.	8,647
552	Kinder Morgan, Inc.	11,664
97	ONEOK, Inc.	8,083
271	Ovintiv, Inc.	12,585
473	Phillips 66	68,812
303	Range Resources Corp.	9,463
1,109	Southwestern Energy Co.(a)	7,153
16	Texas Pacific Land Corp.	13,518
42	Valero Energy Corp.	6,792
194	Williams Cos., Inc.	8,330
		469,202
	Passenger Airlines — 0.3%
1,229	Delta Air Lines, Inc.	52,872
	Personal Care Products — 0.3%
66	elf Beauty, Inc.(a)	11,390
18	Estee Lauder Cos., Inc., Class A	1,793
2,215	Kenvue, Inc.	40,956
		54,139
	Pharmaceuticals — 1.4%
310	Bristol-Myers Squibb Co.	14,744
29	Eli Lilly & Co.	23,324
73	Jazz Pharmaceuticals PLC(a)	8,048
288	Johnson & Johnson	45,461
245	Merck & Co., Inc.	27,717
167	Novartis AG, ADR	18,617
338	Novo Nordisk AS, ADR	44,829
651	Pfizer, Inc.	19,881
506	Roche Holding AG, ADR	20,498
75	Zoetis, Inc.	13,503
		236,622
	Professional Services — 0.6%
22	Automatic Data Processing, Inc.	5,778
156	Equifax, Inc.	43,582
207	Exponent, Inc.	21,958
138	Korn Ferry	10,173
49	Leidos Holdings, Inc.	7,076
28	Paychex, Inc.	3,584
56	Paylocity Holding Corp.(a)	8,404
		100,555
See accompanying notes to financial statements.
| 76

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.6%
691	CBRE Group, Inc., Class A(a)	$77,882
71	Jones Lang LaSalle, Inc.(a)	17,814
		95,696
	Residential REITs — 0.0%
35	AvalonBay Communities, Inc.	7,172
	Retail REITs — 0.3%
1,018	Brixmor Property Group, Inc.	25,928
349	NNN REIT, Inc.	15,667
35	Simon Property Group, Inc.	5,370
		46,965
	Semiconductors & Semiconductor Equipment — 3.6%
69	Advanced Micro Devices, Inc.(a)	9,969
82	Analog Devices, Inc.	18,973
40	Applied Materials, Inc.	8,488
425	ARM Holdings PLC, ADR(a)	61,272
160	Broadcom, Inc.	25,709
491	Intel Corp.	15,093
148	Lattice Semiconductor Corp.(a)	7,844
118	Micron Technology, Inc.	12,959
179	MKS Instruments, Inc.	22,536
2,652	NVIDIA Corp.	310,337
60	Onto Innovation, Inc.(a)	11,478
319	QUALCOMM, Inc.	57,723
55	Silicon Laboratories, Inc.(a)	6,607
95	Synaptics, Inc.(a)	8,296
94	Texas Instruments, Inc.	19,158
		596,442
	Software — 4.0%
20	Adobe, Inc.(a)	11,033
15	ANSYS, Inc.(a)	4,704
276	Autodesk, Inc.(a)	68,316
24	Cadence Design Systems, Inc.(a)	6,424
369	Dynatrace, Inc.(a)	16,207
13	Intuit, Inc.	8,416
67	Manhattan Associates, Inc.(a)	17,110
441	Microsoft Corp.	184,492
742	Oracle Corp.	103,472
18	Palo Alto Networks, Inc.(a)	5,845
38	PTC, Inc.(a)	6,758
56	Qualys, Inc.(a)	8,352
36	Roper Technologies, Inc.	19,611
431	Salesforce, Inc.	111,543
16	ServiceNow, Inc.(a)	13,030
48	SPS Commerce, Inc.(a)	10,340
17	Synopsys, Inc.(a)	9,491
16	Tyler Technologies, Inc.(a)	9,090
166	Workday, Inc., Class A(a)	37,702
		651,936
	Specialized REITs — 0.1%
18	American Tower Corp.	3,967
34	Crown Castle, Inc.	3,743
22	Digital Realty Trust, Inc.	3,289
8	Equinix, Inc.	6,322
90	Weyerhaeuser Co.	2,858
		20,179
	Specialty Retail — 0.9%
81	Abercrombie & Fitch Co., Class A(a)	11,946
34	Asbury Automotive Group, Inc.(a)	9,153
59	Burlington Stores, Inc.(a)	15,359
Shares	Description	Value (†)
	Specialty Retail — continued
53	Dick's Sporting Goods, Inc.	$11,466
53	Five Below, Inc.(a)	3,855
106	Floor & Decor Holdings, Inc., Class A(a)	10,388
73	Home Depot, Inc.	26,876
33	Lithia Motors, Inc.	9,119
43	Lowe's Cos., Inc.	10,557
39	Ross Stores, Inc.	5,586
184	TJX Cos., Inc.	20,796
112	Williams-Sonoma, Inc.	17,324
		152,425
	Technology Hardware, Storage & Peripherals — 0.8%
509	Apple, Inc.	113,039
198	Hewlett Packard Enterprise Co.	3,942
126	HP, Inc.	4,547
55	NetApp, Inc.	6,984
58	Western Digital Corp.(a)	3,889
		132,401
	Textiles, Apparel & Luxury Goods — 0.3%
63	Crocs, Inc.(a)	8,465
7	Deckers Outdoor Corp.(a)	6,458
96	PVH Corp.	9,791
25	Ralph Lauren Corp.	4,390
3,253	Under Armour, Inc., Class A(a)	22,674
		51,778
	Trading Companies & Distributors — 0.1%
45	Watsco, Inc.	22,027
	Water Utilities — 0.1%
107	American States Water Co.	8,831
28	American Water Works Co., Inc.	3,986
228	Essential Utilities, Inc.	9,268
		22,085
	Total Common Stocks (Identified Cost $8,113,030)	9,669,358

Principal Amount
Bonds and Notes — 4.0%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,815
	Automotive — 0.1%
6,000	Cummins, Inc., 5.150%, 2/20/2034	6,149
8,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	7,880
2,000	Lear Corp., 4.250%, 5/15/2029	1,943
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,651
		18,623
	Banking — 0.4%
5,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,822
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,720
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,682
3,000	Citigroup, Inc., 4.600%, 3/09/2026	2,978
5,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	4,942
9,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,873
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,875
See accompanying notes to financial statements.
77 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$3,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	$2,806
2,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	1,966
6,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	5,741
8,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	7,955
3,000	State Street Corp., 2.400%, 1/24/2030	2,704
3,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	2,541
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,877
		66,482
	Brokerage — 0.1%
6,000	BlackRock, Inc., 2.400%, 4/30/2030	5,339
7,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,718
		10,057
	Building Materials — 0.1%
4,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	3,721
8,000	Owens Corning, 3.950%, 8/15/2029	7,679
		11,400
	Chemicals — 0.0%
6,000	Ecolab, Inc., 2.125%, 2/01/2032	5,066
1,000	LYB International Finance BV, 5.250%, 7/15/2043	930
		5,996
	Consumer Products — 0.0%
7,000	Procter & Gamble Co., 3.000%, 3/25/2030	6,570
	Diversified Manufacturing — 0.1%
9,000	Eaton Corp., 4.150%, 3/15/2033	8,629
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,810
		10,439
	Electric — 0.2%
2,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	1,820
9,000	Entergy Corp., 0.900%, 9/15/2025	8,603
3,000	Exelon Corp., 4.050%, 4/15/2030	2,887
6,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	5,228
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	968
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	803
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,784
		29,093
	Environmental — 0.0%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,265
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,983
		6,248
	Finance Companies — 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,868
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,767
		8,635
	Food & Beverage — 0.1%
7,000	Coca-Cola Co., 1.450%, 6/01/2027	6,469
4,000	General Mills, Inc., 4.000%, 4/17/2025	3,963
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,811
6,000	PepsiCo, Inc., 2.750%, 3/19/2030	5,493
		17,736
Principal Amount	Description	Value (†)
	Government Owned - No Guarantee — 0.1%
$3,000	Equinor ASA, 3.625%, 4/06/2040	$2,489
9,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,249
		12,738
	Health Care REITs — 0.0%
3,000	Welltower OP LLC, 2.800%, 6/01/2031	2,630
	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,885
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,208
		9,093
	Healthcare — 0.1%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,959
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,961
4,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	3,962
3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	2,906
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,821
		13,609
	Integrated Energy — 0.1%
4,000	Exxon Mobil Corp., 2.992%, 3/19/2025	3,947
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,668
		9,615
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,110
4,000	Manulife Financial Corp., 3.703%, 3/16/2032	3,714
6,000	MetLife, Inc., 5.375%, 7/15/2033	6,186
		12,010
	Media Entertainment — 0.0%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,973
	Metals & Mining — 0.0%
4,000	Nucor Corp., 3.125%, 4/01/2032	3,555
	Midstream — 0.0%
4,000	Enbridge, Inc., 5.625%, 4/05/2034	4,095
	Mortgage Related — 1.0%
7,049	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	5,672
5,390	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	4,337
7,512	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2051	6,307
2,492	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	2,111
5,129	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	4,338
1,786	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	1,500
1,803	Federal Home Loan Mortgage Corp., 2.500%, 6/01/2052	1,515
3,308	Federal Home Loan Mortgage Corp., 3.000%, 2/01/2052	2,893
3,482	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	3,044
5,323	Federal Home Loan Mortgage Corp., 3.000%, 5/01/2052	4,653
2,689	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	2,351
6,354	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	5,548
3,639	Federal Home Loan Mortgage Corp., 3.000%, 9/01/2052	3,180
6,116	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	5,557
3,542	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	3,216
6,403	Federal Home Loan Mortgage Corp., 3.500%, 10/01/2052	5,809
890	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	835
4,876	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	4,801
3,269	Federal National Mortgage Association, 2.000%, 7/01/2051	2,641
4,947	Federal National Mortgage Association, 2.000%, 8/01/2051	3,988
844	Federal National Mortgage Association, 2.000%, 10/01/2051	682
See accompanying notes to financial statements.
| 78

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$5,387	Federal National Mortgage Association, 2.000%, 4/01/2052	$4,336
3,647	Federal National Mortgage Association, 2.500%, 2/01/2051	3,089
2,314	Federal National Mortgage Association, 2.500%, 8/01/2051	1,951
1,577	Federal National Mortgage Association, 2.500%, 9/01/2051	1,337
5,129	Federal National Mortgage Association, 2.500%, 2/01/2052	4,339
7,041	Federal National Mortgage Association, 2.500%, 4/01/2052	5,949
494	Federal National Mortgage Association, 3.000%, 4/01/2034	468
491	Federal National Mortgage Association, 3.000%, 6/01/2049	436
1,052	Federal National Mortgage Association, 3.000%, 12/01/2049	932
2,923	Federal National Mortgage Association, 3.000%, 5/01/2051	2,578
3,470	Federal National Mortgage Association, 3.000%, 4/01/2052	3,034
3,623	Federal National Mortgage Association, 3.000%, 7/01/2052	3,167
740	Federal National Mortgage Association, 3.500%, 6/01/2049	683
245	Federal National Mortgage Association, 3.500%, 8/01/2049	226
1,685	Federal National Mortgage Association, 3.500%, 4/01/2052	1,531
6,949	Federal National Mortgage Association, 3.500%, 5/01/2052	6,314
176	Federal National Mortgage Association, 4.000%, 3/01/2050	167
1,795	Federal National Mortgage Association, 4.000%, 8/01/2052	1,683
2,699	Federal National Mortgage Association, 4.000%, 9/01/2052	2,532
7,543	Federal National Mortgage Association, 4.000%, 5/01/2053	7,069
271	Federal National Mortgage Association, 4.500%, 5/01/2049	264
2,778	Federal National Mortgage Association, 4.500%, 2/01/2053	2,676
933	Federal National Mortgage Association, 4.500%, 4/01/2053	899
944	Federal National Mortgage Association, 4.500%, 7/01/2053	910
4,790	Federal National Mortgage Association, 4.500%, 8/01/2053	4,613
849	Government National Mortgage Association, 3.000%, 4/20/2052	758
5,184	Government National Mortgage Association, 3.000%, 6/20/2052	4,625
2,884	Government National Mortgage Association, 4.000%, 8/20/2053	2,723
2,883	Government National Mortgage Association, 5.000%, 7/20/2053	2,853
14,562	Government National Mortgage Association, 5.500%, 4/20/2053	14,608
		161,728
Principal Amount	Description	Value (†)
	Office REITs — 0.1%
$8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$7,848
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,772
		11,620
	Oil Field Services — 0.1%
6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	5,763
2,000	Schlumberger Investment SA, 4.850%, 5/15/2033	2,008
		7,771
	Other REITs — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,459
	Pharmaceuticals — 0.1%
10,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	8,644
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,611
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,707
3,000	Merck & Co., Inc., 1.450%, 6/24/2030	2,538
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,772
		23,272
	Property & Casualty Insurance — 0.0%
2,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	1,747
	Railroads — 0.0%
6,000	CSX Corp., 2.600%, 11/01/2026	5,738
	Restaurants — 0.0%
4,000	Starbucks Corp., 2.250%, 3/12/2030	3,531
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,711
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,869
		4,580
	Retailers — 0.1%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,345
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	7,982
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,861
		20,188
	Technology — 0.3%
5,000	Adobe, Inc., 2.300%, 2/01/2030	4,487
6,000	Apple, Inc., 2.500%, 2/09/2025	5,915
2,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	1,930
3,000	Intel Corp., 2.450%, 11/15/2029	2,693
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,523
7,000	NVIDIA Corp., 2.850%, 4/01/2030	6,489
4,000	Oracle Corp., 2.950%, 5/15/2025	3,928
6,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,847
5,000	Salesforce, Inc., 1.500%, 7/15/2028	4,477
4,000	Texas Instruments, Inc., 4.900%, 3/14/2033	4,093
		41,382
	Treasuries — 0.5%
10,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,136
7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	5,244
6,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,361
15,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	11,633
16,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	12,851
9,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	7,069
11,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	8,599
9,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	8,956
24,000	U.S. Treasury Notes, 0.375%, 11/30/2025	22,715
		86,564
See accompanying notes to financial statements.
79 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2060 Fund (continued)
Principal Amount	Description	Value (†)
	Utility Other — 0.0%
$5,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$4,023
	Wireless — 0.0%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,166
	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,450
9,000	Verizon Communications, Inc., 2.650%, 11/20/2040	6,361
		7,811
	Total Bonds and Notes (Identified Cost $663,174)	646,992

Shares
Exchange-Traded Funds — 8.9%
18,113	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,353,586)	1,460,994

Mutual Funds — 14.2%
64,193	WCM Focused Emerging Markets Fund, Institutional Class	879,436
57,785	WCM Focused International Growth Fund, Institutional Class	1,455,610
	Total Mutual Funds (Identified Cost $2,303,294)	2,335,046

Affiliated Mutual Funds — 10.5%
28,531	Mirova Global Green Bond Fund, Class N	247,078
114,073	Mirova International Sustainable Equity Fund, Class N	1,466,987
	Total Affiliated Mutual Funds (Identified Cost $1,674,503)	1,714,065

Principal Amount
Short-Term Investments — 3.7%
$607,116	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $607,175 on 8/01/2024 collateralized by $659,300 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $619,867 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $607,116)	607,116
	Total Investments — 100.3% (Identified Cost $14,714,703)	16,433,571
	Other assets less liabilities — (0.3)%	(43,637)
	Net Assets — 100.0%	$16,389,934

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $6,778 or less than 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	91.1%
Fixed Income	5.5
Short-Term Investments	3.7
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%
See accompanying notes to financial statements.
| 80

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2065 Fund

Shares	Description	Value (†)
Common Stocks — 59.8% of Net Assets
	Aerospace & Defense — 1.4%
47	AAR Corp.(a)	$3,036
144	Boeing Co.(a)	27,447
38	General Electric Co.	6,468
8	L3Harris Technologies, Inc.	1,815
9	Lockheed Martin Corp.	4,877
19	Moog, Inc., Class A	3,726
3	Northrop Grumman Corp.	1,453
47	RTX Corp.	5,522
		54,344
	Air Freight & Logistics — 0.4%
66	Expeditors International of Washington, Inc.	8,238
6	FedEx Corp.	1,814
36	GXO Logistics, Inc.(a)	2,015
17	United Parcel Service, Inc., Class B	2,216
		14,283
	Automobile Components — 0.6%
8	Aptiv PLC(a)	555
173	BorgWarner, Inc.	6,109
118	Dana, Inc.	1,500
133	Magna International, Inc.	5,901
174	Mobileye Global, Inc., Class A(a)	3,654
37	Visteon Corp.(a)	4,275
		21,994
	Automobiles — 1.5%
420	General Motors Co.	18,614
164	Tesla, Inc.(a)	38,059
18	Thor Industries, Inc.	1,911
		58,584
	Banks — 3.5%
79	Ameris Bancorp	4,810
201	Banc of California, Inc.	2,810
451	Bank of America Corp.	18,180
295	Citigroup, Inc.	19,140
31	Citizens Financial Group, Inc.	1,323
46	East West Bancorp, Inc.	4,043
6	First Citizens BancShares, Inc., Class A	12,526
134	First Financial Bancorp	3,666
236	Fulton Financial Corp.	4,571
80	International Bancshares Corp.	5,395
72	JPMorgan Chase & Co.	15,322
19	PNC Financial Services Group, Inc.	3,441
34	Regions Financial Corp.	761
88	SouthState Corp.	8,709
192	Truist Financial Corp.	8,580
45	U.S. Bancorp	2,020
71	Webster Financial Corp.	3,523
256	Wells Fargo & Co.	15,191
		134,011
	Beverages — 0.9%
14	Boston Beer Co., Inc., Class A(a)	3,923
94	Coca-Cola Co.	6,273
38	Keurig Dr Pepper, Inc.	1,303
317	Monster Beverage Corp.(a)	16,310
29	PepsiCo, Inc.	5,007
		32,816
	Biotechnology — 1.6%
29	AbbVie, Inc.	5,374
Shares	Description	Value (†)
	Biotechnology — continued
56	Alnylam Pharmaceuticals, Inc.(a)	$13,298
8	Amgen, Inc.	2,660
40	BioMarin Pharmaceutical, Inc.(a)	3,373
64	CRISPR Therapeutics AG(a)	3,667
42	Gilead Sciences, Inc.	3,194
7	GRAIL, Inc.(a)	108
41	Halozyme Therapeutics, Inc.(a)	2,266
15	Incyte Corp.(a)	976
6	Moderna, Inc.(a)	715
22	Neurocrine Biosciences, Inc.(a)	3,114
14	Regeneron Pharmaceuticals, Inc.(a)	15,109
16	Sarepta Therapeutics, Inc.(a)	2,276
7	United Therapeutics Corp.(a)	2,193
2	Vertex Pharmaceuticals, Inc.(a)	991
		59,314
	Broadline Retail — 1.5%
51	Alibaba Group Holding Ltd., ADR	4,021
258	Amazon.com, Inc.(a)	48,241
92	eBay, Inc.	5,116
		57,378
	Building Products — 0.9%
10	Carlisle Cos., Inc.	4,186
21	Carrier Global Corp.	1,430
114	Fortune Brands Innovations, Inc.	9,212
9	Lennox International, Inc.	5,252
98	Masco Corp.	7,629
24	Owens Corning	4,473
25	Trex Co., Inc.(a)	2,091
		34,273
	Capital Markets — 3.3%
215	Bank of New York Mellon Corp.	13,990
10	BlackRock, Inc.	8,765
14	Cboe Global Markets, Inc.	2,569
255	Charles Schwab Corp.	16,624
20	CME Group, Inc.	3,874
16	FactSet Research Systems, Inc.	6,609
15	Goldman Sachs Group, Inc.	7,635
122	Intercontinental Exchange, Inc.	18,490
58	Janus Henderson Group PLC	2,159
19	Morgan Stanley	1,961
13	MSCI, Inc.	7,030
132	Nasdaq, Inc.	8,934
7	Northern Trust Corp.	621
11	S&P Global, Inc.	5,332
96	SEI Investments Co.	6,513
142	State Street Corp.	12,066
7	T. Rowe Price Group, Inc.	800
12	Virtus Investment Partners, Inc.	2,712
		126,684
	Chemicals — 1.1%
8	Air Products & Chemicals, Inc.	2,111
39	Celanese Corp.	5,505
224	Corteva, Inc.	12,566
11	DuPont de Nemours, Inc.	921
13	Ecolab, Inc.	2,999
33	HB Fuller Co.	2,845
25	Innospec, Inc.	3,278
12	Linde PLC	5,442
29	Minerals Technologies, Inc.	2,273
See accompanying notes to financial statements.
81 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2065 Fund (continued)
Shares	Description	Value (†)
	Chemicals — continued
5	Sherwin-Williams Co.	$1,754
15	Stepan Co.	1,269
		40,963
	Commercial Services & Supplies — 0.2%
18	MSA Safety, Inc.	3,396
39	RB Global, Inc.	3,105
6	Waste Management, Inc.	1,216
		7,717
	Communications Equipment — 0.3%
43	Ciena Corp.(a)	2,268
94	Cisco Systems, Inc.	4,554
12	F5, Inc.(a)	2,444
5	Motorola Solutions, Inc.	1,994
		11,260
	Construction & Engineering — 0.3%
59	AECOM	5,346
13	Comfort Systems USA, Inc.	4,322
		9,668
	Construction Materials — 0.2%
5	Martin Marietta Materials, Inc.	2,967
12	Vulcan Materials Co.	3,294
		6,261
	Consumer Finance — 1.0%
390	Ally Financial, Inc.	17,554
15	American Express Co.	3,796
105	Capital One Financial Corp.	15,897
22	Synchrony Financial	1,117
		38,364
	Consumer Staples Distribution & Retail — 1.3%
35	BJ's Wholesale Club Holdings, Inc.(a)	3,079
8	Casey's General Stores, Inc.	3,103
9	Costco Wholesale Corp.	7,398
395	Kroger Co.	21,527
44	Sprouts Farmers Market, Inc.(a)	4,395
7	Target Corp.	1,053
113	Walmart, Inc.	7,756
		48,311
	Containers & Packaging — 0.2%
36	Crown Holdings, Inc.	3,193
58	Sonoco Products Co.	3,128
		6,321
	Distributors — 0.0%
8	Genuine Parts Co.	1,177
	Diversified Consumer Services — 0.2%
20	Grand Canyon Education, Inc.(a)	3,119
42	Service Corp. International	3,356
		6,475
	Diversified REITs — 0.1%
101	American Assets Trust, Inc.	2,679
	Diversified Telecommunication Services — 0.4%
307	AT&T, Inc.	5,910
91	Iridium Communications, Inc.	2,612
133	Verizon Communications, Inc.	5,389
		13,911
Shares	Description	Value (†)
	Electric Utilities — 0.6%
62	Alliant Energy Corp.	$3,451
48	Evergy, Inc.	2,784
43	Eversource Energy	2,791
25	Exelon Corp.	930
64	FirstEnergy Corp.	2,683
24	IDACORP, Inc.	2,346
132	PPL Corp.	3,923
33	Xcel Energy, Inc.	1,923
		20,831
	Electrical Equipment — 0.4%
16	Eaton Corp. PLC	4,877
28	Emerson Electric Co.	3,279
10	GE Vernova, Inc.(a)	1,782
52	nVent Electric PLC	3,777
19	Regal Rexnord Corp.	3,053
		16,768
	Electronic Equipment, Instruments & Components — 0.8%
28	Advanced Energy Industries, Inc.	3,258
48	Amphenol Corp., Class A	3,084
58	Avnet, Inc.	3,118
41	Cognex Corp.	2,034
32	Coherent Corp.(a)	2,230
15	Corning, Inc.	600
10	Fabrinet(a)	2,206
142	Knowles Corp.(a)	2,594
10	Littelfuse, Inc.	2,671
39	TE Connectivity Ltd.	6,019
3	Teledyne Technologies, Inc.(a)	1,266
3	Zebra Technologies Corp., Class A(a)	1,054
		30,134
	Energy Equipment & Services — 0.2%
74	ChampionX Corp.	2,535
159	NOV, Inc.	3,310
36	Schlumberger NV	1,739
		7,584
	Entertainment — 1.5%
13	Electronic Arts, Inc.	1,962
45	Netflix, Inc.(a)	28,276
7	Take-Two Interactive Software, Inc.(a)	1,053
213	Walt Disney Co.	19,956
795	Warner Bros. Discovery, Inc.(a)	6,877
		58,124
	Financial Services — 2.3%
75	Block, Inc.(a)	4,641
185	Corebridge Financial, Inc.	5,467
100	Fiserv, Inc.(a)	16,357
88	Global Payments, Inc.	8,944
5	Jack Henry & Associates, Inc.	857
11	Mastercard, Inc., Class A	5,101
220	MGIC Investment Corp.	5,465
92	PayPal Holdings, Inc.(a)	6,052
112	Visa, Inc., Class A	29,755
52	Voya Financial, Inc.	3,782
12	WEX, Inc.(a)	2,201
		88,622
	Food Products — 0.6%
27	Campbell Soup Co.	1,265
33	Darling Ingredients, Inc.(a)	1,311
See accompanying notes to financial statements.
| 82

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2065 Fund (continued)
Shares	Description	Value (†)
	Food Products — continued
50	General Mills, Inc.	$3,357
7	Hershey Co.	1,382
24	Ingredion, Inc.	2,985
31	Kellanova	1,803
100	Kraft Heinz Co.	3,521
20	McCormick & Co., Inc.	1,540
53	Mondelez International, Inc., Class A	3,623
		20,787
	Gas Utilities — 0.2%
18	Atmos Energy Corp.	2,302
62	New Jersey Resources Corp.	2,898
54	ONE Gas, Inc.	3,760
		8,960
	Ground Transportation — 0.4%
77	CSX Corp.	2,703
13	Norfolk Southern Corp.	3,244
17	Ryder System, Inc.	2,383
6	Saia, Inc.(a)	2,507
16	Uber Technologies, Inc.(a)	1,031
7	Union Pacific Corp.	1,727
21	XPO, Inc.(a)	2,413
		16,008
	Health Care Equipment & Supplies — 1.0%
40	Abbott Laboratories	4,237
3	Align Technology, Inc.(a)	695
163	Baxter International, Inc.	5,839
12	Becton Dickinson & Co.	2,893
13	Edwards Lifesciences Corp.(a)	820
22	Intuitive Surgical, Inc.(a)	9,781
28	LeMaitre Vascular, Inc.	2,433
37	Medtronic PLC	2,972
46	Merit Medical Systems, Inc.(a)	3,923
9	Penumbra, Inc.(a)	1,504
6	Stryker Corp.	1,965
		37,062
	Health Care Providers & Services — 1.7%
34	Acadia Healthcare Co., Inc.(a)	2,205
17	Cardinal Health, Inc.	1,714
212	Centene Corp.(a)	16,307
6	Chemed Corp.	3,421
11	Cigna Group	3,836
140	CVS Health Corp.	8,446
8	Elevance Health, Inc.	4,256
4	HCA Healthcare, Inc.	1,452
32	HealthEquity, Inc.(a)	2,512
16	Henry Schein, Inc.(a)	1,151
3	Humana, Inc.	1,085
5	Labcorp Holdings, Inc.	1,077
5	McKesson Corp.	3,085
57	Select Medical Holdings Corp.	2,266
17	UnitedHealth Group, Inc.	9,795
		62,608
	Health Care Technology — 0.4%
236	Doximity, Inc., Class A(a)	6,608
48	Veeva Systems, Inc., Class A(a)	9,213
		15,821
	Hotel & Resort REITs — 0.0%
41	Host Hotels & Resorts, Inc.	718
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 1.0%
73	Aramark	$2,502
1	Booking Holdings, Inc.	3,715
34	Chipotle Mexican Grill, Inc.(a)	1,847
26	Marriott Vacations Worldwide Corp.	2,199
18	McDonald's Corp.	4,777
127	Starbucks Corp.	9,900
58	Travel & Leisure Co.	2,673
7	Wingstop, Inc.	2,617
104	Yum China Holdings, Inc.	3,145
43	Yum! Brands, Inc.	5,712
		39,087
	Household Durables — 0.4%
54	KB Home	4,648
17	Meritage Homes Corp.	3,449
19	PulteGroup, Inc.	2,508
70	Taylor Morrison Home Corp.(a)	4,696
		15,301
	Household Products — 0.5%
34	Church & Dwight Co., Inc.	3,332
15	Colgate-Palmolive Co.	1,488
82	Energizer Holdings, Inc.	2,525
62	Procter & Gamble Co.	9,967
		17,312
	Independent Power & Renewable Electricity Producers — 0.1%
82	AES Corp.	1,459
143	Clearway Energy, Inc., Class A	3,522
		4,981
	Industrial Conglomerates — 0.0%
9	3M Co.	1,148
	Industrial REITs — 0.2%
18	Prologis, Inc.	2,269
78	Rexford Industrial Realty, Inc.	3,909
		6,178
	Insurance — 2.0%
6	Allstate Corp.	1,027
180	American International Group, Inc.	14,262
23	Arch Capital Group Ltd.(a)	2,203
14	Arthur J Gallagher & Co.	3,969
7	Assurant, Inc.	1,224
53	Assured Guaranty Ltd.	4,366
12	Chubb Ltd.	3,308
42	First American Financial Corp.	2,544
25	Hanover Insurance Group, Inc.	3,437
24	Hartford Financial Services Group, Inc.	2,662
11	Marsh & McLennan Cos., Inc.	2,448
20	Prudential Financial, Inc.	2,506
52	Reinsurance Group of America, Inc.	11,722
36	Selective Insurance Group, Inc.	3,252
18	Travelers Cos., Inc.	3,896
46	Willis Towers Watson PLC	12,985
		75,811
	Interactive Media & Services — 2.9%
233	Alphabet, Inc., Class A	39,969
166	Alphabet, Inc., Class C	28,743
80	Meta Platforms, Inc., Class A	37,986
62	Yelp, Inc.(a)	2,259
		108,957
See accompanying notes to financial statements.
83 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2065 Fund (continued)
Shares	Description	Value (†)
	IT Services — 0.6%
13	Accenture PLC, Class A	$4,298
36	Cognizant Technology Solutions Corp., Class A	2,724
29	International Business Machines Corp.	5,572
92	Kyndryl Holdings, Inc.(a)	2,472
123	Shopify, Inc., Class A(a)	7,528
		22,594
	Leisure Products — 0.1%
116	Mattel, Inc.(a)	2,238
30	YETI Holdings, Inc.(a)	1,240
		3,478
	Life Sciences Tools & Services — 1.0%
8	Agilent Technologies, Inc.	1,131
12	Danaher Corp.	3,325
79	Illumina, Inc.(a)	9,685
65	IQVIA Holdings, Inc.(a)	16,005
13	Repligen Corp.(a)	2,176
9	Thermo Fisher Scientific, Inc.	5,520
		37,842
	Machinery — 1.4%
18	AGCO Corp.	1,699
7	Caterpillar, Inc.	2,423
10	Chart Industries, Inc.(a)	1,611
2	Cummins, Inc.	584
48	Deere & Co.	17,855
14	Dover Corp.	2,580
21	Fortive Corp.	1,509
57	Graco, Inc.	4,848
4	Illinois Tool Works, Inc.	989
39	ITT, Inc.	5,517
23	Oshkosh Corp.	2,499
5	Parker-Hannifin Corp.	2,806
22	SPX Technologies, Inc.(a)	3,246
36	Terex Corp.	2,277
33	Toro Co.	3,159
		53,602
	Media — 1.0%
41	Charter Communications, Inc., Class A(a)	15,569
290	Comcast Corp., Class A	11,968
90	Interpublic Group of Cos., Inc.	2,895
51	Liberty Broadband Corp., Class C(a)	3,437
31	Omnicom Group, Inc.	3,039
		36,908
	Metals & Mining — 0.3%
53	Alcoa Corp.	1,751
132	Cleveland-Cliffs, Inc.(a)	2,026
28	Freeport-McMoRan, Inc.	1,272
35	Newmont Corp.	1,717
12	Reliance, Inc.	3,655
48	U.S. Steel Corp.	1,972
		12,393
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
253	Annaly Capital Management, Inc.	5,037
	Multi-Utilities — 0.1%
28	Consolidated Edison, Inc.	2,731
10	DTE Energy Co.	1,205
6	WEC Energy Group, Inc.	516
		4,452
Shares	Description	Value (†)
	Office REITs — 0.4%
135	COPT Defense Properties	$3,911
413	Easterly Government Properties, Inc.	5,753
114	Highwoods Properties, Inc.	3,531
85	Kilroy Realty Corp.	3,142
		16,337
	Oil, Gas & Consumable Fuels — 2.8%
194	Antero Midstream Corp.	2,786
95	Antero Resources Corp.(a)	2,757
342	APA Corp.	10,667
45	Chevron Corp.	7,221
81	CNX Resources Corp.(a)	2,144
140	ConocoPhillips	15,568
34	Devon Energy Corp.	1,599
7	Diamondback Energy, Inc.	1,416
118	EOG Resources, Inc.	14,962
102	Exxon Mobil Corp.	12,096
9	Hess Corp.	1,381
36	HF Sinclair Corp.	1,853
128	Kinder Morgan, Inc.	2,705
22	ONEOK, Inc.	1,833
61	Ovintiv, Inc.	2,833
108	Phillips 66	15,712
68	Range Resources Corp.	2,124
237	Southwestern Energy Co.(a)	1,529
4	Texas Pacific Land Corp.	3,379
8	Valero Energy Corp.	1,294
44	Williams Cos., Inc.	1,889
		107,748
	Passenger Airlines — 0.3%
283	Delta Air Lines, Inc.	12,175
	Personal Care Products — 0.3%
15	elf Beauty, Inc.(a)	2,589
4	Estee Lauder Cos., Inc., Class A	398
514	Kenvue, Inc.	9,504
		12,491
	Pharmaceuticals — 1.5%
68	Bristol-Myers Squibb Co.	3,234
7	Eli Lilly & Co.	5,630
17	Jazz Pharmaceuticals PLC(a)	1,874
68	Johnson & Johnson	10,734
55	Merck & Co., Inc.	6,222
39	Novartis AG, ADR	4,348
79	Novo Nordisk AS, ADR	10,478
149	Pfizer, Inc.	4,550
118	Roche Holding AG, ADR	4,780
17	Zoetis, Inc.	3,061
		54,911
	Professional Services — 0.6%
5	Automatic Data Processing, Inc.	1,313
36	Equifax, Inc.	10,057
56	Exponent, Inc.	5,941
32	Korn Ferry	2,359
11	Leidos Holdings, Inc.	1,588
6	Paychex, Inc.	768
13	Paylocity Holding Corp.(a)	1,951
		23,977
See accompanying notes to financial statements.
| 84

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2065 Fund (continued)
Shares	Description	Value (†)
	Real Estate Management & Development — 0.6%
155	CBRE Group, Inc., Class A(a)	$17,470
16	Jones Lang LaSalle, Inc.(a)	4,015
		21,485
	Residential REITs — 0.0%
8	AvalonBay Communities, Inc.	1,639
	Retail REITs — 0.3%
230	Brixmor Property Group, Inc.	5,858
75	NNN REIT, Inc.	3,367
7	Simon Property Group, Inc.	1,074
		10,299
	Semiconductors & Semiconductor Equipment — 3.8%
16	Advanced Micro Devices, Inc.(a)	2,312
19	Analog Devices, Inc.	4,396
10	Applied Materials, Inc.	2,122
100	ARM Holdings PLC, ADR(a)	14,417
40	Broadcom, Inc.	6,427
106	Intel Corp.	3,259
33	Lattice Semiconductor Corp.(a)	1,749
29	Micron Technology, Inc.	3,185
41	MKS Instruments, Inc.	5,162
657	NVIDIA Corp.	76,882
14	Onto Innovation, Inc.(a)	2,678
76	QUALCOMM, Inc.	13,752
14	Silicon Laboratories, Inc.(a)	1,682
22	Synaptics, Inc.(a)	1,921
21	Texas Instruments, Inc.	4,280
		144,224
	Software — 4.1%
5	Adobe, Inc.(a)	2,758
4	ANSYS, Inc.(a)	1,255
65	Autodesk, Inc.(a)	16,089
6	Cadence Design Systems, Inc.(a)	1,606
88	Dynatrace, Inc.(a)	3,865
4	Intuit, Inc.	2,589
15	Manhattan Associates, Inc.(a)	3,831
104	Microsoft Corp.	43,508
176	Oracle Corp.	24,543
4	Palo Alto Networks, Inc.(a)	1,299
9	PTC, Inc.(a)	1,601
14	Qualys, Inc.(a)	2,088
10	Roper Technologies, Inc.	5,447
99	Salesforce, Inc.	25,621
4	ServiceNow, Inc.(a)	3,258
12	SPS Commerce, Inc.(a)	2,585
4	Synopsys, Inc.(a)	2,233
4	Tyler Technologies, Inc.(a)	2,272
39	Workday, Inc., Class A(a)	8,858
		155,306
	Specialized REITs — 0.1%
4	American Tower Corp.	882
8	Crown Castle, Inc.	881
5	Digital Realty Trust, Inc.	747
2	Equinix, Inc.	1,580
25	Weyerhaeuser Co.	794
		4,884
	Specialty Retail — 1.0%
14	Abercrombie & Fitch Co., Class A(a)	2,065
9	Asbury Automotive Group, Inc.(a)	2,423
15	Burlington Stores, Inc.(a)	3,905
Shares	Description	Value (†)
	Specialty Retail — continued
13	Dick's Sporting Goods, Inc.	$2,812
12	Five Below, Inc.(a)	873
30	Floor & Decor Holdings, Inc., Class A(a)	2,940
18	Home Depot, Inc.	6,627
8	Lithia Motors, Inc.	2,210
10	Lowe's Cos., Inc.	2,455
10	Ross Stores, Inc.	1,432
41	TJX Cos., Inc.	4,634
26	Williams-Sonoma, Inc.	4,022
		36,398
	Technology Hardware, Storage & Peripherals — 0.8%
122	Apple, Inc.	27,094
50	Hewlett Packard Enterprise Co.	995
30	HP, Inc.	1,082
12	NetApp, Inc.	1,524
14	Western Digital Corp.(a)	939
		31,634
	Textiles, Apparel & Luxury Goods — 0.3%
15	Crocs, Inc.(a)	2,016
2	Deckers Outdoor Corp.(a)	1,845
22	PVH Corp.	2,244
7	Ralph Lauren Corp.	1,229
772	Under Armour, Inc., Class A(a)	5,381
		12,715
	Trading Companies & Distributors — 0.1%
11	Watsco, Inc.	5,384
	Water Utilities — 0.1%
24	American States Water Co.	1,981
5	American Water Works Co., Inc.	712
53	Essential Utilities, Inc.	2,154
		4,847
	Total Common Stocks (Identified Cost $1,931,584)	2,272,350

Principal Amount
Bonds and Notes — 3.9%
	Apartment REITs — 0.0%
$1,000	Essex Portfolio LP, 3.000%, 1/15/2030	907
	Automotive — 0.1%
2,000	Cummins, Inc., 5.150%, 2/20/2034	2,050
1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	985
		3,035
	Banking — 0.5%
2,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	1,929
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	960
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	936
2,000	Citigroup, Inc., 4.600%, 3/09/2026	1,986
1,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	988
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	1,750
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	958
2,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	1,871
1,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	983
See accompanying notes to financial statements.
85 |

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2065 Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$1,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	$957
1,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	994
1,000	State Street Corp., 2.400%, 1/24/2030	901
2,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	1,694
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	985
		17,892
	Brokerage — 0.0%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	890
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	674
		1,564
	Building Materials — 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	960
	Chemicals — 0.0%
2,000	Ecolab, Inc., 2.125%, 2/01/2032	1,689
	Diversified Manufacturing — 0.1%
2,000	Eaton Corp., 4.150%, 3/15/2033	1,918
1,000	Emerson Electric Co., 2.000%, 12/21/2028	905
		2,823
	Electric — 0.1%
1,000	Entergy Corp., 0.900%, 9/15/2025	956
1,000	Exelon Corp., 4.050%, 4/15/2030	962
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	871
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	968
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	976
		4,733
	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	816
	Finance Companies — 0.0%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	978
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	922
		1,900
	Food & Beverage — 0.1%
1,000	Coca-Cola Co., 1.450%, 6/01/2027	924
1,000	General Mills, Inc., 4.000%, 4/17/2025	991
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	905
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	916
		3,736
	Government Owned - No Guarantee — 0.1%
2,000	Equinor ASA, 3.625%, 4/06/2040	1,659
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,278
		3,937
	Health Care REITs — 0.0%
1,000	Welltower OP LLC, 2.800%, 6/01/2031	877
	Health Insurance — 0.1%
2,000	Elevance Health, Inc., 4.101%, 3/01/2028	1,962
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,069
		3,031
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,973
1,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	990
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	969
		3,932
Principal Amount	Description	Value (†)
	Integrated Energy — 0.1%
$1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$987
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,133
		2,120
	Life Insurance — 0.1%
1,000	Manulife Financial Corp., 3.703%, 3/16/2032	928
1,000	MetLife, Inc., 5.375%, 7/15/2033	1,031
		1,959
	Media Entertainment — 0.1%
2,000	Netflix, Inc., 3.625%, 6/15/2025(b)	1,973
	Mortgage Related — 1.1%
2,628	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2052	2,115
898	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	723
3,419	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	2,892
1,786	Federal Home Loan Mortgage Corp., 2.500%, 5/01/2052	1,500
4,353	Federal Home Loan Mortgage Corp., 3.000%, 4/01/2052	3,806
896	Federal Home Loan Mortgage Corp., 3.000%, 6/01/2052	783
1,815	Federal Home Loan Mortgage Corp., 3.000%, 8/01/2052	1,585
1,748	Federal Home Loan Mortgage Corp., 3.500%, 5/01/2052	1,588
890	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	834
1,951	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2054	1,920
2,693	Federal National Mortgage Association, 2.000%, 4/01/2052	2,168
2,640	Federal National Mortgage Association, 2.500%, 4/01/2052	2,231
900	Federal National Mortgage Association, 2.500%, 6/01/2052	756
1,735	Federal National Mortgage Association, 3.000%, 4/01/2052	1,517
1,685	Federal National Mortgage Association, 3.500%, 4/01/2052	1,531
3,474	Federal National Mortgage Association, 3.500%, 5/01/2052	3,157
898	Federal National Mortgage Association, 4.000%, 8/01/2052	842
900	Federal National Mortgage Association, 4.000%, 9/01/2052	844
943	Federal National Mortgage Association, 4.000%, 5/01/2053	884
926	Federal National Mortgage Association, 4.500%, 2/01/2053	892
1,889	Federal National Mortgage Association, 4.500%, 7/01/2053	1,819
1,728	Government National Mortgage Association, 3.000%, 6/20/2052	1,542
961	Government National Mortgage Association, 5.000%, 7/20/2053	951
3,641	Government National Mortgage Association, 5.500%, 4/20/2053	3,652
		40,532
	Office REITs — 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	981
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,886
		2,867
	Oil Field Services — 0.1%
2,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	1,921
	Other REITs — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	820
See accompanying notes to financial statements.
| 86

Portfolio of Investments – as of July 31, 2024 (Unaudited)
Natixis Target Retirement 2065 Fund (continued)
Principal Amount	Description	Value (†)
	Pharmaceuticals — 0.1%
$2,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	$1,729
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,902
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,509
		5,140
	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	925
	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	956
	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	883
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,711
	Retailers — 0.1%
1,000	TJX Cos., Inc., 1.150%, 5/15/2028	887
2,000	Walmart, Inc., 4.100%, 4/15/2033	1,954
		2,841
	Technology — 0.3%
2,000	Adobe, Inc., 2.300%, 2/01/2030	1,795
1,000	Apple, Inc., 2.500%, 2/09/2025	986
1,000	Broadcom, Inc., 4.110%, 9/15/2028	980
1,000	Intel Corp., 2.450%, 11/15/2029	898
1,000	International Business Machines Corp., 4.000%, 6/20/2042	841
1,000	NVIDIA Corp., 2.850%, 4/01/2030	927
1,000	Oracle Corp., 2.950%, 5/15/2025	982
3,000	QUALCOMM, Inc., 1.650%, 5/20/2032	2,423
		9,832
	Treasuries — 0.6%
3,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	1,541
2,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	1,498
2,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	1,453
4,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	3,102
4,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,213
2,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	1,571
3,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	2,345
1,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	995
6,000	U.S. Treasury Notes, 0.375%, 11/30/2025	5,679
		21,397
	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	805
	Wirelines — 0.0%
2,000	Verizon Communications, Inc., 2.650%, 11/20/2040	1,413
	Total Bonds and Notes (Identified Cost $158,646)	149,927

Shares
Exchange-Traded Funds — 9.0%
4,227	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $322,011)	340,950

Shares	Description	Value (†)

Mutual Funds — 14.1%
14,718	WCM Focused Emerging Markets Fund, Institutional Class	$201,640
13,247	WCM Focused International Growth Fund, Institutional Class	333,678
	Total Mutual Funds (Identified Cost $576,945)	535,318

Affiliated Mutual Funds — 10.3%
6,465	Mirova Global Green Bond Fund, Class N	55,990
26,155	Mirova International Sustainable Equity Fund, Class N	336,352
	Total Affiliated Mutual Funds (Identified Cost $416,967)	392,342

Principal Amount
Short-Term Investments — 3.5%
$133,424	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2024 at 3.500% to be repurchased at $133,437 on 8/01/2024 collateralized by $145,100 U.S. Treasury Note, 0.375% due 1/31/2026 valued at $136,617 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $133,424)	133,424
	Total Investments — 100.6% (Identified Cost $3,539,577)	3,824,311
	Other assets less liabilities — (0.6)%	(22,100)
	Net Assets — 100.0%	$3,802,211

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the value of Rule 144A holdings amounted to $2,931 or 0.1% of net assets.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Asset Allocation Summary at July 31, 2024 (Unaudited)
Equity	91.7%
Fixed Income	5.4
Short-Term Investments	3.5
Total Investments	100.6
Other assets less liabilities	(0.6)
Net Assets	100.0%
See accompanying notes to financial statements.
87 |

Statements of Assets and Liabilities
July 31, 2024 (Unaudited)

	Natixis Target Retirement 2015 Fund	Natixis Target Retirement 2020 Fund	Natixis Target Retirement 2025 Fund	Natixis Target Retirement 2030 Fund
ASSETS
Unaffiliated investments at cost	$3,126,318	$3,554,390	$6,726,819	$14,629,499
Affiliated investments at cost	2,754,061	2,244,436	3,265,531	5,509,426
Net unrealized appreciation on unaffiliated investments	200,873	184,109	428,630	1,183,250
Net unrealized depreciation on affiliated investments	(227,952)	(94,982)	(133,201)	(242,758)
Investments at value	5,853,300	5,887,953	10,287,779	21,079,417
Cash	401	—	1,266	6,357
Receivable for Fund shares sold	1,974	463	3,927	3,588
Receivable from investment adviser (Note 5)	10,134	10,733	11,000	8,494
Receivable for securities sold	—	—	4,847	4,662
Dividends and interest receivable	9,703	9,177	15,498	30,611
Dividends receivable from affiliates	2,443	2,027	3,032	4,239
Tax reclaims receivable	6	6	35	31
Prepaid expenses	265	265	265	265
TOTAL ASSETS	5,878,226	5,910,624	10,327,649	21,137,664
LIABILITIES
Payable for securities purchased	2,920	2,596	10,172	18,713
Payable for Fund shares redeemed	35	36	263	13,388
Deferred Trustees’ fees (Note 5)	27,606	27,571	27,665	27,819
Administrative fees payable (Note 5)	220	216	377	762
Audit and tax services fees payable	19,603	19,603	19,603	19,603
Other accounts payable and accrued expenses	10,223	11,976	13,989	15,562
TOTAL LIABILITIES	60,607	61,998	72,069	95,847
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$5,817,619	$5,848,626	$10,255,580	$21,041,817
NET ASSETS CONSIST OF:
Paid-in capital	$5,719,520	$5,725,270	$9,900,888	$19,933,703
Accumulated earnings	98,099	123,356	354,692	1,108,114
NET ASSETS	$5,817,619	$5,848,626	$10,255,580	$21,041,817
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$5,817,619	$5,848,626	$10,255,580	$21,041,817
Shares of beneficial interest	616,220	630,459	923,311	1,718,745
Net asset value, offering and redemption price per share	$9.44	$9.28	$11.11	$12.24

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 88

Statements of Assets and Liabilities (continued)
July 31, 2024 (Unaudited)

	Natixis Target Retirement 2035 Fund	Natixis Target Retirement 2040 Fund	Natixis Target Retirement 2045 Fund	Natixis Target Retirement 2050 Fund
ASSETS
Unaffiliated investments at cost	$15,659,601	$18,925,645	$18,013,258	$19,619,301
Affiliated investments at cost	4,897,532	4,532,344	3,806,552	2,749,954
Net unrealized appreciation on unaffiliated investments	1,576,594	2,204,576	2,102,852	2,374,508
Net unrealized depreciation on affiliated investments	(239,258)	(92,746)	(91,612)	(5,386)
Investments at value	21,894,469	25,569,819	23,831,050	24,738,377
Cash	4,350	4,273	6,299	3,656
Receivable for Fund shares sold	8,576	9,917	1,210,118	25,393
Receivable from investment adviser (Note 5)	7,509	7,414	7,628	6,840
Dividends and interest receivable	25,791	23,582	15,879	18,542
Dividends receivable from affiliates	3,487	2,437	1,367	—
Tax reclaims receivable	88	112	107	51
Prepaid expenses	265	265	265	265
TOTAL ASSETS	21,944,535	25,617,819	25,072,713	24,793,124
LIABILITIES
Payable for securities purchased	11,087	10,765	11,495	7,528
Payable for Fund shares redeemed	11,502	2,931	41,142	93
Deferred Trustees’ fees (Note 5)	27,833	27,794	27,745	27,720
Administrative fees payable (Note 5)	823	946	876	912
Audit and tax services fees payable	19,603	19,603	19,603	19,603
Other accounts payable and accrued expenses	15,590	17,143	16,652	17,285
TOTAL LIABILITIES	86,438	79,182	117,513	73,141
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$21,858,097	$25,538,637	$24,955,200	$24,719,983
NET ASSETS CONSIST OF:
Paid-in capital	$20,123,249	$22,961,093	$22,510,397	$21,930,568
Accumulated earnings	1,734,848	2,577,544	2,444,803	2,789,415
NET ASSETS	$21,858,097	$25,538,637	$24,955,200	$24,719,983
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$21,858,097	$25,538,637	$24,955,200	$24,719,983
Shares of beneficial interest	1,784,398	2,050,694	1,906,060	1,901,738
Net asset value, offering and redemption price per share	$12.25	$12.45	$13.09	$13.00

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
89 |

Statements of Assets and Liabilities (continued)
July 31, 2024 (Unaudited)

	Natixis Target Retirement 2055 Fund	Natixis Target Retirement 2060 Fund	Natixis Target Retirement 2065 Fund
ASSETS
Unaffiliated investments at cost	$15,929,642	$13,040,200	$3,122,610
Affiliated investments at cost	2,081,408	1,674,503	416,967
Net unrealized appreciation on unaffiliated investments	1,898,903	1,679,306	309,359
Net unrealized appreciation (depreciation) on affiliated investments	1,179	39,562	(24,625)
Investments at value	19,911,132	16,433,571	3,824,311
Cash	—	4,141	3,816
Receivable for Fund shares sold	19,484	23,770	341
Receivable from investment adviser (Note 5)	8,069	8,254	8,409
Receivable for securities sold	—	4,146	—
Dividends and interest receivable	13,027	10,555	2,373
Tax reclaims receivable	42	35	9
Prepaid expenses	265	265	265
TOTAL ASSETS	19,952,019	16,484,737	3,839,524
LIABILITIES
Payable for securities purchased	9,002	6,963	3,204
Payable for Fund shares redeemed	77,058	23,156	—
Deferred Trustees’ fees (Note 5)	27,647	27,568	8,087
Administrative fees payable (Note 5)	735	606	141
Audit and tax services fees payable	19,603	19,603	19,603
Other accounts payable and accrued expenses	18,450	16,907	6,278
TOTAL LIABILITIES	152,495	94,803	37,313
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$19,799,524	$16,389,934	$3,802,211
NET ASSETS CONSIST OF:
Paid-in capital	$17,535,003	$14,463,340	$3,465,708
Accumulated earnings	2,264,521	1,926,594	336,503
NET ASSETS	$19,799,524	$16,389,934	$3,802,211
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$19,799,524	$16,389,934	$3,802,211
Shares of beneficial interest	1,538,369	1,308,110	348,479
Net asset value, offering and redemption price per share	$12.87	$12.53	$10.91

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 90

Statements of Operations
For the Six Months Ended July 31, 2024 (Unaudited)

	Natixis Target Retirement 2015 Fund	Natixis Target Retirement 2020 Fund	Natixis Target Retirement 2025 Fund	Natixis Target Retirement 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$15,015	$17,503	$35,983	$75,010
Dividends from affiliated investments	37,744	28,536	35,436	46,015
Interest	26,944	25,896	45,411	74,657
Less net foreign taxes withheld	(54)	(55)	(114)	(259)
	79,649	71,880	116,716	195,423
Expenses
Management fees (Note 5)	3,411	3,709	7,552	15,009
Administrative fees (Note 5)	1,312	1,243	2,302	4,166
Trustees' fees and expenses (Note 5)	11,034	11,030	11,112	11,273
Transfer agent fees and expenses (Note 6)	1,156	1,290	1,349	1,618
Audit and tax services fees	17,886	17,886	17,886	17,886
Custodian fees and expenses	16,975	23,120	26,815	24,162
Interest expense (Note 10)	—	—	439	168
Legal fees	169	146	314	533
Registration fees	4,457	4,535	4,535	4,535
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	6,051	6,417	6,457	6,579
Miscellaneous expenses	7,842	7,822	7,927	8,054
Total expenses	76,793	83,698	93,188	100,483
Less waiver and/or expense reimbursement (Note 5)	(70,081)	(76,749)	(80,390)	(77,418)
Less expense offset (Note 6)	(273)	(350)	(365)	(496)
Net expenses	6,439	6,599	12,433	22,569
Net investment income	73,210	65,281	104,283	172,854
Net realized and unrealized gain on Investments
Net realized gain (loss) on:
Unaffiliated investments	112,674	122,721	250,562	352,343
Affiliated investments	7,921	4,582	3,611	12,957
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	105,806	109,101	277,929	759,293
Affiliated investments	22,455	27,902	57,720	112,629
Net realized and unrealized gain on investments	248,856	264,306	589,822	1,237,222
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$322,066	$329,587	$694,105	$1,410,076
See accompanying notes to financial statements.
91 |

Statements of Operations (continued)
For the Six Months Ended July 31, 2024 (Unaudited)

	Natixis Target Retirement 2035 Fund	Natixis Target Retirement 2040 Fund	Natixis Target Retirement 2045 Fund	Natixis Target Retirement 2050 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$99,263	$125,558	$122,406	$132,060
Dividends from affiliated investments	42,747	34,377	22,209	6,373
Interest	66,578	58,954	36,206	42,047
Less net foreign taxes withheld	(288)	(394)	(346)	(436)
	208,300	218,495	180,475	180,044
Expenses
Management fees (Note 5)	18,549	22,672	21,268	22,914
Administrative fees (Note 5)	4,728	5,340	4,897	5,018
Trustees' fees and expenses (Note 5)	11,329	11,376	11,338	11,346
Transfer agent fees and expenses (Note 6)	1,642	1,804	1,838	1,894
Audit and tax services fees	17,886	17,886	17,886	17,886
Custodian fees and expenses	22,051	27,220	25,206	25,764
Interest expense (Note 10)	—	77	—	—
Legal fees	594	650	589	596
Registration fees	4,535	4,535	4,535	4,535
Regulatory filing fees	6,500	6,500	6,500	6,500
Shareholder reporting expenses	6,709	6,689	6,844	6,796
Miscellaneous expenses	8,099	8,140	8,085	8,094
Total expenses	102,622	112,889	108,986	111,343
Less waiver and/or expense reimbursement (Note 5)	(74,543)	(79,909)	(80,923)	(80,352)
Less expense offset (Note 6)	(500)	(575)	(614)	(638)
Net expenses	27,579	32,405	27,449	30,353
Net investment income	180,721	186,090	153,026	149,691
Net realized and unrealized gain on Investments
Net realized gain (loss) on:
Unaffiliated investments	492,032	548,619	470,829	464,093
Affiliated investments	11,887	10,517	2,858	7,816
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	928,573	1,237,994	1,283,564	1,408,467
Affiliated investments	126,493	146,278	154,738	152,119
Net realized and unrealized gain on investments	1,558,985	1,943,408	1,911,989	2,032,495
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,739,706	$2,129,498	$2,065,015	$2,182,186
See accompanying notes to financial statements.
| 92

Statements of Operations (continued)
For the Six Months Ended July 31, 2024 (Unaudited)

	Natixis Target Retirement 2055 Fund	Natixis Target Retirement 2060 Fund	Natixis Target Retirement 2065 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$109,746	$89,361	$21,564
Dividends from affiliated investments	784	402	96
Interest	29,228	23,066	4,976
Less net foreign taxes withheld	(357)	(299)	(82)
	139,401	112,530	26,554
Expenses
Management fees (Note 5)	18,588	15,123	3,668
Administrative fees (Note 5)	4,057	3,300	795
Trustees' fees and expenses (Note 5)	11,261	11,196	9,780
Transfer agent fees and expenses (Note 6)	1,802	1,874	835
Audit and tax services fees	17,886	17,886	17,886
Custodian fees and expenses	26,588	24,306	15,243
Legal fees	483	384	101
Registration fees	4,535	4,535	4,179
Regulatory filing fees	6,500	6,500	6,500
Shareholder reporting expenses	6,833	6,639	6,380
Miscellaneous expenses	8,032	7,976	7,482
Total expenses	106,565	99,719	72,849
Less waiver and/or expense reimbursement (Note 5)	(82,335)	(79,986)	(67,958)
Less expense offset (Note 6)	(595)	(654)	(109)
Net expenses	23,635	19,079	4,782
Net investment income	115,766	93,451	21,772
Net realized and unrealized gain on Investments
Net realized gain (loss) on:
Unaffiliated investments	413,513	300,208	74,321
Affiliated investments	9,143	3,302	927
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	1,127,421	957,508	235,591
Affiliated investments	125,860	107,357	25,912
Net realized and unrealized gain on investments	1,675,937	1,368,375	336,751
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,791,703	$1,461,826	$358,523
See accompanying notes to financial statements.
93 |

Statements of Changes in Net Assets

	Natixis Target Retirement 2015 Fund		Natixis Target Retirement 2020 Fund		Natixis Target Retirement 2025 Fund
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$73,210	$130,590	$65,281	$94,093	$104,283	$193,396
Net realized gain on investments	120,595	66,662	127,303	17,243	254,173	270,752
Net change in unrealized appreciation on investments	128,261	142,320	137,003	205,723	335,649	358,898
Net increase in net assets resulting from operations	322,066	339,572	329,587	317,059	694,105	823,046
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(40,259)	(185,130)	(6,808)	(102,733)	(183,207)	(271,430)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(73,394)	89,042	920,365	188,968	(962,564)	1,580,292
Net increase (decrease) in net assets	208,413	243,484	1,243,144	403,294	(451,666)	2,131,908
NET ASSETS
Beginning of the period	5,609,206	5,365,722	4,605,482	4,202,188	10,707,246	8,575,338
End of the period	$5,817,619	$5,609,206	$5,848,626	$4,605,482	$10,255,580	$10,707,246
See accompanying notes to financial statements.
| 94

Statements of Changes in Net Assets (continued)

	Natixis Target Retirement 2030 Fund		Natixis Target Retirement 2035 Fund		Natixis Target Retirement 2040 Fund
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$172,854	$307,912	$180,721	$302,847	$186,090	$286,479
Net realized gain on investments	365,300	392,220	503,919	519,670	559,136	615,276
Net change in unrealized appreciation on investments	871,922	703,730	1,055,066	890,035	1,384,272	1,110,617
Net increase in net assets resulting from operations	1,410,076	1,403,862	1,739,706	1,712,552	2,129,498	2,012,372
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(247,625)	(479,339)	(227,089)	(808,219)	(415,613)	(615,852)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	2,542,496	1,243,373	997,236	1,601,082	2,337,447	4,503,627
Net increase in net assets	3,704,947	2,167,896	2,509,853	2,505,415	4,051,332	5,900,147
NET ASSETS
Beginning of the period	17,336,870	15,168,974	19,348,244	16,842,829	21,487,305	15,587,158
End of the period	$21,041,817	$17,336,870	$21,858,097	$19,348,244	$25,538,637	$21,487,305
See accompanying notes to financial statements.
95 |

Statements of Changes in Net Assets (continued)

	Natixis Target Retirement 2045 Fund		Natixis Target Retirement 2050 Fund		Natixis Target Retirement 2055 Fund
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$153,026	$233,538	$149,691	$214,595	$115,766	$172,045
Net realized gain on investments	473,687	574,226	471,909	503,043	422,656	458,092
Net change in unrealized appreciation on investments	1,438,302	1,062,792	1,560,586	1,147,497	1,253,281	904,438
Net increase in net assets resulting from operations	2,065,015	1,870,556	2,182,186	1,865,135	1,791,703	1,534,575
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(230,493)	(703,258)	(218,543)	(599,158)	(243,235)	(515,380)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	3,855,326	3,403,310	3,101,289	5,163,277	2,550,402	3,584,808
Net increase in net assets	5,689,848	4,570,608	5,064,932	6,429,254	4,098,870	4,604,003
NET ASSETS
Beginning of the period	19,265,352	14,694,744	19,655,051	13,225,797	15,700,654	11,096,651
End of the period	$24,955,200	$19,265,352	$24,719,983	$19,655,051	$19,799,524	$15,700,654
See accompanying notes to financial statements.
| 96

Statements of Changes in Net Assets (continued)

	Natixis Target Retirement 2060 Fund		Natixis Target Retirement 2065 Fund
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024
FROM OPERATIONS:
Net investment income	$93,451	$132,886	$21,772	$36,247
Net realized gain on investments	303,510	401,757	75,248	49,970
Net change in unrealized appreciation on investments	1,064,865	697,014	261,503	251,254
Net increase in net assets resulting from operations	1,461,826	1,231,657	358,523	337,471
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(289,511)	(378,012)	(1,218)	(39,672)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	2,555,183	4,017,228	167,491	234,468
Net increase in net assets	3,727,498	4,870,873	524,796	532,267
NET ASSETS
Beginning of the period	12,662,436	7,791,563	3,277,415	2,745,148
End of the period	$16,389,934	$12,662,436	$3,802,211	$3,277,415
See accompanying notes to financial statements.
97 |

Financial Highlights
For a share outstanding throughout each period.

	Target Retirement 2015 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$9.00	$8.71	$9.83	$10.37	$10.70	$10.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.22	0.20	0.16	0.12	0.17
Net realized and unrealized gain (loss)	0.39	0.38	(0.90)	0.40	1.25	1.02
Total from Investment Operations	0.50	0.60	(0.70)	0.56	1.37	1.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.23)	(0.21)	(0.19)	(0.25)	(0.18)
Net realized capital gains	(0.05)	(0.08)	(0.21)	(0.91)	(1.45)	(0.42)
Total Distributions	(0.06)	(0.31)	(0.42)	(1.10)	(1.70)	(0.60)
Net asset value, end of the period	$9.44	$9.00	$8.71	$9.83	$10.37	$10.70
Total return(b)	5.60%(c)	6.93%	(6.97)%	5.15%	12.97%	11.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,818	$5,609	$5,366	$4,754	$4,204	$6,191
Net expenses(d)	0.22%(e)(f)(g)	0.23%(h)	0.25%(i)(j)	0.28%(k)	0.31%(l)	0.31%(m)(n)
Gross expenses	2.62%(e)(g)	3.16%(h)	3.41%(j)	3.08%(k)	3.08%(l)	3.70%(n)
Net investment income	2.50%(e)	2.48%	2.31%	1.47%	1.09%	1.62%
Portfolio turnover rate	12%	22%	28%	50%	61%	73%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.50% to 0.44%. See Note 5 of Notes to Financial Statements.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.49% and 2.88%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 3.43%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 3.68%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.35%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

See accompanying notes to financial statements.
| 98

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2020 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$8.74	$8.30	$9.41	$9.37	$10.66	$9.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.19	0.17	0.13	0.11	0.17
Net realized and unrealized gain (loss)	0.45	0.45	(0.80)	0.49	1.38	1.06
Total from Investment Operations	0.55	0.64	(0.63)	0.62	1.49	1.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.20)	(0.20)	(0.14)	(0.29)	(0.18)
Net realized capital gains	(0.01)	—	(0.28)	(0.44)	(2.49)	(0.36)
Total Distributions	(0.01)	(0.20)	(0.48)	(0.58)	(2.78)	(0.54)
Net asset value, end of the period	$9.28	$8.74	$8.30	$9.41	$9.37	$10.66
Total return(c)	6.30%(d)	7.75%	(6.64)%	6.35%	14.26%	12.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,849	$4,605	$4,202	$4,351	$2,912	$6,006
Net expenses(e)	0.24%(f)(g)(h)	0.24%(i)	0.26%(j)(k)	0.29%(l)	0.32%(m)	0.32%(n)(o)
Gross expenses	3.01%(f)(h)(p)	4.04%(i)	4.22%(k)	3.66%(l)	3.88%(m)	3.69%(o)
Net investment income	2.35%(f)	2.31%	2.04%	1.30%	1.08%	1.60%
Portfolio turnover rate	25%	27%	88%	46%	95%	74%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 0.50% to 0.44%. See Note 5 of Notes to Financial Statements.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 3.26%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 4.30%, respectively.

(j)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 4.48%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.92%, respectively.

(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(n)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(o)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(p)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 3.00%. See Note 6 of Notes to Financial Statements.
See accompanying notes to financial statements.
99 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2025 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$10.57	$10.04	$11.21	$11.42	$10.89	$10.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.22	0.17	0.14	0.12	0.17
Net realized and unrealized gain (loss)	0.62	0.59	(0.95)	0.68	1.41	1.12
Total from Investment Operations	0.73	0.81	(0.78)	0.82	1.53	1.29
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.20)	(0.19)	(0.16)	(0.16)	(0.17)
Net realized capital gains	(0.18)	(0.08)	(0.20)	(0.87)	(0.84)	(0.45)
Total Distributions	(0.19)	(0.28)	(0.39)	(1.03)	(1.00)	(0.62)
Net asset value, end of the period	$11.11	$10.57	$10.04	$11.21	$11.42	$10.89
Total return(b)	6.99%(c)	8.13%	(6.90)%	6.84%	14.35%	12.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,256	$10,707	$8,575	$10,715	$7,192	$6,015
Net expenses(d)	0.24%(e)(f)(g)(h)	0.24%(i)	0.28%(j)(k)	0.30%(l)	0.33%(m)	0.34%(n)(o)
Gross expenses	1.81%(e)(h)	2.02%(i)	2.40%(k)	1.76%(l)	3.00%(m)	4.18%(o)
Net investment income	2.03%(e)	2.15%	1.68%	1.15%	1.08%	1.59%
Portfolio turnover rate	18%	37%	86%	49%	84%	67%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.51% to 0.45%. See Note 5 of Notes to Financial Statements.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.23% and the ratio of gross expenses would have been 1.80%.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.49% and 2.06%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.51% and 2.29%, respectively.

(j)	Effective June 1, 2022, the expense limit decreased from 0.56% to 0.51%.
(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 2.65%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 2.02%, respectively.

(m)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(n)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(o)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

See accompanying notes to financial statements.
| 100

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2030 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$11.51	$10.87	$12.27	$11.97	$11.15	$10.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.21	0.18	0.15	0.12	0.17
Net realized and unrealized gain (loss)	0.78	0.74	(0.97)	0.86	1.60	1.19
Total from Investment Operations	0.89	0.95	(0.79)	1.01	1.72	1.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.20)	(0.19)	(0.15)	(0.18)	(0.14)
Net realized capital gains	(0.15)	(0.11)	(0.42)	(0.56)	(0.72)	(0.46)
Total Distributions	(0.16)	(0.31)	(0.61)	(0.71)	(0.90)	(0.60)
Net asset value, end of the period	$12.24	$11.51	$10.87	$12.27	$11.97	$11.15
Total return(b)	7.78%(c)	8.82%	(6.38)%	8.30%	15.88%	13.12%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$21,042	$17,337	$15,169	$15,304	$7,665	$6,250
Net expenses(d)	0.24%(e)(f)(g)	0.25%(h)	0.28%(i)(j)	0.31%(k)	0.34%(l)	0.37%(m)(n)
Gross expenses	1.08%(e)(g)	1.29%(h)	1.40%(j)	1.43%(k)	2.88%(l)	4.37%(n)
Net investment income	1.86%(e)	1.93%	1.63%	1.14%	1.06%	1.55%
Portfolio turnover rate	11%	30%	61%	24%	69%	80%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.52% to 0.46%. See Note 5 of Notes to Financial Statements.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.50% and 1.33%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 1.56%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.57% to 0.52%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.66%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.69%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

See accompanying notes to financial statements.
101 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2035 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$11.40	$10.85	$12.21	$12.02	$11.24	$10.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.19	0.17	0.14	0.11	0.16
Net realized and unrealized gain (loss)	0.88	0.86	(0.96)	1.07	1.70	1.33
Total from Investment Operations	0.98	1.05	(0.79)	1.21	1.81	1.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.19)	(0.17)	(0.14)	(0.17)	(0.17)
Net realized capital gains	(0.12)	(0.31)	(0.40)	(0.88)	(0.86)	(0.54)
Total Distributions	(0.13)	(0.50)	(0.57)	(1.02)	(1.03)	(0.71)
Net asset value, end of the period	$12.25	$11.40	$10.85	$12.21	$12.02	$11.24
Total return(b)	8.61%(c)	9.83%	(6.35)%	9.85%	16.62%	14.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$21,858	$19,348	$16,843	$13,189	$7,322	$5,566
Net expenses(d)	0.26%(e)(f)(g)	0.27%(h)	0.29%(i)(j)	0.33%(k)	0.36%(l)	0.39%(m)(n)
Gross expenses	0.97%(e)(g)	1.26%(h)	1.37%(j)	1.62%(k)	3.05%(l)	3.95%(n)
Net investment income	1.71%(e)	1.76%	1.57%	1.08%	0.97%	1.47%
Portfolio turnover rate	11%	28%	39%	34%	89%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.53% to 0.47%. See Note 5 of Notes to Financial Statements.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.51% and 1.22%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 1.52%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.58% to 0.53%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.63%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 1.87%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

See accompanying notes to financial statements.
| 102

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2040 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$11.57	$10.76	$12.03	$11.69	$11.18	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.18	0.16	0.13	0.10	0.16
Net realized and unrealized gain (loss)	1.00	0.98	(0.94)	1.12	1.85	1.29
Total from Investment Operations	1.09	1.16	(0.78)	1.25	1.95	1.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.16)	(0.14)	(0.12)	(0.19)	(0.15)
Net realized capital gains	(0.20)	(0.19)	(0.35)	(0.79)	(1.25)	(0.55)
Total Distributions	(0.21)	(0.35)	(0.49)	(0.91)	(1.44)	(0.70)
Net asset value, end of the period	$12.45	$11.57	$10.76	$12.03	$11.69	$11.18
Total return(b)	9.50%(c)	10.82%	(6.30)%	10.49%	18.04%	13.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$25,539	$21,487	$15,587	$11,620	$5,431	$5,662
Net expenses(d)	0.27%(e)(f)(g)	0.28%(h)	0.30%(i)(j)	0.33%(k)	0.36%(l)	0.39%(m)(n)
Gross expenses	0.95%(e)(g)	1.24%(h)	1.62%(j)	1.99%(k)	3.38%(l)	4.45%(n)
Net investment income	1.56%(e)	1.62%	1.49%	1.01%	0.94%	1.50%
Portfolio turnover rate	10%	27%	41%	34%	64%	63%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.54% to 0.48%. See Note 5 of Notes to Financial Statements.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios toaverage net assets would have been 0.52% and 1.19%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.50%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.25%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

See accompanying notes to financial statements.
103 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2045 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$12.02	$11.25	$12.53	$12.12	$11.17	$10.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09	0.17	0.15	0.13	0.10	0.16
Net realized and unrealized gain (loss)	1.12	1.08	(0.91)	1.29	1.89	1.37
Total from Investment Operations	1.21	1.25	(0.76)	1.42	1.99	1.53
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.16)	(0.14)	(0.13)	(0.18)	(0.15)
Net realized capital gains	(0.13)	(0.32)	(0.38)	(0.88)	(0.86)	(0.59)
Total Distributions	(0.14)	(0.48)	(0.52)	(1.01)	(1.04)	(0.74)
Net asset value, end of the period	$13.09	$12.02	$11.25	$12.53	$12.12	$11.17
Total return(b)	10.06%(c)	11.19%	(5.89)%	11.36%	18.30%	14.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$24,955	$19,265	$14,695	$11,596	$6,283	$4,951
Net expenses(d)	0.25%(e)(f)(g)	0.26%(h)	0.28%(i)(j)	0.33%(k)	0.37%(l)	0.40%(m)(n)
Gross expenses	1.00%(e)(g)	1.35%(h)	1.60%(j)	1.93%(k)	3.63%(l)	5.12%(n)
Net investment income	1.40%(e)	1.45%	1.41%	0.97%	0.93%	1.45%
Portfolio turnover rate	9%	31%	39%	42%	72%	58%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.54% to 0.48%. See Note 5 of Notes to Financial Statements.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.52% and 1.26%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.63%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.88%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.19%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

See accompanying notes to financial statements.
| 104

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2050 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$11.89	$11.03	$12.31	$11.75	$11.15	$10.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.15	0.14	0.12	0.10	0.16
Net realized and unrealized gain (loss)	1.16	1.11	(0.92)	1.25	1.92	1.35
Total from Investment Operations	1.24	1.26	(0.78)	1.37	2.02	1.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.14)	(0.13)	(0.12)	(0.18)	(0.15)
Net realized capital gains	(0.12)	(0.26)	(0.37)	(0.69)	(1.24)	(0.62)
Total Distributions	(0.13)	(0.40)	(0.50)	(0.81)	(1.42)	(0.77)
Net asset value, end of the period	$13.00	$11.89	$11.03	$12.31	$11.75	$11.15
Total return(b)	10.40%(c)	11.49%	(6.24)%	11.40%	18.94%	14.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$24,720	$19,655	$13,226	$10,320	$5,017	$4,557
Net expenses(d)	0.27%(e)(f)(g)	0.28%(h)	0.30%(i)(j)	0.34%(k)	0.38%(l)	0.41%(m)(n)
Gross expenses	0.99%(e)(g)	1.40%(h)	1.78%(j)	2.12%(k)	4.00%(l)	5.24%(n)
Net investment income	1.34%(e)	1.38%	1.33%	0.91%	0.90%	1.43%
Portfolio turnover rate	8%	23%	40%	38%	80%	75%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.55% to 0.49%. See Note 5 of Notes to Financial Statements.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 1.25%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.67%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.05%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.38%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

See accompanying notes to financial statements.
105 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2055 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$11.78	$10.93	$12.08	$11.53	$11.11	$10.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.15	0.14	0.12	0.10	0.16
Net realized and unrealized gain (loss)	1.18	1.12	(0.88)	1.22	1.86	1.40
Total from Investment Operations	1.26	1.27	(0.74)	1.34	1.96	1.56
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.14)	(0.12)	(0.12)	(0.20)	(0.16)
Net realized capital gains	(0.16)	(0.28)	(0.29)	(0.67)	(1.34)	(0.72)
Total Distributions	(0.17)	(0.42)	(0.41)	(0.79)	(1.54)	(0.88)
Net asset value, end of the period	$12.87	$11.78	$10.93	$12.08	$11.53	$11.11
Total return(b)	10.72%(c)	11.68%	(6.02)%	11.33%	18.07%	14.93%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$19,800	$15,701	$11,097	$8,140	$3,836	$4,178
Net expenses(d)	0.26%(e)(f)(g)	0.27%(h)	0.29%(i)(j)	0.33%(k)	0.39%(l)	0.42%(m)(n)
Gross expenses	1.18%(e)(g)	1.62%(h)	2.09%(j)	2.68%(k)	4.49%(l)	5.63%(n)
Net investment income	1.28%(e)	1.31%	1.30%	0.90%	0.88%	1.42%
Portfolio turnover rate	10%	31%	37%	38%	71%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.55% to 0.49%. See Note 5 of Notes to Financial Statements.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 1.44%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.90%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 2.37%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.95%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

See accompanying notes to financial statements.
| 106

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2060 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Year Ended January 31,2022	Year Ended January 31,2021	Year Ended January 31,2020
Net asset value, beginning of the period	$11.55	$10.68	$11.85	$11.64	$11.03	$10.40
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08	0.14	0.13	0.11	0.10	0.16
Net realized and unrealized gain (loss)	1.14	1.11	(0.83)	1.31	1.95	1.38
Total from Investment Operations	1.22	1.25	(0.70)	1.42	2.05	1.54
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.13)	(0.12)	(0.14)	(0.19)	(0.17)
Net realized capital gains	(0.23)	(0.25)	(0.35)	(1.07)	(1.25)	(0.74)
Total Distributions	(0.24)	(0.38)	(0.47)	(1.21)	(1.44)	(0.91)
Net asset value, end of the period	$12.53	$11.55	$10.68	$11.85	$11.64	$11.03
Total return(b)	10.65%(c)	11.78%	(5.82)%	11.72%	19.09%	14.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,390	$12,662	$7,792	$5,547	$3,657	$3,198
Net expenses(d)	0.26%(e)(f)(g)	0.27%(h)	0.29%(i)(j)	0.34%(k)	0.38%(l)	0.42%(m)(n)
Gross expenses	1.35%(e)(g)	2.07%(h)	2.94%(j)	3.27%(k)	5.25%(l)	6.03%(n)
Net investment income	1.27%(e)	1.33%	1.30%	0.87%	0.95%	1.45%
Portfolio turnover rate	8%	31%	42%	43%	79%	64%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2024, the expense limit decreased from 0.55% to 0.49%. See Note 5 of Notes to Financial Statements.
(g)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 1.62%, respectively.

(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 2.35%, respectively.

(i)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(j)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.22%, respectively.

(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.53%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(m)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(n)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

See accompanying notes to financial statements.
107 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Target Retirement 2065 Fund—Class N
	Six Months Ended July 31,2024 (Unaudited)	Year Ended January 31,2024	Year Ended January 31,2023	Period Ended January 31,2022*
Net asset value, beginning of the period	$9.86	$8.93	$9.61	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.12	0.11	0.01
Net realized and unrealized gain (loss)	0.99	0.93	(0.67)	(0.38)
Total from Investment Operations	1.05	1.05	(0.56)	(0.37)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.12)	(0.01)
Net realized capital gains	—	—	—	(0.01)
Total Distributions	—	(0.12)	(0.12)	(0.02)
Net asset value, end of the period	$10.91	$9.86	$8.93	$9.61
Total return(c)	10.69%(d)	11.76%	(5.69)%	(3.66)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,802	$3,277	$2,745	$2,882
Net expenses(e)	0.27%(f)(g)(h)	0.28%(i)	0.30%(j)(k)	0.34%(f)(l)
Gross expenses	4.10%(f)(h)	5.21%(i)	5.58%(k)	8.08%(f)(l)
Net investment income	1.23%(f)	1.26%	1.26%	1.06%(f)
Portfolio turnover rate	9%	18%	42%	5%

*	From commencement of operations on December 15, 2021 through January 31, 2022.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2024, the expense limit decreased from 0.55% to 0.49%. See Note 5 of Notes to Financial Statements.
(h)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 4.37%, respectively.

(i)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 5.48%, respectively.

(j)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(k)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 5.85%, respectively.

(l)
Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 8.34%, respectively.

See accompanying notes to financial statements.
| 108

Notes to Financial Statements
July 31, 2024 (Unaudited)
1.Organization. Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust IV:
Natixis Target Retirement 2015 Fund® (formerly Natixis Sustainable Future 2015 Fund®) (“Target Retirement 2015 Fund”)
Natixis Target Retirement 2020 Fund® (formerly Natixis Sustainable Future 2020 Fund®) (“Target Retirement 2020 Fund”)
Natixis Target Retirement 2025 Fund® (formerly Natixis Sustainable Future 2025 Fund®) (“Target Retirement 2025 Fund”)
Natixis Target Retirement 2030 Fund® (formerly Natixis Sustainable Future 2030 Fund®) (“Target Retirement 2030 Fund”)
Natixis Target Retirement 2035 Fund® (formerly Natixis Sustainable Future 2035 Fund®) (“Target Retirement 2035 Fund”)
Natixis Target Retirement 2040 Fund® (formerly Natixis Sustainable Future 2040 Fund®) (“Target Retirement 2040 Fund”)
Natixis Target Retirement 2045 Fund® (formerly Natixis Sustainable Future 2045 Fund®) (“Target Retirement 2045 Fund”)
Natixis Target Retirement 2050 Fund® (formerly Natixis Sustainable Future 2050 Fund®) (“Target Retirement 2050 Fund”)
Natixis Target Retirement 2055 Fund® (formerly Natixis Sustainable Future 2055 Fund®) (“Target Retirement 2055 Fund”)
Natixis Target Retirement 2060 Fund® (formerly Natixis Sustainable Future 2060 Fund®) (“Target Retirement 2060 Fund”)
Natixis Target Retirement 2065 Fund® (formerly Natixis Sustainable Future 2065 Fund®) (“Target Retirement 2065 Fund”)
Effective July 1, 2024, the Board of Trustees approved a change in the name of each Fund. Each Fund’s investment goal and principal investment strategies will not change as a result of the name change.
Each Fund is a diversified investment company.
Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
109 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of July 31, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to
| 110

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization and passive foreign investment company adjustments. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, passive foreign investment company adjustments and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2024 was as follows:
	2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Target Retirement 2015 Fund	$154,612	$30,518	$185,130
Target Retirement 2020 Fund	102,733	—	102,733
Target Retirement 2025 Fund	236,882	34,548	271,430
Target Retirement 2030 Fund	369,559	109,780	479,339
Target Retirement 2035 Fund	417,154	391,065	808,219
Target Retirement 2040 Fund	375,628	240,224	615,852
Target Retirement 2045 Fund	342,934	360,324	703,258
Target Retirement 2050 Fund	303,732	295,426	599,158
Target Retirement 2055 Fund	248,320	267,060	515,380
Target Retirement 2060 Fund	184,943	193,069	378,012
Target Retirement 2065 Fund	39,672	—	39,672
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2024, capital loss carryforwards were as follows:
	Target Retirement 2015 Fund	Target Retirement 2020 Fund	Target Retirement 2025 Fund	Target Retirement 2030 Fund	Target Retirement 2035 Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$ —	$ —	$ —	$ —
111 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)

	Target Retirement 2040 Fund	Target Retirement 2045 Fund	Target Retirement 2050 Fund	Target Retirement 2055 Fund	Target Retirement 2060 Fund	Target Retirement 2065 Fund
Capital loss carryforward:
Short-term:
No expiration date	$ —	$ —	$ —	$ —	$ —	$(6,298)
As of July 31, 2024, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Target Retirement 2015 Fund	Target Retirement 2020 Fund	Target Retirement 2025 Fund	Target Retirement 2030 Fund	Target Retirement 2035 Fund
Federal tax cost	$5,893,880	$5,805,464	$10,005,343	$20,162,534	$20,579,339
Gross tax appreciation	$361,167	$316,727	$677,906	$1,712,255	$2,207,006
Gross tax depreciation	(401,747)	(234,238)	(395,470)	(795,372)	(891,876)
Net tax appreciation (depreciation)	$(40,580)	$82,489	$282,436	$916,883	$1,315,130

	Target Retirement 2040 Fund	Target Retirement 2045 Fund	Target Retirement 2050 Fund	Target Retirement 2055 Fund	Target Retirement 2060 Fund	Target Retirement 2065 Fund
Federal tax cost	$23,468,126	$21,825,818	$22,375,863	$18,012,820	$14,718,159	$3,540,702
Gross tax appreciation	$2,825,374	$2,685,126	$2,973,217	$2,366,392	$2,008,539	$450,757
Gross tax depreciation	(723,681)	(679,894)	(610,703)	(468,080)	(293,127)	(167,148)
Net tax appreciation	$2,101,693	$2,005,232	$2,362,514	$1,898,312	$1,715,412	$283,609
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund's fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of July 31, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such
| 112

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of July 31, 2024, at value:
Target Retirement 2015 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,467,087	$ —	$ —	$1,467,087
Bonds and Notes(a)	—	1,244,236	—	1,244,236
Exchange-Traded Funds	192,293	—	—	192,293
Mutual Funds	271,584	—	—	271,584
Affiliated Mutual Funds	2,526,109	—	—	2,526,109
Short-Term Investments	—	151,991	—	151,991
Total Investments	$4,457,073	$1,396,227	$—	$5,853,300

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2020 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,849,829	$ —	$ —	$1,849,829
Bonds and Notes(a)	—	1,162,981	—	1,162,981
Exchange-Traded Funds	240,689	—	—	240,689
Mutual Funds	325,160	—	—	325,160
Affiliated Mutual Funds	2,149,454	—	—	2,149,454
Short-Term Investments	—	159,840	—	159,840
Total Investments	$4,565,132	$1,322,821	$—	$5,887,953

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
113 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)

Target Retirement 2025 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,618,945	$ —	$ —	$3,618,945
Bonds and Notes(a)	—	1,955,017	—	1,955,017
Exchange-Traded Funds	503,883	—	—	503,883
Mutual Funds	747,242	—	—	747,242
Affiliated Mutual Funds	3,132,330	—	—	3,132,330
Short-Term Investments	—	330,362	—	330,362
Total Investments	$8,002,400	$2,285,379	$—	$10,287,779

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2030 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$8,481,790	$ —	$ —	$8,481,790
Bonds and Notes(a)	—	3,550,915	—	3,550,915
Exchange-Traded Funds	1,186,670	—	—	1,186,670
Mutual Funds	1,918,079	—	—	1,918,079
Affiliated Mutual Funds	5,266,668	—	—	5,266,668
Short-Term Investments	—	675,295	—	675,295
Total Investments	$16,853,207	$4,226,210	$—	$21,079,417

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2035 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,230,151	$ —	$ —	$10,230,151
Bonds and Notes(a)	—	2,743,047	—	2,743,047
Exchange-Traded Funds	1,401,145	—	—	1,401,145
Mutual Funds	2,167,175	—	—	2,167,175
Affiliated Mutual Funds	4,658,274	—	—	4,658,274
Short-Term Investments	—	694,677	—	694,677
Total Investments	$18,456,745	$3,437,724	$—	$21,894,469

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 114

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)

Target Retirement 2040 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,640,994	$ —	$ —	$13,640,994
Bonds and Notes(a)	—	2,155,089	—	2,155,089
Exchange-Traded Funds	1,766,696	—	—	1,766,696
Mutual Funds	2,724,397	—	—	2,724,397
Affiliated Mutual Funds	4,439,598	—	—	4,439,598
Short-Term Investments	—	843,045	—	843,045
Total Investments	$22,571,685	$2,998,134	$—	$25,569,819

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2045 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$13,338,194	$ —	$ —	$13,338,194
Bonds and Notes(a)	—	1,081,206	—	1,081,206
Exchange-Traded Funds	1,854,857	—	—	1,854,857
Mutual Funds	3,021,273	—	—	3,021,273
Affiliated Mutual Funds	3,714,940	—	—	3,714,940
Short-Term Investments	—	820,580	—	820,580
Total Investments	$21,929,264	$1,901,786	$—	$23,831,050

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2050 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,392,563	$ —	$ —	$14,392,563
Bonds and Notes(a)	—	1,348,183	—	1,348,183
Exchange-Traded Funds	2,067,316	—	—	2,067,316
Mutual Funds	3,258,108	—	—	3,258,108
Affiliated Mutual Funds	2,744,568	—	—	2,744,568
Short-Term Investments	—	927,639	—	927,639
Total Investments	$22,462,555	$2,275,822	$—	$24,738,377

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
115 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)

Target Retirement 2055 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$11,727,027	$ —	$ —	$11,727,027
Bonds and Notes(a)	—	806,614	—	806,614
Exchange-Traded Funds	1,786,216	—	—	1,786,216
Mutual Funds	2,821,065	—	—	2,821,065
Affiliated Mutual Funds	2,082,587	—	—	2,082,587
Short-Term Investments	—	687,623	—	687,623
Total Investments	$18,416,895	$1,494,237	$—	$19,911,132

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2060 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$9,669,358	$ —	$ —	$9,669,358
Bonds and Notes(a)	—	646,992	—	646,992
Exchange-Traded Funds	1,460,994	—	—	1,460,994
Mutual Funds	2,335,046	—	—	2,335,046
Affiliated Mutual Funds	1,714,065	—	—	1,714,065
Short-Term Investments	—	607,116	—	607,116
Total Investments	$15,179,463	$1,254,108	$—	$16,433,571

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Target Retirement 2065 Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,272,350	$ —	$ —	$2,272,350
Bonds and Notes(a)	—	149,927	—	149,927
Exchange-Traded Funds	340,950	—	—	340,950
Mutual Funds	535,318	—	—	535,318
Affiliated Mutual Funds	392,342	—	—	392,342
Short-Term Investments	—	133,424	—	133,424
Total Investments	$3,540,960	$283,351	$—	$3,824,311

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 116

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
4.Purchases and Sales of Securities. For the six months ended July 31, 2024, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Target Retirement 2015 Fund	$86,603	$33,401	$602,062	$721,514
Target Retirement 2020 Fund	215,521	73,488	2,103,348	1,306,270
Target Retirement 2025 Fund	361,614	238,378	1,475,880	2,734,945
Target Retirement 2030 Fund	473,630	126,432	3,980,942	1,953,405
Target Retirement 2035 Fund	214,037	57,780	2,906,839	2,238,118
Target Retirement 2040 Fund	239,054	49,001	4,128,259	2,347,027
Target Retirement 2045 Fund	137,041	25,586	4,475,472	1,824,315
Target Retirement 2050 Fund	161,930	33,957	4,548,536	1,786,085
Target Retirement 2055 Fund	139,618	42,325	3,941,208	1,728,616
Target Retirement 2060 Fund	87,561	15,265	3,209,726	1,169,405
Target Retirement 2065 Fund	15,184	2,244	432,475	293,981
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Natixis Investment Managers Solutions division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment, AIA International Developed Markets Equity ESG Segment and AIA U.S. Large Cap Core ESG Segment. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.
Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis Investment Managers, LLC.
Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.
The aggregate management fee to be paid by each Fund is equal to the sum of:  (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment and (iv) effective October 17, 2022, 0.165% of the average daily net assets of the AIA U.S. Large Cap Core ESG Segment, each payable to Natixis Advisors as adviser; (v) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (vi) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vii) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of:  (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.
Natixis Advisors will voluntarily waive its fee for the management of a segment for any period during which the segment is invested entirely in unaffiliated exchange-traded funds. During the six months ended July 31, 2024, management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment were voluntarily waived.
Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. These undertakings are in effect until May 31, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of
117 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/ reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended July 31, 2024, the Funds' expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Target Retirement 2015 Fund	0.44%
Target Retirement 2020 Fund	0.44%
Target Retirement 2025 Fund	0.45%
Target Retirement 2030 Fund	0.46%
Target Retirement 2035 Fund	0.47%
Target Retirement 2040 Fund	0.48%
Target Retirement 2045 Fund	0.48%
Target Retirement 2050 Fund	0.49%
Target Retirement 2055 Fund	0.49%
Target Retirement 2060 Fund	0.49%
Target Retirement 2065 Fund	0.49%
Prior to July 1, 2024, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Target Retirement 2015 Fund	0.50%
Target Retirement 2020 Fund	0.50%
Target Retirement 2025 Fund	0.51%
Target Retirement 2030 Fund	0.52%
Target Retirement 2035 Fund	0.53%
Target Retirement 2040 Fund	0.54%
Target Retirement 2045 Fund	0.54%
Target Retirement 2050 Fund	0.55%
Target Retirement 2055 Fund	0.55%
Target Retirement 2060 Fund	0.55%
Target Retirement 2065 Fund	0.55%
Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
| 118

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
For the six months ended July 31, 2024, the management fees and waivers/reimbursements of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
Fund						Gross	Net
Target Retirement 2015 Fund	$3,411	$696	$195	$2,520	$ —	0.12%	— %
Target Retirement 2020 Fund	3,709	814	228	2,667	—	0.13%	— %
Target Retirement 2025 Fund	7,552	1,707	508	5,337	—	0.15%	— %
Target Retirement 2030 Fund	15,009	3,559	1,046	10,404	—	0.16%	— %
Target Retirement 2035 Fund	18,549	4,664	1,361	12,524	—	0.18%	— %
Target Retirement 2040 Fund	22,672	5,989	1,663	15,020	—	0.19%	— %
Target Retirement 2045 Fund	21,268	5,774	1,732	13,762	—	0.19%	— %
Target Retirement 2050 Fund	22,914	6,175	1,894	14,845	—	0.20%	— %
Target Retirement 2055 Fund	18,588	5,046	1,623	11,919	—	0.21%	— %
Target Retirement 2060 Fund	15,123	4,104	1,325	9,694	—	0.21%	— %
Target Retirement 2065 Fund	3,668	985	316	2,367	—	0.21%	— %

[1]
Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Core ESG, AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG
Segments is subject to possible recovery until January 31, 2026.

[2]
Voluntary waiver of Natixis Advisors’ management fee with respect to the AIA International Developed Markets Equity ESG Segment is not subject to recovery under the expense limitation agreements described above.

[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2026.
For the six months ended July 31, 2024, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):
Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Target Retirement 2015 Fund	$2,520	$66,670	$69,190
Target Retirement 2020 Fund	2,667	73,040	75,707
Target Retirement 2025 Fund	5,337	72,838	78,175
Target Retirement 2030 Fund	10,404	62,409	72,813
Target Retirement 2035 Fund	12,524	55,994	68,518
Target Retirement 2040 Fund	15,020	57,237	72,257
Target Retirement 2045 Fund	13,762	59,655	73,417
Target Retirement 2050 Fund	14,845	57,438	72,283
Target Retirement 2055 Fund	11,919	63,747	75,666
Target Retirement 2060 Fund	9,694	64,863	74,557
Target Retirement 2065 Fund	2,367	64,290	66,657

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2026.
No expenses were recovered during the six months ended July 31, 2024, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
119 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
For the six months ended July 31, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Target Retirement 2015 Fund	$1,312
Target Retirement 2020 Fund	1,243
Target Retirement 2025 Fund	2,302
Target Retirement 2030 Fund	4,166
Target Retirement 2035 Fund	4,728
Target Retirement 2040 Fund	5,340
Target Retirement 2045 Fund	4,897
Target Retirement 2050 Fund	5,018
Target Retirement 2055 Fund	4,057
Target Retirement 2060 Fund	3,300
Target Retirement 2065 Fund	795
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
e. Affiliated Ownership. As of July 31, 2024, the percentage of net assets owned by Natixis Investment Managers, LLC is as follows:
Percentage of Net Assets
Target Retirement 2065 Fund	86.08%
Investment activities of affiliated shareholders could have material impacts on the Funds.
| 120

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
f. Affiliated Fund Transactions. A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended July 31, 2024, is as follows:
Target Retirement 2015 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$941,953	$97,491	$61,063	$(379)	$(140)	$977,862	101,333	$22,833
Loomis Sayles Limited Term Government and Agency Fund, Class N	680,316	72,456	47,091	481	1,114	707,276	65,307	14,851
Mirova Global Green Bond Fund, Class N	622,979	57,016	45,364	2,275	10,884	647,790	74,802	—
Mirova International Sustainable Equity Fund, Class N	187,978	11,075	22,013	5,544	10,597	193,181	15,022	60
	$2,433,226	$238,038	$175,531	$7,921	$22,455	$2,526,109	256,464	$37,744

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2020 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$574,791	$276,483	$133,142	$(3,232)	$4,261	$719,161	74,524	$16,647
Loomis Sayles Limited Term Government and Agency Fund, Class N	480,107	233,231	116,685	(1,373)	3,484	598,764	55,288	11,816
Mirova Global Green Bond Fund, Class N	470,186	214,530	107,823	834	11,302	589,029	68,017	—
Mirova International Sustainable Equity Fund, Class N	192,137	80,303	47,148	8,353	8,855	242,500	18,857	73
	$1,717,221	$804,547	$404,798	$4,582	$27,902	$2,149,454	216,686	$28,536

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
121 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)

Target Retirement 2025 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$793,683	$103,674	$147,895	$(5,381)	$4,292	$748,373	77,552	$16,193
Loomis Sayles Limited Term Government and Agency Fund, Class N	957,838	142,103	200,745	(3,060)	3,819	899,955	83,098	19,076
Mirova Global Green Bond Fund, Class N	1,031,368	132,589	206,957	890	17,471	975,361	112,628	—
Mirova International Sustainable Equity Fund, Class N	535,849	63,091	133,599	11,162	32,138	508,641	39,552	167
	$3,318,738	$441,457	$689,196	$3,611	$57,720	$3,132,330	312,830	$35,436

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2030 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$894,579	$202,374	$18,582	$(375)	$1,899	$1,079,895	111,906	$21,780
Loomis Sayles Limited Term Government and Agency Fund, Class N	1,067,026	253,334	31,770	(41)	3,738	1,292,287	119,325	23,918
Mirova Global Green Bond Fund, Class N	1,408,689	281,656	24,026	888	32,946	1,700,153	196,323	—
Mirova International Sustainable Equity Fund, Class N	974,884	210,576	77,658	12,485	74,046	1,194,333	92,872	317
	$4,345,178	$947,940	$152,036	$12,957	$112,629	$5,266,668	520,426	$46,015

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
| 122

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)

Target Retirement 2035 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$886,254	$136,192	$36,677	$(130)	$370	$986,009	102,177	$22,096
Loomis Sayles Limited Term Government and Agency Fund, Class N	913,020	144,012	40,296	342	2,176	1,019,254	94,114	20,234
Mirova Global Green Bond Fund, Class N	1,105,514	151,122	47,694	2,649	22,484	1,234,075	142,503	—
Mirova International Sustainable Equity Fund, Class N	1,252,334	96,077	39,964	9,026	101,463	1,418,936	110,337	417
	$4,157,122	$527,403	$164,631	$11,887	$126,493	$4,658,274	449,131	$42,747

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2040 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$770,601	$172,918	$39,620	$(135)	$962	$904,726	93,754	$19,706
Loomis Sayles Limited Term Government and Agency Fund, Class N	615,662	136,798	33,156	89	1,897	721,290	66,601	14,163
Mirova Global Green Bond Fund, Class N	885,516	181,588	43,995	1,844	19,248	1,044,201	120,578	—
Mirova International Sustainable Equity Fund, Class N	1,516,638	163,985	44,132	8,719	124,171	1,769,381	137,588	508
	$3,788,417	$655,289	$160,903	$10,517	$146,278	$4,439,598	418,521	$34,377

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
123 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)

Target Retirement 2045 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$487,199	$119,740	$4,456	$(96)	$751	$603,138	62,501	$13,186
Loomis Sayles Limited Term Government and Agency Fund, Class N	327,649	80,082	3,176	6	1,211	405,772	37,468	8,494
Mirova Global Green Bond Fund, Class N	670,717	151,113	5,672	248	16,732	833,138	96,205	—
Mirova International Sustainable Equity Fund, Class N	1,519,028	228,385	13,265	2,700	136,044	1,872,892	145,637	529
	$3,004,593	$579,320	$26,569	$2,858	$154,738	$3,714,940	341,811	$22,209

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2050 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$215,633	$58,362	$4,050	$(30)	$403	$270,318	28,012	$5,792
Mirova Global Green Bond Fund, Class N	319,957	81,250	6,491	302	7,957	402,975	46,533	—
Mirova International Sustainable Equity Fund, Class N	1,670,222	279,398	29,648	7,544	143,759	2,071,275	161,063	581
	$2,205,812	$419,010	$40,189	$7,816	$152,119	$2,744,568	235,608	$6,373

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2055 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$10,716	$3,180	$523	$(15)	$34	$13,392	1,388	$288
Mirova Global Green Bond Fund, Class N	238,092	66,365	11,300	481	5,664	299,302	34,561	—
Mirova International Sustainable Equity Fund, Class N	1,415,746	285,080	59,772	8,677	120,162	1,769,893	137,628	496
	$1,664,554	$354,625	$71,595	$9,143	$125,860	$2,082,587	173,577	$784

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
| 124

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)

Target Retirement 2060 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$194,498	$58,701	$11,174	$400	$4,653	$247,078	28,531	$ —
Mirova International Sustainable Equity Fund, Class N	1,160,211	220,893	19,723	2,902	102,704	1,466,987	114,073	402
	$1,354,709	$279,594	$30,897	$3,302	$107,357	$1,714,065	142,604	$402

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Target Retirement 2065 Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$49,103	$6,791	$1,025	$58	$1,063	$55,990	6,465	$ —
Mirova International Sustainable Equity Fund, Class N	293,599	20,958	3,923	869	24,849	336,352	26,155	96
	$342,702	$27,749	$4,948	$927	$25,912	$392,342	32,620	$96

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.
6.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
a. Acquired Fund Fees and Expenses. Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.
7.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended July 31, 2024, none of the Funds had borrowings under this agreement.
8.Risk. A Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. A Fund is also indirectly exposed to the same risks as the underlying funds in proportion to the allocation of the Fund’s assets among the underlying funds. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
125 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of July 31, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Target Retirement 2015 Fund	4	80.16%
Target Retirement 2020 Fund	5	58.28%
Target Retirement 2025 Fund	6	37.28%
Target Retirement 2030 Fund	2	18.82%
Target Retirement 2035 Fund	4	33.39%
Target Retirement 2040 Fund	2	12.23%
Target Retirement 2045 Fund	3	15.06%
Target Retirement 2050 Fund	2	13.15%
Target Retirement 2055 Fund	1	8.24%
Target Retirement 2060 Fund	3	24.95%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
10.Interest Expense.  The Funds incur interest expense on cash overdrafts. Interest expense incurred for the six months ended July 31, 2024 is reflected on the Statements of Operations.
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
Target Retirement 2015 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	42,739	$392,221	71,010	$624,594
Issued in connection with the reinvestment of distributions	4,409	40,259	20,604	185,130
Redeemed	(54,394)	(505,874)	(83,914)	(720,682)
Increase (decrease) from capital share transactions	(7,246)	$(73,394)	7,700	$89,042

Target Retirement 2020 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	243,853	$2,174,598	112,223	$945,215
Issued in connection with the reinvestment of distributions	759	6,806	11,726	102,716
Redeemed	(140,985)	(1,261,039)	(103,646)	(858,963)
Increase from capital share transactions	103,627	$920,365	20,303	$188,968
| 126

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
11.Capital Shares (continued).

Target Retirement 2025 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	144,444	$1,564,749	459,876	$4,686,582
Issued in connection with the reinvestment of distributions	16,843	180,891	23,742	250,449
Redeemed	(250,840)	(2,708,204)	(325,146)	(3,356,739)
Increase (decrease) from capital share transactions	(89,553)	$(962,564)	158,472	$1,580,292

Target Retirement 2030 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	330,429	$3,927,728	467,883	$5,177,926
Issued in connection with the reinvestment of distributions	20,922	247,502	41,899	479,152
Redeemed	(138,246)	(1,632,734)	(400,071)	(4,413,705)
Increase from capital share transactions	213,105	$2,542,496	109,711	$1,243,373

Target Retirement 2035 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	222,240	$2,616,604	446,766	$4,902,869
Issued in connection with the reinvestment of distributions	19,142	226,453	71,604	806,536
Redeemed	(154,130)	(1,845,821)	(373,199)	(4,108,323)
Increase from capital share transactions	87,252	$997,236	145,171	$1,601,082

Target Retirement 2040 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	329,909	$3,966,586	770,189	$8,498,170
Issued in connection with the reinvestment of distributions	34,436	413,581	53,476	612,872
Redeemed	(170,240)	(2,042,720)	(416,053)	(4,607,415)
Increase from capital share transactions	194,105	$2,337,447	407,612	$4,503,627
127 |

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
11.Capital Shares (continued).

Target Retirement 2045 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	404,688	$5,142,555	673,246	$7,733,360
Issued in connection with the reinvestment of distributions	18,155	229,301	58,720	699,932
Redeemed	(119,445)	(1,516,530)	(435,268)	(5,029,982)
Increase from capital share transactions	303,398	$3,855,326	296,698	$3,403,310

Target Retirement 2050 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	391,713	$4,888,826	668,914	$7,559,556
Issued in connection with the reinvestment of distributions	17,347	217,527	50,674	595,813
Redeemed	(160,495)	(2,005,064)	(265,151)	(2,992,092)
Increase from capital share transactions	248,565	$3,101,289	454,437	$5,163,277

Target Retirement 2055 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	352,365	$4,356,312	656,250	$7,305,146
Issued in connection with the reinvestment of distributions	19,545	242,550	44,207	514,313
Redeemed	(166,186)	(2,048,460)	(383,165)	(4,234,651)
Increase from capital share transactions	205,724	$2,550,402	317,292	$3,584,808

Target Retirement 2060 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	330,753	$3,988,016	611,448	$6,651,085
Issued in connection with the reinvestment of distributions	23,939	289,419	33,213	378,000
Redeemed	(142,828)	(1,722,252)	(277,853)	(3,011,857)
Increase from capital share transactions	211,864	$2,555,183	366,808	$4,017,228
| 128

Notes to Financial Statements (continued)
July 31, 2024 (Unaudited)
11.Capital Shares (continued).

Target Retirement 2065 Fund
	Six Months Ended July 31, 2024		Year Ended January 31, 2024
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	20,153	$211,155	25,918	$243,224
Issued in connection with the reinvestment of distributions	13	138	357	3,522
Redeemed	(4,155)	(43,802)	(1,371)	(12,278)
Increase from capital share transactions	16,011	$167,491	24,904	$234,468
129 |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-advisers (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of each Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and the Advisers’ affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”), including with respect to the oversight of each Fund’s “glidepath” and the oversight of its sustainability criteria. They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
| 130

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three-, and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Natixis Target Retirement 2015 Fund	14%	50%	6%
Natixis Target Retirement 2020 Fund	1%	16%	5%
Natixis Target Retirement 2025 Fund	1%	15%	22%
Natixis Target Retirement 2030 Fund	3%	5%	3%
Natixis Target Retirement 2035 Fund	10%	5%	14%
Natixis Target Retirement 2040 Fund	10%	23%	28%
Natixis Target Retirement 2045 Fund	12%	35%	25%
Natixis Target Retirement 2050 Fund	10%	47%	37%
Natixis Target Retirement 2055 Fund	5%	44%	40%
Natixis Target Retirement 2060 Fund	5%	39%	17%
Natixis Target Retirement 2065 Fund	6%	N/A	N/A
The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with each Fund. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third-party) of the Funds’ advisory and sub-advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity, and quality of the investment management of each Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that each Fund has an expense limitation in place, and they
131 |

considered the amounts waived or reimbursed by Natixis Advisors for each Fund under their respective expense limitation agreements. The Trustees further noted that management had proposed to reduce the expense limitation for each Fund on all share classes, effective as of July 1, 2024. The Trustees also noted that each Fund had a total advisory fee rate that was at or below the median of its peer group of funds. The Trustees also considered that the proposed reduction of each Fund’s expense limitation would further reduce each Fund’s effective advisory fee rate. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees and expenses charged to each Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationship with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense limitation. They also considered management’s proposal to reduce the expense limitation for each Fund on all share classes, effective July 1, 2024. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. They also considered that because of their relatively small size, the Funds did not benefit from significant economies of scale.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the ability to offer target date funds with a sustainable investment theme. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
• The benefit to the Advisers and Natixis Advisors of being able to offer a suite of target date funds with environmental, social and governance-related investment strategies.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
| 132

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp 9/30/25
5521317.1.1
NSFF58SA-0724
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 20, 2024

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	September 20, 2024